UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor
                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)
H.J. Willcox, Esq.
Principal and Chief Legal Officer
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
                        Greenwich, CT 06830
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2019 to March 31, 2020

Item 1. Reports to Shareholders.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.

Semi-Annual Report
March 31, 2020 (Unaudited)
AQR Large Cap Multi-Style Fund
AQR Small Cap Multi-Style Fund
AQR International Multi-Style Fund
AQR Emerging Multi-Style Fund
AQR TM Large Cap Multi-Style Fund
AQR TM Small Cap Multi-Style Fund
AQR TM International Multi-Style Fund
AQR TM Emerging Multi-Style Fund
AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Style Fund
AQR International Momentum Style Fund
AQR TM Large Cap Momentum Style Fund
AQR TM Small Cap Momentum Style Fund
AQR TM International Momentum Style Fund
AQR Large Cap Defensive Style Fund
AQR International Defensive Style Fund
AQR Emerging Defensive Style Fund
AQR Global Equity Fund
AQR International Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds intend to no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website
(https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.
You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all
AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all
AQR Funds held in your account if you invest through a financial intermediary.

Table of Contents
Schedule of Investments
AQR Large Cap Multi-Style Fund
....................................................................
2
AQR Small Cap Multi-Style Fund
....................................................................
7
AQR International Multi-Style Fund
..................................................................
13
AQR Emerging Multi-Style Fund
....................................................................
17
AQR TM Large Cap Multi-Style Fund
.................................................................
22
AQR TM Small Cap Multi-Style Fund
.................................................................
27
AQR TM International Multi-Style Fund
................................................................
33
AQR TM Emerging Multi-Style Fund
..................................................................
37
AQR Large Cap Momentum Style Fund
...............................................................
42
AQR Small Cap Momentum Style Fund
...............................................................
49
AQR International Momentum Style Fund
..............................................................
59
AQR TM Large Cap Momentum Style Fund
............................................................
65
AQR TM Small Cap Momentum Style Fund
............................................................
71
AQR TM International Momentum Style Fund
...........................................................
80
AQR Large Cap Defensive Style Fund
................................................................
86
AQR International Defensive Style Fund
...............................................................
93
AQR Emerging Defensive Style Fund
.................................................................
98
AQR Global Equity Fund
..........................................................................
103
AQR International Equity Fund
......................................................................
112
Financial Statements and Notes
........................................................................
120
Fund Expense Examples (unaudited)
....................................................................
198

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 98.5%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.
5,650 $ 522,116
Huntington Ingalls Industries, Inc.
27,433 4,998,567
Lockheed Martin Corp.
906 307,089
Northrop Grumman Corp.
7,791 2,357,167
Raytheon Co.
15,048 1,973,545
Spirit AeroSystems Holdings, Inc.,
Class A 75,650 1,810,305
11,968,789
Airlines - 0.3%
JetBlue Airways Corp.*
286,278 2,562,188
United Airlines Holdings, Inc.*
23,408 738,523
3,300,711
Automobiles - 0.3%
General Motors Co.
69,899 1,452,501
Tesla, Inc.*
3,119 1,634,356
3,086,857
Banks - 3.1%
Citigroup, Inc.
77,107 3,247,747
Citizens Financial Group, Inc.
99,097 1,864,015
Fifth Third Bancorp
41,306 613,394
First Citizens BancShares , Inc.,
Class A 7,184 2,391,338
JPMorgan Chase & Co.
159,551 14,364,376
Popular, Inc.
158,886 5,561,010
Wells Fargo & Co.
63,636 1,826,353
29,868,233
Beverages - 1.5%
Coca-Cola Co. (The)
21,459 949,561
Monster Beverage Corp.*
24,681 1,388,553
PepsiCo, Inc.
99,783 11,983,938
14,322,052
Biotechnology - 3.7%
AbbVie, Inc.
52,181 3,975,671
Alexion Pharmaceuticals, Inc.*
51,761 4,647,620
Amgen, Inc.
27,122 5,498,443
Biogen, Inc.*
47,814 15,127,393
Exelixis , Inc.*
358,354 6,170,856
35,419,983
Building Products - 0.1%
Owens Corning 18,591 721,517
Capital Markets - 1.6%
Ameriprise Financial, Inc.
91,004 9,326,090
Evercore , Inc., Class A
22,854 1,052,655
Goldman Sachs Group, Inc. (The)
1,727 266,977
LPL Financial Holdings, Inc.
23,309 1,268,709
Morgan Stanley
87,246 2,966,364
14,880,795
INVESTMENTS SHARES VALUE
Chemicals - 0.4%
DuPont de Nemours, Inc.
32,826 $ 1,119,367
LyondellBasell Industries NV, Class
A 61,329 3,043,758
NewMarket Corp.
16 6,126
4,169,251
Commercial Services & Supplies - 1.3%
Cintas Corp.
4,797 830,936
Copart , Inc.*
21,047 1,442,141
KAR Auction Services, Inc.
43,832 525,984
Waste Management, Inc.
104,807 9,700,936
12,499,997
Consumer Finance - 0.4%
Capital One Financial Corp.
9,156 461,646
OneMain Holdings, Inc.
14,028 268,215
Synchrony Financial
172,526 2,775,943
3,505,804
Distributors - 0.1%
LKQ Corp.* 30,523 626,027
Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B 4,685 1,598,381
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*
79,319 14,501,893
Equitable Holdings, Inc.
265,143 3,831,316
18,333,209
Diversified Telecommunication Services - 0.1%
AT&T, Inc.
26,024 758,599
Verizon Communications, Inc.
9,642 518,065
1,276,664
Electric Utilities - 2.2%
American Electric Power Co., Inc.
11,160 892,577
Duke Energy Corp.
6,554 530,087
Exelon Corp.
294,053 10,824,091
Pinnacle West Capital Corp.
111,783 8,472,034
20,718,789
Electrical Equipment - 0.1%
Acuity Brands, Inc. 6,975 597,479
Electronic Equipment, Instruments & Components - 1.6%
Arrow Electronics, Inc.*
14,852 770,373
Avnet, Inc.
31,739 796,649
CDW Corp.
17,982 1,677,181
Jabil, Inc.
238,690 5,867,000
SYNNEX Corp.
77,549 5,668,832
14,780,035

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Entertainment - 1.1%
Electronic Arts, Inc.*
47,747 $ 4,782,817
Walt Disney Co. (The)
56,414 5,449,592
10,232,409
Food & Staples Retailing - 1.9%
Casey's General Stores, Inc.
2,293 303,799
Costco Wholesale Corp.
13,321 3,798,217
Kroger Co. (The)
129,815 3,910,028
Walmart, Inc.
90,926 10,331,012
18,343,056
Food Products - 2.6%
Flowers Foods, Inc.
17,814 365,543
General Mills, Inc.
64,908 3,425,195
Ingredion, Inc.
5,161 389,656
JM Smucker Co. (The)
28,546 3,168,606
Pilgrim's Pride Corp.*
264,853 4,799,136
Tyson Foods, Inc., Class A
213,523 12,356,576
24,504,712
Health Care Equipment & Supplies - 2.3%
ABIOMED, Inc.*
17,545 2,546,832
Align Technology, Inc.*
5,129 892,190
Baxter International, Inc.
34,166 2,773,938
Danaher Corp.
47,334 6,551,499
Edwards Lifesciences Corp.*
3,726 702,798
Medtronic plc
88,396 7,971,551
21,438,808
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.
22,417 1,983,904
Anthem, Inc.
30,203 6,857,289
CVS Health Corp.
58,684 3,481,722
DaVita, Inc.*
6,702 509,754
Humana, Inc.
32,397 10,173,306
McKesson Corp.
2,814 380,622
Molina Healthcare, Inc.*
29,008 4,052,708
Universal Health Services, Inc.,
Class B 12,065 1,195,400
28,634,705
Hotels, Restaurants & Leisure - 0.5%
Aramark
53,791 1,074,206
Carnival Corp.
41,783 550,282
Darden Restaurants, Inc.
19,606 1,067,743
Norwegian Cruise Line Holdings
Ltd.* 150,322 1,647,529
4,339,760
Household Durables - 1.3%
Lennar Corp., Class A
44,904 1,715,333
INVESTMENTS SHARES VALUE
Household Durables - 1.3% (continued)
NVR, Inc.*
1,755 $ 4,508,788
PulteGroup, Inc.
158,422 3,535,979
Whirlpool Corp.(a)
34,885 2,993,133
12,753,233
Household Products - 3.9%
Clorox Co. (The)
57,636 9,985,437
Kimberly-Clark Corp.
63,620 8,135,089
Procter & Gamble Co. (The)
171,755 18,893,050
37,013,576
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. 45,975 733,761
Industrial Conglomerates - 0.2%
Carlisle Cos., Inc. 17,094 2,141,536
Insurance - 6.6%
Allstate Corp. (The)
137,762 12,636,908
American Financial Group, Inc.
28,059 1,966,375
American International Group, Inc.
7,771 188,447
Arch Capital Group Ltd.*
122,722 3,492,668
Assurant, Inc.
23,344 2,429,877
Assured Guaranty Ltd.
133,303 3,437,884
Athene Holding Ltd., Class A*
157,754 3,915,454
Brighthouse Financial, Inc.*
78,106 1,887,822
CNA Financial Corp.
8,943 277,591
Everest Re Group Ltd.
49,295 9,485,344
Fidelity National Financial, Inc.
34,226 851,543
First American Financial Corp.
130,096 5,517,371
Hartford Financial Services Group,
Inc. (The) 52,320 1,843,757
MetLife, Inc.
77,719 2,375,870
Old Republic International Corp.
80,007 1,220,107
Progressive Corp. (The)
18,793 1,387,675
Reinsurance Group of America, Inc.
29,802 2,507,540
Travelers Cos., Inc. (The)
69,841 6,938,703
62,360,936
Interactive Media & Services - 7.0%
Alphabet, Inc., Class A*
22,576 26,232,183
Alphabet, Inc., Class C*
12,767 14,845,595
Facebook, Inc., Class A*
151,291 25,235,339
66,313,117
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc.* 9,343 18,216,234
IT Services - 4.7%
Accenture plc, Class A
16,917 2,761,869
Akamai Technologies, Inc.*
108,186 9,897,937
Amdocs Ltd.
26,270 1,444,062
Booz Allen Hamilton Holding Corp.
54,881 3,767,032
CACI International, Inc., Class A*
19,257 4,066,116
Cognizant Technology Solutions
Corp., Class A 70,491 3,275,717
DXC Technology Co.
13,629 177,858

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
IT Services - 4.7% (continued)
International Business Machines
Corp. 65,474 $ 7,263,031
Leidos Holdings, Inc.
28,042 2,570,049
VeriSign, Inc.*
23,064 4,153,596
Visa, Inc., Class A
33,746 5,437,156
44,814,423
Life Sciences Tools & Services - 1.2%
Charles River Laboratories
International, Inc.* 51,468 6,495,776
PRA Health Sciences, Inc.*
7,115 590,830
Thermo Fisher Scientific, Inc.
16,533 4,688,759
11,775,365
Machinery - 1.2%
AGCO Corp.
21,604 1,020,789
Cummins, Inc.
19,425 2,628,591
Oshkosh Corp.
123,785 7,963,089
11,612,469
Media - 1.3%
AMC Networks, Inc., Class A*(a)
137,124 3,333,484
Comcast Corp., Class A
204,767 7,039,890
Discovery, Inc., Class A*(a)
93,542 1,818,457
Omnicom Group, Inc.
6,337 347,901
12,539,732
Multiline Retail - 1.8%
Dollar General Corp.
22,985 3,470,965
Macy's, Inc.(a)
167,105 820,485
Nordstrom, Inc.(a)
34,037 522,128
Target Corp.
126,872 11,795,290
16,608,868
Multi-Utilities - 0.9%
Ameren Corp.
7,880 573,900
Consolidated Edison, Inc.
61,300 4,781,400
Public Service Enterprise Group,
Inc. 62,100 2,788,911
8,144,211
Oil, Gas & Consumable Fuels - 0.1%
Pioneer Natural Resources Co. 10,426 731,384
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 9,763 1,555,636
Nu Skin Enterprises, Inc., Class A
10,808 236,155
1,791,791
Pharmaceuticals - 6.1%
Allergan plc
17,701 3,134,847
Bristol-Myers Squibb Co.
112,687 6,281,173
Eli Lilly & Co.
4,214 584,566
Horizon Therapeutics plc*
77,673 2,300,674
Jazz Pharmaceuticals plc*
50,128 4,999,767
INVESTMENTS SHARES VALUE
Pharmaceuticals - 6.1% (continued)
Johnson & Johnson
122,504 $ 16,063,950
Merck & Co., Inc.
182,581 14,047,782
Mylan NV*
219,823 3,277,561
Pfizer, Inc.
225,241 7,351,866
58,042,186
Professional Services - 0.7%
ManpowerGroup , Inc.
81,384 4,312,538
Robert Half International, Inc.
70,168 2,648,842
6,961,380
Road & Rail - 0.2%
AMERCO
1,585 460,522
Uber Technologies, Inc.*
40,135 1,120,569
1,581,091
Semiconductors & Semiconductor Equipment - 6.5%
Applied Materials, Inc.
104,833 4,803,448
Intel Corp.
367,682 19,898,950
Lam Research Corp.
30,428 7,302,720
Micron Technology, Inc.*
222,367 9,352,756
Qorvo , Inc.*
56,474 4,553,499
QUALCOMM, Inc.
17,268 1,168,180
Skyworks Solutions, Inc.
68,111 6,087,761
Teradyne, Inc.
46,845 2,537,594
Texas Instruments, Inc.
56,794 5,675,424
61,380,332
Software - 9.8%
Adobe, Inc.*
13,221 4,207,451
ANSYS, Inc.*
3,850 895,009
Cadence Design Systems, Inc.*
54,502 3,599,312
Cerence , Inc.*
22,903 352,706
Intuit, Inc.
10,213 2,348,990
Manhattan Associates, Inc.*
26,829 1,336,621
Microsoft Corp.
387,750 61,152,053
NortonLifeLock , Inc.
188,986 3,535,928
Oracle Corp.
223,198 10,787,159
SS&C Technologies Holdings, Inc.
11,151 488,637
Trade Desk, Inc. (The), Class A*
2,682 517,626
VMware, Inc., Class A*
32,357 3,918,433
93,139,925
Specialty Retail - 3.9%
AutoNation, Inc.*
97,501 2,735,878
Best Buy Co., Inc.
79,262 4,517,934
Burlington Stores, Inc.*
6,937 1,099,237
Foot Locker, Inc.
251,202 5,539,004
Gap, Inc. (The)
75,113 528,796
Home Depot, Inc. (The)
15,845 2,958,420
Ross Stores, Inc.
91,067 7,920,097
TJX Cos., Inc. (The)
171,761 8,211,893
Williams-Sonoma, Inc.
87,083 3,702,769
37,214,028

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.
162,498 $ 41,321,616
Hewlett Packard Enterprise Co.
175,735 1,706,387
HP, Inc.
73,935 1,283,512
Xerox Holdings Corp.
182,977 3,465,584
47,777,099
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.
21,080 1,385,589
Lululemon Athletica, Inc.*
13,031 2,470,026
PVH Corp.
10,989 413,626
Skechers U.S.A., Inc., Class A*
172,434 4,093,583
8,362,824
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. 467,639 2,969,508
Tobacco - 0.9%
Altria Group, Inc.
93,481 3,614,910
Philip Morris International, Inc.
65,615 4,787,271
8,402,181
Trading Companies & Distributors - 0.1%
Air Lease Corp. 44,479 984,765
Transportation Infrastructure - 0.0%(b)
Macquarie Infrastructure Corp. 14,016 353,904
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.* 12,754 1,070,061
TOTAL COMMON STOCKS
(Cost $903,654,643) 934,957,943
SHORT-TERM INVESTMENTS - 1.3%
INVESTMENT COMPANIES - 1.3%
Limited Purpose Cash Investment
Fund, 0.85%(c)
(Cost $12,164,234) 12,165,451 12,181,266
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(c)(d) 396,004 396,004
Limited Purpose Cash Investment
Fund 0.85%(c)(d) 1,208,012 1,209,582
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,604,016) 1,605,586
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $917,422,893) 948,744,795
LIABILITIES IN EXCESS OF OTHER
ASSETS - 0.0%(b)(e) (159,405)
NET ASSETS - 100.0% $948,585,390
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 91,431,983 9.6%
Consumer Discretionary 102,806,212 10.8
Consumer Staples 104,377,369 11.0
Energy 731,384 0.1
Financials 131,918,486 13.9
Health Care 155,311,046 16.4
Industrials 52,723,637 5.6
Information Technology 261,891,814 27.6
Materials 4,169,251 0.4
Utilities 29,596,761 3.1
Short-Term Investments 12,181,266 1.3
Securities Lending Collateral 1,605,586 0.2
Total Investments In Securities
At Value 948,744,795 100.0
Liabilities in Excess of Other
Assets(e) (159,405) 0.0(b)
Net Assets
$ 948,585,390 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at March 31,
2020. The total value of securities on loan at March 31, 2020 was
$1,559,447.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of March 31, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 36 6/2020 USD $ 4,625,460 $ (202,437)
$ (202,437)
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 1,892,310 $ 1,892,310

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 94.5%
Aerospace & Defense - 2.1%
AAR Corp.
15,272 $ 271,231
Aerojet Rocketdyne Holdings, Inc.*
7,701 322,133
Astronics Corp.*
60,947 559,493
Mercury Systems, Inc.*
8,276 590,410
Moog, Inc., Class A
2,348 118,644
Vectrus , Inc.*
76,712 3,176,644
5,038,555
Air Freight & Logistics - 0.3%
Hub Group, Inc., Class A* 15,385 699,556
Airlines - 0.1%
Allegiant Travel Co. 2,163 176,933
Auto Components - 0.2%
LCI Industries(a) 8,003 534,840
Automobiles - 0.1%
Winnebago Industries, Inc. 8,506 236,552
Banks - 6.1%
1st Source Corp.
6,388 207,163
BancFirst Corp.
6,436 214,769
Bancorp, Inc. (The)*
92,429 561,044
Bank of NT Butterfield & Son Ltd.
(The) 10,871 185,133
Cathay General Bancorp
40,693 933,904
CenterState Bank Corp.
17,998 310,106
Columbia Banking System, Inc.
22,810 611,308
Customers Bancorp, Inc.*
20,341 222,327
Dime Community Bancshares, Inc.
5,000 68,550
First Bancorp/PR
100,435 534,314
First Interstate BancSystem , Inc.,
Class A 24,588 709,118
First Merchants Corp.
8,567 226,940
Fulton Financial Corp.
27,451 315,412
Great Southern Bancorp, Inc.
16,303 658,641
Great Western Bancorp, Inc.
46,859 959,672
Hancock Whitney Corp.
6,984 136,328
Heartland Financial USA, Inc.
24,058 726,552
Hilltop Holdings, Inc.
67,906 1,026,739
Home BancShares , Inc.
48,795 585,052
Hope Bancorp, Inc.
15,684 128,923
IBERIABANK Corp.
7,251 262,196
International Bancshares Corp.
53,711 1,443,752
Midland States Bancorp, Inc.
6,609 115,591
MidWestOne Financial Group, Inc.
8,182 171,331
NBT Bancorp, Inc.
16,165 523,584
OFG Bancorp
108,266 1,210,414
Old National Bancorp
17,437 229,994
Pacific Premier Bancorp, Inc.
9,911 186,723
Preferred Bank
6,179 208,974
ServisFirst Bancshares, Inc.
4,842 141,968
South State Corp.
8,429 495,035
Stock Yards Bancorp, Inc.
6,968 201,584
INVESTMENTS SHARES VALUE
Banks - 6.1% (continued)
United Community Banks, Inc.
19,510 $ 357,228
14,870,369
Beverages - 0.4%
Boston Beer Co., Inc. (The), Class
A* 1,245 457,612
Coca-Cola Consolidated, Inc.
2,661 554,899
1,012,511
Biotechnology - 8.6%
ACADIA Pharmaceuticals, Inc.*
16,373 691,759
Adverum Biotechnologies, Inc.*
14,678 143,404
Affimed NV (Germany)*
71,308 112,667
Amicus Therapeutics, Inc.*
61,340 566,782
Anika Therapeutics, Inc.*(a)
34,737 1,004,247
Arena Pharmaceuticals, Inc.*
7,409 311,178
Arrowhead Pharmaceuticals,
Inc.*(a) 58,760 1,690,525
BioSpecifics Technologies Corp.*
29,993 1,696,704
Catalyst Pharmaceuticals, Inc.*(a)
378,452 1,457,040
ChemoCentryx , Inc.*
6,322 254,018
Constellation Pharmaceuticals,
Inc.* 4,792 150,613
Eagle Pharmaceuticals, Inc.*
40,740 1,874,040
Emergent BioSolutions , Inc.*(a)
20,796 1,203,257
Enanta Pharmaceuticals, Inc.*
7,983 410,566
Epizyme , Inc.*
33,071 512,931
Forty Seven, Inc.*
3,734 356,298
Global Blood Therapeutics, Inc.*
7,533 384,861
Halozyme Therapeutics, Inc.*(a)
20,783 373,886
Insmed , Inc.*(a)
15,152 242,887
Intercept Pharmaceuticals, Inc.*
6,817 429,198
Ironwood Pharmaceuticals, Inc.*(a)
12,338 124,490
Jounce Therapeutics, Inc.*
109,140 518,415
Lexicon Pharmaceuticals, Inc.*(a)
118,563 231,198
Ligand Pharmaceuticals, Inc.*(a)
11,640 846,461
Momenta Pharmaceuticals, Inc.*
8,401 228,507
Myriad Genetics, Inc.*
34,620 495,412
Natera , Inc.*
22,501 671,880
PDL BioPharma , Inc.*
264,116 744,807
Principia Biopharma, Inc.*
8,854 525,750
PTC Therapeutics, Inc.*
6,425 286,619
Ra Pharmaceuticals, Inc.*
5,263 252,677
Veracyte , Inc.*
49,682 1,207,769
Vericel Corp.*
38,390 352,036
Voyager Therapeutics, Inc.*
8,634 79,001
Xencor , Inc.*
17,985 537,392
20,969,275
Building Products - 3.0%
American Woodmark Corp.*
7,433 338,722
Builders FirstSource , Inc.*
219,706 2,687,004
Griffon Corp.
16,551 209,370
Patrick Industries, Inc.
36,313 1,022,574

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Building Products - 3.0% (continued)
Universal Forest Products, Inc.
81,237 $ 3,021,204
7,278,874
Capital Markets - 1.9%
Artisan Partners Asset
Management, Inc., Class A 71,505 1,536,642
Cohen & Steers, Inc.
14,247 647,526
Stifel Financial Corp.
32,188 1,328,721
Virtus Investment Partners, Inc.
3,570 271,713
Waddell & Reed Financial, Inc.,
Class A 66,043 751,569
4,536,171
Chemicals - 0.7%
Koppers Holdings, Inc.*
34,119 422,052
Stepan Co.
13,740 1,215,440
Tredegar Corp.
3,873 60,535
1,698,027
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.
30,308 738,303
ACCO Brands Corp.
112,549 568,373
Advanced Disposal Services, Inc.*
9,373 307,434
Ennis, Inc.
52,305 982,288
Herman Miller, Inc.
54,265 1,204,683
Kimball International, Inc., Class B
60,793 724,045
Knoll, Inc.
9,976 102,952
McGrath RentCorp
2,041 106,908
Steelcase, Inc., Class A
140,866 1,390,347
UniFirst Corp.
3,702 559,335
6,684,668
Communications Equipment - 1.0%
Acacia Communications, Inc.*
5,650 379,567
Comtech Telecommunications
Corp. 34,464 458,027
Digi International, Inc.*
13,383 127,674
Lumentum Holdings, Inc.*
19,865 1,464,050
2,429,318
Construction & Engineering - 2.7%
Arcosa , Inc.
33,737 1,340,708
EMCOR Group, Inc.
19,579 1,200,584
Great Lakes Dredge & Dock Corp.*
250,966 2,083,018
MasTec , Inc.*(a)
18,859 617,255
MYR Group, Inc.*
42,988 1,125,856
Sterling Construction Co., Inc.*
12,761 121,230
6,488,651
Construction Materials - 0.2%
Summit Materials, Inc., Class A*
30,932 463,980
US Concrete, Inc.*(a)
5,720 103,761
567,741
INVESTMENTS SHARES VALUE
Distributors - 0.1%
Core-Mark Holding Co., Inc. 6,192 $ 176,905
Diversified Consumer Services - 0.8%
American Public Education, Inc.*
49,600 1,186,928
Collectors Universe, Inc.
32,695 512,331
Perdoceo Education Corp.*(a)
17,579 189,677
Select Interior Concepts, Inc., Class
A* 42,831 88,660
1,977,596
Diversified Financial Services - 0.2%
Cannae Holdings, Inc.*
10,309 345,248
FGL Holdings
23,371 229,036
574,284
Diversified Telecommunication Services - 0.4%
Cogent Communications Holdings,
Inc. 10,090 827,077
Frontier Communications Corp.*(a)
101,962 38,746
865,823
Electric Utilities - 0.8%
El Paso Electric Co.
5,444 369,974
Genie Energy Ltd., Class B
14,932 107,212
Portland General Electric Co.
28,067 1,345,532
1,822,718
Electrical Equipment - 1.7%
Atkore International Group, Inc.*
132,285 2,787,245
Encore Wire Corp.
22,209 932,556
Generac Holdings, Inc.*
4,424 412,184
Powell Industries, Inc.
3,895 99,985
4,231,970
Electronic Equipment, Instruments & Components - 4.7%
Anixter International, Inc.*
4,331 380,565
Benchmark Electronics, Inc.
18,988 379,570
Coda Octopus Group, Inc.*(a)
32,583 182,791
ePlus , Inc.*
9,151 573,036
Fabrinet (Thailand)*
13,059 712,499
Fitbit, Inc., Class A*
36,420 242,557
Insight Enterprises, Inc.*(a)
52,016 2,191,434
KEMET Corp.
15,994 386,415
Methode Electronics, Inc.
44,190 1,167,942
PC Connection, Inc.
36,907 1,520,938
Sanmina Corp.*
105,572 2,880,004
Tech Data Corp.*
5,637 737,601
Vishay Intertechnology , Inc.
9,044 130,324
11,485,676
Energy Equipment & Services - 0.0%(b)
ProPetro Holding Corp.* 32,447 81,118
Equity Real Estate Investment Trusts (REITs) - 2.7%
Braemar Hotels & Resorts, Inc.
64,679 109,954
CoreCivic , Inc.
17,642 197,061

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Equity Real Estate Investment Trusts (REITs) - 2.7% (continued)
DiamondRock Hospitality Co.
31,162 $ 158,303
EastGroup Properties, Inc.
4,452 465,145
First Industrial Realty Trust, Inc.
52,249 1,736,234
GEO Group, Inc. (The)
15,393 187,179
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 15,728 321,009
Lexington Realty Trust
124,181 1,233,117
Mack-Cali Realty Corp.
12,875 196,086
Piedmont Office Realty Trust, Inc.,
Class A 51,281 905,622
PS Business Parks, Inc.
826 111,940
Sunstone Hotel Investors, Inc.
9,176 79,923
Universal Health Realty Income
Trust 6,622 667,564
Xenia Hotels & Resorts, Inc.
16,406 168,982
6,538,119
Food & Staples Retailing - 0.8%
Ingles Markets, Inc., Class A
46,545 1,683,067
United Natural Foods, Inc.*
11,572 106,231
Weis Markets, Inc.
3,619 150,768
1,940,066
Food Products - 1.7%
Darling Ingredients, Inc.*
4,529 86,821
Fresh Del Monte Produce, Inc.
36,071 995,920
John B Sanfilippo & Son, Inc.
34,088 3,047,467
4,130,208
Health Care Equipment & Supplies - 3.2%
Conformis , Inc.*(a)
61,113 38,501
Globus Medical, Inc., Class A*
19,533 830,738
Haemonetics Corp.*
5,401 538,264
Integer Holdings Corp.*
9,625 605,028
IntriCon Corp.*
5,382 63,346
Invacare Corp.
101,419 753,543
Lantheus Holdings, Inc.*(a)
67,555 862,002
LeMaitre Vascular, Inc.
6,732 167,761
Neogen Corp.*
2,837 190,051
Novocure Ltd.*
8,064 543,030
Quidel Corp.*
16,344 1,598,607
Wright Medical Group NV*
35,274 1,010,600
Zynex , Inc.*(a)
46,102 510,349
7,711,820
Health Care Providers & Services - 5.0%
Amedisys , Inc.*
15,503 2,845,421
AMN Healthcare Services, Inc.*
10,388 600,530
CorVel Corp.*
23,805 1,297,611
Ensign Group, Inc. (The)
12,647 475,654
Joint Corp. (The)*
42,693 463,219
LHC Group, Inc.*
2,175 304,935
Magellan Health, Inc.*
21,413 1,030,179
National Research Corp.
17,291 786,395
Owens & Minor, Inc.
101,818 931,635
INVESTMENTS SHARES VALUE
Health Care Providers & Services - 5.0% (continued)
Patterson Cos., Inc.
50,731 $ 775,677
Select Medical Holdings Corp.*
43,668 655,020
Tenet Healthcare Corp.*
37,806 544,406
Triple-S Management Corp., Class
B*(a) 99,425 1,401,892
12,112,574
Health Care Technology - 1.8%
Inovalon Holdings, Inc., Class A*
4,321 71,988
NextGen Healthcare, Inc.*
23,779 248,253
Omnicell , Inc.*
23,585 1,546,704
Simulations Plus, Inc.
5,461 190,698
Teladoc Health, Inc.*
14,479 2,244,390
4,302,033
Hotels, Restaurants & Leisure - 0.3%
Biglari Holdings, Inc., Class B*
3,614 185,760
Everi Holdings, Inc.*
145,784 481,087
666,847
Household Durables - 2.4%
Hooker Furniture Corp.
6,636 103,588
Installed Building Products, Inc.*
1,821 72,603
KB Home
7,678 138,972
La-Z-Boy, Inc.
30,329 623,261
M/I Homes, Inc.*
46,619 770,612
MDC Holdings, Inc.
28,993 672,638
Meritage Homes Corp.*
36,402 1,329,037
Taylor Morrison Home Corp.*
46,614 512,754
TopBuild Corp.*
14,680 1,051,675
Universal Electronics, Inc.*
12,081 463,548
5,738,688
Household Products - 0.2%
WD-40 Co. 2,726 547,517
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class C
11,394 214,207
Ormat Technologies, Inc.
5,415 366,379
580,586
Insurance - 4.2%
eHealth, Inc.*
13,071 1,840,658
Employers Holdings, Inc.
74,088 3,001,305
Genworth Financial, Inc., Class A*
69,098 229,405
Hallmark Financial Services, Inc.*
58,316 235,597
Heritage Insurance Holdings, Inc.
30,039 321,718
Kinsale Capital Group, Inc.
7,474 781,257
National General Holdings Corp.
64,179 1,062,163
National Western Life Group, Inc.,
Class A 4,442 764,024
Selective Insurance Group, Inc.
10,776 535,567
Stewart Information Services Corp.
5,720 152,552
Universal Insurance Holdings, Inc.
78,750 1,411,200
10,335,446

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class A*
48,353 $ 639,710
PetMed Express, Inc.
5,660 162,895
802,605
IT Services - 2.9%
Cardtronics plc, Class A*(a)
18,887 395,116
CSG Systems International, Inc.
6,565 274,745
EVERTEC, Inc.(a)
8,366 190,159
Hackett Group, Inc. (The)
15,882 202,019
KBR, Inc.
80,175 1,658,019
MAXIMUS, Inc.
14,214 827,255
NIC, Inc.
8,554 196,742
Paysign , Inc.*(a)
39,103 201,772
Perficient , Inc.*
12,894 349,298
Perspecta , Inc.
39,892 727,630
Sykes Enterprises, Inc.*
59,198 1,605,450
TTEC Holdings, Inc.
7,701 282,781
Unisys Corp.*
8,049 99,405
7,010,391
Leisure Products - 1.2%
Acushnet Holdings Corp.
31,445 808,765
Johnson Outdoors, Inc., Class A
18,547 1,162,897
Malibu Boats, Inc., Class A*
19,941 574,101
MasterCraft Boat Holdings, Inc.*
15,852 115,720
YETI Holdings, Inc.*(a)
13,823 269,825
2,931,308
Life Sciences Tools & Services - 3.1%
Medpace Holdings, Inc.*
38,574 2,830,560
NeoGenomics , Inc.*
41,983 1,159,151
Repligen Corp.*
19,087 1,842,659
Syneos Health, Inc.*
42,283 1,666,796
7,499,166
Machinery - 1.5%
Columbus McKinnon Corp.
19,705 492,625
Commercial Vehicle Group, Inc.*
193,465 292,132
Federal Signal Corp.
2,937 80,122
Meritor, Inc.*
73,744 977,108
Miller Industries, Inc.
12,079 341,594
Mueller Industries, Inc.
48,240 1,154,866
Wabash National Corp.
58,615 423,200
3,761,647
Marine - 0.1%
Costamare , Inc. (Monaco) 32,793 148,224
Media - 0.1%
Cumulus Media, Inc., Class A*
46,509 252,079
Entravision Communications Corp.,
Class A 9,396 19,074
271,153
INVESTMENTS SHARES VALUE
Metals & Mining - 1.7%
Commercial Metals Co.
117,320 $ 1,852,483
Ryerson Holding Corp.*
57,962 308,358
Schnitzer Steel Industries, Inc.,
Class A 34,503 449,919
Warrior Met Coal, Inc.(a)
150,906 1,602,621
4,213,381
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Apollo Commercial Real Estate
Finance, Inc. 37,071 275,067
Blackstone Mortgage Trust, Inc.,
Class A 21,249 395,656
Invesco Mortgage Capital, Inc.
35,664 121,614
PennyMac Mortgage Investment
Trust 24,184 256,834
Redwood Trust, Inc.
27,164 137,450
1,186,621
Multi-Utilities - 0.0%(b)
NorthWestern Corp. 1,330 79,574
Oil, Gas & Consumable Fuels - 0.5%
Teekay Tankers Ltd., Class A*
46,265 1,028,934
World Fuel Services Corp.
5,891 148,335
1,177,269
Paper & Forest Products - 1.0%
Boise Cascade Co.
76,264 1,813,558
Schweitzer-Mauduit International,
Inc. 5,853 162,830
Verso Corp., Class A*
47,775 538,902
2,515,290
Personal Products - 0.0%(b)
Lifevantage Corp.* 6,998 72,079
Pharmaceuticals - 0.8%
Assertio Therapeutics, Inc.*
103,823 67,485
Corcept Therapeutics, Inc.*(a)
86,538 1,028,937
Innoviva , Inc.*(a)
22,124 260,178
Lannett Co., Inc.*(a)
87,773 610,022
1,966,622
Professional Services - 3.4%
Barrett Business Services, Inc.
22,300 883,972
FTI Consulting, Inc.*
11,304 1,353,880
Heidrick & Struggles International,
Inc. 33,037 743,332
ICF International, Inc.
2,383 163,712
Kelly Services, Inc., Class A
129,333 1,641,236
Kforce , Inc.
94,368 2,412,990
Resources Connection, Inc.
6,313 69,254
TrueBlue , Inc.*
72,096 919,945
8,188,321

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Road & Rail - 0.5%
ArcBest Corp.
64,028 $ 1,121,770
Avis Budget Group, Inc.*
9,341 129,840
1,251,610
Semiconductors & Semiconductor Equipment - 5.6%
Amkor Technology, Inc.*
240,663 1,874,765
Cirrus Logic, Inc.*
31,557 2,071,086
Diodes, Inc.*
31,494 1,279,759
Enphase Energy, Inc.*
13,647 440,662
FormFactor , Inc.*
60,523 1,215,907
Ichor Holdings Ltd.*
26,980 516,937
Lattice Semiconductor Corp.*
55,780 994,000
Onto Innovation, Inc.*
13,137 389,775
Photronics , Inc.*
123,181 1,263,837
Power Integrations, Inc.
12,137 1,072,061
SMART Global Holdings, Inc.*
30,471 740,445
Synaptics , Inc.*
15,157 877,135
Ultra Clean Holdings, Inc.*
52,046 718,235
Xperi Corp.
8,228 114,451
13,569,055
Software - 1.9%
Appfolio , Inc., Class A*
2,253 249,970
Digital Turbine, Inc.*
243,731 1,050,481
Ebix , Inc.(a)
6,675 101,326
Intelligent Systems Corp.*(a)
29,230 993,528
J2 Global, Inc.
11,927 892,736
Mitek Systems, Inc.*
5,648 44,506
Progress Software Corp.
27,590 882,880
SecureWorks Corp., Class A*(a)
12,159 139,950
SPS Commerce, Inc.*
2,663 123,856
Telenav , Inc.*
14,371 62,083
4,541,316
Specialty Retail - 2.0%
Asbury Automotive Group, Inc.*
7,691 424,774
Ascena Retail Group, Inc.*(a)
52,391 72,824
Cato Corp. (The), Class A
33,820 360,859
Citi Trends, Inc.
27,047 240,718
Group 1 Automotive, Inc.
17,171 759,989
Hibbett Sports, Inc.*(a)
55,006 601,491
Lithia Motors, Inc., Class A
6,718 549,465
Shoe Carnival, Inc.(a)
28,765 597,449
Sleep Number Corp.*
3,820 73,191
Sonic Automotive, Inc., Class A(a)
51,189 679,790
Zumiez , Inc.*
24,066 416,823
4,777,373
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc.* 116,925 786,905
Textiles, Apparel & Luxury Goods - 0.0%(b)
Oxford Industries, Inc. 2,475 89,744
INVESTMENTS SHARES VALUE
Thrifts & Mortgage Finance - 3.3%
Essent Group Ltd.
52,391 $ 1,379,979
Flagstar Bancorp, Inc.
38,572 764,883
HomeStreet , Inc.
4,290 95,367
Meta Financial Group, Inc.
9,939 215,875
PennyMac Financial Services, Inc.
44,282 979,075
Radian Group, Inc.
187,555 2,428,837
Walker & Dunlop, Inc.
55,734 2,244,408
8,108,424
Tobacco - 0.4%
Turning Point Brands, Inc.
39,198 827,470
Vector Group Ltd.
17,971 169,287
996,757
Trading Companies & Distributors - 1.6%
BMC Stock Holdings, Inc.*
79,073 1,401,964
CAI International, Inc.*
27,069 382,756
GMS, Inc.*
104,228 1,639,506
H&E Equipment Services, Inc.
8,433 123,796
Veritiv Corp.*
28,503 224,034
3,772,056
Water Utilities - 0.3%
American States Water Co.
6,978 570,382
Consolidated Water Co. Ltd.
11,477 188,223
758,605
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications
Co. 8,023 395,133
TOTAL COMMON STOCKS
(Cost $264,704,165) 229,912,664
PREFERRED STOCKS - 0.0%(b)
Diversified Telecommunication Services - 0.0%(b)
GCI Liberty, Inc., Series A, 7.00%,
3/10/2039(c)
(Cost $24,899) 2,727 62,775
SHORT-TERM INVESTMENTS - 5.1%
INVESTMENT COMPANIES - 5.1%
Limited Purpose Cash Investment
Fund, 0.85%(d)
(Cost $12,338,350) 12,339,502 12,355,544

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
SECURITIES LENDING COLLATERAL - 2.9%
Investment Companies - 2.9%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(d)(e) 1,742,162 $ 1,742,162
Limited Purpose Cash Investment
Fund 0.85%(d)(e) 5,314,470 5,321,379
TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,056,632) 7,063,541
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 102.5%
(Cost $284,124,046) 249,394,524
LIABILITIES IN EXCESS OF OTHER
ASSETS - (2.5)%(f) (6,097,764)
NET ASSETS - 100.0% $243,296,760
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,594,884 0.6%
Consumer Discretionary 17,932,458 7.4
Consumer Staples 8,699,138 3.6
Energy 1,258,386 0.5
Financials 39,611,316 16.3
Health Care 54,561,490 22.4
Industrials 47,721,066 19.6
Information Technology 39,822,660 16.4
Materials 8,994,440 3.7
Real Estate 6,538,119 2.7
Utilities 3,241,482 1.3
Short-Term Investments 12,355,544 5.1
Securities Lending Collateral 7,063,541 2.9
Total Investments In Securities
At Value 249,394,524 102.5
Liabilities in Excess of Other
Assets(f) (6,097,764) (2.5)
Net Assets
$ 243,296,760 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $6,800,154.
(b) Represents less than 0.05% of net assets.
(c) Perpetual security. The rate reflected was the rate in effect on March 31, 2020. The maturity date reflects the next call date.
(d) Represents 7-day effective yield as of March 31, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 192 6/2020 USD $ 11,016,960 $ 1,485,528
$ 1,485,528
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ (51,197) $ (51,197)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 93.6%
Australia - 5.5%
Aurizon Holdings Ltd. 45,360 $ 117,554
BHP Group Ltd. 43,604 791,034
BHP Group plc 86,318 1,339,626
BlueScope Steel Ltd. 306,309 1,603,687
CSL Ltd. 8,642 1,566,550
Dexus , REIT 104,929 581,474
Flight Centre Travel Group Ltd.(3)
(a) 29,103 142,691
Fortescue Metals Group Ltd. 393,505 2,411,487
Goodman Group, REIT 41,832 306,615
GPT Group (The), REIT 196,673 436,940
Rio Tinto Ltd. 5,989 308,550
Rio Tinto plc 19,982 916,020
Scentre Group, REIT 235,569 225,634
Telstra Corp. Ltd. 135,206 253,802
Treasury Wine Estates Ltd. 9,235 57,336
WiseTech Global Ltd. 7,088 73,687
11,132,687
—
Belgium - 1.8%
Ageas 32,724 1,363,675
Galapagos NV* 8,702 1,708,877
Proximus SADP 24,171 555,076
3,627,628
—
Canada - 6.8%
Air Canada(1)* 25,654 287,110
Bank of Montreal(1) 2,424 122,397
Bank of Nova Scotia (The)(1) 4,734 193,323
Canadian Imperial Bank of
Commerce(1) 14,509 845,405
CCL Industries, Inc., Class B(1) 7,415 225,459
CGI, Inc.(1)* 41,630 2,253,812
CI Financial Corp.(1) 61,239 607,908
Fairfax Financial Holdings Ltd.(1) 1,063 325,879
Great-West Lifeco , Inc.(1) 3,723 64,312
Husky Energy, Inc.(1) 23,789 59,840
Hydro One Ltd.(1)(b) 26,998 486,129
iA Financial Corp., Inc.(1) 22,028 692,474
Imperial Oil Ltd.(1) 7,206 81,466
Intact Financial Corp.(1) 797 68,883
Magna International, Inc.(1) 39,389 1,256,989
Manulife Financial Corp.(1) 56,032 703,535
National Bank of Canada(1) 2,789 107,791
Open Text Corp.(1) 18,830 658,441
Power Corp. of Canada(1) 5,259 84,604
Royal Bank of Canada(1) 22,462 1,391,326
Toronto-Dominion Bank (The)(1) 75,095 3,192,591
WSP Global, Inc.(1) 1,221 69,340
13,779,014
—
China - 0.5%
BOC Hong Kong Holdings Ltd. 146,000 400,773
Yangzijiang Shipbuilding Holdings
Ltd. 1,170,200 678,998
1,079,771
—
INVESTMENTS SHARES VALUE
Denmark - 2.8%
Coloplast A/S, Class B 2,242 $ 325,149
Demant A/S*(c) 12,316 268,161
DSV Panalpina A/S 3,360 305,522
Genmab A/S* 1,661 333,643
Novo Nordisk A/S, Class B 63,735 3,806,005
Pandora A/S 21,336 685,550
5,724,030
—
Finland - 1.8%
Fortum OYJ 58,797 855,323
Kone OYJ, Class B 4,733 265,052
Neste OYJ 24,001 797,975
Nokia OYJ 82,749 254,855
Orion OYJ, Class B 34,644 1,409,882
3,583,087
—
France - 8.2%
AXA SA 34,080 577,041
Carrefour SA 18,487 293,098
Cie de Saint-Gobain 31,746 761,759
CNP Assurances 64,361 623,180
Electricite de France SA 238,739 1,866,823
Eutelsat Communications SA 34,152 355,016
Ingenico Group SA 755 78,920
L'Oreal SA 4,920 1,273,350
LVMH Moet Hennessy Louis
Vuitton SE 2,740 1,004,899
Natixis SA(c) 565,754 1,801,496
Orange SA 135,986 1,646,445
Peugeot SA 151,308 1,969,922
Publicis Groupe SA 2,076 59,330
Sanofi 32,154 2,783,730
TOTAL SA 40,794 1,537,070
16,632,079
—
Germany - 6.5%
adidas AG 1,173 260,438
Allianz SE (Registered) 12,881 2,193,604
Bayer AG (Registered) 48,163 2,759,669
Deutsche Boerse AG 3,492 479,745
Deutsche Post AG (Registered) 15,376 412,209
Deutsche Telekom AG (Registered) 41,043 530,088
Deutsche Wohnen SE 10,225 387,514
Fresenius SE & Co. KGaA 9,490 353,338
Infineon Technologies AG 79,691 1,150,400
KION Group AG 2,975 128,038
SAP SE 22,858 2,552,050
Siemens Healthineers AG(b) 6,125 236,771
TUI AG 83,597 365,909
Volkswagen AG (Preference) 3,121 359,529
Vonovia SE 11,443 569,215
Zalando SE*(b) 11,210 422,506
13,161,023
—
Hong Kong - 3.3%
ASM Pacific Technology Ltd. 17,300 160,411
CK Asset Holdings Ltd. 90,500 491,025
CLP Holdings Ltd. 126,500 1,158,741
Henderson Land Development Co.
Ltd. 64,110 242,649

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Hong Kong - 3.3% (continued)
Hong Kong Exchanges & Clearing
Ltd. 19,000 $ 569,227
Kerry Properties Ltd. 83,500 218,352
Link, REIT 26,000 219,140
New World Development Co. Ltd. 280,000 298,557
PCCW Ltd. 269,000 147,510
Power Assets Holdings Ltd. 70,000 415,257
Sun Hung Kai Properties Ltd. 5,500 71,907
Techtronic Industries Co. Ltd. 24,000 152,398
WH Group Ltd.(b) 2,124,500 1,960,934
Yue Yuen Industrial Holdings Ltd. 450,500 688,409
6,794,517
—
Italy - 2.7%
Assicurazioni Generali SpA 72,347 979,925
Enel SpA 315,745 2,177,960
Leonardo SpA 184,839 1,222,002
Poste Italiane SpA (b) 114,822 966,439
Telecom Italia SpA * 495,335 200,499
5,546,825
—
Japan - 21.8%
Acom Co. Ltd. 10,000 40,609
Advantest Corp. 9,200 366,436
AEON Financial Service Co. Ltd. 2,700 28,847
Amada Holdings Co. Ltd. 86,100 674,845
Aozora Bank Ltd. 11,900 227,102
Bandai Namco Holdings, Inc. 36,600 1,775,219
Central Japan Railway Co. 3,300 528,895
Credit Saison Co. Ltd. 16,800 194,910
Daiwa House Industry Co. Ltd. 15,100 373,081
Fujitsu Ltd. 27,200 2,449,869
Fukuoka Financial Group, Inc. 63,000 831,063
Hitachi High-Tech Corp. 1,000 73,872
Hitachi Ltd. 70,900 2,036,702
Hoya Corp. 28,500 2,423,399
ITOCHU Corp. 91,900 1,901,835
Japan Tobacco, Inc. 27,100 501,260
Kamigumi Co. Ltd. 21,100 356,159
KDDI Corp. 44,600 1,317,421
Konami Holdings Corp. 20,500 628,789
Kyocera Corp. 17,700 1,044,491
M3, Inc. 6,700 197,631
Mitsubishi Electric Corp. 65,800 803,827
Mitsubishi Estate Co. Ltd. 17,800 262,891
Mitsubishi UFJ Financial Group,
Inc. 27,200 101,770
Mitsui Fudosan Co. Ltd. 13,800 238,943
MS&AD Insurance Group Holdings,
Inc. 43,200 1,205,329
Nexon Co. Ltd. 100,100 1,635,718
Nippon Express Co. Ltd. 31,700 1,546,290
Nippon Telegraph & Telephone
Corp. 105,300 2,518,419
Nomura Real Estate Holdings, Inc. 8,000 129,446
NTT DOCOMO, Inc. 23,600 738,045
Obayashi Corp. 11,300 95,887
Otsuka Corp. 2,100 89,524
Resona Holdings, Inc. 703,600 2,109,609
Rohm Co. Ltd. 9,000 488,540
INVESTMENTS SHARES VALUE
Japan - 21.8% (continued)
Sekisui House Ltd. 77,900 $ 1,284,730
Shimizu Corp. 37,000 287,928
Shinsei Bank Ltd. 129,100 1,709,903
Sony Corp. 2,100 124,391
Square Enix Holdings Co. Ltd. 9,000 402,081
SUMCO Corp. 72,300 918,705
Sumitomo Heavy Industries Ltd. 59,800 1,069,911
Sumitomo Mitsui Financial Group,
Inc. 70,400 1,710,255
Sumitomo Mitsui Trust Holdings,
Inc. 2,500 71,825
Teijin Ltd. 22,500 380,587
Tokyo Electric Power Co. Holdings,
Inc.* 325,600 1,132,678
Tokyo Electron Ltd. 7,600 1,416,439
Toppan Printing Co. Ltd. 41,800 638,204
Tosoh Corp. 52,500 593,308
Toyo Seikan Group Holdings Ltd. 4,200 47,910
West Japan Railway Co. 6,300 430,888
Yamaha Corp. 32,800 1,271,179
Z Holdings Corp. 322,000 1,026,587
44,454,182
—
Macau - 0.5%
SJM Holdings Ltd. 1,205,000 1,005,493
Netherlands - 5.8%
ASML Holding NV 8,587 2,263,661
ING Groep NV 70,771 362,637
Koninklijke Ahold Delhaize NV 111,867 2,606,118
Koninklijke Philips NV 34,418 1,413,113
Randstad NV* 18,487 652,442
Royal Dutch Shell plc, Class A 94,707 1,645,409
Royal Dutch Shell plc, Class B 64,849 1,087,781
Wolters Kluwer NV 24,702 1,748,509
11,779,670
—
Russia - 0.2%
Evraz plc 130,512 373,411
Singapore - 0.4%
CapitaLand Commercial Trust,
REIT 146,000 156,667
ComfortDelGro Corp. Ltd. 77,500 82,525
SATS Ltd. 97,700 217,175
Venture Corp. Ltd. 45,100 429,626
885,993
—
South Africa - 0.1%
Anglo American plc 13,646 239,127
Spain - 2.0%
Banco Bilbao Vizcaya Argentaria
SA 76,662 237,388
Enagas SA 17,196 339,229
Endesa SA 42,686 903,254
Grifols SA 7,841 262,339
Iberdrola SA 136,157 1,331,754
Mapfre SA 164,310 278,735
Naturgy Energy Group SA 8,647 151,701
Red Electrica Corp. SA 13,833 248,572

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Spain - 2.0% (continued)
Repsol SA 24,286 $ 216,662
3,969,634
—
Sweden - 3.1%
Assa Abloy AB, Class B 3,523 65,770
Essity AB, Class B 71,960 2,204,393
Hennes & Mauritz AB, Class B 160,860 2,058,492
ICA Gruppen AB 19,849 829,001
Investor AB, Class B 8,330 375,797
Skanska AB, Class B* 33,164 499,090
Telefonaktiebolaget LM Ericsson,
Class B* 46,204 374,020
6,406,563
—
Switzerland - 9.7%
Lonza Group AG (Registered)* 1,319 542,536
Nestle SA (Registered) 47,792 4,892,362
Novartis AG (Registered) 57,602 4,752,098
Roche Holding AG 18,255 5,873,400
Sonova Holding AG (Registered) 9,741 1,736,961
STMicroelectronics NV 18,694 401,858
Swiss Life Holding AG (Registered) 2,362 792,796
Zurich Insurance Group AG 1,822 640,081
19,632,092
—
United Kingdom - 9.3%
3i Group plc 23,824 230,846
Admiral Group plc 10,749 296,029
AstraZeneca plc 13,556 1,207,824
Auto Trader Group plc(b) 13,636 73,686
Aviva plc 590,377 1,941,014
BAE Systems plc 141,647 910,085
Barclays plc 257,151 292,235
Barratt Developments plc 84,344 455,906
BP plc 50,013 205,100
British American Tobacco plc 38,753 1,320,131
BT Group plc 404,220 587,965
CK Hutchison Holdings Ltd. 75,000 499,887
Compass Group plc 8,067 125,685
Direct Line Insurance Group plc 177,762 648,957
Experian plc 2,856 79,372
Fiat Chrysler Automobiles NV 16,766 119,688
GlaxoSmithKline plc 71,821 1,347,661
GVC Holdings plc 16,051 111,181
HSBC Holdings plc 209,829 1,177,932
Imperial Brands plc 14,676 270,851
Kingfisher plc 29,755 52,265
Legal & General Group plc 281,850 665,927
Lloyds Banking Group plc 2,007,876 784,984
London Stock Exchange Group plc 5,501 492,096
Marks & Spencer Group plc 54,314 65,841
Meggitt plc 45,125 162,209
Micro Focus International plc 108,677 536,276
National Grid plc 5,762 67,325
Next plc 10,168 510,117
Ocado Group plc* 42,486 637,302
Persimmon plc 30,711 725,967
RELX plc 5,553 118,515
Sage Group plc (The) 8,747 63,604
Taylor Wimpey plc 581,588 836,882
INVESTMENTS SHARES VALUE
United Kingdom - 9.3% (continued)
Unilever NV 1,106 $ 54,361
Unilever plc 18,067 911,122
Vodafone Group plc 150,440 208,125
Wm Morrison Supermarkets plc 87,155 190,404
18,985,357
—
United States - 0.8%
Bausch Health Cos., Inc.(1)* 68,676 1,064,325
Carnival plc 47,582 567,931
1,632,256
—
TOTAL COMMON STOCKS
(Cost $211,290,074) 190,424,439
SHORT-TERM INVESTMENTS - 4.6%
INVESTMENT COMPANIES - 4.6%
Limited Purpose Cash Investment
Fund, 0.85%(1)(d)
(Cost $9,287,544) 9,287,999 9,300,074
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(1)(d)(e)
(Cost $316,614) 316,614 316,614
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.4%
(Cost $220,894,232) 200,041,127
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.6%(f) 3,355,515
NET ASSETS - 100.0% $203,396,642
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 12,884,604 6.3%
Consumer Discretionary 18,885,108 9.3
Consumer Staples 17,364,719 8.5
Energy 5,631,304 2.8
Financials 35,804,210 17.6
Health Care 36,373,062 17.9
Industrials 17,770,229 8.7
Information Technology 20,136,199 9.9
Materials 9,230,208 4.5
Real Estate 5,210,051 2.6
Utilities 11,134,745 5.5
Short-Term Investments 9,300,074 4.6
Securities Lending Collateral 316,614 0.2
Total Investments In Securities
At Value 200,041,127 98.4
Other Assets in Excess of
Liabilities(f) 3,355,515 1.6
Net Assets
$ 203,396,642 100.0%

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
* Non-income producing security.
(a) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2020 amounted to $142,691, which represents approximately 0.07% of net assets of the fund.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $4,146,465, which represents approximately 2.04%
of net assets of the fund.
(c) The security or a portion of this security is on loan at March 31,
2020. The total value of securities on loan at March 31, 2020 was
$300,018.
(d) Represents 7-day effective yield as of March 31, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $1 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 138 6/2020 USD $ 10,759,170 $ 963,769
$ 963,769
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 377,118 $ 377,118

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 96.5%
Brazil - 4.7%
Ambev SA, ADR(1)* 261,863 $ 602,285
Banco do Brasil SA(1)* 86,400 463,751
BRF SA(1)* 135,300 392,925
Cia de Saneamento Basico do
Estado de Sao Paulo(1)* 171,200 1,288,588
Embraer SA, ADR(1)* 9,597 71,018
Hapvida Participacoes e
Investimentos SA(1)(a) 55,800 455,326
Itausa - Investimentos Itau SA
(Preference)(1) 39,695 66,997
Notre Dame Intermedica
Participacoes SA(1) 172,600 1,493,447
Petrobras Distribuidora SA(1)* 378,600 1,130,095
Sul America SA(1)* 23,097 150,243
Telefonica Brasil SA (Preference)(1) 8,500 80,892
TIM Participacoes SA, ADR(1)* 109,662 1,333,490
WEG SA(1) 36,200 233,874
7,762,931
—
Chile - 1.3%
Banco de Chile, ADR(1) 10,839 174,616
Banco de Credito e Inversiones
SA(1)* 3,404 115,336
Banco Santander Chile, ADR(1) 12,945 195,858
Cencosud SA(1) 585,437 608,837
Cia Cervecerias Unidas SA, ADR(1) 8,171 109,328
Enel Americas SA, ADR(1) 111,772 677,338
Enel Chile SA, ADR(1) 45,844 152,202
Latam Airlines Group SA, ADR(1) 34,888 92,453
2,125,968
—
China - 39.0%
58.com, Inc., ADR(1)* 4,817 234,684
Agricultural Bank of China Ltd.,
Class A* 1,060,471 502,182
Alibaba Group Holding Ltd.,
ADR(1)* 59,366 11,545,501
A-Living Services Co. Ltd., Class
H(a) 282,250 1,353,618
Anhui Conch Cement Co. Ltd.,
Class A 35,588 272,495
Anhui Conch Cement Co. Ltd.,
Class H 283,500 1,947,537
Autohome , Inc., ADR(1)* 2,981 211,711
BAIC Motor Corp. Ltd., Class H(a) 380,500 149,673
Baidu, Inc., ADR(1)* 9,888 996,612
Bank of China Ltd., Class A* 1,038,900 507,763
Bank of China Ltd., Class H 2,095,000 797,491
Bank of Communications Co. Ltd.* 302,824 219,570
Bank of Communications Co. Ltd.,
Class H 180,000 109,631
Bank of Ningbo Co. Ltd., Class A 36,564 118,089
Bank of Shanghai Co. Ltd., Class A 54,300 62,687
BOE Technology Group Co. Ltd.,
Class A 327,200 168,504
BYD Co. Ltd., Class A 23,619 197,878
BYD Electronic International Co.
Ltd. 472,500 776,931
INVESTMENTS SHARES VALUE
China - 39.0% (continued)
China CITIC Bank Corp. Ltd., Class
H 584,000 $ 287,190
China Construction Bank Corp.,
Class H 2,033,000 1,652,518
China Everbright Bank Co. Ltd.,
Class A 179,100 90,744
China Everbright Bank Co. Ltd.,
Class H 242,000 92,055
China Everbright International Ltd. 711,000 404,284
China Evergrande Group 432,000 708,102
China Hongqiao Group Ltd. 461,000 194,828
China International Travel Service
Corp. Ltd., Class A 14,000 131,104
China Lesso Group Holdings Ltd. 124,000 160,530
China Literature Ltd.*(a) 16,800 65,971
China Medical System Holdings
Ltd. 521,000 557,346
China Merchants Bank Co. Ltd.,
Class A 61,800 278,859
China Merchants Securities Co.
Ltd., Class A 66,200 158,664
China Minsheng Banking Corp.
Ltd., Class A 106,267 85,169
China Mobile Ltd. 177,175 1,327,799
China National Building Material
Co. Ltd., Class H 896,000 962,581
China Overseas Land & Investment
Ltd. 380,000 1,165,054
China Pacific Insurance Group Co.
Ltd., Class A 21,900 86,226
China Petroleum & Chemical Corp.,
Class A 155,300 96,484
China Resources Land Ltd. 290,000 1,183,633
China United Network
Communications Ltd., Class A 130,700 95,180
China Vanke Co. Ltd., Class H 214,000 696,968
China Yangtze Power Co. Ltd.,
Class A 48,600 118,171
Chongqing Rural Commercial Bank
Co. Ltd., Class H 483,000 196,734
CITIC Securities Co. Ltd., Class A 68,900 213,629
CNOOC Ltd., ADR(1) 6,835 707,217
Country Garden Holdings Co. Ltd. 1,201,000 1,435,816
Country Garden Services Holdings
Co. Ltd. 435,000 1,750,350
CSPC Pharmaceutical Group Ltd. 226,000 444,562
Daqin Railway Co. Ltd., Class A 82,500 78,720
Far East Horizon Ltd. 125,000 100,050
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 10,600 186,073
Gree Electric Appliances, Inc. of
Zhuhai, Class A 21,700 158,016
Greentown Service Group Co. Ltd.
(b) 346,000 416,219
Guotai Junan Securities Co. Ltd.,
Class A 63,990 145,590
Haier Electronics Group Co. Ltd. 604,000 1,594,477
Haier Smart Home Co. Ltd., Class A 57,300 115,231
Haitong Securities Co. Ltd., Class A 82,600 148,469

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
China - 39.0% (continued)
Hangzhou Hikvision Digital
Technology Co. Ltd., Class A 61,800 $ 239,911
Hansoh Pharmaceutical Group Co.
Ltd.*(a) 78,000 260,635
Hua Hong Semiconductor Ltd.(a) 283,000 508,848
Huatai Securities Co. Ltd., Class A 60,500 145,906
Huazhu Group Ltd., ADR(1) 7,502 215,532
Industrial & Commercial Bank of
China Ltd., Class A 117,000 84,615
Industrial & Commercial Bank of
China Ltd., Class H 693,000 472,750
Industrial Bank Co. Ltd., Class A* 63,643 141,750
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 31,500 131,608
Innovent Biologics, Inc.*(a) 13,500 56,331
JD.com, Inc., ADR(1)* 26,784 1,084,752
Jiangsu Hengrui Medicine Co. Ltd.* 26,738 343,165
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 7,664 89,910
Jiangxi Copper Co. Ltd., Class H 145,000 133,055
Kweichow Moutai Co. Ltd., Class A 3,700 574,919
Luxshare Precision Industry Co.
Ltd., Class A 47,950 254,223
Luzhou Laojiao Co. Ltd., Class A 13,400 137,805
Momo , Inc., ADR(1) 6,789 147,253
NetEase , Inc., ADR(1) 2,868 920,513
New China Life Insurance Co. Ltd.,
Class A 16,700 92,752
New Oriental Education &
Technology Group, Inc., ADR(1)* 5,557 601,490
PetroChina Co. Ltd., Class A 90,400 58,594
Pinduoduo , Inc., ADR(1)* 7,744 279,016
Ping An Bank Co. Ltd., Class A 85,620 153,142
Ping An Healthcare and Technology
Co. Ltd.*(a) 99,800 918,944
Ping An Insurance Group Co. of
China Ltd., Class A 34,800 336,735
SAIC Motor Corp. Ltd., Class A 55,300 158,521
Semiconductor Manufacturing
International Corp.* 712,000 1,118,298
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 468,000 587,507
Shanghai Pudong Development
Bank Co. Ltd., Class A 85,907 122,269
Shenwan Hongyuan Group Co.
Ltd., Class A 163,075 100,573
Sinopec Shanghai Petrochemical
Co. Ltd., Class H 410,000 101,103
Sinotruk Hong Kong Ltd. 663,000 1,089,060
Suning.com Co. Ltd., Class A 75,300 95,090
TAL Education Group, ADR(1)* 13,200 703,032
Tencent Holdings Ltd. 173,100 8,555,920
Trip.com Group Ltd., ADR(1)* 20,700 485,415
Tsingtao Brewery Co. Ltd., Class H 34,000 171,861
Vipshop Holdings Ltd., ADR(1)* 24,408 380,277
Weichai Power Co. Ltd., Class H 414,000 659,457
Wuliangye Yibin Co. Ltd., Class A 15,905 255,808
Yonghui Superstores Co. Ltd.,
Class A 89,546 128,413
Yum China Holdings, Inc.(1) 12,915 550,566
INVESTMENTS SHARES VALUE
China - 39.0% (continued)
Zhongsheng Group Holdings Ltd. 492,000 $ 1,707,328
ZTE Corp., Class H* 130,000 396,792
ZTO Express Cayman, Inc.,
ADR(1)* 13,959 369,634
64,584,248
—
Hong Kong - 0.1%
Kingboard Laminates Holdings Ltd. 115,000 105,225
Hungary - 0.1%
MOL Hungarian Oil & Gas plc 38,304 224,762
India - 7.1%
Ambuja Cements Ltd.* 109,058 224,200
Aurobindo Pharma Ltd. 37,909 204,564
Axis Bank Ltd., GDR(b) 5,839 144,757
Cipla Ltd. 60,595 336,660
Coal India Ltd. 36,466 67,009
Colgate-Palmolive India Ltd. 13,138 216,763
Divi's Laboratories Ltd. 19,773 515,866
Dr Reddy's Laboratories Ltd.,
ADR(1) 21,087 850,439
GAIL India Ltd. 587,237 589,529
HCL Technologies Ltd. 13,111 75,629
Hindalco Industries Ltd. 391,693 493,456
Hindustan Unilever Ltd. 44,360 1,345,305
Infosys Ltd., ADR(1) 100,322 823,644
InterGlobe Aviation Ltd.(a) 64,253 909,562
Larsen & Toubro Ltd., GDR(b) 4,874 52,916
Nestle India Ltd. 1,291 279,134
NTPC Ltd. 187,463 208,506
Oil & Natural Gas Corp. Ltd. 97,333 87,146
Reliance Industries Ltd., GDR(a) 57,110 1,749,135
Sun Pharmaceutical Industries Ltd. 112,322 518,799
Tata Consultancy Services Ltd. 12,088 290,802
Tech Mahindra Ltd. 10,699 79,696
Wipro Ltd., ADR(1) 245,450 760,895
Zee Entertainment Enterprises Ltd. 547,027 890,231
11,714,643
—
Indonesia - 2.3%
Adaro Energy Tbk . PT 8,004,100 478,265
Bank Central Asia Tbk . PT 421,500 710,193
Bank Rakyat Indonesia Persero
Tbk . PT 3,535,100 648,356
Bukit Asam Tbk . PT 1,736,700 229,549
Charoen Pokphand Indonesia Tbk .
PT 171,700 51,666
Indah Kiat Pulp & Paper Corp. Tbk .
PT 304,000 74,231
Indofood CBP Sukses Makmur
Tbk . PT 223,500 139,404
Indofood Sukses Makmur Tbk . PT 2,132,900 825,137
Telekomunikasi Indonesia Persero
Tbk . PT 1,758,500 341,530
United Tractors Tbk . PT 236,500 243,547
3,741,878
—

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Malaysia - 2.5%
DiGi.Com Bhd. 61,300 $ 61,760
Genting Bhd. 256,200 221,598
Genting Malaysia Bhd. 555,400 257,603
Hartalega Holdings Bhd. 231,300 367,480
Hong Leong Bank Bhd. 108,800 336,569
Malayan Banking Bhd. 834,100 1,439,073
MISC Bhd. 201,900 346,387
Petronas Gas Bhd. 6,500 23,075
Public Bank Bhd. 31,000 114,042
RHB Bank Bhd. 199,500 217,077
Sime Darby Bhd. 1,099,300 432,810
Telekom Malaysia Bhd. 104,400 90,911
Tenaga Nasional Bhd. 103,700 288,610
4,196,995
—
Mexico - 0.9%
Alfa SAB de CV, Class A(1) 1,330,893 359,056
America Movil SAB de CV, Class L,
ADR(1) 40,124 472,661
El Puerto de Liverpool SAB de CV,
Class C1(1)(c) 32,796 71,571
Grupo Bimbo SAB de CV, Series
A(1) 60,000 87,208
Grupo Financiero Inbursa SAB de
CV, Class O(1) 83,500 59,979
Grupo Televisa SAB, ADR(1) 46,586 270,199
Kimberly-Clark de Mexico SAB de
CV, Class A(1) 154,300 233,637
1,554,311
—
Philippines - 0.3%
Ayala Land, Inc. 183,900 108,520
BDO Unibank , Inc. 68,970 139,422
International Container Terminal
Services, Inc. 85,870 125,570
JG Summit Holdings, Inc. 61,720 63,333
SM Investments Corp. 5,785 92,543
529,388
—
Poland - 1.7%
Bank Polska Kasa Opieki SA 6,216 83,311
CD Projekt SA 25,773 1,775,023
Cyfrowy Polsat SA 17,791 101,932
Grupa Lotos SA 12,565 156,817
PGE Polska Grupa Energetyczna
SA* 191,869 175,878
Polski Koncern Naftowy ORLEN SA 26,734 357,750
Powszechna Kasa Oszczednosci
Bank Polski SA 18,440 100,092
2,750,803
—
Romania - 0.0%(d)
NEPI Rockcastle plc 16,269 68,221
Russia - 3.0%
Gazprom PJSC, ADR 204,794 928,687
LUKOIL PJSC, ADR 14,706 866,650
MMC Norilsk Nickel PJSC, ADR(1) 23,567 571,735
MMC Norilsk Nickel PJSC, ADR 19,646 486,638
Novatek PJSC, GDR(b) 3,867 438,491
Novolipetsk Steel PJSC, GDR(b) 16,454 255,777
INVESTMENTS SHARES VALUE
Russia - 3.0% (continued)
PhosAgro PJSC, GDR(b) 6,831 $ 69,777
Rosneft Oil Co. PJSC, GDR(b) 68,272 274,806
Severstal PJSC, GDR(b) 33,745 369,717
Surgutneftegas PJSC, ADR 52,979 219,504
Tatneft PJSC, ADR 10,259 428,051
4,909,833
—
Saudi Arabia - 3.0%
Al Rajhi Bank 113,443 1,624,376
Alinma Bank* 25,221 138,085
Arab National Bank 48,864 235,550
Bank AlBilad 15,547 83,747
Bank Al- Jazira 47,877 143,625
Banque Saudi Fransi 23,323 160,089
Etihad Etisalat Co.* 45,821 263,313
Jarir Marketing Co. 1,921 64,905
National Commercial Bank 49,223 453,719
Riyad Bank 68,128 270,707
Samba Financial Group 50,670 269,940
Saudi Arabian Fertilizer Co. 3,641 59,728
Saudi Arabian Oil Co.(a) 40,395 324,171
Saudi Basic Industries Corp. 31,840 589,272
Saudi British Bank (The) 14,119 75,401
Saudi Industrial Investment Group 28,838 120,793
4,877,421
—
South Africa - 3.4%
Absa Group Ltd. 12,191 50,718
Anglo American Platinum Ltd. 7,570 316,218
Aspen Pharmacare Holdings Ltd.* 51,189 267,749
Clicks Group Ltd. 14,238 205,219
Foschini Group Ltd. (The) 101,062 377,399
Growthpoint Properties Ltd., REIT 79,588 57,270
Investec Ltd. 205,530 389,272
Kumba Iron Ore Ltd. 78,878 1,229,926
Life Healthcare Group Holdings Ltd. 44,679 46,114
Momentum Metropolitan Holdings 59,318 51,705
MTN Group Ltd. 248,601 666,588
MultiChoice Group* 62,784 298,363
Naspers Ltd., Class N 1,530 217,435
Ninety One Ltd.* 75,199 144,423
Pick n Pay Stores Ltd. 39,128 132,574
Remgro Ltd. 28,077 191,961
RMB Holdings Ltd. 23,443 64,101
SPAR Group Ltd. (The) 5,277 53,624
Standard Bank Group Ltd. 10,893 62,342
Telkom SA SOC Ltd. 619,517 705,154
Truworths International Ltd. 11,854 16,556
5,544,711
—
South Korea - 10.0%
BGF retail Co. Ltd. 2,641 286,068
BNK Financial Group, Inc. 21,278 77,218
Daelim Industrial Co. Ltd. 19,899 1,193,165
DB Insurance Co. Ltd. 2,551 72,284
Doosan Bobcat, Inc. 23,638 346,576
Hana Financial Group, Inc. 5,046 94,934
Hanwha Corp. 38,218 473,755
Hyundai Department Store Co. Ltd. 6,390 307,268
Hyundai Glovis Co. Ltd. 1,673 123,806

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
South Korea - 10.0% (continued)
Hyundai Marine & Fire Insurance
Co. Ltd. 33,441 $ 618,343
Hyundai Mobis Co. Ltd. 6,024 833,287
Industrial Bank of Korea 14,036 85,762
Kia Motors Corp. 49,668 1,045,458
Korea Investment Holdings Co. Ltd. 14,745 594,471
Korea Zinc Co. Ltd. 1,698 494,148
Kumho Petrochemical Co. Ltd. 7,738 408,499
LG Electronics, Inc. 29,106 1,144,388
LG Innotek Co. Ltd. 1,868 171,904
Meritz Securities Co. Ltd. 33,683 77,733
Posco International Corp. 27,368 253,442
S-1 Corp. 5,924 390,940
Samsung Electronics Co. Ltd. 186,290 7,243,237
Shinhan Financial Group Co. Ltd. 3,430 80,242
Shinsegae , Inc. 835 148,068
16,564,996
—
Taiwan - 12.8%
Accton Technology Corp. 69,000 369,191
Asia Cement Corp. 123,000 159,697
Asustek Computer, Inc. 8,000 54,167
Catcher Technology Co. Ltd. 86,000 550,130
China Life Insurance Co. Ltd. 1,201,981 664,815
CTBC Financial Holding Co. Ltd. 1,389,559 818,227
E.Sun Financial Holding Co. Ltd. 1,180,770 942,556
Eva Airways Corp. 1,486,996 433,900
First Financial Holding Co. Ltd. 1,912,084 1,235,591
Hon Hai Precision Industry Co. Ltd. 60,000 138,136
MediaTek , Inc. 7,000 75,133
Mega Financial Holding Co. Ltd. 137,000 128,643
Nanya Technology Corp. 38,000 66,879
Novatek Microelectronics Corp. 76,000 428,503
Pegatron Corp. 63,000 120,221
Pou Chen Corp. 700,000 591,654
Powertech Technology, Inc. 124,000 351,168
Shin Kong Financial Holding Co.
Ltd. 1,793,680 449,869
SinoPac Financial Holdings Co. Ltd. 923,000 336,346
Taishin Financial Holding Co. Ltd. 145,053 55,840
Taiwan Business Bank 3,960,142 1,260,348
Taiwan Cooperative Financial
Holding Co. Ltd. 295,713 178,580
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR(1) 164,223 7,848,218
Uni -President Enterprises Corp. 266,000 575,735
United Microelectronics Corp. 4,210,000 1,887,603
Zhen Ding Technology Holding Ltd. 468,000 1,430,248
21,151,398
—
Thailand - 3.0%
Advanced Info Service PCL, NVDR 294,900 1,788,014
Bangkok Bank PCL, NVDR 261,500 798,388
Charoen Pokphand Foods PCL,
NVDR 1,029,600 758,294
Krung Thai Bank PCL, NVDR 2,825,600 974,312
Osotspa PCL, NVDR 62,600 67,972
PTT Exploration & Production PCL,
NVDR 100,100 203,732
Ratch Group PCL, NVDR 115,500 200,058
INVESTMENTS SHARES VALUE
Thailand - 3.0% (continued)
Thai Union Group PCL, NVDR 560,000 $ 232,508
5,023,278
—
Turkey - 0.4%
BIM Birlesik Magazalar A/S 10,450 79,245
KOC Holding A/S 102,398 207,053
Turkiye Garanti Bankasi A/S* 44,047 54,021
Turkiye Is Bankasi A/S, Class C* 339,742 242,434
582,753
—
United States - 0.9%
JBS SA(1) 384,400 1,504,724
TOTAL COMMON STOCKS
(Cost $161,524,362) 159,518,487
SECURITIES LENDING COLLATERAL - 0.0%(d)
Investment Companies - 0.0%(d)
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(1)(e)(f) 15,863 15,863
Limited Purpose Cash Investment
Fund 0.85%(1)(e)(f) 48,390 48,453
TOTAL SECURITIES LENDING COLLATERAL
(Cost $64,253) 64,316
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.5%
(Cost $161,588,615) 159,582,803
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.5%(g) 5,718,396
NET ASSETS - 100.0% $165,301,199
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 21,695,704 13.1%
Consumer Discretionary 26,580,183 16.1
Consumer Staples 10,463,988 6.3
Energy 8,140,368 4.9
Financials 26,914,191 16.3
Health Care 8,224,933 5.0
Industrials 12,484,031 7.6
Information Technology 26,334,135 15.9
Materials 9,535,413 5.8
Real Estate 5,423,585 3.3
Utilities 3,721,956 2.2
Securities Lending Collateral 64,316 0.0(d)
Total Investments In Securities
At Value 159,582,803 96.5
Other Assets in Excess of
Liabilities(g) 5,718,396 3.5
Net Assets
$ 165,301,199 100.0%

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $6,752,214, which represents approximately 4.08%
of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31,
2020, the value of these securities amounted to $2,022,460 or
1.22% of net assets.
(c) The security or a portion of this security is on loan at March 31,
2020. The total value of securities on loan at March 31, 2020 was
$51,165.
(d) Represents less than 0.05% of net assets.
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Represents 7-day effective yield as of March 31, 2020.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 100 6/2020 USD $ 4,214,500 $ 81,029
$ 81,029
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 921,045 $ 921,045

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 97.6%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.
4,182 $ 762,002
Northrop Grumman Corp.
939 284,095
Raytheon Co.
3,101 406,696
Teledyne Technologies, Inc.*
2,603 773,794
2,226,587
Airlines - 0.1%
JetBlue Airways Corp.* 27,017 241,802
Automobiles - 0.2%
General Motors Co.
16,827 349,665
Tesla, Inc.*
212 111,088
460,753
Banks - 3.4%
Citizens Financial Group, Inc.
14,425 271,334
Fifth Third Bancorp
13,001 193,065
First Citizens BancShares, Inc.,
Class A 460 153,120
JPMorgan Chase & Co.
43,114 3,881,553
PNC Financial Services Group, Inc.
(The) 727 69,589
Popular, Inc.
67,239 2,353,365
US Bancorp
11,588 399,207
Wells Fargo & Co.
15,252 437,732
7,758,965
Beverages - 1.9%
Monster Beverage Corp.*
5,113 287,657
PepsiCo, Inc.
33,245 3,992,725
4,280,382
Biotechnology - 3.7%
AbbVie, Inc.
18,951 1,443,877
Alexion Pharmaceuticals, Inc.*
16,508 1,482,253
Amgen, Inc.
1,612 326,801
Biogen, Inc.*
10,151 3,211,573
Exelixis, Inc.*
109,359 1,883,162
Gilead Sciences, Inc.
1,922 143,689
8,491,355
Building Products - 0.2%
Owens Corning
9,006 349,523
Trane Technologies plc
1,767 145,936
495,459
Capital Markets - 1.8%
Ameriprise Financial, Inc.
21,170 2,169,502
Goldman Sachs Group, Inc. (The)
599 92,599
LPL Financial Holdings, Inc.
6,248 340,079
Morgan Stanley
28,511 969,374
MSCI, Inc.
908 262,376
S&P Global, Inc.
807 197,755
4,031,685
INVESTMENTS SHARES VALUE
Chemicals - 0.6%
Celanese Corp.
2,302 $ 168,944
DuPont de Nemours, Inc.
7,917 269,970
LyondellBasell Industries NV, Class
A 19,778 981,582
1,420,496
Commercial Services & Supplies - 1.1%
Cintas Corp.
1,315 227,784
Copart, Inc.*
5,905 404,611
Republic Services, Inc.
1,912 143,515
Waste Management, Inc.
18,416 1,704,585
2,480,495
Communications Equipment - 0.0%(a)
Cisco Systems, Inc. 1,704 66,984
Consumer Finance - 0.3%
Capital One Financial Corp.
2,959 149,193
Synchrony Financial
33,691 542,088
691,281
Distributors - 0.0%(a)
LKQ Corp.* 2,069 42,435
Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B
879 299,888
H&R Block, Inc.
6,294 88,620
388,508
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B* 18,707 3,420,201
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
6,533 190,437
Verizon Communications, Inc.
15,124 812,612
1,003,049
Electric Utilities - 4.0%
Duke Energy Corp.
30,378 2,456,973
Entergy Corp.
2,673 251,182
Evergy, Inc.
10,285 566,189
Exelon Corp.
86,008 3,165,954
NextEra Energy, Inc.
6,931 1,667,737
Pinnacle West Capital Corp.
13,182 999,064
9,107,099
Electrical Equipment - 0.0%(a)
Eaton Corp. plc 1,268 98,511
Electronic Equipment, Instruments & Components - 1.7%
Avnet, Inc.
17,098 429,160
CDW Corp.
9,165 854,819
Jabil, Inc.
51,772 1,272,556
SYNNEX Corp.
16,667 1,218,358
3,774,893

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Entertainment - 0.8%
Electronic Arts, Inc.*
10,460 $ 1,047,778
Walt Disney Co. (The)
7,900 763,140
1,810,918
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp. 1,403 305,503
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.
4,785 1,364,347
Kroger Co. (The)
41,732 1,256,968
Walmart, Inc.
21,471 2,439,535
5,060,850
Food Products - 2.5%
General Mills, Inc.
18,984 1,001,786
Ingredion, Inc.
4,252 321,026
JM Smucker Co. (The)
1,902 211,122
Pilgrim's Pride Corp.*
53,727 973,533
Tyson Foods, Inc., Class A
54,940 3,179,378
5,686,845
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories
6,000 473,460
Align Technology, Inc.*
1,500 260,925
Baxter International, Inc.
15,913 1,291,977
Danaher Corp.
9,429 1,305,068
Edwards Lifesciences Corp.*
949 179,000
Medtronic plc
16,000 1,442,880
4,953,310
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.
4,674 413,649
Anthem, Inc.
7,414 1,683,275
CVS Health Corp.
18,618 1,104,606
DaVita, Inc.*
1,528 116,220
Humana, Inc.
7,975 2,504,309
McKesson Corp.
1,420 192,069
Molina Healthcare, Inc.*
2,721 380,151
UnitedHealth Group, Inc.
5,781 1,441,666
Universal Health Services, Inc.,
Class B 3,875 383,935
8,219,880
Hotels, Restaurants & Leisure - 0.6%
Darden Restaurants, Inc.
14,922 812,652
McDonald's Corp.
1,933 319,621
Starbucks Corp.
4,013 263,815
1,396,088
Household Durables - 1.1%
Lennar Corp., Class A
13,624 520,437
NVR, Inc.*
257 660,261
PulteGroup, Inc.
52,740 1,177,157
INVESTMENTS SHARES VALUE
Household Durables - 1.1% (continued)
Whirlpool Corp.
812 $ 69,669
2,427,524
Household Products - 4.4%
Clorox Co. (The)
13,097 2,269,055
Colgate-Palmolive Co.
6,609 438,573
Kimberly-Clark Corp.
16,285 2,082,363
Procter & Gamble Co. (The)
47,174 5,189,140
9,979,131
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. 7,299 116,492
Industrial Conglomerates - 0.2%
Carlisle Cos., Inc. 3,837 480,699
Insurance - 6.2%
Aflac, Inc.
5,292 181,198
Allstate Corp. (The)
34,563 3,170,464
American Financial Group, Inc.
2,020 141,562
Arch Capital Group Ltd.*
30,424 865,867
Assurant, Inc.
9,056 942,639
Assured Guaranty Ltd.
57,253 1,476,555
Athene Holding Ltd., Class A*
33,702 836,484
Chubb Ltd.
5,879 656,625
Everest Re Group Ltd.
9,920 1,908,806
Fidelity National Financial, Inc.
8,554 212,823
First American Financial Corp.
23,826 1,010,461
Hanover Insurance Group, Inc.
(The) 1,071 97,011
Hartford Financial Services Group,
Inc. (The) 2,898 102,126
MetLife, Inc.
20,280 619,960
Old Republic International Corp.
35,144 535,946
Progressive Corp. (The)
1,969 145,391
Reinsurance Group of America, Inc.
2,858 240,472
Travelers Cos., Inc. (The)
11,394 1,131,994
14,276,384
Interactive Media & Services - 6.7%
Alphabet, Inc., Class A*
5,357 6,224,566
Alphabet, Inc., Class C*
2,919 3,394,242
Facebook, Inc., Class A*
34,008 5,672,535
15,291,343
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc.* 2,753 5,367,579
IT Services - 5.2%
Accenture plc, Class A
7,680 1,253,837
Akamai Technologies, Inc.*
24,253 2,218,907
Amdocs Ltd.
8,610 473,292
Booz Allen Hamilton Holding Corp.
13,714 941,329
CACI International, Inc., Class A*
5,521 1,165,759
Cognizant Technology Solutions
Corp., Class A 3,956 183,835
DXC Technology Co.
10,730 140,026

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
IT Services - 5.2% (continued)
EPAM Systems, Inc.*
1,540 $ 285,916
Euronet Worldwide, Inc.*
875 75,005
International Business Machines
Corp. 16,543 1,835,115
Leidos Holdings, Inc.
7,527 689,850
Mastercard, Inc., Class A
527 127,302
VeriSign, Inc.*
3,517 633,377
Visa, Inc., Class A
11,800 1,901,216
11,924,766
Life Sciences Tools & Services - 1.4%
Charles River Laboratories
International, Inc.* 9,480 1,196,471
PRA Health Sciences, Inc.*
2,265 188,086
Thermo Fisher Scientific, Inc.
6,662 1,889,343
3,273,900
Machinery - 0.8%
Cummins, Inc.
4,612 624,096
Oshkosh Corp.
13,691 880,742
Timken Co. (The)
7,382 238,734
1,743,572
Media - 0.8%
Comcast Corp., Class A
45,860 1,576,667
Omnicom Group, Inc.
2,745 150,700
1,727,367
Multiline Retail - 1.4%
Dollar General Corp.
3,307 499,390
Target Corp.
29,496 2,742,243
3,241,633
Multi-Utilities - 0.9%
Ameren Corp.
16,399 1,194,339
DTE Energy Co.
1,863 176,929
Public Service Enterprise Group,
Inc. 15,277 686,090
2,057,358
Oil, Gas & Consumable Fuels - 0.0%(a)
Pioneer Natural Resources Co. 794 55,699
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 2,294 365,526
Nu Skin Enterprises, Inc., Class A
1,653 36,118
401,644
Pharmaceuticals - 5.8%
Allergan plc
3,648 646,061
Bristol-Myers Squibb Co.
29,840 1,663,282
Eli Lilly & Co.
931 129,148
Horizon Therapeutics plc*
30,936 916,324
Jazz Pharmaceuticals plc*
13,703 1,366,737
Johnson & Johnson
24,955 3,272,349
INVESTMENTS SHARES VALUE
Pharmaceuticals - 5.8% (continued)
Merck & Co., Inc.
38,414 $ 2,955,573
Mylan NV*
72,869 1,086,477
Pfizer, Inc.
39,565 1,291,402
13,327,353
Professional Services - 0.8%
ManpowerGroup, Inc.
23,694 1,255,545
Robert Half International, Inc.
13,865 523,404
1,778,949
Road & Rail - 0.2%
AMERCO
593 172,296
Uber Technologies, Inc.*
10,526 293,886
466,182
Semiconductors & Semiconductor Equipment - 6.1%
Applied Materials, Inc.
31,625 1,449,058
Intel Corp.
83,696 4,529,628
Lam Research Corp.
9,206 2,209,440
Micron Technology, Inc.*
27,740 1,166,744
Qorvo, Inc.*
13,143 1,059,720
QUALCOMM, Inc.
6,103 412,868
Skyworks Solutions, Inc.
13,624 1,217,713
Teradyne, Inc.
12,294 665,966
Texas Instruments, Inc.
11,496 1,148,795
13,859,932
Software - 9.5%
Adobe, Inc.*
5,281 1,680,625
Cadence Design Systems, Inc.*
20,392 1,346,688
Cerence, Inc.*
12,857 197,998
Fortinet, Inc.*
5,849 591,743
Intuit, Inc.
2,223 511,290
Manhattan Associates, Inc.*
4,944 246,310
Microsoft Corp.
88,585 13,970,740
NortonLifeLock, Inc.
58,920 1,102,393
Oracle Corp.
38,463 1,858,917
SS&C Technologies Holdings, Inc.
5,225 228,960
Trade Desk, Inc. (The), Class A*
446 86,078
21,821,742
Specialty Retail - 3.3%
AutoNation, Inc.*
21,224 595,545
AutoZone, Inc.*
155 131,130
Best Buy Co., Inc.
17,892 1,019,844
Burlington Stores, Inc.*
802 127,085
Foot Locker, Inc.
14,219 313,529
Home Depot, Inc. (The)
4,165 777,647
Ross Stores, Inc.
22,045 1,917,254
TJX Cos., Inc. (The)
38,599 1,845,418
Williams-Sonoma, Inc.
21,665 921,196
7,648,648

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.
39,192 $ 9,966,134
HP, Inc.
16,240 281,926
Xerox Holdings Corp.
30,366 575,132
10,823,192
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.* 3,796 719,532
Thrifts & Mortgage Finance - 0.0%(a)
MGIC Investment Corp. 3,714 23,584
Tobacco - 0.8%
Altria Group, Inc.
18,086 699,386
Philip Morris International, Inc.
17,038 1,243,092
1,942,478
Trading Companies & Distributors - 0.2%
Air Lease Corp. 15,553 344,343
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.* 3,345 280,646
TOTAL COMMON STOCKS
(Cost $207,151,628) 223,316,006
SHORT-TERM INVESTMENTS - 3.2%
INVESTMENT COMPANIES - 3.2%
Limited Purpose Cash Investment
Fund, 0.85%(b)
(Cost $7,268,736) 7,268,763 7,278,212
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.8%
(Cost $214,420,364) 230,594,218
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.8)%(c) (1,810,037)
NET ASSETS - 100.0% $228,784,181
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 20,113,323 8.8%
Consumer Discretionary 21,692,701 9.5
Consumer Staples 27,351,330 12.0
Energy 55,699 0.0 (a)
Financials 30,202,099 13.2
Health Care 38,265,797 16.7
Industrials 10,356,599 4.5
Information Technology 62,271,509 27.2
Materials 1,420,496 0.6
Real Estate 305,503 0.1
Utilities 11,280,950 5.0
Short-Term Investments 7,278,212 3.2
Total Investments In Securities
At Value 230,594,218 100.8
Liabilities in Excess of Other
Assets(c) (1,810,037) (0.8)
Net Assets
$ 228,784,181 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Represents 7-day effective yield as of March 31, 2020.
(c) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 47 6/2020 USD $ 6,038,795 $ 47,990
$ 47,990

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 474,487 $ 474,487

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 91.7%
Aerospace & Defense - 1.9%
AAR Corp.
1,212 $ 21,525
Aerojet Rocketdyne Holdings, Inc.*
392 16,397
Astronics Corp.*
1,381 12,678
Mercury Systems, Inc.*
400 28,536
Moog, Inc., Class A
996 50,328
Vectrus , Inc.*
4,455 184,481
313,945
Airlines - 0.1%
Allegiant Travel Co. 100 8,180
Auto Components - 1.0%
Cooper Tire & Rubber Co.
441 7,189
Dana, Inc.
10,225 79,857
LCI Industries
1,234 82,468
169,514
Automobiles - 0.0%(a)
Winnebago Industries, Inc. 192 5,340
Banks - 5.6%
Ameris Bancorp
560 13,306
BancFirst Corp.
657 21,924
Bancorp, Inc. (The)*
6,796 41,252
BancorpSouth Bank
439 8,306
Bank of NT Butterfield & Son Ltd.
(The) 1,221 20,794
Cathay General Bancorp
3,034 69,630
CenterState Bank Corp.
1,358 23,398
City Holding Co.
216 14,370
Customers Bancorp, Inc.*(b)
632 6,908
Enterprise Financial Services Corp.
446 12,448
First Bancorp/PR
5,892 31,345
First Financial Bancorp
483 7,202
First Interstate BancSystem , Inc.,
Class A 1,069 30,830
First Merchants Corp.
935 24,768
First Midwest Bancorp, Inc.
601 7,954
Fulton Financial Corp.
4,415 50,728
Great Southern Bancorp, Inc.
953 38,501
Great Western Bancorp, Inc.
2,297 47,043
Hancock Whitney Corp.
2,497 48,741
Heartland Financial USA, Inc.
503 15,191
Hilltop Holdings, Inc.
4,191 63,368
Home BancShares , Inc.
696 8,345
Hope Bancorp, Inc.
3,014 24,775
IBERIABANK Corp.
856 30,953
International Bancshares Corp.
3,095 83,194
NBT Bancorp, Inc.
785 25,426
OFG Bancorp
1,811 20,247
Old National Bancorp
1,547 20,405
Preferred Bank
505 17,079
Simmons First National Corp.,
Class A 1,216 22,374
South State Corp.
324 19,028
INVESTMENTS SHARES VALUE
Banks - 5.6% (continued)
Trustmark Corp.
1,383 $ 32,224
United Bankshares , Inc.
887 20,472
United Community Banks, Inc.
1,141 20,892
Valley National Bancorp
1,035 7,566
950,987
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class
A* 94 34,551
Biotechnology - 8.1%
ACADIA Pharmaceuticals, Inc.*
1,418 59,910
Adverum Biotechnologies, Inc.*
1,034 10,102
Affimed NV (Germany)*
8,155 12,885
AMAG Pharmaceuticals, Inc.*(b)
1,122 6,934
Amicus Therapeutics, Inc.*
1,954 18,055
Anika Therapeutics, Inc.*
1,725 49,870
Arena Pharmaceuticals, Inc.*
730 30,660
Arrowhead Pharmaceuticals,
Inc.*(b) 4,116 118,417
BioSpecifics Technologies Corp.*
1,418 80,216
Catalyst Pharmaceuticals, Inc.*
21,170 81,504
ChemoCentryx , Inc.*
457 18,362
Constellation Pharmaceuticals,
Inc.* 357 11,221
Eagle Pharmaceuticals, Inc.*
2,201 101,246
Emergent BioSolutions , Inc.*
2,100 121,506
Enanta Pharmaceuticals, Inc.*
516 26,538
Epizyme , Inc.*
2,268 35,177
FibroGen , Inc.*(b)
593 20,607
Forty Seven, Inc.*
245 23,378
Global Blood Therapeutics, Inc.*
681 34,792
Halozyme Therapeutics, Inc.*
1,617 29,090
Insmed , Inc.*
1,004 16,094
Intercept Pharmaceuticals, Inc.*
320 20,147
Ironwood Pharmaceuticals, Inc.*(b)
1,382 13,944
Jounce Therapeutics, Inc.*
12,297 58,411
Lexicon Pharmaceuticals, Inc.*(b)
9,834 19,176
Ligand Pharmaceuticals, Inc.*(b)
565 41,087
Momenta Pharmaceuticals, Inc.*
658 17,898
Myriad Genetics, Inc.*
2,199 31,468
Natera , Inc.*
1,235 36,877
PDL BioPharma , Inc.*
9,724 27,422
Principia Biopharma, Inc.*
706 41,922
PTC Therapeutics, Inc.*
255 11,376
Ra Pharmaceuticals, Inc.*
393 18,868
Veracyte , Inc.*(b)
3,519 85,547
Vericel Corp.*
2,790 25,584
Xencor , Inc.*
638 19,063
1,375,354
Building Products - 2.4%
American Woodmark Corp.*
344 15,676
Builders FirstSource , Inc.*
14,367 175,708
Griffon Corp.
1,495 18,912
Patrick Industries, Inc.
2,129 59,953

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Building Products - 2.4% (continued)
Universal Forest Products, Inc.
3,791 $ 140,987
411,236
Capital Markets - 2.1%
Artisan Partners Asset
Management, Inc., Class A 4,171 89,635
Cowen, Inc., Class A
555 5,361
Federated Hermes, Inc., Class B
337 6,420
Oppenheimer Holdings, Inc., Class
A 4,012 79,277
Stifel Financial Corp.
1,502 62,003
Virtus Investment Partners, Inc.
373 28,389
Waddell & Reed Financial, Inc.,
Class A 7,453 84,815
355,900
Chemicals - 0.1%
Koppers Holdings, Inc.* 1,522 18,827
Commercial Services & Supplies - 3.0%
ABM Industries, Inc.
3,184 77,562
ACCO Brands Corp.
3,579 18,074
Advanced Disposal Services, Inc.*
863 28,306
Brady Corp., Class A
1,049 47,341
Ennis, Inc.
4,365 81,975
Herman Miller, Inc.
3,090 68,598
HNI Corp.
931 23,452
Kimball International, Inc., Class B
2,747 32,717
Knoll, Inc.
1,855 19,144
Steelcase, Inc., Class A
8,484 83,737
Tetra Tech, Inc.
213 15,042
UniFirst Corp.
111 16,771
512,719
Communications Equipment - 0.8%
Acacia Communications, Inc.*
447 30,029
Comtech Telecommunications
Corp. 3,306 43,937
Digi International, Inc.*
472 4,503
Lumentum Holdings, Inc.*(b)
661 48,716
NetScout Systems, Inc.*
527 12,474
139,659
Construction & Engineering - 2.9%
Arcosa , Inc.
1,712 68,035
EMCOR Group, Inc.
2,018 123,744
Great Lakes Dredge & Dock Corp.*
17,970 149,151
MasTec , Inc.*(b)
2,326 76,130
MYR Group, Inc.*
1,885 49,368
Sterling Construction Co., Inc.*
1,075 10,213
Tutor Perini Corp.*
1,727 11,605
488,246
INVESTMENTS SHARES VALUE
Construction Materials - 0.1%
Summit Materials, Inc., Class A*
1,368 $ 20,520
US Concrete, Inc.*
110 1,995
22,515
Distributors - 0.0%(a)
Core-Mark Holding Co., Inc. 182 5,200
Diversified Consumer Services - 0.6%
American Public Education, Inc.*
2,796 66,908
Collectors Universe, Inc.
1,767 27,689
Select Interior Concepts, Inc., Class
A* 2,053 4,250
98,847
Diversified Financial Services - 0.3%
Cannae Holdings, Inc.*
761 25,486
FGL Holdings
1,643 16,101
41,587
Electric Utilities - 0.8%
El Paso Electric Co.
648 44,038
Portland General Electric Co.
1,820 87,251
131,289
Electrical Equipment - 2.5%
Atkore International Group, Inc.*
6,716 141,506
Encore Wire Corp.
1,691 71,005
EnerSys
337 16,688
Generac Holdings, Inc.*
1,899 176,930
Powell Industries, Inc.
326 8,369
414,498
Electronic Equipment, Instruments & Components - 4.6%
Anixter International, Inc.*
389 34,181
Belden, Inc.
349 12,592
Benchmark Electronics, Inc.
2,445 48,876
Fabrinet (Thailand)*
1,546 84,350
Fitbit, Inc., Class A*
2,500 16,650
Insight Enterprises, Inc.*
3,012 126,896
KEMET Corp.
719 17,371
Methode Electronics, Inc.
2,260 59,732
PC Connection, Inc.
2,774 114,316
Sanmina Corp.*
6,016 164,116
Tech Data Corp.*
456 59,668
Vishay Intertechnology , Inc.
3,166 45,622
784,370
Energy Equipment & Services - 0.1%
ProPetro Holding Corp.* 9,143 22,857
Equity Real Estate Investment Trusts (REITs) - 2.5%
CoreCivic , Inc.
1,834 20,486
DiamondRock Hospitality Co.
4,346 22,078
EastGroup Properties, Inc.
272 28,419
First Industrial Realty Trust, Inc.
2,028 67,390
GEO Group, Inc. (The)
1,491 18,131

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Equity Real Estate Investment Trusts (REITs) - 2.5% (continued)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 701 $ 14,307
Lexington Realty Trust
5,578 55,389
LTC Properties, Inc.
246 7,601
Mack-Cali Realty Corp.
1,073 16,342
National Health Investors, Inc.
350 17,332
Piedmont Office Realty Trust, Inc.,
Class A 1,705 30,110
PS Business Parks, Inc.
107 14,501
Sabra Health Care REIT, Inc.
777 8,485
Sunstone Hotel Investors, Inc.
4,193 36,521
Universal Health Realty Income
Trust 348 35,082
Xenia Hotels & Resorts, Inc.
2,619 26,976
419,150
Food & Staples Retailing - 0.5%
Ingles Markets, Inc., Class A 2,118 76,587
Food Products - 0.9%
Fresh Del Monte Produce, Inc.
1,933 53,370
John B Sanfilippo & Son, Inc.
1,126 100,665
154,035
Gas Utilities - 0.2%
ONE Gas, Inc. 402 33,615
Health Care Equipment & Supplies - 3.2%
Globus Medical, Inc., Class A*
2,573 109,430
Haemonetics Corp.*
821 81,821
Integer Holdings Corp.*
930 58,460
Invacare Corp.
4,823 35,835
Lantheus Holdings, Inc.*
2,548 32,512
Novocure Ltd.*
403 27,138
NuVasive , Inc.*
225 11,398
Quidel Corp.*
861 84,214
Tandem Diabetes Care, Inc.*
340 21,879
Wright Medical Group NV*
1,586 45,439
Zynex , Inc.*
2,313 25,605
533,731
Health Care Providers & Services - 5.2%
Addus HomeCare Corp.*
86 5,813
Amedisys , Inc.*
1,341 246,127
AMN Healthcare Services, Inc.*
1,707 98,682
CorVel Corp.*
1,323 72,117
Ensign Group, Inc. (The)
2,375 89,324
Joint Corp. (The)*
2,147 23,295
LHC Group, Inc.*
119 16,684
Magellan Health, Inc.*
732 35,216
National Research Corp.
770 35,019
Owens & Minor, Inc.
8,100 74,115
Patterson Cos., Inc.
4,554 69,631
Select Medical Holdings Corp.*
1,362 20,430
Tenet Healthcare Corp.*
2,368 34,099
INVESTMENTS SHARES VALUE
Health Care Providers & Services - 5.2% (continued)
Triple-S Management Corp., Class
B* 4,396 $ 61,984
882,536
Health Care Technology - 0.8%
NextGen Healthcare, Inc.*
719 7,506
Omnicell , Inc.*
757 49,644
Teladoc Health, Inc.*
498 77,195
134,345
Hotels, Restaurants & Leisure - 0.4%
Biglari Holdings, Inc., Class B*
202 10,383
Brinker International, Inc.
1,203 14,448
Cracker Barrel Old Country Store,
Inc. 195 16,228
Eldorado Resorts, Inc.*
159 2,289
Everi Holdings, Inc.*
4,719 15,573
58,921
Household Durables - 2.0%
Installed Building Products, Inc.*
697 27,789
KB Home
570 10,317
La-Z-Boy, Inc.
329 6,761
M/I Homes, Inc.*
2,406 39,771
MDC Holdings, Inc.
1,539 35,705
Meritage Homes Corp.*
2,936 107,193
Taylor Morrison Home Corp.*
3,564 39,204
TopBuild Corp.*
433 31,020
TRI Pointe Group, Inc.*
2,231 19,566
Universal Electronics, Inc.*
545 20,912
338,238
Household Products - 0.2%
WD-40 Co. 128 25,709
Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc. 496 33,559
Insurance - 3.7%
eHealth, Inc.*
1,042 146,734
Employers Holdings, Inc.
3,538 143,324
Genworth Financial, Inc., Class A*
7,815 25,946
Hallmark Financial Services, Inc.*
8,526 34,445
Heritage Insurance Holdings, Inc.
1,556 16,665
Kinsale Capital Group, Inc.
593 61,986
National General Holdings Corp.
3,807 63,006
National Western Life Group, Inc.,
Class A 88 15,136
Selective Insurance Group, Inc.
1,308 65,008
Stewart Information Services Corp.
895 23,870
Universal Insurance Holdings, Inc.
1,296 23,224
619,344
Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc., Class A* 1,136 15,029

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
IT Services - 2.4%
Cardtronics plc, Class A*
2,695 $ 56,379
EVERTEC, Inc.
1,377 31,299
Hackett Group, Inc. (The)
970 12,339
KBR, Inc.
3,684 76,185
MAXIMUS, Inc.
991 57,676
Paysign , Inc.*
1,834 9,464
Perspecta , Inc.
2,308 42,098
Science Applications International
Corp. 110 8,209
Sykes Enterprises, Inc.*
2,897 78,567
TTEC Holdings, Inc.
308 11,310
Unisys Corp.*
1,569 19,377
402,903
Leisure Products - 1.4%
Acushnet Holdings Corp.
2,335 60,056
Johnson Outdoors, Inc., Class A
1,369 85,836
Malibu Boats, Inc., Class A*
1,214 34,951
MasterCraft Boat Holdings, Inc.*
1,656 12,089
YETI Holdings, Inc.*
2,300 44,896
237,828
Life Sciences Tools & Services - 3.1%
Medpace Holdings, Inc.*
3,027 222,121
NeoGenomics , Inc.*
2,236 61,736
Repligen Corp.*
1,497 144,521
Syneos Health, Inc.*
2,581 101,743
530,121
Machinery - 1.5%
Columbus McKinnon Corp.
438 10,950
Commercial Vehicle Group, Inc.*
17,507 26,436
Kennametal, Inc.
558 10,390
Meritor, Inc.*
8,899 117,912
Miller Industries, Inc.
384 10,859
Mueller Industries, Inc.
2,028 48,550
Rexnord Corp.
422 9,567
Wabash National Corp.
2,501 18,057
252,721
Media - 0.4%
Cumulus Media, Inc., Class A*
5,426 29,409
TEGNA, Inc.
3,950 42,897
72,306
Metals & Mining - 2.0%
Commercial Metals Co.
5,305 83,766
Ryerson Holding Corp.*
24,261 129,069
Schnitzer Steel Industries, Inc.,
Class A 2,603 33,943
Warrior Met Coal, Inc.
5,899 62,647
Worthington Industries, Inc.
778 20,422
329,847
INVESTMENTS SHARES VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate
Finance, Inc. 2,545 $ 18,884
Blackstone Mortgage Trust, Inc.,
Class A 1,590 29,606
Invesco Mortgage Capital, Inc.
1,636 5,579
PennyMac Mortgage Investment
Trust 1,075 11,416
Redwood Trust, Inc.
1,030 5,212
70,697
Oil, Gas & Consumable Fuels - 0.4%
Teekay Tankers Ltd., Class A*
1,693 37,652
World Fuel Services Corp.
1,432 36,058
73,710
Paper & Forest Products - 0.9%
Boise Cascade Co.
4,783 113,740
Schweitzer-Mauduit International,
Inc. 309 8,596
Verso Corp., Class A*
2,939 33,152
155,488
Personal Products - 0.2%
Inter Parfums , Inc.
101 4,681
Lifevantage Corp.*
517 5,325
USANA Health Sciences, Inc.*
493 28,476
38,482
Pharmaceuticals - 0.6%
Corcept Therapeutics, Inc.*(b)
4,014 47,727
Lannett Co., Inc.*
4,818 33,485
Supernus Pharmaceuticals, Inc.*
691 12,431
93,643
Professional Services - 4.1%
Barrett Business Services, Inc.
802 31,791
CBIZ, Inc.*
595 12,447
FTI Consulting, Inc.*
1,816 217,502
Heidrick & Struggles International,
Inc. 1,759 39,578
ICF International, Inc.
253 17,381
Kelly Services, Inc., Class A
8,053 102,193
Kforce , Inc.
7,701 196,915
Resources Connection, Inc.
653 7,163
TrueBlue , Inc.*
4,705 60,036
685,006
Real Estate Management & Development - 0.0%(a)
Newmark Group, Inc., Class A 985 4,186
Road & Rail - 0.3%
ArcBest Corp.
2,748 48,145
Avis Budget Group, Inc.*
408 5,671
53,816

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Semiconductors & Semiconductor Equipment - 5.3%
Amkor Technology, Inc.*
13,988 $ 108,967
Cabot Microelectronics Corp.
698 79,670
Cirrus Logic, Inc.*
1,939 127,257
Diodes, Inc.*
2,437 99,027
Enphase Energy, Inc.*(b)
874 28,221
FormFactor , Inc.*
4,004 80,440
Ichor Holdings Ltd.*
2,462 47,172
Lattice Semiconductor Corp.*
4,185 74,577
Onto Innovation, Inc.*(b)
552 16,378
Photronics , Inc.*
10,641 109,177
Power Integrations, Inc.
467 41,250
SMART Global Holdings, Inc.*
1,948 47,336
Ultra Clean Holdings, Inc.*
1,239 17,098
Xperi Corp.
677 9,417
885,987
Software - 3.0%
ACI Worldwide, Inc.*
1,433 34,607
Appfolio , Inc., Class A*
195 21,635
Digital Turbine, Inc.*
11,567 49,854
Intelligent Systems Corp.*
1,458 49,558
J2 Global, Inc.
2,180 163,173
Mitek Systems, Inc.*
385 3,034
Progress Software Corp.
842 26,944
Qualys , Inc.*
786 68,374
SPS Commerce, Inc.*
1,234 57,393
Verint Systems, Inc.*
850 36,550
511,122
Specialty Retail - 1.8%
Aaron's, Inc.
209 4,761
Asbury Automotive Group, Inc.*(b)
328 18,116
Cato Corp. (The), Class A
1,188 12,676
Citi Trends, Inc.
460 4,094
Genesco, Inc.*
1,757 23,438
GNC Holdings, Inc., Class A*(b)
14,210 6,652
Group 1 Automotive, Inc.
877 38,816
Hibbett Sports, Inc.*
2,802 30,640
Lithia Motors, Inc., Class A
260 21,265
Office Depot, Inc.
6,186 10,145
Shoe Carnival, Inc.(b)
2,183 45,341
Sleep Number Corp.*
581 11,132
Sonic Automotive, Inc., Class A(b)
2,162 28,711
Zumiez , Inc.*
2,441 42,278
298,065
Technology Hardware, Storage & Peripherals - 0.0%(a)
Avid Technology, Inc.* 1,064 7,161
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp.*
364 48,776
Oxford Industries, Inc.
460 16,680
Rocky Brands, Inc.
3,461 66,970
INVESTMENTS SHARES VALUE
Textiles, Apparel & Luxury Goods - 1.2% (continued)
Steven Madden Ltd.
3,273 $ 76,032
208,458
Thrifts & Mortgage Finance - 3.8%
Axos Financial, Inc.*(b)
457 8,286
Essent Group Ltd.
4,045 106,545
Flagstar Bancorp, Inc.
3,854 76,425
HomeStreet , Inc.
849 18,873
Meta Financial Group, Inc.
835 18,136
PennyMac Financial Services, Inc.
3,962 87,600
Radian Group, Inc.
13,899 179,992
Walker & Dunlop, Inc.
2,726 109,776
Washington Federal, Inc.
1,196 31,048
636,681
Tobacco - 0.3%
Turning Point Brands, Inc. 2,045 43,170
Trading Companies & Distributors - 1.4%
BMC Stock Holdings, Inc.*
5,661 100,369
CAI International, Inc.*
1,398 19,768
GMS, Inc.*
5,312 83,558
H&E Equipment Services, Inc.
1,207 17,719
Veritiv Corp.*
2,220 17,449
238,863
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 336 16,548
TOTAL COMMON STOCKS
(Cost $18,151,152) 15,477,229
PREFERRED STOCKS - 0.0%(a)
Diversified Telecommunication Services - 0.0%(a)
GCI Liberty, Inc., Series A, 7.00%,
3/10/2039(c)
(Cost $903) 105 2,417
SHORT-TERM INVESTMENTS - 2.3%
INVESTMENT COMPANIES - 2.3%
Limited Purpose Cash Investment
Fund, 0.85%(d)
(Cost $388,338) 388,356 388,861

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
SECURITIES LENDING COLLATERAL - 3.3%
Investment Companies - 3.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(d)(e) 138,925 $ 138,925
Limited Purpose Cash Investment
Fund 0.85%(d)(e) 423,791 424,342
TOTAL SECURITIES LENDING COLLATERAL
(Cost $562,716) 563,267
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.3%
(Cost $19,103,109) 16,431,774
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.7%(f) 458,267
NET ASSETS - 100.0% $16,890,041
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 91,271 0.6%
Consumer Discretionary 1,435,440 8.5
Consumer Staples 372,533 2.2
Energy 96,568 0.6
Financials 2,675,196 15.8
Health Care 3,549,731 21.0
Industrials 3,379,230 20.0
Information Technology 2,731,200 16.2
Materials 526,678 3.1
Real Estate 423,336 2.5
Utilities 198,463 1.2
Short-Term Investments 388,861 2.3
Securities Lending Collateral 563,267 3.3
Total Investments In Securities
At Value 16,431,774 97.3
Other Assets in Excess of
Liabilities(f) 458,267 2.7
Net Assets
$ 16,890,041 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $537,483.
(c) Perpetual security. The rate reflected was the rate in effect on March 31, 2020. The maturity date reflects the next call date.
(d) Represents 7-day effective yield as of March 31, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 5 6/2020 USD $ 286,900 $ 29,198
$ 29,198
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 7,857 $ 7,857

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 94.7%
Australia - 6.8%
Aurizon Holdings Ltd. 230,170 $ 596,502
BHP Group Ltd. 31,889 578,508
BHP Group plc 71,871 1,115,414
BlueScope Steel Ltd. 225,073 1,178,375
Coca-Cola Amatil Ltd. 52,519 283,459
Crown Resorts Ltd. 12,699 58,933
CSL Ltd. 12,212 2,213,690
Dexus , REIT 33,527 185,793
Flight Centre Travel Group Ltd.(3)
(a) 9,002 44,136
Fortescue Metals Group Ltd. 301,636 1,848,494
Goodman Group, REIT 30,886 226,384
GPT Group (The), REIT 35,606 79,104
REA Group Ltd. 7,131 334,044
Rio Tinto Ltd. 3,006 154,868
Rio Tinto plc 24,340 1,115,801
Scentre Group, REIT 118,649 113,645
Telstra Corp. Ltd. 101,142 189,859
Treasury Wine Estates Ltd. 60,411 375,066
Vicinity Centres , REIT 73,435 45,936
WiseTech Global Ltd. 93,076 967,615
11,705,626
—
Belgium - 1.4%
Ageas 14,450 602,161
Galapagos NV* 8,222 1,614,616
Groupe Bruxelles Lambert SA 1,467 115,425
Proximus SADP 5,910 135,720
2,467,922
—
Canada - 7.2%
Air Canada(1)* 26,244 293,713
Atco Ltd., Class I(1) 2,114 58,539
Bank of Montreal(1) 11,188 564,925
Bank of Nova Scotia (The)(1) 15,059 614,965
Canadian Apartment Properties,
REIT(1) 3,482 105,378
Canadian Imperial Bank of
Commerce(1) 9,268 540,024
CCL Industries, Inc., Class B(1) 2,455 74,646
Cenovus Energy, Inc.(1) 137,819 278,125
CGI, Inc.(1)* 31,949 1,729,692
CI Financial Corp.(1) 38,296 380,157
Fairfax Financial Holdings Ltd.(1) 3,782 1,159,432
Great-West Lifeco , Inc.(1) 2,283 39,437
Hydro One Ltd.(1)(b) 6,571 118,318
iA Financial Corp., Inc.(1) 17,182 540,135
Imperial Oil Ltd.(1) 6,182 69,890
Magna International, Inc.(1) 45,672 1,457,493
Manulife Financial Corp.(1) 43,582 547,214
National Bank of Canada(1) 2,075 80,196
Open Text Corp.(1) 25,971 908,145
Royal Bank of Canada(1) 23,274 1,441,622
Thomson Reuters Corp.(1) 4,879 332,409
Toronto-Dominion Bank (The)(1) 27,150 1,154,256
12,488,711
—
INVESTMENTS SHARES VALUE
China - 0.4%
BOC Hong Kong Holdings Ltd. 119,500 $ 328,030
Yangzijiang Shipbuilding Holdings
Ltd. 572,200 332,014
660,044
—
Denmark - 2.7%
Coloplast A/S, Class B 3,982 577,495
DSV Panalpina A/S 2,578 234,415
Genmab A/S* 2,539 510,006
Novo Nordisk A/S, Class B 47,741 2,850,906
Pandora A/S 15,698 504,394
4,677,216
—
Finland - 1.9%
Fortum OYJ 23,273 338,553
Kone OYJ, Class B 2,317 129,754
Neste OYJ 53,454 1,777,216
Nokia OYJ 42,143 129,795
Orion OYJ, Class B 24,312 989,408
3,364,726
—
France - 8.5%
AXA SA 14,456 244,768
BNP Paribas SA 4,655 135,904
Cie de Saint-Gobain 27,401 657,499
CNP Assurances 68,834 666,491
Electricite de France SA 266,345 2,082,690
Engie SA 28,418 291,013
Eutelsat Communications SA 48,311 502,201
Gecina SA, REIT 483 63,558
L'Oreal SA 7,631 1,974,986
LVMH Moet Hennessy Louis
Vuitton SE 468 171,640
Natixis SA 585,103 1,863,108
Orange SA 43,163 522,594
Peugeot SA 118,789 1,546,548
Publicis Groupe SA 5,984 171,016
Sanofi 20,518 1,776,344
Societe Generale SA 3,527 57,780
TOTAL SA 43,166 1,626,444
Unibail - Rodamco -Westfield, REIT 4,856 278,377
14,632,961
—
Germany - 6.7%
Allianz SE (Registered) 6,784 1,155,299
Bayer AG (Registered) 44,067 2,524,972
Beiersdorf AG 3,554 357,855
Deutsche Boerse AG 2,105 289,194
Deutsche Post AG (Registered) 12,317 330,202
Deutsche Telekom AG (Registered) 34,111 440,559
Deutsche Wohnen SE 4,001 151,633
Fresenius SE & Co. KGaA 2,780 103,507
Hannover Rueck SE 1,252 176,790
Infineon Technologies AG 57,307 827,270
KION Group AG 3,037 130,706
SAP SE 12,715 1,419,604
Siemens Healthineers AG(b) 6,357 245,740
TUI AG(c) 83,827 366,916
Volkswagen AG (Preference) 10,986 1,265,550
Vonovia SE 3,353 166,790

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Germany - 6.7% (continued)
Zalando SE*(b) 44,916 $ 1,692,888
11,645,475
—
Hong Kong - 3.6%
CK Asset Holdings Ltd. 92,500 501,876
CLP Holdings Ltd. 83,500 764,861
Henderson Land Development Co.
Ltd. 66,730 252,565
Hong Kong Exchanges & Clearing
Ltd. 13,300 398,459
Kerry Properties Ltd. 87,500 228,812
Link, REIT 13,000 109,570
New World Development Co. Ltd. 200,000 213,255
PCCW Ltd. 30,000 16,451
Power Assets Holdings Ltd. 88,500 525,003
Sun Hung Kai Properties Ltd. 19,500 254,944
Techtronic Industries Co. Ltd. 82,000 520,692
WH Group Ltd.(b) 1,615,000 1,490,660
Yue Yuen Industrial Holdings Ltd. 591,500 903,872
6,181,020
—
Italy - 2.8%
Assicurazioni Generali SpA 19,889 269,392
Enel SpA 278,189 1,918,906
Leonardo SpA 208,462 1,378,177
Poste Italiane SpA (b) 124,983 1,051,962
Telecom Italia SpA * 596,063 241,271
4,859,708
—
Japan - 22.3%
Acom Co. Ltd. 16,500 67,006
Advantest Corp. 15,700 625,330
AEON Financial Service Co. Ltd. 800 8,547
Amada Holdings Co. Ltd. 55,800 437,356
Aozora Bank Ltd. 9,800 187,025
Bandai Namco Holdings, Inc. 18,200 882,759
Brother Industries Ltd. 5,000 75,732
Central Japan Railway Co. 1,800 288,488
Chubu Electric Power Co., Inc. 5,000 70,566
Credit Saison Co. Ltd. 2,900 33,645
Dai-ichi Life Holdings, Inc. 35,000 415,630
Daiwa House Industry Co. Ltd. 4,400 108,712
Fujitsu Ltd. 22,900 2,062,573
Fukuoka Financial Group, Inc. 44,200 583,063
Hino Motors Ltd. 33,400 178,128
Hitachi High-Tech Corp. 1,500 110,808
Hitachi Ltd. 64,600 1,855,726
Hoya Corp. 18,400 1,564,580
ITOCHU Corp. 92,700 1,918,391
Japan Real Estate Investment
Corp., REIT 15 88,174
Japan Tobacco, Inc. 7,900 146,124
Kamigumi Co. Ltd. 12,800 216,058
KDDI Corp. 30,900 912,743
Konami Holdings Corp. 11,600 355,803
Kyocera Corp. 19,800 1,168,414
Marubeni Corp. 31,600 156,833
Mitsubishi Electric Corp. 77,400 945,535
Mitsubishi Estate Co. Ltd. 9,000 132,922
INVESTMENTS SHARES VALUE
Japan - 22.3% (continued)
Mitsubishi UFJ Financial Group,
Inc. 101,900 $ 381,264
Mitsui Chemicals, Inc. 4,200 79,053
Mitsui Fudosan Co. Ltd. 7,000 121,203
MS&AD Insurance Group Holdings,
Inc. 75,100 2,095,375
Nexon Co. Ltd. 41,000 669,975
Nippon Express Co. Ltd. 11,700 570,713
Nippon Telegraph & Telephone
Corp. 93,200 2,229,030
Nomura Holdings, Inc. 29,700 125,337
Nomura Real Estate Holdings, Inc. 2,700 43,688
Nomura Real Estate Master Fund,
Inc., REIT 65 82,675
Nomura Research Institute Ltd. 9,000 190,105
NTT DOCOMO, Inc. 16,700 522,261
Obayashi Corp. 43,700 370,818
Olympus Corp. 49,900 719,324
Otsuka Corp. 1,800 76,735
Resona Holdings, Inc. 673,400 2,019,060
Rohm Co. Ltd. 8,800 477,683
Sankyo Co. Ltd. 4,200 121,803
Sekisui House Ltd. 76,900 1,268,238
Shimizu Corp. 32,100 249,797
Shinsei Bank Ltd. 96,000 1,271,500
Sompo Holdings, Inc. 5,500 169,532
Sony Corp. 4,400 260,628
Square Enix Holdings Co. Ltd. 7,100 317,197
SUMCO Corp. 76,100 966,991
Sumitomo Dainippon Pharma Co.
Ltd. 20,400 264,820
Sumitomo Heavy Industries Ltd. 33,400 597,576
Sumitomo Mitsui Financial Group,
Inc. 35,000 850,269
Sumitomo Mitsui Trust Holdings,
Inc. 23,000 660,794
Sundrug Co. Ltd. 2,200 70,497
TDK Corp. 2,900 222,979
Teijin Ltd. 28,300 478,694
Tokyo Electric Power Co. Holdings,
Inc.* 89,500 311,347
Tokyo Electron Ltd. 8,700 1,621,450
Toppan Printing Co. Ltd. 27,300 416,817
Tosoh Corp. 35,100 396,669
Toyo Seikan Group Holdings Ltd. 5,000 57,036
Yamaha Corp. 19,400 751,856
Z Holdings Corp. 243,600 776,635
38,474,095
—
Macau - 0.2%
SJM Holdings Ltd. 390,000 325,429
Netherlands - 5.4%
ASML Holding NV 5,738 1,512,622
ING Groep NV 38,548 197,524
Koninklijke Ahold Delhaize NV 95,336 2,221,003
Koninklijke Philips NV 21,628 887,989
NN Group NV 14,791 401,957
Randstad NV* 13,117 462,924
Royal Dutch Shell plc, Class A 65,917 1,145,221

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Netherlands - 5.4% (continued)
Royal Dutch Shell plc, Class B 41,664 $ 698,874
Wolters Kluwer NV 25,735 1,821,629
9,349,743
—
Russia - 0.2%
Evraz plc 118,862 340,079
Singapore - 0.9%
Ascendas , REIT 40,900 80,983
CapitaLand Commercial Trust,
REIT 70,800 75,973
ComfortDelGro Corp. Ltd. 211,300 224,999
SATS Ltd. 30,100 66,909
Venture Corp. Ltd. 112,100 1,067,873
Wilmar International Ltd. 22,800 51,560
1,568,297
—
South Africa - 0.4%
Anglo American plc 42,500 744,753
Spain - 2.0%
ACS Actividades de Construccion y
Servicios SA 3,964 78,723
Banco Bilbao Vizcaya Argentaria
SA 22,478 69,604
Banco de Sabadell SA 112,989 57,140
Enagas SA 18,029 355,662
Endesa SA 57,329 1,213,105
Grifols SA 6,493 217,239
Iberdrola SA 59,144 578,488
Mapfre SA 82,605 140,131
Naturgy Energy Group SA 20,087 352,403
Red Electrica Corp. SA 9,567 171,914
Repsol SA 20,727 184,911
3,419,320
—
Sweden - 3.1%
Essity AB, Class B 44,813 1,372,783
Hennes & Mauritz AB, Class B 168,913 2,161,544
ICA Gruppen AB 25,987 1,085,357
Investor AB, Class B 2,740 123,611
Skanska AB, Class B* 23,967 360,683
Swedish Match AB 1,210 68,510
Telefonaktiebolaget LM Ericsson,
Class B* 21,784 176,341
Volvo AB, Class B 4,352 51,728
5,400,557
—
Switzerland - 8.6%
Coca-Cola HBC AG 6,248 133,996
Credit Suisse Group AG
(Registered)* 9,409 75,943
Lonza Group AG (Registered)* 814 334,818
Nestle SA (Registered) 31,085 3,182,103
Novartis AG (Registered) 49,999 4,124,859
Roche Holding AG 14,478 4,658,182
Sonova Holding AG (Registered) 5,873 1,047,241
Swisscom AG (Registered) 539 288,624
UBS Group AG (Registered)* 5,062 46,399
INVESTMENTS SHARES VALUE
Switzerland - 8.6% (continued)
Zurich Insurance Group AG 2,633 $ 924,990
14,817,155
—
United Kingdom - 9.3%
3i Group plc 6,980 67,634
Admiral Group plc 8,308 228,803
AstraZeneca plc 10,116 901,324
Auto Trader Group plc(b) 51,444 277,993
Aviva plc 521,315 1,713,957
BAE Systems plc 101,694 653,386
Barclays plc 328,245 373,028
Barratt Developments plc 66,145 357,535
BP plc 32,558 133,519
British American Tobacco plc 31,716 1,080,414
BT Group plc 282,667 411,158
CK Hutchison Holdings Ltd. 102,000 679,846
Compass Group plc 32,586 507,694
Diageo plc 5,686 180,300
Direct Line Insurance Group plc 82,290 300,416
Fiat Chrysler Automobiles NV 12,865 91,840
GlaxoSmithKline plc 39,386 739,045
GVC Holdings plc 58,298 403,814
HSBC Holdings plc 170,577 957,580
Imperial Brands plc 10,124 186,842
Legal & General Group plc 199,791 472,046
Lloyds Banking Group plc 492,834 192,675
London Stock Exchange Group plc 3,501 313,185
Marks & Spencer Group plc 40,400 48,974
Meggitt plc 25,926 93,195
Micro Focus International plc 118,037 582,464
National Grid plc 14,006 163,650
Next plc 19,269 966,703
Ocado Group plc* 8,887 133,307
Persimmon plc 19,342 457,219
RELX plc 3,860 82,382
Smith & Nephew plc 36,040 634,899
Taylor Wimpey plc 365,616 526,107
Unilever NV 881 43,302
Unilever plc 12,180 614,240
Vodafone Group plc 104,687 144,829
Wm Morrison Supermarkets plc 194,013 423,851
16,139,156
—
United States - 0.3%
Carnival plc 42,343 505,399
TOTAL COMMON STOCKS
(Cost $175,174,614) 163,767,392
SHORT-TERM INVESTMENTS - 4.2%
INVESTMENT COMPANIES - 4.2%
Limited Purpose Cash Investment
Fund, 0.85%(1)(d)
(Cost $7,250,220) 7,250,518 7,259,943

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(1)(d)(e) 68,733 $ 68,733
Limited Purpose Cash Investment
Fund 0.85%(1)(d)(e) 209,670 209,943
TOTAL SECURITIES LENDING COLLATERAL
(Cost $278,403) 278,676
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.1%
(Cost $182,703,237) 171,306,011
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.9%(f) 1,559,301
NET ASSETS - 100.0% $172,865,312
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 9,459,961 5.5%
Consumer Discretionary 17,783,219 10.3
Consumer Staples 15,342,908 8.9
Energy 5,914,200 3.4
Financials 29,941,795 17.3
Health Care 29,501,003 17.1
Industrials 15,858,998 9.2
Information Technology 18,775,949 10.8
Materials 8,162,390 4.7
Real Estate 3,711,952 2.1
Utilities 9,315,017 5.4
Short-Term Investments 7,259,943 4.2
Securities Lending Collateral 278,676 0.2
Total Investments In Securities
At Value 171,306,011 99.1
Other Assets in Excess of
Liabilities(f) 1,559,301 0.9
Net Assets
$ 172,865,312 100.0%
* Non-income producing security.
(a) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
March 31, 2020 amounted to $44,136, which represents approximately 0.03% of net assets of the fund.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $4,877,561, which represents approximately 2.82% of net assets of the fund.
(c) The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $262,813.
(d) Represents 7-day effective yield as of March 31, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 118 6/2020 USD $ 9,199,870 $ 396,627
$ 396,627
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 839,265 $ 839,265

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 94.5%
Brazil - 4.0%
Banco do Brasil SA(1)* 176,300 $ 946,288
BRF SA(1)* 213,300 619,445
Cia de Saneamento Basico do
Estado de Sao Paulo(1)* 262,300 1,974,279
Embraer SA, ADR(1)* 10,244 75,806
Hapvida Participacoes e
Investimentos SA(1)(a) 61,600 502,654
Itausa - Investimentos Itau SA
(Preference)(1) 387,700 654,362
Notre Dame Intermedica
Participacoes SA(1) 275,000 2,379,476
Petrobras Distribuidora SA(1)* 679,300 2,027,663
Porto Seguro SA(1) 9,000 77,805
Sul America SA(1)* 62,785 408,409
Telefonica Brasil SA (Preference)(1) 17,300 164,640
TIM Participacoes SA, ADR(1)* 159,595 1,940,675
11,771,502
—
Chile - 1.3%
Banco de Chile, ADR(1) 5,510 88,766
Banco de Credito e Inversiones
SA(1)* 4,027 136,445
Banco Santander Chile, ADR(1) 15,659 236,921
Cencosud SA(1) 1,122,279 1,167,136
Cia Cervecerias Unidas SA, ADR(1) 29,532 395,138
Enel Americas SA, ADR(1) 182,449 1,105,641
Enel Chile SA, ADR(1) 56,293 186,893
Latam Airlines Group SA, ADR(1) 137,285 363,805
3,680,745
—
China - 37.4%
58.com, Inc., ADR(1)* 5,066 246,816
Agricultural Bank of China Ltd.,
Class A 269,800 127,763
Agricultural Bank of China Ltd.,
Class A* 630,700 298,665
Alibaba Group Holding Ltd.,
ADR(1)* 95,963 18,662,883
A-Living Services Co. Ltd., Class
H(a) 503,750 2,415,890
Anhui Conch Cement Co. Ltd.,
Class A 48,323 370,006
Anhui Conch Cement Co. Ltd.,
Class H 429,000 2,947,067
Autohome , Inc., ADR(1)* 3,195 226,909
BAIC Motor Corp. Ltd., Class H(a) 1,077,500 423,843
Baidu, Inc., ADR(1)* 16,725 1,685,713
Bank of Beijing Co. Ltd., Class A 203,478 137,990
Bank of China Ltd., Class A* 803,600 392,760
Bank of China Ltd., Class H 2,626,000 999,623
Bank of Communications Co. Ltd.* 216,500 156,979
Bank of Communications Co. Ltd.,
Class H 231,000 140,693
Bank of Ningbo Co. Ltd., Class A 54,000 174,401
Bank of Shanghai Co. Ltd., Class A 131,211 151,478
Baoshan Iron & Steel Co. Ltd.* 141,001 96,237
Baoshan Iron & Steel Co. Ltd.,
Class A 185,021 126,281
INVESTMENTS SHARES VALUE
China - 37.4% (continued)
BOE Technology Group Co. Ltd.,
Class A 463,800 $ 238,851
BYD Co. Ltd., Class A 31,300 262,229
BYD Electronic International Co.
Ltd. 1,010,000 1,660,741
China CITIC Bank Corp. Ltd., Class
H 739,000 363,413
China Construction Bank Corp.,
Class H 4,070,000 3,308,288
China Everbright Bank Co. Ltd.,
Class A 322,100 163,197
China Everbright Bank Co. Ltd.,
Class H 374,000 142,267
China Everbright International Ltd. 1,124,000 639,121
China Evergrande Group 786,000 1,288,353
China Hongqiao Group Ltd. 802,000 338,942
China International Travel Service
Corp. Ltd., Class A 38,492 360,462
China Lesso Group Holdings Ltd. 250,000 323,649
China Medical System Holdings
Ltd. 858,000 917,856
China Merchants Bank Co. Ltd.,
Class A 93,558 422,160
China Merchants Securities Co.
Ltd., Class A 81,600 195,573
China Minsheng Banking Corp.
Ltd., Class A 199,255 159,695
China Minsheng Banking Corp.
Ltd., Class H 233,000 172,337
China Mobile Ltd. 354,000 2,652,976
China National Building Material
Co. Ltd., Class H 2,076,000 2,230,267
China Overseas Land & Investment
Ltd. 400,000 1,226,373
China Pacific Insurance Group Co.
Ltd., Class A 37,500 147,648
China Petroleum & Chemical Corp.,
Class A 219,600 136,433
China Railway Construction Corp.
Ltd., Class A 115,000 157,358
China Resources Land Ltd. 302,000 1,232,611
China Shipbuilding Industry Co.
Ltd., Class A 140,400 82,536
China State Construction
Engineering Corp. Ltd., Class A 293,300 215,650
China Traditional Chinese Medicine
Holdings Co. Ltd. 184,000 83,006
China United Network
Communications Ltd., Class A 202,100 147,177
China Vanke Co. Ltd., Class H 373,700 1,217,088
China Yangtze Power Co. Ltd.,
Class A 66,950 162,789
Chongqing Rural Commercial Bank
Co. Ltd., Class H 284,000 115,678
CITIC Ltd. 642,000 665,363
CITIC Securities Co. Ltd., Class A 99,100 307,265
CNOOC Ltd., ADR(1) 11,283 1,167,452
Country Garden Holdings Co. Ltd. 1,935,000 2,313,326
Country Garden Services Holdings
Co. Ltd. 784,000 3,154,653

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
China - 37.4% (continued)
CSPC Pharmaceutical Group Ltd. 584,000 $ 1,148,780
Daqin Railway Co. Ltd., Class A 122,100 116,505
Far East Horizon Ltd. 594,000 475,439
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 16,800 294,907
Gree Electric Appliances, Inc. of
Zhuhai, Class A 28,730 209,208
Greentown Service Group Co. Ltd.
(b) 546,000 656,807
Guotai Junan Securities Co. Ltd.,
Class A 94,200 214,324
Haier Electronics Group Co. Ltd. 866,000 2,286,121
Haier Smart Home Co. Ltd., Class A 67,300 135,341
Haitong Securities Co. Ltd., Class A 117,600 211,379
Hangzhou Hikvision Digital
Technology Co. Ltd., Class A 87,175 338,418
Hansoh Pharmaceutical Group Co.
Ltd.*(a) 186,000 621,514
Hua Hong Semiconductor Ltd.(a) 513,000 922,400
Huatai Securities Co. Ltd., Class A 88,600 213,674
Huaxia Bank Co. Ltd., Class A 165,100 149,864
Huazhu Group Ltd., ADR(1) 8,063 231,650
Industrial & Commercial Bank of
China Ltd., Class A 80,800 58,435
Industrial & Commercial Bank of
China Ltd., Class A* 120,900 87,436
Industrial & Commercial Bank of
China Ltd., Class H 2,045,000 1,395,056
Industrial Bank Co. Ltd., Class A 26,000 57,909
Industrial Bank Co. Ltd., Class A* 96,390 214,686
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 47,300 197,620
JD.com, Inc., ADR(1)* 46,823 1,896,332
Jiangsu Hengrui Medicine Co. Ltd.* 61,041 783,422
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 11,900 139,604
Jiangxi Copper Co. Ltd., Class H 363,000 333,096
Kweichow Moutai Co. Ltd., Class A 5,500 854,609
Luxshare Precision Industry Co.
Ltd., Class A 77,700 411,953
Luye Pharma Group Ltd.(a) 249,000 119,981
Luzhou Laojiao Co. Ltd., Class A 17,500 179,970
Momo , Inc., ADR(1) 7,296 158,250
NARI Technology Co. Ltd., Class A 29,400 80,688
NetEase , Inc., ADR(1) 4,286 1,375,635
New China Life Insurance Co. Ltd.,
Class A 21,800 121,077
New Oriental Education &
Technology Group, Inc., ADR(1)* 8,807 953,270
PetroChina Co. Ltd., Class A 225,000 145,836
PICC Property & Casualty Co. Ltd.,
Class H 132,000 126,401
Pinduoduo , Inc., ADR(1)* 11,590 417,588
Ping An Bank Co. Ltd., Class A 121,485 217,291
Ping An Healthcare and Technology
Co. Ltd.*(a) 91,900 846,202
Ping An Insurance Group Co. of
China Ltd., Class A 51,900 502,200
SAIC Motor Corp. Ltd., Class A 83,200 238,498
INVESTMENTS SHARES VALUE
China - 37.4% (continued)
Sany Heavy Industry Co. Ltd.,
Class A 98,400 $ 236,249
Semiconductor Manufacturing
International Corp.* 1,170,500 1,838,438
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 836,000 1,049,479
Shanghai Pudong Development
Bank Co. Ltd., Class A 140,963 200,629
Shenwan Hongyuan Group Co.
Ltd., Class A 204,000 125,813
Sinopec Shanghai Petrochemical
Co. Ltd., Class H 438,000 108,008
Sinotruk Hong Kong Ltd. 925,500 1,520,248
Suning.com Co. Ltd., Class A 107,400 135,626
TAL Education Group, ADR(1)* 17,856 951,011
Tencent Holdings Ltd. 318,400 15,737,752
Trip.com Group Ltd., ADR(1)* 22,693 532,151
Tsingtao Brewery Co. Ltd., Class H 54,000 272,955
Vipshop Holdings Ltd., ADR(1)* 27,558 429,354
Weichai Power Co. Ltd., Class H 811,000 1,291,836
Wuliangye Yibin Co. Ltd., Class A 22,800 366,703
WuXi AppTec Co. Ltd., Class H(a) 9,200 111,834
Yonghui Superstores Co. Ltd.,
Class A 135,227 193,922
Yum China Holdings, Inc.(1) 20,707 882,739
Zhongsheng Group Holdings Ltd. 752,500 2,611,309
ZTE Corp., Class H* 697,800 2,129,855
ZTO Express Cayman, Inc.,
ADR(1)* 20,269 536,723
109,556,790
—
Hong Kong - 0.1%
Kingboard Laminates Holdings Ltd. 299,000 273,585
Hungary - 0.1%
MOL Hungarian Oil & Gas plc 59,392 348,503
India - 6.6%
Ambuja Cements Ltd.* 205,822 423,126
Aurobindo Pharma Ltd. 32,944 177,772
Axis Bank Ltd., GDR(b) 12,578 311,826
Bharat Petroleum Corp. Ltd. 74,615 312,266
Cipla Ltd. 27,961 155,349
Colgate-Palmolive India Ltd. 9,190 151,625
Divi's Laboratories Ltd. 28,568 745,323
Dr Reddy's Laboratories Ltd.,
ADR(1) 22,890 923,154
GAIL India Ltd. 750,721 753,651
HCL Technologies Ltd. 36,540 210,776
Hindalco Industries Ltd. 1,065,678 1,342,544
Hindustan Unilever Ltd. 76,021 2,305,489
Infosys Ltd., ADR(1) 351,808 2,888,343
InterGlobe Aviation Ltd.(a) 118,436 1,676,575
Larsen & Toubro Ltd., GDR(b) 9,010 97,819
Nestle India Ltd. 716 154,810
NTPC Ltd. 396,880 441,429
Oil & Natural Gas Corp. Ltd. 180,590 161,690
Reliance Industries Ltd., GDR(a) 54,551 1,670,760
State Bank of India, GDR*(b) 2,889 73,195
Sun Pharmaceutical Industries Ltd. 29,841 137,831
Tata Consultancy Services Ltd. 61,310 1,474,938

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
India - 6.6% (continued)
Tech Mahindra Ltd. 50,888 $ 379,062
Wipro Ltd., ADR(1) 321,967 998,098
Zee Entertainment Enterprises Ltd. 840,620 1,368,024
19,335,475
—
Indonesia - 2.2%
Adaro Energy Tbk . PT 15,836,800 946,288
Bank Central Asia Tbk . PT 895,400 1,508,677
Bank Mandiri Persero Tbk . PT 348,200 98,997
Bank Rakyat Indonesia Persero
Tbk . PT 6,987,300 1,281,507
Bukit Asam Tbk . PT 1,663,500 219,874
Charoen Pokphand Indonesia Tbk .
PT 57,700 17,362
Indah Kiat Pulp & Paper Corp. Tbk .
PT 365,400 89,223
Indofood CBP Sukses Makmur
Tbk . PT 343,800 214,439
Indofood Sukses Makmur Tbk . PT 2,209,600 854,810
Telekomunikasi Indonesia Persero
Tbk . PT 3,895,400 756,552
United Tractors Tbk . PT 536,000 551,971
6,539,700
—
Malaysia - 2.6%
Genting Bhd. 576,900 498,984
Genting Malaysia Bhd. 999,700 463,676
Hartalega Holdings Bhd. 399,600 634,867
Hong Leong Bank Bhd. 95,000 293,879
Malayan Banking Bhd. 1,612,500 2,782,046
MISC Bhd. 289,200 496,163
Petronas Gas Bhd. 100 355
Public Bank Bhd. 338,600 1,245,635
RHB Bank Bhd. 594,700 647,095
Sime Darby Bhd. 780,900 307,452
Telekom Malaysia Bhd. 178,400 155,350
Tenaga Nasional Bhd. 73,700 205,116
7,730,618
—
Mexico - 1.0%
Alfa SAB de CV, Class A(1) 302,500 81,610
America Movil SAB de CV, Class L,
ADR(1) 73,131 861,483
Arca Continental SAB de CV(1) 33,300 134,211
Grupo Bimbo SAB de CV, Series
A(1) 89,200 129,650
Grupo Financiero Banorte SAB de
CV, Class O(1) 39,300 107,683
Grupo Televisa SAB, ADR(1) 127,466 739,303
Kimberly-Clark de Mexico SAB de
CV, Class A(1) 140,700 213,044
Wal-Mart de Mexico SAB de CV(1) 246,100 578,357
2,845,341
—
Philippines - 0.3%
BDO Unibank , Inc. 63,810 128,991
International Container Terminal
Services, Inc. 104,200 152,374
JG Summit Holdings, Inc. 91,990 94,394
INVESTMENTS SHARES VALUE
Philippines - 0.3% (continued)
SM Investments Corp. 22,495 $ 359,855
735,614
—
Poland - 1.6%
CD Projekt SA 39,384 2,712,433
Cyfrowy Polsat SA 82,668 473,639
Grupa Lotos SA 15,750 196,567
PGE Polska Grupa Energetyczna
SA* 245,874 225,382
Polski Koncern Naftowy ORLEN SA 85,093 1,138,701
4,746,722
—
Qatar - 0.4%
Industries Qatar QSC 29,520 53,749
Qatar Islamic Bank SAQ 27,416 107,405
Qatar National Bank QPSC 241,970 1,105,742
1,266,896
—
Russia - 2.5%
Gazprom PJSC, ADR 327,090 1,483,268
LUKOIL PJSC, ADR 24,117 1,421,256
MMC Norilsk Nickel PJSC, ADR(1) 34,197 829,619
MMC Norilsk Nickel PJSC, ADR 19,737 488,892
Novatek PJSC, GDR(b) 5,992 679,451
Novolipetsk Steel PJSC, GDR(b) 21,079 327,673
PhosAgro PJSC, GDR(b) 8,257 84,344
Polyus PJSC, GDR(b) 2,242 152,149
Rosneft Oil Co. PJSC, GDR(b) 78,075 314,264
Severstal PJSC, GDR(b) 47,266 517,855
Surgutneftegas PJSC, ADR 101,167 419,157
Tatneft PJSC, ADR 17,879 745,992
7,463,920
—
Saudi Arabia - 3.3%
Advanced Petrochemical Co. 8,644 101,782
Al Rajhi Bank 212,576 3,043,852
Alinma Bank* 100,769 551,709
Almarai Co. JSC 13,044 162,438
Arab National Bank 82,369 397,061
Bank AlBilad 29,266 157,647
Bank Al- Jazira 185,775 557,301
Banque Saudi Fransi 35,239 241,880
Etihad Etisalat Co.* 93,455 537,044
Jarir Marketing Co. 6,399 216,202
National Commercial Bank 82,771 762,951
Riyad Bank 141,090 560,622
Samba Financial Group 108,244 576,661
Saudi Arabian Fertilizer Co. 8,494 139,339
Saudi Arabian Oil Co.(a) 37,521 301,107
Saudi Basic Industries Corp. 47,654 881,947
Saudi British Bank (The) 53,432 285,349
Saudi Industrial Investment Group 43,595 182,605
9,657,497
—
South Africa - 3.0%
Absa Group Ltd. 28,939 120,394
Anglo American Platinum Ltd. 19,985 834,825
Aspen Pharmacare Holdings Ltd.* 67,212 351,559
Capitec Bank Holdings Ltd. 1,863 91,641
Clicks Group Ltd. 43,220 622,952

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
South Africa - 3.0% (continued)
Exxaro Resources Ltd. 77,048 $ 422,350
Foschini Group Ltd. (The) 137,848 514,770
Investec Ltd. 248,800 471,225
Kumba Iron Ore Ltd. 95,972 1,496,468
Life Healthcare Group Holdings Ltd. 150,607 155,445
Momentum Metropolitan Holdings 199,992 174,324
Mr Price Group Ltd. 15,070 95,631
MTN Group Ltd. 255,250 684,416
MultiChoice Group* 104,866 498,345
Ninety One Ltd.* 88,940 170,814
Pick n Pay Stores Ltd. 68,637 232,557
Remgro Ltd. 32,110 219,534
RMB Holdings Ltd. 112,143 306,638
SPAR Group Ltd. (The) 21,749 221,010
Standard Bank Group Ltd. 73,056 418,108
Telkom SA SOC Ltd. 648,761 738,440
8,841,446
—
South Korea - 11.0%
BGF retail Co. Ltd. 3,945 427,314
BNK Financial Group, Inc. 75,063 272,405
Cheil Worldwide, Inc. 6,430 83,325
Daelim Industrial Co. Ltd. 23,913 1,433,848
DB Insurance Co. Ltd. 6,917 195,996
Doosan Bobcat, Inc. 17,542 257,198
Hana Financial Group, Inc. 24,309 457,340
Hanwha Corp. 32,994 408,998
Hyundai Department Store Co. Ltd. 13,196 634,541
Hyundai Glovis Co. Ltd. 4,858 359,502
Hyundai Marine & Fire Insurance
Co. Ltd. 45,360 838,732
Hyundai Mobis Co. Ltd. 10,214 1,412,881
Industrial Bank of Korea 13,833 84,521
KB Financial Group, Inc. 8,031 225,864
Kia Motors Corp. 80,083 1,685,661
Korea Investment Holdings Co. Ltd. 31,949 1,288,080
Korea Zinc Co. Ltd. 3,506 1,020,308
Kumho Petrochemical Co. Ltd. 2,902 153,200
LG Corp. 2,896 140,282
LG Electronics, Inc. 69,921 2,749,149
LG Innotek Co. Ltd. 3,653 336,170
LG Uplus Corp. 12,221 107,365
Meritz Securities Co. Ltd. 135,390 312,449
Pearl Abyss Corp.* 1,228 179,140
Posco International Corp. 42,693 395,359
S-1 Corp. 9,321 615,117
Samsung Electronics Co. Ltd. 330,132 12,836,035
Samsung Securities Co. Ltd. 5,567 133,373
Shinsegae , Inc. 1,396 247,548
SK Hynix, Inc. 28,212 1,907,246
SK Telecom Co. Ltd. 3,826 556,476
Woori Financial Group, Inc. 100,864 627,532
32,382,955
—
Taiwan - 12.6%
Accton Technology Corp. 109,000 583,214
Asia Cement Corp. 513,000 666,055
Asustek Computer, Inc. 39,000 264,066
Catcher Technology Co. Ltd. 165,000 1,055,482
Cathay Financial Holding Co. Ltd. 232,000 270,012
INVESTMENTS SHARES VALUE
Taiwan - 12.6% (continued)
China Life Insurance Co. Ltd. 1,982,995 $ 1,096,793
CTBC Financial Holding Co. Ltd. 1,322,480 778,729
E.Sun Financial Holding Co. Ltd. 1,090,740 870,689
Eva Airways Corp. 1,720,630 502,073
Feng TAY Enterprise Co. Ltd. 60,200 257,836
First Financial Holding Co. Ltd. 1,510,094 975,825
Fubon Financial Holding Co. Ltd. 289,000 357,212
Hua Nan Financial Holdings Co.
Ltd. 297,527 177,000
Mega Financial Holding Co. Ltd. 1,027,000 964,353
Nanya Technology Corp. 193,000 339,677
Novatek Microelectronics Corp. 42,000 236,805
Pegatron Corp. 121,000 230,900
Pou Chen Corp. 902,000 762,388
Powertech Technology, Inc. 247,000 699,505
Realtek Semiconductor Corp.* 135,000 969,151
Shanghai Commercial & Savings
Bank Ltd. (The) 158,943 205,762
Shin Kong Financial Holding Co.
Ltd. 1,466,018 367,689
SinoPac Financial Holdings Co. Ltd. 539,000 196,414
Taishin Financial Holding Co. Ltd. 1,423,037 547,818
Taiwan Business Bank 4,059,838 1,292,077
Taiwan Cement Corp. 833,614 1,082,626
Taiwan Cooperative Financial
Holding Co. Ltd. 395,153 238,632
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR(1) 287,233 13,726,864
Uni -President Enterprises Corp. 542,000 1,173,114
United Microelectronics Corp. 6,749,000 3,025,992
Yuanta Financial Holding Co. Ltd. 1,563,000 797,997
Zhen Ding Technology Holding Ltd. 714,000 2,182,045
36,894,795
—
Thailand - 3.0%
Advanced Info Service PCL, NVDR 468,100 2,838,146
Bangkok Bank PCL, NVDR 357,500 1,091,487
Bangkok Dusit Medical Services
PCL, NVDR 223,300 127,861
Charoen Pokphand Foods PCL,
NVDR 1,610,700 1,186,270
Home Product Center PCL, NVDR 378,800 126,817
Kasikornbank PCL, NVDR 38,700 107,634
Krung Thai Bank PCL, NVDR 4,072,600 1,404,296
Osotspa PCL, NVDR 75,300 81,762
PTT Exploration & Production PCL,
NVDR 86,100 175,238
Ratch Group PCL, NVDR 221,600 383,835
Siam Cement PCL (The), NVDR 31,000 304,166
Siam Commercial Bank PCL (The),
NVDR 118,700 249,664
Thai Union Group PCL, NVDR 1,430,796 594,056
8,671,232
—
Turkey - 0.3%
KOC Holding A/S 201,542 407,527
Turkiye Is Bankasi A/S, Class C* 715,250 510,389
917,916
—

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC 96,468 $ 120,399
Emirates Telecommunications
Group Co. PJSC 57,006 215,390
First Abu Dhabi Bank PJSC 163,896 422,583
758,372
—
United States - 0.9%
JBS SA(1) 705,200 2,760,487
TOTAL COMMON STOCKS
(Cost $279,625,084) 277,180,111
SHORT-TERM INVESTMENTS - 5.7%
INVESTMENT COMPANIES - 5.7%
Limited Purpose Cash Investment
Fund, 0.85%(1)(c)
(Cost $16,837,668) 16,838,604 16,860,494
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.2%
(Cost $296,462,752) 294,040,605
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.2)%(d) (702,657)
NET ASSETS - 100.0% $293,337,948
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 37,841,413 12.9%
Consumer Discretionary 43,313,363 14.8
Consumer Staples 16,897,767 5.8
Energy 12,958,424 4.4
Financials 51,278,617 17.5
Health Care 11,973,364 4.1
Industrials 20,372,784 6.9
Information Technology 52,158,608 17.8
Materials 17,668,650 6.0
Real Estate 7,277,751 2.5
Utilities 5,439,370 1.8
Short-Term Investments 16,860,494 5.7
Total Investments In Securities
At Value 294,040,605 100.2
Liabilities in Excess of Other
Assets(d) (702,657) (0.2)
Net Assets
$ 293,337,948 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $9,612,760, which represents approximately 3.28%
of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31,
2020, the value of these securities amounted to $3,215,383 or
1.10% of net assets.
(c) Represents 7-day effective yield as of March 31, 2020.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 330 6/2020 USD $ 13,907,850 $ 459,855
$ 459,855
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 1,630,253 $ 1,630,253

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 98.1%
Aerospace & Defense - 2.5%
Arconic , Inc.
43,650 $ 701,019
HEICO Corp.
14,823 1,105,944
Huntington Ingalls Industries, Inc.
2,498 455,161
L3Harris Technologies, Inc.
16,775 3,021,513
Lockheed Martin Corp.
17,356 5,882,816
Northrop Grumman Corp.
7,693 2,327,517
Teledyne Technologies, Inc.*
3,130 930,455
TransDigm Group, Inc.
5,052 1,617,600
United Technologies Corp.
18,163 1,713,316
17,755,341
Air Freight & Logistics - 0.1%
Expeditors International of
Washington, Inc. 7,296 486,789
Airlines - 0.0%(a)
United Airlines Holdings, Inc.* 10,658 336,260
Auto Components - 0.1%
Aptiv plc
4,744 233,595
Gentex Corp.
26,000 576,160
809,755
Automobiles - 0.3%
Tesla, Inc.* 4,026 2,109,624
Banks - 2.6%
Bank of America Corp.
38,262 812,302
Bank of Hawaii Corp.
4,749 262,335
Citigroup, Inc.
54,746 2,305,901
Commerce Bancshares, Inc.
15,240 767,334
JPMorgan Chase & Co.
143,966 12,961,259
PNC Financial Services Group, Inc.
(The) 11,050 1,057,706
US Bancorp
6,017 207,286
18,374,123
Beverages - 2.1%
Brown-Forman Corp., Class B
15,992 887,716
Coca-Cola Co. (The)
128,839 5,701,126
Monster Beverage Corp.*
7,083 398,489
PepsiCo, Inc.
66,756 8,017,396
15,004,727
Biotechnology - 1.5%
AbbVie, Inc.
13,437 1,023,765
Alnylam Pharmaceuticals, Inc.*
6,437 700,667
Amgen, Inc.
16,549 3,354,979
Biogen, Inc.*
931 294,550
Exact Sciences Corp.*
7,327 424,966
Incyte Corp.*
5,468 400,422
Ionis Pharmaceuticals, Inc.*
5,905 279,188
Neurocrine Biosciences, Inc.*
3,607 312,186
Sarepta Therapeutics, Inc.*
3,306 323,393
Seattle Genetics, Inc.*
12,439 1,435,212
INVESTMENTS SHARES VALUE
Biotechnology - 1.5% (continued)
Vertex Pharmaceuticals, Inc.*
7,061 $ 1,680,165
10,229,493
Building Products - 0.7%
Allegion plc
5,355 492,767
Armstrong World Industries, Inc.
3,000 238,260
Fortune Brands Home & Security,
Inc. 7,338 317,368
Johnson Controls International plc
27,374 738,003
Lennox International, Inc.
2,424 440,659
Masco Corp.
16,147 558,202
Owens Corning
7,017 272,330
Trane Technologies plc
18,684 1,543,112
4,600,701
Capital Markets - 2.8%
Ameriprise Financial, Inc.
3,221 330,088
BlackRock, Inc.
1,111 488,807
CME Group, Inc.
2,914 503,860
FactSet Research Systems, Inc.
2,228 580,795
Interactive Brokers Group, Inc.,
Class A 5,521 238,342
Intercontinental Exchange, Inc.
23,384 1,888,258
LPL Financial Holdings, Inc.
16,360 890,475
MarketAxess Holdings, Inc.
6,548 2,177,668
Moody's Corp.
9,727 2,057,260
Morgan Stanley
20,758 705,772
Morningstar, Inc.
7,785 905,006
MSCI, Inc.
11,704 3,381,988
Nasdaq, Inc.
14,311 1,358,829
S&P Global, Inc.
13,933 3,414,282
T. Rowe Price Group, Inc.
3,438 335,721
Virtu Financial, Inc., Class A
14,200 295,644
19,552,795
Chemicals - 1.9%
Air Products & Chemicals, Inc.
16,508 3,295,162
Celanese Corp.
7,248 531,931
CF Industries Holdings, Inc.
8,286 225,379
Ecolab, Inc.
6,808 1,060,891
FMC Corp.
7,791 636,447
Linde plc (United Kingdom)
30,504 5,277,192
NewMarket Corp.
1,083 414,648
Scotts Miracle- Gro Co. (The)
2,756 282,214
Sherwin-Williams Co. (The)
4,251 1,953,419
13,677,283
Commercial Services & Supplies - 1.1%
Cintas Corp.
15,131 2,620,992
Copart , Inc.*
22,545 1,544,783
Republic Services, Inc.
19,166 1,438,600
Rollins, Inc.(b)
17,132 619,151
Waste Management, Inc.
20,045 1,855,365
8,078,891

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Communications Equipment - 0.5%
Ciena Corp.*
7,110 $ 283,049
Cisco Systems, Inc.
6,101 239,830
Motorola Solutions, Inc.
13,687 1,819,276
Ubiquiti, Inc.(b)
7,461 1,056,329
3,398,484
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.
11,132 882,434
Quanta Services, Inc.
9,010 285,887
1,168,321
Construction Materials - 0.4%
Martin Marietta Materials, Inc.
5,829 1,103,022
Vulcan Materials Co.
12,823 1,385,781
2,488,803
Consumer Finance - 0.3%
American Express Co.
8,106 693,955
Credit Acceptance Corp.*(b)
996 254,667
LendingTree, Inc.*(b)
1,083 198,611
OneMain Holdings, Inc.
15,488 296,131
Santander Consumer USA
Holdings, Inc. 27,419 381,398
SLM Corp.
35,013 251,744
Synchrony Financial
23,723 381,703
2,458,209
Containers & Packaging - 0.6%
Avery Dennison Corp.
10,046 1,023,386
Ball Corp.
35,437 2,291,356
Crown Holdings, Inc.*
10,062 583,999
Packaging Corp. of America
5,028 436,581
4,335,322
Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B
737 251,442
Service Corp. International
11,226 439,049
ServiceMaster Global Holdings,
Inc.* 9,354 252,558
943,049
Diversified Financial Services - 0.0%(a)
Equitable Holdings, Inc. 18,199 262,976
Diversified Telecommunication Services - 1.4%
AT&T, Inc. 343,676 10,018,155
Electric Utilities - 2.8%
Alliant Energy Corp.
5,218 251,977
American Electric Power Co., Inc.
14,197 1,135,476
Entergy Corp.
17,534 1,647,670
Eversource Energy
23,290 1,821,511
FirstEnergy Corp.
22,137 887,030
NextEra Energy, Inc.
30,246 7,277,792
NRG Energy, Inc.
12,491 340,505
OGE Energy Corp.
20,309 624,096
INVESTMENTS SHARES VALUE
Electric Utilities - 2.8% (continued)
Southern Co. (The)
67,561 $ 3,657,752
Xcel Energy, Inc.
27,920 1,683,576
19,327,385
Electrical Equipment - 0.2%
AMETEK, Inc.
7,316 526,898
Eaton Corp. plc
7,517 583,996
1,110,894
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A
7,131 519,707
Arrow Electronics, Inc.*
6,077 315,214
CDW Corp.
25,023 2,333,895
Dolby Laboratories, Inc., Class A
9,601 520,470
FLIR Systems, Inc.
9,790 312,203
Jabil, Inc.
10,745 264,112
Keysight Technologies, Inc.*
17,742 1,484,651
Zebra Technologies Corp., Class A*
6,156 1,130,242
6,880,494
Entertainment - 1.2%
Activision Blizzard, Inc.*
17,769 1,056,900
Live Nation Entertainment, Inc.*
8,972 407,867
Roku, Inc.*
14,843 1,298,466
Take-Two Interactive Software, Inc.*
2,747 325,822
Walt Disney Co. (The)
46,593 4,500,884
Zynga, Inc., Class A*
102,499 702,118
8,292,057
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities,
Inc. 5,690 779,871
American Campus Communities,
Inc. 9,696 269,064
American Homes 4 Rent, Class A
20,868 484,138
American Tower Corp.
25,989 5,659,105
Americold Realty Trust
9,010 306,700
Apartment Investment &
Management Co., Class A 12,593 442,644
Camden Property Trust
5,220 413,633
CoreSite Realty Corp.
4,925 570,808
Crown Castle International Corp.
7,872 1,136,717
CubeSmart
17,258 462,342
CyrusOne , Inc.
15,572 961,571
Duke Realty Corp.
14,674 475,144
Equinix , Inc.
3,640 2,273,435
Equity LifeStyle Properties, Inc.
43,288 2,488,194
Equity Residential
23,295 1,437,534
Extra Space Storage, Inc.
6,733 644,752
Healthpeak Properties, Inc.
41,289 984,743
Iron Mountain, Inc.
13,553 322,561
Kimco Realty Corp.
24,735 239,187
Lamar Advertising Co., Class A
10,493 538,081
Life Storage, Inc.
7,121 673,291
Medical Properties Trust, Inc.
44,470 768,886

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Equity Real Estate Investment Trusts (REITs) - 4.8% (continued)
Mid-America Apartment
Communities, Inc. 6,421 $ 661,556
National Retail Properties, Inc.
13,848 445,767
Omega Healthcare Investors, Inc.
26,779 710,715
Prologis, Inc.
32,281 2,594,424
Realty Income Corp.
6,977 347,873
SBA Communications Corp.
8,928 2,410,292
Spirit Realty Capital, Inc.
12,829 335,478
STORE Capital Corp.
38,997 706,626
Sun Communities, Inc.
12,779 1,595,458
UDR, Inc.
14,930 545,542
Welltower , Inc.
8,176 374,297
WP Carey, Inc.
8,635 501,521
33,561,950
Food & Staples Retailing - 3.0%
Casey's General Stores, Inc.
4,019 532,477
Costco Wholesale Corp.
24,785 7,066,947
Kroger Co. (The)
12,504 376,621
Sysco Corp.
13,754 627,595
Walmart, Inc.
107,781 12,246,077
20,849,717
Food Products - 1.6%
Campbell Soup Co.
19,885 917,892
Conagra Brands, Inc.
30,349 890,440
General Mills, Inc.
19,920 1,051,178
Hershey Co. (The)
15,126 2,004,195
Kellogg Co.
3,042 182,490
Lamb Weston Holdings, Inc.
6,587 376,118
Mondelez International, Inc., Class
A 76,154 3,813,792
Pilgrim's Pride Corp.*
15,327 277,725
Post Holdings, Inc.*
5,197 431,195
Tyson Foods, Inc., Class A
26,211 1,516,830
11,461,855
Gas Utilities - 0.1%
Atmos Energy Corp. 5,458 541,597
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories
5,205 410,726
Baxter International, Inc.
8,753 710,656
Boston Scientific Corp.*
16,476 537,612
Cooper Cos., Inc. (The)
1,471 405,510
Danaher Corp.
43,470 6,016,683
Dentsply Sirona, Inc.
8,767 340,423
DexCom , Inc.*
6,893 1,856,078
Edwards Lifesciences Corp.*
14,493 2,733,670
Hologic , Inc.*
8,007 281,046
IDEXX Laboratories, Inc.*
4,363 1,056,893
Insulet Corp.*
8,253 1,367,357
Masimo Corp.*
4,014 710,960
Medtronic plc
48,660 4,388,159
Penumbra, Inc.*
3,374 544,327
ResMed , Inc.
10,915 1,607,670
INVESTMENTS SHARES VALUE
Health Care Equipment & Supplies - 3.8% (continued)
Stryker Corp.
7,726 $ 1,286,302
Teleflex, Inc.
5,357 1,568,851
West Pharmaceutical Services, Inc.
1,371 208,735
Zimmer Biomet Holdings, Inc.
3,394 343,065
26,374,723
Health Care Providers & Services - 0.9%
Anthem, Inc.
987 224,089
Chemed Corp.
1,649 714,347
CVS Health Corp.
7,230 428,956
DaVita, Inc.*
6,022 458,033
Humana, Inc.
2,798 878,628
Molina Healthcare, Inc.*
2,619 365,901
Premier, Inc., Class A*
6,727 220,107
Quest Diagnostics, Inc.
2,710 217,613
UnitedHealth Group, Inc.
10,964 2,734,202
Universal Health Services, Inc.,
Class B 3,522 348,960
6,590,836
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A* 13,239 2,070,182
Hotels, Restaurants & Leisure - 1.4%
Aramark
14,075 281,078
Chipotle Mexican Grill, Inc.*
2,465 1,613,096
Domino's Pizza, Inc.
1,236 400,550
Dunkin' Brands Group, Inc.(b)
5,817 308,883
Hilton Worldwide Holdings, Inc.
14,572 994,393
Hyatt Hotels Corp., Class A(b)
6,571 314,751
Planet Fitness, Inc., Class A*
9,059 441,173
Starbucks Corp.
65,097 4,279,477
Vail Resorts, Inc.
3,751 554,060
Yum! Brands, Inc.
6,047 414,401
9,601,862
Household Durables - 0.9%
DR Horton, Inc.
28,751 977,534
Garmin Ltd.
20,885 1,565,540
Lennar Corp., Class A
19,877 759,301
NVR, Inc.*
641 1,646,800
PulteGroup, Inc.
37,285 832,201
Tempur Sealy International, Inc.*
9,495 415,026
6,196,402
Household Products - 2.3%
Church & Dwight Co., Inc.
3,863 247,927
Energizer Holdings, Inc.(b)
9,507 287,587
Kimberly-Clark Corp.
10,267 1,312,841
Procter & Gamble Co. (The)
132,060 14,526,600
16,374,955

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.
43,974 $ 598,047
Vistra Energy Corp.
19,116 305,091
903,138
Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.
1,822 228,260
General Electric Co.
400,223 3,177,771
Honeywell International, Inc.
21,842 2,922,241
Roper Technologies, Inc.
2,612 814,448
7,142,720
Insurance - 3.1%
Aflac, Inc.
19,367 663,126
Allstate Corp. (The)
8,850 811,810
American Financial Group, Inc.
11,412 799,753
American International Group, Inc.
19,624 475,882
Aon plc
14,447 2,384,333
Arch Capital Group Ltd.*
27,319 777,499
Arthur J Gallagher & Co.
7,306 595,512
Assurant, Inc.
6,148 639,945
Assured Guaranty Ltd.
12,466 321,498
Axis Capital Holdings Ltd.
7,392 285,701
Chubb Ltd.
11,578 1,293,147
Cincinnati Financial Corp.
21,685 1,636,133
Erie Indemnity Co., Class A
5,745 851,639
Fidelity National Financial, Inc.
22,711 565,050
Globe Life, Inc.
8,659 623,188
Hanover Insurance Group, Inc.
(The) 11,713 1,060,964
Hartford Financial Services Group,
Inc. (The) 11,296 398,071
Markel Corp.*
611 566,941
Marsh & McLennan Cos., Inc.
23,563 2,037,257
MetLife, Inc.
12,527 382,950
Progressive Corp. (The)
23,283 1,719,217
RenaissanceRe Holdings Ltd.
5,603 836,640
Travelers Cos., Inc. (The)
7,052 700,616
WR Berkley Corp.
20,989 1,094,996
21,521,868
Interactive Media & Services - 2.4%
Facebook, Inc., Class A*
85,962 14,338,462
IAC/InterActiveCorp*
1,525 273,326
Match Group, Inc.*(b)
28,189 1,861,601
Zillow Group, Inc., Class C*(b)
7,621 274,508
16,747,897
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.
6,812 204,769
Expedia Group, Inc.
3,949 222,210
426,979
INVESTMENTS SHARES VALUE
IT Services - 8.7%
Accenture plc, Class A
18,822 $ 3,072,880
Akamai Technologies, Inc.*
9,606 878,853
Amdocs Ltd.
12,968 712,851
Automatic Data Processing, Inc.
6,315 863,134
Black Knight, Inc.*
6,963 404,272
Booz Allen Hamilton Holding Corp.
14,749 1,012,371
Broadridge Financial Solutions, Inc.
8,136 771,537
CACI International, Inc., Class A*
1,048 221,285
CoreLogic , Inc.
13,521 412,931
EPAM Systems, Inc.*
5,901 1,095,580
Euronet Worldwide, Inc.*
4,786 410,256
Fidelity National Information
Services, Inc. 30,117 3,663,432
Fiserv, Inc.*
38,095 3,618,644
FleetCor Technologies, Inc.*
5,093 950,048
Gartner, Inc.*
2,268 225,825
Genpact Ltd.
30,485 890,162
Global Payments, Inc.
20,924 3,017,869
Jack Henry & Associates, Inc.
5,574 865,308
Leidos Holdings, Inc.
9,242 847,029
Mastercard , Inc., Class A
56,184 13,571,807
MongoDB, Inc.*(b)
12,414 1,695,008
Okta , Inc.*
12,809 1,566,028
Paychex, Inc.
12,948 814,688
PayPal Holdings, Inc.*
10,414 997,036
Sabre Corp.
6,543 38,800
Switch, Inc., Class A
15,211 219,495
Twilio , Inc., Class A*
2,894 258,984
VeriSign, Inc.*
3,157 568,544
Visa, Inc., Class A
103,170 16,622,750
Western Union Co. (The)
17,403 315,516
WEX, Inc.*
3,405 355,993
60,958,916
Leisure Products - 0.1%
Hasbro, Inc. 6,091 435,811
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.
4,263 305,316
Bio-Rad Laboratories, Inc., Class A*
4,869 1,706,877
Bio- Techne Corp.
2,644 501,355
Bruker Corp.
19,991 716,877
Charles River Laboratories
International, Inc.* 5,176 653,263
IQVIA Holdings, Inc.*
4,015 433,058
Mettler -Toledo International, Inc.*
719 496,477
PerkinElmer, Inc.
7,350 553,308
PRA Health Sciences, Inc.*
4,114 341,626
Thermo Fisher Scientific, Inc.
21,865 6,200,914
Waters Corp.*
1,181 215,001
12,124,072
Machinery - 1.0%
Crane Co.
5,907 290,506
Cummins, Inc.
2,965 401,224

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Machinery - 1.0% (continued)
Deere & Co.
2,145 $ 296,353
Dover Corp.
6,449 541,329
Illinois Tool Works, Inc.
7,995 1,136,250
Ingersoll Rand, Inc.*
30,526 757,045
Nordson Corp.
5,174 698,852
Oshkosh Corp.(b)
4,995 321,328
PACCAR, Inc.
7,323 447,655
Toro Co. (The)
15,902 1,035,061
Woodward, Inc.(b)
4,194 249,292
Xylem, Inc.
8,340 543,184
6,718,079
Media - 1.7%
Altice USA, Inc., Class A*
36,506 813,719
Cable One, Inc.
1,136 1,867,595
Charter Communications, Inc.,
Class A* 15,029 6,557,303
Comcast Corp., Class A
29,383 1,010,188
Liberty Broadband Corp., Class C*
6,124 678,049
Nexstar Media Group, Inc., Class A
4,507 260,189
Sirius XM Holdings, Inc.(b)
96,070 474,586
11,661,629
Metals & Mining - 0.4%
Newmont Corp.
29,707 1,345,133
Reliance Steel & Aluminum Co.
6,974 610,853
Royal Gold, Inc.
7,028 616,426
2,572,412
Multiline Retail - 1.0%
Dollar General Corp.
20,871 3,151,730
Dollar Tree, Inc.*
3,575 262,655
Ollie's Bargain Outlet Holdings,
Inc.* 5,702 264,231
Target Corp.
34,438 3,201,701
6,880,317
Multi-Utilities - 0.6%
CMS Energy Corp.
6,335 372,181
Dominion Energy, Inc.
5,647 407,657
MDU Resources Group, Inc.
15,343 329,875
NiSource, Inc.
16,210 404,764
Sempra Energy
7,766 877,480
WEC Energy Group, Inc.
22,177 1,954,459
4,346,416
Oil, Gas & Consumable Fuels - 0.1%
Hess Corp.
10,085 335,830
Kinder Morgan, Inc.
39,503 549,882
885,712
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The),
Class A 23,823 3,795,957
INVESTMENTS SHARES VALUE
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.
104,728 $ 5,837,539
Horizon Therapeutics plc*
16,978 502,888
Merck & Co., Inc.
23,968 1,844,098
Zoetis, Inc.
35,232 4,146,454
12,330,979
Professional Services - 0.8%
CoStar Group, Inc.*
3,998 2,347,665
IHS Markit Ltd.
10,077 604,620
TransUnion
21,521 1,424,260
Verisk Analytics, Inc.
11,041 1,538,895
5,915,440
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A* 11,886 448,221
Road & Rail - 0.5%
AMERCO
1,765 512,821
CSX Corp.
5,887 337,325
JB Hunt Transport Services, Inc.
2,973 274,200
Kansas City Southern
2,019 256,777
Norfolk Southern Corp.
2,703 394,638
Old Dominion Freight Line, Inc.
9,815 1,288,251
Union Pacific Corp.
3,328 469,381
3,533,393
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc.*
72,226 3,284,839
Analog Devices, Inc.
5,579 500,157
Applied Materials, Inc.
63,171 2,894,495
Broadcom, Inc.
2,629 623,336
Entegris , Inc.
9,800 438,746
Intel Corp.
36,292 1,964,123
KLA Corp.
13,400 1,926,116
Lam Research Corp.
13,261 3,182,640
Marvell Technology Group Ltd.
46,864 1,060,532
Maxim Integrated Products, Inc.
9,734 473,170
Microchip Technology, Inc.
5,833 395,477
Micron Technology, Inc.*
62,122 2,612,851
Monolithic Power Systems, Inc.
3,941 659,960
NVIDIA Corp.
31,275 8,244,090
Qorvo , Inc.*
6,677 538,367
QUALCOMM, Inc.
57,443 3,886,019
Skyworks Solutions, Inc.
5,697 509,198
Teradyne, Inc.
20,819 1,127,765
Texas Instruments, Inc.
15,618 1,560,707
Universal Display Corp.
6,050 797,269
36,679,857
Software - 12.8%
Adobe, Inc.*
19,697 6,268,373
Alteryx, Inc., Class A*(b)
15,583 1,483,034
ANSYS, Inc.*
5,600 1,301,832
Aspen Technology, Inc.*
3,695 351,284
Atlassian Corp. plc, Class A*
9,311 1,278,028

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Software - 12.8% (continued)
Autodesk, Inc.*
3,289 $ 513,413
Avalara, Inc.*
15,051 1,122,805
Cadence Design Systems, Inc.*
27,356 1,806,590
CDK Global, Inc.
9,038 296,898
Ceridian HCM Holding, Inc.*
7,631 382,084
Coupa Software, Inc.*
12,936 1,807,547
DocuSign, Inc.*
15,637 1,444,859
Fair Isaac Corp.*
2,575 792,302
Fortinet, Inc.*
10,774 1,090,006
Guidewire Software, Inc.*
3,915 310,499
Intuit, Inc.
8,753 2,013,190
Microsoft Corp.
325,842 51,388,542
NortonLifeLock , Inc.
25,570 478,415
Nuance Communications, Inc.*
26,590 446,180
Oracle Corp.
10,845 524,139
Paycom Software, Inc.*
8,450 1,706,984
Paylocity Holding Corp.*
6,023 531,951
PTC, Inc.*
4,875 298,399
RealPage , Inc.*
6,574 347,962
RingCentral, Inc., Class A*
13,264 2,810,774
ServiceNow , Inc.*
14,145 4,053,674
Smartsheet , Inc., Class A*
21,985 912,597
Splunk , Inc.*
2,413 304,593
SS&C Technologies Holdings, Inc.
10,271 450,075
Synopsys, Inc.*
12,192 1,570,208
Trade Desk, Inc. (The), Class A*
5,173 998,389
Tyler Technologies, Inc.*
823 244,069
Zendesk , Inc.*
6,406 410,048
Zscaler , Inc.*
3,963 241,188
89,980,931
Specialty Retail - 2.0%
Advance Auto Parts, Inc.
2,515 234,700
AutoZone, Inc.*
1,837 1,554,102
Best Buy Co., Inc.
9,385 534,945
Burlington Stores, Inc.*
6,149 974,371
CarMax, Inc.*
7,332 394,682
Carvana Co.*(b)
23,302 1,283,707
Dick's Sporting Goods, Inc.
12,079 256,799
Five Below, Inc.*
3,930 276,593
Floor & Decor Holdings, Inc., Class
A* 13,979 448,586
Home Depot, Inc. (The)
23,200 4,331,672
O'Reilly Automotive, Inc.*
1,030 310,081
Ross Stores, Inc.
6,844 595,223
TJX Cos., Inc. (The)
37,493 1,792,540
Tractor Supply Co.
4,465 377,516
Ulta Beauty, Inc.*
1,530 268,821
Williams-Sonoma, Inc.
8,598 365,587
13,999,925
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.
192,795 49,025,841
Dell Technologies, Inc., Class C*
6,955 275,070
Western Digital Corp.
12,354 514,174
INVESTMENTS SHARES VALUE
Technology Hardware, Storage & Peripherals - 7.2% (continued)
Xerox Holdings Corp.
19,697 $ 373,061
50,188,146
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co.(b)
4,328 301,965
Lululemon Athletica, Inc.*
12,601 2,388,519
NIKE, Inc., Class B
12,026 995,031
Skechers U.S.A., Inc., Class A*
19,369 459,820
4,145,335
Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp. 41,075 627,215
Trading Companies & Distributors - 0.3%
Fastenal Co.
31,130 972,812
MSC Industrial Direct Co., Inc.,
Class A 4,795 263,581
United Rentals, Inc.*
2,680 275,772
Watsco , Inc.
3,619 571,911
WW Grainger, Inc.
1,054 261,919
2,345,995
Water Utilities - 0.4%
American Water Works Co., Inc.
15,464 1,848,876
Essential Utilities, Inc.
15,473 629,751
2,478,627
Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.
13,444 225,321
T-Mobile US, Inc.*
18,184 1,525,638
United States Cellular Corp.*
15,170 444,329
2,195,288
TOTAL COMMON STOCKS
(Cost $612,187,932) 687,315,285
SHORT-TERM INVESTMENTS - 1.7%
INVESTMENT COMPANIES - 1.7%
Limited Purpose Cash Investment
Fund, 0.85%(c)
(Cost $11,754,291) 11,755,274 11,770,556

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
SECURITIES LENDING COLLATERAL - 1.2%
Investment Companies - 1.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(c)(d) 2,029,298 $ 2,029,298
Limited Purpose Cash Investment
Fund 0.85%(c)(d) 6,190,378 6,198,426
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,219,676) 8,227,724
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 101.0%
(Cost $632,161,899) 707,313,565
LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.0)%(e) (6,680,783)
NET ASSETS - 100.0% $700,632,782
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 48,915,027 7.0%
Consumer Discretionary 45,549,060 6.5
Consumer Staples 67,487,211 9.6
Energy 885,712 0.1
Financials 62,797,185 9.0
Health Care 69,720,285 10.0
Industrials 59,192,823 8.4
Information Technology 248,086,828 35.4
Materials 23,073,820 3.3
Real Estate 34,010,171 4.9
Utilities 27,597,163 3.9
Short-Term Investments 11,770,556 1.7
Securities Lending Collateral 8,227,724 1.2
Total Investments In Securities
At Value 707,313,565 101.0
Liabilities in Excess of Other
Assets(e) (6,680,783) (1.0)
Net Assets
$ 700,632,782 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $8,034,053.
(c) Represents 7-day effective yield as of March 31, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 48 6/2020 USD $ 6,167,280 $ 471,639
$ 471,639
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 132,578 $ 132,578

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 94.9%
Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings, Inc.*
18,628 $ 779,209
Axon Enterprise, Inc.*
11,789 834,308
Ducommun, Inc.*
6,758 167,936
Kratos Defense & Security
Solutions, Inc.* 13,074 180,944
Maxar Technologies, Inc.
19,507 208,335
Mercury Systems, Inc.*
13,223 943,329
Moog, Inc., Class A
1,519 76,755
Park Aerospace Corp.
6,608 83,261
Triumph Group, Inc.
16,086 108,741
Vectrus , Inc.*
4,424 183,198
3,566,016
Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc.*
2,940 50,215
Forward Air Corp.
2,309 116,951
Hub Group, Inc., Class A*
1,475 67,069
Radiant Logistics, Inc.*
29,160 112,849
347,084
Airlines - 0.2%
Allegiant Travel Co.
3,828 313,130
SkyWest, Inc.
6,435 168,533
481,663
Auto Components - 0.4%
Gentherm , Inc.*
2,745 86,193
LCI Industries
5,360 358,209
Standard Motor Products, Inc.
2,573 106,960
Stoneridge, Inc.*
5,122 85,793
Visteon Corp.*
1,851 88,811
725,966
Automobiles - 0.1%
Winnebago Industries, Inc. 9,686 269,368
Banks - 2.3%
1st Source Corp.
2,393 77,605
Atlantic Union Bankshares Corp.
3,959 86,702
BancFirst Corp.
5,016 167,384
Bancorp, Inc. (The)*
13,272 80,561
Bryn Mawr Bank Corp.
2,789 79,152
Camden National Corp.
3,937 123,819
Central Pacific Financial Corp.
3,821 60,754
Community Bank System, Inc.
4,256 250,253
Dime Community Bancshares, Inc.
3,489 47,834
Enterprise Financial Services Corp.
2,473 69,021
First Bancorp/NC
3,745 86,435
First Bancorp/PR
27,625 146,965
First Financial Bankshares , Inc.
16,341 438,592
German American Bancorp, Inc.
3,585 98,408
Glacier Bancorp, Inc.
2,787 94,772
Great Southern Bancorp, Inc.
3,025 122,210
Hilltop Holdings, Inc.
14,870 224,834
INVESTMENTS SHARES VALUE
Banks - 2.3% (continued)
Independent Bank Corp.
1,364 $ 87,801
Independent Bank Corp./MI
8,381 107,863
Lakeland Bancorp, Inc.
12,306 133,028
Lakeland Financial Corp.
3,172 116,571
OFG Bancorp
12,442 139,102
QCR Holdings, Inc.
3,458 93,608
South State Corp.
3,193 187,525
Southside Bancshares, Inc.
2,622 79,683
Stock Yards Bancorp, Inc.
4,504 130,301
Tompkins Financial Corp.
1,707 122,563
Towne Bank
4,916 88,930
TriState Capital Holdings, Inc.*
4,567 44,163
Trustmark Corp.
3,944 91,895
United Bankshares , Inc.
12,491 288,292
United Community Banks, Inc.
6,335 115,994
Valley National Bancorp
8,863 64,789
Washington Trust Bancorp, Inc.
2,583 94,434
Westamerica Bancorp
3,131 184,040
4,425,883
Beverages - 0.8%
Boston Beer Co., Inc. (The), Class
A*(a) 2,818 1,035,784
Celsius Holdings, Inc.*(a)
19,016 80,057
Coca-Cola Consolidated, Inc.
2,024 422,065
1,537,906
Biotechnology - 9.0%
ACADIA Pharmaceuticals, Inc.*
34,535 1,459,104
Acceleron Pharma, Inc.*
5,459 490,600
Adverum Biotechnologies, Inc.*
28,558 279,012
Affimed NV (Germany)*
35,562 56,188
Agenus, Inc.*(a)
49,451 121,155
Aimmune Therapeutics, Inc.*(a)
4,452 64,198
Allakos , Inc.*(a)
10,797 480,358
Anavex Life Sciences Corp.*(a)
20,559 64,761
Anika Therapeutics, Inc.*
4,265 123,301
Apellis Pharmaceuticals, Inc.*
18,459 494,517
Ardelyx , Inc.*
38,453 218,605
Arena Pharmaceuticals, Inc.*
2,246 94,332
Arrowhead Pharmaceuticals, Inc.*
18,849 542,286
Avid Bioservices , Inc.*
25,915 132,426
Avrobio , Inc.*
3,407 53,013
Biohaven Pharmaceutical Holding
Co. Ltd.* 8,769 298,409
BioSpecifics Technologies Corp.*
1,801 101,883
Bioxcel Therapeutics, Inc.*
9,300 207,855
Blueprint Medicines Corp.*
4,101 239,826
Catalyst Pharmaceuticals, Inc.*
49,236 189,559
CEL-SCI Corp.*(a)
19,694 227,269
ChemoCentryx , Inc.*
12,983 521,657
Coherus Biosciences, Inc.*
21,850 354,407
Constellation Pharmaceuticals,
Inc.* 11,900 374,017
CTI BioPharma Corp.*
14,661 13,488

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Biotechnology - 9.0% (continued)
Cue Biopharma, Inc.*
12,608 $ 178,907
Cytokinetics, Inc.*(a)
20,216 238,347
Deciphera Pharmaceuticals, Inc.*
14,103 580,620
Dicerna Pharmaceuticals, Inc.*
16,264 298,770
Eidos Therapeutics, Inc.*(a)
11,558 566,226
Epizyme , Inc.*
27,651 428,867
Fate Therapeutics, Inc.*
7,557 167,841
Flexion Therapeutics, Inc.*(a)
12,789 100,649
G1 Therapeutics, Inc.*
7,049 77,680
Global Blood Therapeutics, Inc.*
13,574 693,496
Immunomedics , Inc.*
14,727 198,520
Invitae Corp.*(a)
4,952 67,694
Iovance Biotherapeutics , Inc.*
36,434 1,090,652
Jounce Therapeutics, Inc.*
21,060 100,035
Kadmon Holdings, Inc.*
49,839 208,825
Karyopharm Therapeutics, Inc.*(a)
23,142 444,558
Kindred Biosciences, Inc.*
12,254 49,016
Krystal Biotech, Inc.*(a)
6,267 270,985
Magenta Therapeutics, Inc.*
11,153 70,041
MeiraGTx Holdings plc*
11,054 148,566
Mersana Therapeutics, Inc.*
16,293 94,988
Mirati Therapeutics, Inc.*
7,149 549,544
Momenta Pharmaceuticals, Inc.*
29,121 792,091
Natera , Inc.*
19,190 573,013
NeuBase Therapeutics, Inc.*
380 2,706
PDL BioPharma , Inc.*
34,242 96,562
Pfenex , Inc.*
21,139 186,446
Protagonist Therapeutics, Inc.*
8,309 58,661
PTC Therapeutics, Inc.*
12,400 553,164
Radius Health, Inc.*
5,486 71,318
Sorrento Therapeutics, Inc.*
28,692 52,793
Syndax Pharmaceuticals, Inc.*
9,773 107,210
TG Therapeutics, Inc.*(a)
38,499 378,830
Veracyte , Inc.*
12,984 315,641
Vericel Corp.*
6,205 56,900
Voyager Therapeutics, Inc.*
9,609 87,922
XBiotech , Inc.*
19,397 205,996
ZIOPHARM Oncology, Inc.*(a)
55,437 135,821
17,502,127
Building Products - 2.6%
AAON, Inc.(a)
14,747 712,575
Advanced Drainage Systems, Inc.
17,784 523,561
American Woodmark Corp.*
4,452 202,878
Builders FirstSource , Inc.*
34,619 423,390
CSW Industrials, Inc.
4,351 282,162
Gibraltar Industries, Inc.*
6,592 282,929
Griffon Corp.
13,625 172,356
JELD-WEN Holding, Inc.*
14,311 139,246
Masonite International Corp.*
2,959 140,405
Patrick Industries, Inc.
3,634 102,334
Simpson Manufacturing Co., Inc.
7,030 435,719
Trex Co., Inc.*
12,059 966,408
INVESTMENTS SHARES VALUE
Building Products - 2.6% (continued)
Universal Forest Products, Inc.
16,036 $ 596,379
4,980,342
Capital Markets - 1.8%
Artisan Partners Asset
Management, Inc., Class A 10,401 223,517
B. Riley Financial, Inc.
9,128 168,138
Cohen & Steers, Inc.
14,116 641,572
Diamond Hill Investment Group,
Inc. 930 83,923
Federated Hermes, Inc., Class B
27,291 519,894
Hamilton Lane, Inc., Class A
15,821 875,060
Houlihan Lokey , Inc.
2,802 146,040
Oppenheimer Holdings, Inc., Class
A 5,134 101,448
Stifel Financial Corp.
13,336 550,510
Virtus Investment Partners, Inc.
1,172 89,201
3,399,303
Chemicals - 0.6%
Advanced Emissions Solutions, Inc.
10,560 69,379
American Vanguard Corp.
8,397 121,420
Balchem Corp.
1,412 139,393
Chase Corp.
998 82,125
Hawkins, Inc.
1,913 68,103
Innospec , Inc.
4,485 311,663
Koppers Holdings, Inc.*
6,112 75,605
Stepan Co.
4,145 366,667
1,234,355
Commercial Services & Supplies - 2.8%
ABM Industries, Inc.
9,373 228,326
Brady Corp., Class A
14,076 635,250
BrightView Holdings, Inc.*
7,528 83,260
Brink's Co. (The)
8,579 446,537
Casella Waste Systems, Inc., Class
A* 13,364 521,998
CECO Environmental Corp.*
123 574
Cimpress plc (Ireland)*(a)
1,531 81,449
Covanta Holding Corp.
7,912 67,648
Ennis, Inc.
8,343 156,682
Heritage-Crystal Clean, Inc.*
3,931 63,839
Herman Miller, Inc.
13,153 291,997
HNI Corp.
3,390 85,394
Kimball International, Inc., Class B
9,927 118,231
Knoll, Inc.
5,823 60,093
McGrath RentCorp
6,667 349,217
MSA Safety, Inc.
6,109 618,231
SP Plus Corp.*
4,630 96,072
Steelcase, Inc., Class A
9,485 93,617
Team, Inc.*
6,828 44,382
Tetra Tech, Inc.
12,850 907,467
UniFirst Corp.
2,603 393,287
5,343,551

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Communications Equipment - 1.4%
ADTRAN, Inc.
10,034 $ 77,061
Calix, Inc.*
10,825 76,641
Comtech Telecommunications
Corp. 3,485 46,316
Digi International, Inc.*
7,467 71,235
Harmonic, Inc.*
46,168 265,928
Infinera Corp.*(a)
42,080 223,024
Inseego Corp.*(a)
22,363 139,322
Lumentum Holdings, Inc.*
15,873 1,169,840
Viavi Solutions, Inc.*
59,626 668,407
2,737,774
Construction & Engineering - 1.3%
Aegion Corp.*
6,788 121,709
Ameresco , Inc., Class A*(a)
10,910 185,797
Construction Partners, Inc., Class
A* 13,798 233,048
EMCOR Group, Inc.
10,858 665,812
Great Lakes Dredge & Dock Corp.*
37,447 310,810
MasTec , Inc.*(a)
15,895 520,243
MYR Group, Inc.*
3,964 103,817
Northwest Pipe Co.*
3,871 86,130
Primoris Services Corp.
5,764 91,648
WillScot Corp.*
18,966 192,126
2,511,140
Construction Materials - 0.3%
Forterra , Inc.*(a)
28,340 169,473
Summit Materials, Inc., Class A*
29,065 435,975
605,448
Consumer Finance - 0.4%
Encore Capital Group, Inc.*
6,877 160,784
FirstCash , Inc.
1,182 84,797
Nelnet, Inc., Class A
5,463 248,075
PRA Group, Inc.*
6,264 173,638
Regional Management Corp.*
7,164 97,860
World Acceptance Corp.*
1,224 66,843
831,997
Diversified Consumer Services - 0.8%
Carriage Services, Inc.
4,901 79,151
Chegg , Inc.*
4,960 177,469
Collectors Universe, Inc.
6,586 103,203
Laureate Education, Inc., Class A*
23,862 250,790
Perdoceo Education Corp.*(a)
24,098 260,017
Strategic Education, Inc.
3,675 513,618
WW International, Inc.*
5,534 93,580
1,477,828
INVESTMENTS SHARES VALUE
Diversified Financial Services - 0.4%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 6,545 $ 67,479
Cannae Holdings, Inc.*
20,179 675,795
743,274
Diversified Telecommunication Services - 1.0%
Anterix , Inc.*
2,025 92,482
Bandwidth, Inc., Class A*
1,640 110,356
Cogent Communications Holdings,
Inc. 14,355 1,176,679
Iridium Communications, Inc.*(a)
23,577 526,474
Ooma , Inc.*
9,728 116,055
2,022,046
Electric Utilities - 1.1%
Genie Energy Ltd., Class B
12,554 90,138
MGE Energy, Inc.
6,367 416,848
Otter Tail Corp.
5,161 229,458
PNM Resources, Inc.
11,727 445,626
Portland General Electric Co.
20,876 1,000,795
2,182,865
Electrical Equipment - 1.4%
Allied Motion Technologies, Inc.
3,486 82,618
American Superconductor Corp.*
13,769 75,454
Atkore International Group, Inc.*
13,668 287,985
Encore Wire Corp.
1,626 68,276
Generac Holdings, Inc.*
16,198 1,509,168
Plug Power, Inc.*(a)
101,769 360,262
Powell Industries, Inc.
2,728 70,028
Sunrun , Inc.*
8,063 81,436
Vicor Corp.*
2,452 109,212
Vivint Solar, Inc.*(a)
38,091 166,458
2,810,897
Electronic Equipment, Instruments & Components - 1.5%
Badger Meter, Inc.
3,121 167,286
Benchmark Electronics, Inc.
5,163 103,208
CTS Corp.
5,196 129,328
Insight Enterprises, Inc.*
7,397 311,636
Itron , Inc.*
8,012 447,310
Knowles Corp.*
20,060 268,403
Methode Electronics, Inc.
3,410 90,126
Napco Security Technologies,
Inc.*(a) 7,570 114,837
Novanta , Inc.*
2,762 220,628
OSI Systems, Inc.*
4,534 312,483
PAR Technology Corp.*(a)
4,695 60,378
PC Connection, Inc.
4,953 204,113
Plexus Corp.*
1,691 92,261
Rogers Corp.*
581 54,858
Sanmina Corp.*
9,722 265,216

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Electronic Equipment, Instruments & Components - 1.5%
(continued)
Vishay Precision Group, Inc.*
3,033 $ 60,903
2,902,974
Energy Equipment & Services - 0.2%
DMC Global, Inc.
2,712 62,403
Dril -Quip, Inc.*
4,538 138,409
SEACOR Holdings, Inc.*
3,735 100,696
301,508
Entertainment - 0.1%
Liberty Media Corp.-Liberty Braves,
Class C* 5,138 97,930
Equity Real Estate Investment Trusts (REITs) - 7.9%
Acadia Realty Trust
7,127 88,304
Agree Realty Corp.
8,733 540,573
Alexander's, Inc.
451 124,453
American Assets Trust, Inc.
15,220 380,500
Armada Hoffler Properties, Inc.
7,165 76,666
CareTrust REIT, Inc.
10,192 150,740
Community Healthcare Trust, Inc.
8,076 309,149
Easterly Government Properties,
Inc. 11,071 272,789
EastGroup Properties, Inc.
11,036 1,153,041
Essential Properties Realty Trust,
Inc. 28,625 373,843
First Industrial Realty Trust, Inc.
29,745 988,426
Getty Realty Corp.
8,012 190,205
Global Net Lease, Inc.
13,759 183,958
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 19,381 395,566
Healthcare Realty Trust, Inc.
9,104 254,275
Independence Realty Trust, Inc.
24,185 216,214
Industrial Logistics Properties Trust
4,199 73,651
Innovative Industrial Properties, Inc.
4,415 335,231
Investors Real Estate Trust
3,628 199,540
iStar , Inc.
13,208 140,137
Jernigan Capital, Inc.
4,987 54,658
Lexington Realty Trust
56,826 564,282
LTC Properties, Inc.
5,407 167,076
Monmouth Real Estate Investment
Corp. 9,260 111,583
National Health Investors, Inc.
4,191 207,538
National Storage Affiliates Trust
16,655 492,988
NexPoint Residential Trust, Inc.
10,615 267,604
Physicians Realty Trust
14,009 195,285
Piedmont Office Realty Trust, Inc.,
Class A 21,461 379,001
PotlatchDeltic Corp.
8,127 255,107
PS Business Parks, Inc.
6,125 830,060
QTS Realty Trust, Inc., Class A
12,631 732,724
Rexford Industrial Realty, Inc.
27,949 1,146,189
Ryman Hospitality Properties, Inc.
4,312 154,585
Sabra Health Care REIT, Inc.
17,436 190,401
Safehold , Inc.
16,320 1,031,914
INVESTMENTS SHARES VALUE
Equity Real Estate Investment Trusts (REITs) - 7.9% (continued)
Seritage Growth Properties, Class
A*(a) 1,913 $ 17,427
STAG Industrial, Inc.
25,706 578,899
Terreno Realty Corp.
17,943 928,550
UMH Properties, Inc.
9,125 99,098
Universal Health Realty Income
Trust 3,825 385,598
15,237,828
Food & Staples Retailing - 0.5%
BJ's Wholesale Club Holdings, Inc.*
1,833 46,686
Ingles Markets, Inc., Class A
4,252 153,752
Performance Food Group Co.*
22,218 549,229
Rite Aid Corp.*
2,614 39,210
Weis Markets, Inc.
2,160 89,986
878,863
Food Products - 1.5%
Darling Ingredients, Inc.*
17,006 326,005
Freshpet , Inc.*
10,685 682,451
Hostess Brands, Inc.*
15,381 163,961
J&J Snack Foods Corp.(a)
2,513 304,073
John B Sanfilippo & Son, Inc.
2,196 196,322
Sanderson Farms, Inc.
4,124 508,572
Simply Good Foods Co. (The)*
25,527 491,650
Tootsie Roll Industries, Inc.
8,455 304,052
2,977,086
Gas Utilities - 0.1%
Chesapeake Utilities Corp.
1,415 121,279
Northwest Natural Holding Co.
1,485 91,699
212,978
Health Care Equipment & Supplies - 3.4%
Alphatec Holdings, Inc.*
35,006 120,771
Antares Pharma, Inc.*
29,464 69,535
Apyx Medical Corp.*
20,033 71,918
AtriCure , Inc.*
2,196 73,764
Atrion Corp.
134 87,100
BioLife Solutions, Inc.*(a)
6,199 58,890
Cardiovascular Systems, Inc.*
8,298 292,173
Cerus Corp.*
18,386 85,495
Conformis , Inc.*(a)
95,525 60,181
CONMED Corp.
6,044 346,140
CryoLife , Inc.*
4,468 75,598
CryoPort , Inc.*(a)
17,967 306,697
Cutera , Inc.*
4,240 55,374
Globus Medical, Inc., Class A*
14,504 616,855
Haemonetics Corp.*
3,449 343,727
Integer Holdings Corp.*
1,157 72,729
Invacare Corp.
11,306 84,004
iRadimed Corp.*
3,907 83,414
Lantheus Holdings, Inc.*
6,279 80,120
Mesa Laboratories, Inc.
306 69,183
Nevro Corp.*
8,306 830,434

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Health Care Equipment & Supplies - 3.4% (continued)
Novocure Ltd.*
20,286 $ 1,366,059
NuVasive , Inc.*
7,921 401,278
OrthoPediatrics Corp.*
2,648 104,967
Quidel Corp.*
606 59,273
Tandem Diabetes Care, Inc.*
9,348 601,544
Zynex , Inc.*(a)
24,840 274,979
6,692,202
Health Care Providers & Services - 2.4%
Addus HomeCare Corp.*
3,970 268,372
Amedisys , Inc.*
3,185 584,575
AMN Healthcare Services, Inc.*
7,155 413,631
Catasys , Inc.*(a)
11,374 173,226
CorVel Corp.*
4,566 248,893
Ensign Group, Inc. (The)
5,272 198,280
Joint Corp. (The)*
11,027 119,643
LHC Group, Inc.*
6,967 976,773
Magellan Health, Inc.*
1,678 80,729
MedCath Corp.(3)*(b)
10,300 –
National HealthCare Corp.
1,781 127,751
National Research Corp.
5,727 260,464
Patterson Cos., Inc.
4,926 75,318
Providence Service Corp. (The)*
1,978 108,553
R1 RCM, Inc.*
36,752 334,076
RadNet , Inc.*
12,077 126,929
Select Medical Holdings Corp.*
17,364 260,460
Tenet Healthcare Corp.*
14,931 215,006
Triple-S Management Corp., Class
B* 6,010 84,741
US Physical Therapy, Inc.
1,019 70,311
4,727,731
Health Care Technology - 2.8%
HealthStream , Inc.*
3,591 86,004
Inovalon Holdings, Inc., Class A*(a)
39,590 659,569
Inspire Medical Systems, Inc.*
7,668 462,227
Omnicell , Inc.*
5,254 344,557
Simulations Plus, Inc.
4,644 162,169
Teladoc Health, Inc.*(a)
24,148 3,743,182
5,457,708
Hotels, Restaurants & Leisure - 1.6%
Bloomin ' Brands, Inc.
11,819 84,388
Boyd Gaming Corp.
9,341 134,697
Churchill Downs, Inc.
8,660 891,547
Denny's Corp.*
15,927 122,319
El Pollo Loco Holdings, Inc.*(a)
8,082 68,293
Everi Holdings, Inc.*
21,564 71,161
Lindblad Expeditions Holdings, Inc.*
20,224 84,334
Marriott Vacations Worldwide Corp.
8,505 472,708
Monarch Casino & Resort, Inc.*
5,502 154,441
Papa John's International, Inc.
6,398 341,461
RCI Hospitality Holdings, Inc.
6,192 61,734
SeaWorld Entertainment, Inc.*(a)
8,025 88,436
Shake Shack, Inc., Class A*(a)
3,960 149,450
INVESTMENTS SHARES VALUE
Hotels, Restaurants & Leisure - 1.6% (continued)
Wingstop , Inc.
5,455 $ 434,764
3,159,733
Household Durables - 2.3%
Cavco Industries, Inc.*
883 127,982
Helen of Troy Ltd.*
4,221 607,951
Installed Building Products, Inc.*
8,595 342,683
KB Home
21,479 388,770
La-Z-Boy, Inc.
5,858 120,382
LGI Homes, Inc.*(a)
4,945 223,267
M/I Homes, Inc.*
10,318 170,556
MDC Holdings, Inc.
20,273 470,334
Meritage Homes Corp.*
16,130 588,906
Purple Innovation, Inc.*
20,322 115,429
Sonos , Inc.*
10,640 90,227
Taylor Morrison Home Corp.*
29,663 326,293
TopBuild Corp.*
9,255 663,028
TRI Pointe Group, Inc.*
14,403 126,314
Universal Electronics, Inc.*
4,653 178,536
4,540,658
Independent Power and Renewable Electricity Producers - 1.2%
Clearway Energy, Inc., Class C
39,034 733,839
Ormat Technologies, Inc.
10,242 692,974
TerraForm Power, Inc., Class A
58,485 922,308
2,349,121
Industrial Conglomerates - 0.0%(c)
Raven Industries, Inc. 3,662 77,744
Insurance - 2.3%
Ambac Financial Group, Inc.*(a)
8,636 106,568
AMERISAFE, Inc.
3,113 200,695
eHealth, Inc.*
7,766 1,093,608
FBL Financial Group, Inc., Class A
4,873 227,423
Goosehead Insurance, Inc., Class
A*(a) 11,155 497,848
HCI Group, Inc.
1,716 69,069
Heritage Insurance Holdings, Inc.
8,281 88,690
Kinsale Capital Group, Inc.
5,905 617,250
MBIA, Inc.*
11,303 80,703
National General Holdings Corp.
5,168 85,530
National Western Life Group, Inc.,
Class A 374 64,328
RLI Corp.
10,087 886,950
Safety Insurance Group, Inc.
1,026 86,625
Selective Insurance Group, Inc.
2,931 145,671
State Auto Financial Corp.
3,981 110,632
Trupanion , Inc.*(a)
2,366 61,587
United Insurance Holdings Corp.(a)
8,651 79,935
4,503,112

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Interactive Media & Services - 0.2%
DHI Group, Inc.*
21,854 $ 47,204
EverQuote , Inc., Class A*(a)
11,479 301,324
348,528
Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A*
6,984 92,398
Quotient Technology, Inc.*
10,253 66,644
Rubicon Project, Inc. (The)*
38,381 213,015
Stitch Fix, Inc., Class A*(a)
5,008 63,602
435,659
IT Services - 3.0%
Brightcove , Inc.*
14,222 99,127
Cardtronics plc, Class A*
9,289 194,326
CSG Systems International, Inc.
8,453 353,758
EVERTEC, Inc.
10,569 240,233
Evo Payments, Inc., Class A*
6,578 100,644
ExlService Holdings, Inc.*
2,824 146,933
Hackett Group, Inc. (The)
9,277 118,004
I3 Verticals, Inc., Class A*
3,692 70,480
KBR, Inc.
37,096 767,145
Limelight Networks, Inc.*
34,373 195,926
LiveRamp Holdings, Inc.*
2,050 67,486
ManTech International Corp., Class
A 7,994 580,924
MAXIMUS, Inc.
2,724 158,537
NIC, Inc.
14,089 324,047
Paysign , Inc.*
24,739 127,653
Perficient , Inc.*
10,198 276,264
Perspecta , Inc.
34,435 628,095
Science Applications International
Corp. 11,091 827,721
TTEC Holdings, Inc.
12,078 443,504
Tucows , Inc., Class A*(a)
1,663 80,256
5,801,063
Leisure Products - 0.2%
Acushnet Holdings Corp.
8,857 227,802
Clarus Corp.
7,761 76,058
303,860
Life Sciences Tools & Services - 2.1%
Medpace Holdings, Inc.*
9,041 663,429
NanoString Technologies, Inc.*
14,862 357,431
NeoGenomics , Inc.*
30,297 836,500
Quanterix Corp.*(a)
3,818 70,137
Repligen Corp.*
13,161 1,270,563
Syneos Health, Inc.*
20,918 824,587
4,022,647
Machinery - 3.2%
Alamo Group, Inc.
2,710 240,594
Albany International Corp., Class A
5,570 263,628
Barnes Group, Inc.
1,979 82,782
INVESTMENTS SHARES VALUE
Machinery - 3.2% (continued)
Columbus McKinnon Corp.
3,124 $ 78,100
Douglas Dynamics, Inc.
3,701 131,423
Energy Recovery, Inc.*(a)
13,179 98,052
ESCO Technologies, Inc.
7,019 532,812
Evoqua Water Technologies Corp.*
33,273 372,990
Federal Signal Corp.
17,304 472,053
Franklin Electric Co., Inc.
7,977 375,956
Helios Technologies, Inc.
1,133 42,963
John Bean Technologies Corp.
5,300 393,631
Kadant , Inc.
1,365 101,897
Luxfer Holdings plc (United
Kingdom) 6,702 94,766
Meritor, Inc.*
10,586 140,265
Mueller Industries, Inc.
9,950 238,203
Omega Flex, Inc.
1,548 130,651
RBC Bearings, Inc.*
2,383 268,779
REV Group, Inc.
10,944 45,636
Rexnord Corp.
18,862 427,602
Spartan Motors, Inc.
11,262 145,392
SPX Corp.*
9,549 311,679
SPX FLOW, Inc.*
7,094 201,611
Tennant Co.(a)
2,718 157,508
TriMas Corp.*
7,895 182,375
Watts Water Technologies, Inc.,
Class A 7,221 611,258
6,142,606
Marine - 0.2%
Costamare , Inc. (Monaco)
32,670 147,669
Genco Shipping & Trading Ltd.
13,539 86,920
Matson, Inc.
4,899 150,007
384,596
Media - 0.6%
Cardlytics, Inc.*
8,504 297,300
EW Scripps Co. (The), Class A
6,991 52,712
Gray Television, Inc.*
9,269 99,549
National CineMedia , Inc.
26,287 85,696
TechTarget , Inc.*
8,135 167,662
TEGNA, Inc.
50,284 546,084
1,249,003
Metals & Mining - 0.8%
Carpenter Technology Corp.
7,163 139,678
Coeur Mining, Inc.*
27,118 87,049
Commercial Metals Co.
13,849 218,676
Compass Minerals International,
Inc. 3,787 145,686
Haynes International, Inc.
4,061 83,697
Materion Corp.
5,109 178,866
Novagold Resources, Inc.
(Canada)* 105,874 781,350
1,635,002

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Multi-Utilities - 0.8%
Avista Corp.
9,814 $ 416,997
Black Hills Corp.
7,748 496,104
NorthWestern Corp.
5,815 347,912
Unitil Corp.
4,831 252,758
1,513,771
Oil, Gas & Consumable Fuels - 1.3%
Clean Energy Fuels Corp.*
53,673 95,538
CVR Energy, Inc.
8,714 144,042
DHT Holdings, Inc.
49,677 381,023
Dorian LPG Ltd.*
19,760 172,110
International Seaways, Inc.
4,922 117,587
Nordic American Tankers Ltd.
66,837 302,772
Par Pacific Holdings, Inc.*
10,035 71,248
REX American Resources Corp.*
1,920 89,299
Scorpio Tankers, Inc. (Monaco)(a)
12,101 231,371
Teekay Tankers Ltd., Class A*
16,168 359,576
World Fuel Services Corp.
21,653 545,222
2,509,788
Paper & Forest Products - 0.5%
Boise Cascade Co.
10,075 239,583
Louisiana-Pacific Corp.
19,789 339,975
PH Glatfelter Co.
9,467 115,687
Schweitzer-Mauduit International,
Inc. 7,358 204,700
899,945
Personal Products - 0.2%
elf Beauty, Inc.*
13,742 135,222
Inter Parfums , Inc.
4,032 186,883
Lifevantage Corp.*
7,744 79,763
401,868
Pharmaceuticals - 2.1%
Amphastar Pharmaceuticals, Inc.*
9,193 136,424
ANI Pharmaceuticals, Inc.*
2,508 102,176
Axsome Therapeutics, Inc.*
7,898 464,639
BioDelivery Sciences International,
Inc.* 57,243 216,951
Cara Therapeutics, Inc.*
6,169 81,493
Chiasma, Inc.*
34,939 127,527
Collegium Pharmaceutical, Inc.*
8,109 132,420
Intra-Cellular Therapies, Inc.*
9,358 143,832
Lannett Co., Inc.*(a)
12,529 87,077
MyoKardia , Inc.*
7,196 337,348
Odonate Therapeutics, Inc.*
8,093 223,448
Omeros Corp.*(a)
6,753 90,288
Pacira BioSciences , Inc.*
2,180 73,095
Prestige Consumer Healthcare,
Inc.* 7,835 287,388
Reata Pharmaceuticals, Inc., Class
A* 6,899 995,802
Recro Pharma, Inc.*
17,538 143,285
Tricida , Inc.*
11,515 253,330
INVESTMENTS SHARES VALUE
Pharmaceuticals - 2.1% (continued)
Zynerba Pharmaceuticals, Inc.*(a)
20,926 $ 80,147
3,976,670
Professional Services - 2.1%
Barrett Business Services, Inc.
2,335 92,559
CBIZ, Inc.*
11,492 240,413
CRA International, Inc.
2,110 70,495
Exponent, Inc.
12,803 920,664
Franklin Covey Co.*
3,607 56,053
FTI Consulting, Inc.*
11,250 1,347,413
Heidrick & Struggles International,
Inc. 3,534 79,515
Huron Consulting Group, Inc.*
6,817 309,219
ICF International, Inc.
4,061 278,991
Kforce , Inc.
7,379 188,681
TriNet Group, Inc.*
9,202 346,547
Willdan Group, Inc.*
3,674 78,513
4,009,063
Real Estate Management & Development - 0.6%
Forestar Group, Inc.*
6,170 63,860
Kennedy-Wilson Holdings, Inc.
30,331 407,042
Marcus & Millichap, Inc.*
5,824 157,830
Newmark Group, Inc., Class A
25,919 110,156
Redfin Corp.*(a)
12,676 195,464
St Joe Co. (The)*
7,762 130,246
1,064,598
Road & Rail - 0.7%
ArcBest Corp.
3,759 65,858
Avis Budget Group, Inc.*
7,808 108,531
Heartland Express, Inc.
9,171 170,306
Marten Transport Ltd.
6,117 125,521
Saia, Inc.*
5,874 431,974
Universal Logistics Holdings, Inc.
8,019 105,049
Werner Enterprises, Inc.
9,621 348,857
1,356,096
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Energy Industries, Inc.*
6,811 330,265
Alpha & Omega Semiconductor
Ltd.* 12,820 82,176
Ambarella , Inc.*
9,666 469,381
Amkor Technology, Inc.*
59,439 463,030
Brooks Automation, Inc.
14,601 445,331
Cabot Microelectronics Corp.
5,768 658,360
Cirrus Logic, Inc.*
14,423 946,581
Diodes, Inc.*
13,092 531,993
Enphase Energy, Inc.*(a)
27,903 900,988
FormFactor , Inc.*
24,621 494,636
Ichor Holdings Ltd.*
5,523 105,821
Impinj , Inc.*(a)
10,810 180,635
Inphi Corp.*
12,428 983,925
Lattice Semiconductor Corp.*
40,259 717,415

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Semiconductors & Semiconductor Equipment - 5.4% (continued)
MACOM Technology Solutions
Holdings, Inc.* 18,192 $ 344,375
NeoPhotonics Corp.*
12,452 90,277
NVE Corp.
1,674 87,098
PDF Solutions, Inc.*
17,437 204,362
Photronics , Inc.*
22,755 233,466
Power Integrations, Inc.
6,604 583,331
Rambus, Inc.*
10,581 117,449
Silicon Laboratories, Inc.*
6,346 542,012
SunPower Corp.*(a)
45,413 230,244
Synaptics , Inc.*
7,939 459,430
Ultra Clean Holdings, Inc.*
12,554 173,245
Veeco Instruments, Inc.*
17,613 168,556
10,544,382
Software - 5.3%
ACI Worldwide, Inc.*
17,771 429,170
Agilysys , Inc.*
10,820 180,694
Appfolio , Inc., Class A*
8,646 959,274
Appian Corp.*(a)
14,015 563,824
Blackbaud , Inc.
1,260 69,993
Blackline, Inc.*
11,595 610,013
Digimarc Corp.*(a)
6,240 81,432
Digital Turbine, Inc.*
55,471 239,080
eGain Corp.*
14,197 104,064
Envestnet , Inc.*
5,637 303,158
Everbridge , Inc.*
11,201 1,191,338
Five9, Inc.*
13,766 1,052,548
Intelligent Systems Corp.*
7,074 240,445
J2 Global, Inc.
7,959 595,731
LivePerson , Inc.*(a)
10,420 237,055
MobileIron , Inc.*
21,696 82,445
Model N, Inc.*
12,433 276,137
OneSpan , Inc.*
6,082 110,388
Progress Software Corp.
4,540 145,280
PROS Holdings, Inc.*
11,580 359,327
Q2 Holdings, Inc.*
10,819 638,970
QAD, Inc., Class A
2,183 87,167
Rapid7, Inc.*
9,871 427,710
SecureWorks Corp., Class A*
5,527 63,616
SharpSpring , Inc.*(a)
7,511 45,517
SPS Commerce, Inc.*
11,174 519,703
Synchronoss Technologies, Inc.*(a)
18,043 55,031
Telenav , Inc.*
20,491 88,521
Upland Software, Inc.*
7,093 190,234
Varonis Systems, Inc.*
3,358 213,804
Verint Systems, Inc.*
1,905 81,915
Workiva , Inc.*
3,247 104,976
10,348,560
Specialty Retail - 1.7%
America's Car-Mart, Inc.*
3,300 185,955
Asbury Automotive Group, Inc.*
4,622 255,273
Boot Barn Holdings, Inc.*
10,790 139,515
Buckle, Inc. (The)(a)
11,341 155,485
INVESTMENTS SHARES VALUE
Specialty Retail - 1.7% (continued)
Group 1 Automotive, Inc.
5,512 $ 243,961
Haverty Furniture Cos., Inc.
5,451 64,813
Hibbett Sports, Inc.*
8,433 92,215
Lithia Motors, Inc., Class A
6,234 509,879
Murphy USA, Inc.*
5,201 438,756
Rent-A-Center, Inc.
19,037 269,183
RH*(a)
3,537 355,362
Sleep Number Corp.*
6,263 119,999
Sonic Automotive, Inc., Class A
14,301 189,917
Sportsman's Warehouse Holdings,
Inc.* 19,363 119,276
Zumiez , Inc.*
8,680 150,338
3,289,927
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc.*
27,132 182,599
Diebold Nixdorf, Inc.*
19,527 68,735
Immersion Corp.*
12,745 68,313
319,647
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc.*
11,991 203,727
Deckers Outdoor Corp.*
5,037 674,958
Rocky Brands, Inc.
6,329 122,466
Steven Madden Ltd.
13,634 316,718
1,317,869
Thrifts & Mortgage Finance - 2.0%
Capitol Federal Financial, Inc.
27,781 322,537
Essent Group Ltd.
22,821 601,105
Federal Agricultural Mortgage
Corp., Class C 1,861 103,528
First Defiance Financial Corp.
6,000 88,440
Flagstar Bancorp, Inc.
5,697 112,972
Meridian Bancorp, Inc.
9,061 101,664
Meta Financial Group, Inc.
9,017 195,849
NMI Holdings, Inc., Class A*
19,284 223,887
Northfield Bancorp, Inc.
9,328 104,380
Northwest Bancshares, Inc.
6,034 69,813
PennyMac Financial Services, Inc.
22,437 496,082
Radian Group, Inc.
51,689 669,373
Walker & Dunlop, Inc.
4,786 192,732
Washington Federal, Inc.
11,163 289,792
Waterstone Financial, Inc.
21,385 310,938
3,883,092
Tobacco - 0.2%
Turning Point Brands, Inc.
9,284 195,985
Vector Group Ltd.
26,863 253,050
449,035
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.
2,135 97,612
BMC Stock Holdings, Inc.*
18,700 331,551
DXP Enterprises, Inc.*
4,397 53,907

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Trading Companies & Distributors - 1.3% (continued)
Foundation Building Materials, Inc.*
17,621 $ 181,320
GATX Corp.
2,835 177,358
GMS, Inc.*
12,755 200,636
H&E Equipment Services, Inc.
6,695 98,283
Herc Holdings, Inc.*
6,666 136,386
Kaman Corp.
1,976 76,017
Lawson Products, Inc.*
4,656 124,408
Rush Enterprises, Inc., Class A
3,415 109,007
SiteOne Landscape Supply, Inc.*
8,079 594,776
Systemax, Inc.
4,200 74,466
Triton International Ltd.
10,151 262,606
2,518,333
Water Utilities - 0.8%
American States Water Co.
9,225 754,051
California Water Service Group
5,002 251,701
Middlesex Water Co.
3,287 197,614
SJW Group
4,701 271,577
York Water Co. (The)
1,262 54,847
1,529,790
Wireless Telecommunication Services - 0.0%(c)
Gogo , Inc.*(a) 30,089 63,789
TOTAL COMMON STOCKS
(Cost $197,152,425) 184,173,196
SHORT-TERM INVESTMENTS - 4.7%
INVESTMENT COMPANIES - 4.7%
Limited Purpose Cash Investment
Fund, 0.85%(d)
(Cost $9,093,981) 9,094,546 9,106,369
SECURITIES LENDING COLLATERAL - 6.7%
Investment Companies - 6.7%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(d)(e) 3,190,788 3,190,788
Limited Purpose Cash Investment
Fund 0.85%(d)(e) 9,733,505 9,746,158
TOTAL SECURITIES LENDING COLLATERAL
(Cost $12,924,293) 12,936,946
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 106.3%
(Cost $219,170,699) 206,216,511
LIABILITIES IN EXCESS OF OTHER
ASSETS - (6.3)%(f) (12,157,577)
NET ASSETS - 100.0% $194,058,934
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,781,297 1.9%
Consumer Discretionary 15,520,867 8.0
Consumer Staples 6,244,758 3.2
Energy 2,811,296 1.4
Financials 17,786,660 9.2
Health Care 42,379,085 21.8
Industrials 34,529,131 17.8
Information Technology 32,654,400 16.8
Materials 4,374,751 2.3
Real Estate 16,302,426 8.5
Utilities 7,788,525 4.0
Short-Term Investments 9,106,369 4.7
Securities Lending Collateral 12,936,946 6.7
Total Investments In Securities
At Value 206,216,511 106.3
Liabilities in Excess of Other
Assets(f) (12,157,577) (6.3)
Net Assets
$ 194,058,934 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at March 31,
2020. The total value of securities on loan at March 31, 2020 was
$12,532,657.
(b) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2020 amounted to $0, which
represents approximately 0.00% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of March 31, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $33,686 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security (See Note 4).

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 159 6/2020 USD $ 9,123,420 $ 764,587
$ 764,587
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 424,271 $ 424,271

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 97.5%
Australia - 5.1%
Aristocrat Leisure Ltd. 22,916 $ 296,937
ASX Ltd. 10,855 509,541
Aurizon Holdings Ltd. 118,500 307,101
AusNet Services 141,964 149,064
Brambles Ltd. 64,461 416,659
CIMIC Group Ltd. 8,747 123,886
Coca-Cola Amatil Ltd. 36,317 196,013
Cochlear Ltd. 2,874 327,554
Coles Group Ltd. 52,157 485,740
Commonwealth Bank of Australia 13,313 502,300
Crown Resorts Ltd. 23,014 106,802
CSL Ltd. 23,858 4,324,780
Dexus , REIT 49,418 273,855
Fortescue Metals Group Ltd. 216,411 1,326,217
Goodman Group, REIT 164,784 1,207,812
GPT Group (The), REIT 57,070 126,790
Insurance Australia Group Ltd. 67,168 253,428
Macquarie Group Ltd. 9,666 514,791
Magellan Financial Group Ltd. 18,152 481,422
Medibank Pvt Ltd. 92,539 152,181
Mirvac Group, REIT 276,150 350,847
National Australia Bank Ltd. 49,529 508,062
Newcrest Mining Ltd. 27,791 381,646
Orica Ltd. 17,801 166,639
QBE Insurance Group Ltd. 57,498 299,507
Ramsay Health Care Ltd. 6,612 232,493
REA Group Ltd. 6,482 303,643
Rio Tinto plc 2,394 109,746
Santos Ltd. 128,134 263,156
SEEK Ltd. 9,990 91,291
Sonic Healthcare Ltd. 20,566 309,103
Suncorp Group Ltd. 19,638 109,055
Telstra Corp. Ltd. 367,500 689,852
Treasury Wine Estates Ltd. 25,931 160,994
Wesfarmers Ltd. 54,261 1,149,802
Woolworths Group Ltd. 42,524 924,743
18,133,452
—
Austria - 0.1%
ANDRITZ AG 6,457 202,296
Verbund AG 7,588 273,671
475,967
—
Belgium - 0.6%
Ageas 18,084 753,597
Galapagos NV* 3,871 760,177
Groupe Bruxelles Lambert SA 2,194 172,626
UCB SA 5,380 460,325
Umicore SA 3,869 133,447
2,280,172
—
Canada - 8.6%
Agnico Eagle Mines Ltd.(1) 18,424 735,494
Air Canada(1)* 27,807 311,206
Algonquin Power & Utilities Corp.(1) 15,505 208,783
Alimentation Couche-Tard, Inc.,
Class B(1) 30,571 720,123
Atco Ltd., Class I(1) 5,940 164,486
INVESTMENTS SHARES VALUE
Canada - 8.6% (continued)
Barrick Gold Corp.(1) 92,177 $ 1,693,809
BCE, Inc.(1) 14,237 584,028
Brookfield Asset Management, Inc.,
Class A(1) 57,768 2,560,624
CAE, Inc.(1) 27,978 353,676
Canadian Natural Resources Ltd.
(1) 300 4,104
Canadian Pacific Railway Ltd.(1) 4,906 1,082,611
Canadian Utilities Ltd., Class A(1) 10,497 250,920
CCL Industries, Inc., Class B(1) 4,081 124,086
CGI, Inc.(1)* 9,965 539,496
Constellation Software, Inc.(1) 1,480 1,345,093
Dollarama, Inc.(1) 15,285 424,022
Emera, Inc.(1)(a) 19,576 772,023
Empire Co. Ltd., Class A(1) 18,071 353,510
Enbridge, Inc.(1) 56,281 1,638,880
Fortis, Inc.(1) 14,514 559,706
Franco-Nevada Corp.(1) 12,106 1,209,568
Gildan Activewear , Inc.(1) 2,639 33,641
H&R, REIT(1) 6,132 38,911
Hydro One Ltd.(1)(b) 25,856 465,566
iA Financial Corp., Inc.(1) 6,988 219,675
Intact Financial Corp.(1) 11,818 1,021,405
International Petroleum Corp.*(a) 14,226 16,688
Kinross Gold Corp.(1)* 81,194 325,976
Manulife Financial Corp.(1) 76,901 965,566
Metro, Inc.(1) 11,804 477,344
National Bank of Canada(1) 11,414 441,134
Onex Corp.(1) 2,666 97,581
Open Text Corp.(1) 6,303 220,401
Power Corp. of Canada(1) 23,777 382,514
Restaurant Brands International,
Inc.(1) 7,599 306,217
RioCan , REIT(1) 8,394 96,209
Shopify, Inc., Class A(1)* 7,067 2,960,878
SmartCentres , REIT(1) 7,922 106,054
Sun Life Financial, Inc.(1) 20,983 674,981
TC Energy Corp.(1) 44,204 1,964,727
Thomson Reuters Corp.(1) 34,857 2,374,824
Wheaton Precious Metals Corp.(1) 29,558 813,459
WSP Global, Inc.(1) 10,798 613,214
30,253,213
—
Denmark - 3.8%
Carlsberg A/S, Class B 5,906 664,896
Chr Hansen Holding A/S 2,854 210,604
Coloplast A/S, Class B 9,455 1,371,225
Demant A/S* 5,727 124,696
DSV Panalpina A/S 13,398 1,218,268
Genmab A/S* 4,040 811,509
Novo Nordisk A/S, Class B 87,155 5,204,557
Novozymes A/S, Class B 3,754 168,392
Orsted A/S(b) 21,514 2,106,170
Tryg A/S 24,164 588,147
Vestas Wind Systems A/S 12,683 1,031,961
13,500,425
—

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Finland - 1.4%
Elisa OYJ 11,401 $ 703,709
Fortum OYJ 16,670 242,499
Kone OYJ, Class B 30,114 1,686,407
Neste OYJ 22,018 732,045
Orion OYJ, Class B 9,201 374,447
UPM- Kymmene OYJ 39,779 1,084,651
4,823,758
—
France - 9.0%
Accor SA(a) 3,636 97,685
Air Liquide SA 9,615 1,227,331
Airbus SE 33,184 2,139,767
AXA SA 23,258 393,803
BNP Paribas SA 4,372 127,642
Bouygues SA 5,122 148,647
Capgemini SE 2,544 212,583
Cie Generale des Etablissements
Michelin SCA 4,645 406,832
CNP Assurances 7,620 73,781
Credit Agricole SA 24,445 172,970
Danone SA 2,756 176,379
Dassault Systemes SE 13,270 1,937,302
Edenred 14,443 599,377
Electricite de France SA 55,523 434,163
EssilorLuxottica SA 12,880 1,363,667
Faurecia SE 4,781 139,995
Hermes International 2,446 1,664,286
Ipsen SA 4,868 249,533
Kering SA 2,546 1,327,518
Legrand SA 2,988 190,581
L'Oreal SA 5,953 1,540,701
LVMH Moet Hennessy Louis
Vuitton SE 13,129 4,815,081
Orange SA 52,517 635,848
Pernod Ricard SA 4,863 690,236
Peugeot SA 7,875 102,527
Safran SA* 17,156 1,519,973
Sanofi 27,530 2,383,409
Sartorius Stedim Biotech 1,282 255,828
Schneider Electric SE 14,518 1,227,104
SCOR SE 9,686 213,104
SEB SA 1,036 128,315
Sodexo SA(a) 3,300 221,612
Teleperformance 1,125 233,006
Thales SA 7,548 625,094
TOTAL SA 20,318 765,558
Ubisoft Entertainment SA* 3,711 271,241
Valeo SA 9,332 151,885
Veolia Environnement SA 28,559 603,191
Vinci SA 20,644 1,686,808
Vivendi SA 30,525 645,402
31,799,765
—
Germany - 6.4%
adidas AG 7,756 1,722,044
Allianz SE (Registered) 10,644 1,812,647
Aroundtown SA 28,804 144,177
Carl Zeiss Meditec AG 6,836 650,928
Delivery Hero SE*(b) 16,120 1,185,210
Deutsche Boerse AG 9,343 1,283,580
INVESTMENTS SHARES VALUE
Germany - 6.4% (continued)
Deutsche Post AG (Registered) 38,472 $ 1,031,381
Fraport AG Frankfurt Airport
Services Worldwide 3,366 135,499
GEA Group AG 6,902 142,580
Hannover Rueck SE 7,005 989,147
KION Group AG 3,488 150,116
LANXESS AG 482 19,186
Merck KGaA 4,971 501,883
METRO AG 13,707 116,745
MTU Aero Engines AG 4,854 701,873
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 9,765 1,963,453
Puma SE 13,797 810,644
RWE AG 38,686 1,011,701
SAP SE 50,627 5,652,402
Symrise AG 8,607 796,224
Volkswagen AG 3,500 459,192
Vonovia SE 15,825 787,191
Zalando SE*(b) 13,494 508,590
22,576,393
—
Hong Kong - 0.7%
AIA Group Ltd. 19,800 177,302
ASM Pacific Technology Ltd. 17,700 164,120
CLP Holdings Ltd. 14,000 128,240
Hang Lung Properties Ltd. 73,000 147,207
Henderson Land Development Co.
Ltd. 29,700 112,411
Hong Kong & China Gas Co. Ltd. 90,495 148,179
MTR Corp. Ltd. 25,500 131,163
NWS Holdings Ltd. 90,000 91,718
PCCW Ltd. 187,000 102,544
Power Assets Holdings Ltd. 27,500 163,137
Sino Land Co. Ltd. 102,000 128,373
Swire Pacific Ltd., Class A 14,000 89,120
Techtronic Industries Co. Ltd. 100,500 638,166
WH Group Ltd.(b) 174,000 160,604
Wheelock & Co. Ltd. 14,000 94,863
2,477,147
—
Italy - 3.2%
Assicurazioni Generali SpA 46,708 632,650
Atlantia SpA 20,402 253,443
Davide Campari-Milano SpA 53,844 386,135
Enel SpA 461,535 3,183,599
Ferrari NV 10,929 1,683,448
Intesa Sanpaolo SpA 737,096 1,192,667
Leonardo SpA 46,473 307,241
Mediobanca Banca di Credito
Finanziario SpA 61,121 333,304
Moncler SpA 10,999 399,689
Poste Italiane SpA (b) 62,715 527,862
Prysmian SpA 9,142 145,147
Recordati SpA 9,093 383,112
Snam SpA 85,811 392,182
Terna Rete Elettrica Nazionale SpA 154,257 969,639
UniCredit SpA 77,815 602,023
11,392,141
—

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Japan - 25.3%
Advantest Corp. 26,000 $ 1,035,579
Aeon Mall Co. Ltd. 10,300 130,000
Alfresa Holdings Corp. 10,300 191,699
Amada Holdings Co. Ltd. 19,900 155,975
ANA Holdings, Inc. 7,500 182,728
Asahi Intecc Co. Ltd. 26,200 647,980
Astellas Pharma, Inc. 42,000 647,109
Bandai Namco Holdings, Inc. 18,000 873,058
Benesse Holdings, Inc. 7,700 195,951
Casio Computer Co. Ltd. 18,100 253,242
Central Japan Railway Co. 700 112,190
Chugai Pharmaceutical Co. Ltd. 23,000 2,661,003
Chugoku Electric Power Co., Inc.
(The) 12,300 171,612
Daifuku Co. Ltd. 7,500 470,012
Daiichi Sankyo Co. Ltd. 40,800 2,802,007
Daikin Industries Ltd. 12,200 1,472,712
Daiwa House REIT Investment
Corp., REIT 75 183,819
Disco Corp. 3,400 661,480
Fast Retailing Co. Ltd. 3,500 1,428,148
FUJIFILM Holdings Corp. 12,100 596,283
Fujitsu Ltd. 14,700 1,324,010
GMO Payment Gateway, Inc.(a) 6,000 420,512
Hakuhodo DY Holdings, Inc. 12,900 130,160
Hamamatsu Photonics KK 9,300 377,902
Hikari Tsushin, Inc. 4,100 686,065
Hirose Electric Co. Ltd. 1,100 113,402
Hitachi Ltd. 51,600 1,482,283
Hitachi Metals Ltd. 14,700 154,301
Hoshizaki Corp. 1,400 104,722
Hoya Corp. 24,500 2,083,272
Hulic Co. Ltd. 19,900 201,389
ITOCHU Corp. 74,500 1,541,749
Itochu Techno-Solutions Corp. 18,300 521,191
Japan Airport Terminal Co. Ltd. 4,900 188,316
Japan Prime Realty Investment
Corp., REIT 123 371,618
Japan Real Estate Investment
Corp., REIT 154 905,256
Japan Retail Fund Investment
Corp., REIT 157 178,473
Kakaku.com, Inc. 18,700 342,013
Kamigumi Co. Ltd. 9,000 151,916
Kansai Paint Co. Ltd. 11,800 223,822
KDDI Corp. 89,400 2,640,750
Keihan Holdings Co. Ltd. 10,300 456,879
Keio Corp. 5,700 336,490
Keisei Electric Railway Co. Ltd. 12,000 346,777
Keyence Corp. 9,660 3,105,812
Kikkoman Corp. 3,200 135,678
Kintetsu Group Holdings Co. Ltd. 6,100 282,321
Kobayashi Pharmaceutical Co. Ltd. 2,900 268,311
Konami Holdings Corp. 4,800 147,229
Kurita Water Industries Ltd. 6,600 151,420
Kyocera Corp. 15,500 914,667
Kyowa Kirin Co. Ltd. 7,700 172,091
Kyushu Railway Co. 6,500 186,715
LINE Corp.* 8,200 395,898
Lion Corp. 9,500 202,600
INVESTMENTS SHARES VALUE
Japan - 25.3% (continued)
LIXIL Group Corp. 12,700 $ 156,479
M3, Inc. 47,200 1,392,265
Marui Group Co. Ltd. 11,000 184,016
McDonald's Holdings Co. Japan
Ltd. 6,700 302,182
Medipal Holdings Corp. 8,800 164,436
MINEBEA MITSUMI, Inc. 15,100 223,034
Mitsubishi Estate Co. Ltd. 25,600 378,090
Mitsubishi Heavy Industries Ltd. 13,400 337,706
Mitsui & Co. Ltd. 8,600 119,400
Mitsui Fudosan Co. Ltd. 7,700 133,323
MonotaRO Co. Ltd. 5,500 145,318
Murata Manufacturing Co. Ltd. 29,400 1,461,614
Nabtesco Corp. 6,900 157,836
Nidec Corp. 3,600 185,524
Nintendo Co. Ltd. 6,000 2,331,922
Nippon Building Fund, Inc., REIT 153 1,029,224
Nippon Express Co. Ltd. 3,900 190,238
Nippon Paint Holdings Co. Ltd. 17,800 926,530
Nippon Prologis REIT, Inc., REIT 142 357,285
Nippon Telegraph & Telephone
Corp. 153,100 3,661,635
Nissan Chemical Corp. 8,300 300,604
Nisshin Seifun Group, Inc. 12,400 206,860
Nissin Foods Holdings Co. Ltd. 3,400 282,155
Nitori Holdings Co. Ltd. 1,100 148,655
Nomura Holdings, Inc. 144,600 610,227
Nomura Real Estate Holdings, Inc. 8,600 139,155
Nomura Real Estate Master Fund,
Inc., REIT 277 352,322
Nomura Research Institute Ltd. 47,000 992,769
NTT DOCOMO, Inc. 98,100 3,067,892
Obic Co. Ltd. 9,300 1,211,695
Odakyu Electric Railway Co. Ltd. 9,000 197,651
Olympus Corp. 95,600 1,378,103
Omron Corp. 13,400 692,816
Oracle Corp. Japan 4,100 357,614
Oriental Land Co. Ltd. 11,200 1,429,759
ORIX Corp. 7,600 90,673
Otsuka Corp. 2,900 123,629
Pan Pacific International Holdings
Corp. 26,200 496,158
Park24 Co. Ltd. 8,600 126,778
PeptiDream , Inc.* 7,900 274,992
Rakuten , Inc. 46,900 353,582
Recruit Holdings Co. Ltd. 74,600 1,927,013
Renesas Electronics Corp.* 72,900 259,310
Sankyo Co. Ltd. 5,100 147,903
Santen Pharmaceutical Co. Ltd. 12,000 205,941
Secom Co. Ltd. 5,100 421,812
Sega Sammy Holdings, Inc. 13,200 160,146
Sekisui Chemical Co. Ltd. 14,500 191,024
Sekisui House Ltd. 34,800 573,923
SG Holdings Co. Ltd. 14,500 345,368
Sharp Corp.*(a) 18,900 196,192
Shimadzu Corp. 14,000 365,375
Shimano, Inc. 1,700 242,443
Shimizu Corp. 21,800 169,644
Shin-Etsu Chemical Co. Ltd. 21,800 2,142,661
Shionogi & Co. Ltd. 3,300 162,556

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Japan - 25.3% (continued)
Shiseido Co. Ltd. 7,000 $ 411,407
SMC Corp. 3,500 1,467,353
SoftBank Group Corp. 8,100 286,759
Sony Corp. 58,500 3,465,165
Sony Financial Holdings, Inc. 12,900 216,613
Square Enix Holdings Co. Ltd. 4,000 178,703
Stanley Electric Co. Ltd. 5,600 109,921
Subaru Corp. 9,300 177,770
SUMCO Corp. 8,700 110,550
Sumitomo Realty & Development
Co. Ltd. 6,400 156,274
Suzuken Co. Ltd. 5,800 210,725
Sysmex Corp. 6,400 463,199
Taiyo Nippon Sanso Corp. 28,700 424,676
TDK Corp. 8,200 630,491
Terumo Corp. 27,000 925,057
Tobu Railway Co. Ltd. 7,400 258,164
Toho Co. Ltd. 9,400 287,422
Toho Gas Co. Ltd. 10,900 491,381
Tokio Marine Holdings, Inc. 2,500 114,386
Tokyo Electron Ltd. 10,700 1,994,197
Tokyu Corp. 11,600 182,287
Toyo Seikan Group Holdings Ltd. 9,200 104,947
Toyoda Gosei Co. Ltd. 7,500 127,641
Toyota Motor Corp. 62,600 3,772,585
Trend Micro, Inc. 3,100 153,085
Unicharm Corp. 4,000 149,735
United Urban Investment Corp.,
REIT 235 235,109
USS Co. Ltd. 10,400 142,610
Welcia Holdings Co. Ltd. 5,400 379,168
West Japan Railway Co. 6,900 471,925
Yamaha Corp. 7,600 294,541
Yaskawa Electric Corp. 6,600 179,458
Z Holdings Corp. 250,900 799,909
89,675,267
—
Luxembourg - 0.1%
Eurofins Scientific SE 745 363,560
Netherlands - 3.9%
Adyen NV*(b) 885 752,157
Akzo Nobel NV 9,486 623,882
Altice Europe NV* 76,081 293,633
ASML Holding NV 25,193 6,641,250
Just Eat Takeaway*(b) 5,276 398,986
Koninklijke DSM NV 14,167 1,593,630
Koninklijke Philips NV 37,885 1,555,459
Randstad NV* 4,730 166,931
Wolters Kluwer NV 25,073 1,774,770
13,800,698
—
Norway - 0.2%
Gjensidige Forsikring ASA 12,009 204,504
Mowi ASA 8,558 129,392
Orkla ASA 13,740 117,720
Schibsted ASA, Class B 11,928 215,776
667,392
—
INVESTMENTS SHARES VALUE
Portugal - 0.1%
Jeronimo Martins SGPS SA 9,819 $ 177,224
Singapore - 0.5%
Ascendas , REIT 181,000 358,382
CapitaLand Ltd. 50,400 100,998
CapitaLand Mall Trust, REIT 108,400 135,919
ComfortDelGro Corp. Ltd. 125,500 133,637
Jardine Cycle & Carriage Ltd. 6,800 93,495
Singapore Airlines Ltd. 25,600 103,914
Singapore Technologies
Engineering Ltd. 74,000 161,899
United Overseas Bank Ltd. 7,300 100,156
UOL Group Ltd. 27,100 124,333
Venture Corp. Ltd. 16,500 157,180
Wilmar International Ltd. 75,800 171,415
1,641,328
—
South Africa - 0.1%
Anglo American plc 12,246 214,594
Spain - 1.8%
Aena SME SA(b) 2,052 222,631
Amadeus IT Group SA 5,525 260,056
Cellnex Telecom SA(b) 22,973 1,042,112
Endesa SA 19,574 414,194
Ferrovial SA 43,348 1,028,940
Grifols SA 14,030 469,407
Iberdrola SA 291,632 2,852,456
6,289,796
—
Sweden - 3.5%
Alfa Laval AB 15,089 258,339
Assa Abloy AB, Class B 48,365 902,912
Atlas Copco AB, Class A 73,772 2,453,234
Boliden AB 5,949 106,724
Electrolux AB, Series B 9,980 123,290
Electrolux Professional AB, Class
B* 11,232 32,359
Epiroc AB, Class A 41,672 411,781
Essity AB, Class B 15,710 481,254
Hennes & Mauritz AB, Class B 82,649 1,057,642
Hexagon AB, Class B 4,882 206,436
ICA Gruppen AB 10,660 445,219
Industrivarden AB, Class C 9,805 187,741
Investor AB, Class B 25,163 1,135,195
L E Lundbergforetagen AB, Class B 6,752 273,710
Sandvik AB 53,998 759,573
Securitas AB, Class B 12,926 138,857
Skandinaviska Enskilda Banken
AB, Class A 49,768 333,299
Skanska AB, Class B* 24,666 371,203
SKF AB, Class B 32,512 443,046
Swedish Match AB 10,259 580,861
Tele2 AB, Class B 44,473 592,515
Volvo AB, Class B 94,436 1,122,460
12,417,650
—
Switzerland - 14.8%
ABB Ltd. (Registered) 30,804 535,406
Adecco Group AG (Registered) 6,438 253,700
Alcon, Inc.* 3,558 182,279

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Switzerland - 14.8% (continued)
Baloise Holding AG (Registered) 3,867 $ 504,148
Barry Callebaut AG (Registered) 284 568,440
Chocoladefabriken Lindt &
Spruengli AG 89 747,019
Coca-Cola HBC AG 15,239 326,820
EMS- Chemie Holding AG
(Registered) 754 470,250
Geberit AG (Registered) 2,660 1,165,558
Givaudan SA (Registered) 447 1,375,409
Julius Baer Group Ltd.* 5,602 187,653
Kuehne + Nagel International AG
(Registered) 2,686 365,889
LafargeHolcim Ltd. (Registered)* 10,635 388,109
Lonza Group AG (Registered)* 2,704 1,112,220
Nestle SA (Registered) 121,523 12,440,041
Novartis AG (Registered) 103,301 8,522,212
Partners Group Holding AG 1,792 1,226,921
Roche Holding AG 36,449 11,727,174
SGS SA (Registered) 122 281,390
Sika AG (Registered) 9,247 1,518,476
Sonova Holding AG (Registered) 3,927 700,241
STMicroelectronics NV 36,968 794,687
Straumann Holding AG
(Registered) 1,105 807,871
Swiss Life Holding AG (Registered) 3,645 1,223,430
Swiss Prime Site AG (Registered) 3,193 310,776
Swiss Re AG 9,034 695,608
Temenos AG (Registered)* 3,131 408,125
Vifor Pharma AG 4,773 652,984
Zurich Insurance Group AG 8,168 2,869,472
52,362,308
—
United Arab Emirates - 0.0%(c)
NMC Health plc 13,256 19,221
United Kingdom - 8.1%
3i Group plc 56,789 550,264
Admiral Group plc 13,052 359,454
Ashtead Group plc 29,553 638,757
AstraZeneca plc 67,388 6,004,194
Auto Trader Group plc(b) 68,687 371,170
Aviva plc 36,331 119,447
BAE Systems plc 68,337 439,067
Barratt Developments plc 64,340 347,778
Berkeley Group Holdings plc 5,281 235,710
British American Tobacco plc 26,244 894,009
BT Group plc 75,609 109,978
Bunzl plc 10,364 207,452
Burberry Group plc 8,832 143,562
Compass Group plc 59,592 928,450
Croda International plc 4,518 238,359
DCC plc 1,961 122,467
Diageo plc 57,465 1,822,188
Direct Line Insurance Group plc 116,965 427,005
easyJet plc 16,101 111,573
Experian plc 32,046 890,601
GlaxoSmithKline plc 132,888 2,493,533
Hargreaves Lansdown plc 23,127 392,948
HSBC Holdings plc 112,182 629,764
InterContinental Hotels Group plc 4,113 174,980
INVESTMENTS SHARES VALUE
United Kingdom - 8.1% (continued)
Intertek Group plc 14,454 $ 844,476
ITV plc 141,143 115,827
JD Sports Fashion plc 40,506 226,864
Legal & General Group plc 133,260 314,853
London Stock Exchange Group plc 5,684 508,467
Melrose Industries plc 100,247 111,398
Mondi plc 10,030 169,263
National Grid plc 111,896 1,307,424
Next plc 3,026 151,811
Persimmon plc 15,236 360,159
Prudential plc 29,533 370,044
Reckitt Benckiser Group plc 4,680 356,502
RELX plc 26,060 556,184
Rolls-Royce Holdings plc* 26,282 111,080
Sage Group plc (The) 48,044 349,354
Smith & Nephew plc 45,553 802,485
St James's Place plc 14,155 132,178
Taylor Wimpey plc 151,984 218,699
Tesco plc 375,661 1,060,877
Unilever plc 22,505 1,134,931
United Utilities Group plc 35,450 396,824
Vodafone Group plc 114,341 158,184
Whitbread plc 7,536 279,296
28,689,890
—
United States - 0.2%
Bausch Health Cos., Inc.(1)* 7,425 115,071
Ferguson plc 7,344 454,097
569,168
—
TOTAL COMMON STOCKS
(Cost $343,266,934) 344,600,529
SHORT-TERM INVESTMENTS - 1.4%
INVESTMENT COMPANIES - 1.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(1)(d) 15 15
Limited Purpose Cash Investment
Fund, 0.85%(1)(d) 5,050,696 5,057,262
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,050,259) 5,057,277

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(1)(d)(e) 96,548 $ 96,548
Limited Purpose Cash Investment
Fund 0.85%(1)(d)(e) 294,520 294,903
TOTAL SECURITIES LENDING COLLATERAL
(Cost $391,068) 391,451
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.0%
(Cost $348,708,261) 350,049,257
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.0%(f) 3,410,702
NET ASSETS - 100.0% $353,459,959
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 21,105,753 6.0%
Consumer Discretionary 40,199,042 11.4
Consumer Staples 30,543,992 8.6
Energy 5,385,158 1.5
Financials 35,482,237 10.0
Health Care 68,635,905 19.4
Industrials 52,292,194 14.8
Information Technology 42,107,162 11.9
Materials 21,502,709 6.1
Real Estate 9,485,567 2.7
Utilities 17,860,810 5.1
Short-Term Investments 5,057,277 1.4
Securities Lending Collateral 391,451 0.1
Total Investments In Securities
At Value 350,049,257 99.0
Other Assets in Excess of
Liabilities(f) 3,410,702 1.0
Net Assets
$ 353,459,959 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $1,423,636.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $7,741,058, which represents approximately 2.19% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of March 31, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $1,080,020 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 79 6/2020 USD $ 6,159,235 $ 787,822
$ 787,822
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ (13,172) $ (13,172)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 98.1%
Aerospace & Defense - 2.9%
Arconic , Inc.
10,676 $ 171,457
BWX Technologies, Inc.
1,737 84,609
General Dynamics Corp.
5,269 697,141
HEICO Corp.
1,570 117,138
Huntington Ingalls Industries, Inc.
1,500 273,315
L3Harris Technologies, Inc.
1,066 192,008
Lockheed Martin Corp.
6,149 2,084,204
Northrop Grumman Corp.
5,628 1,702,751
Teledyne Technologies, Inc.*
513 152,500
TransDigm Group, Inc.
850 272,161
5,747,284
Air Freight & Logistics - 0.0%(a)
XPO Logistics, Inc.* 1,289 62,839
Airlines - 0.3%
Delta Air Lines, Inc.
7,213 205,787
Southwest Airlines Co.
9,927 353,500
United Airlines Holdings, Inc.*
2,545 80,295
639,582
Auto Components - 0.1%
Gentex Corp. 12,779 283,183
Automobiles - 0.3%
Tesla, Inc.* 1,220 639,280
Banks - 2.5%
Bank of America Corp.
46,082 978,321
Bank OZK
3,758 62,759
Citigroup, Inc.
7,306 307,729
Fifth Third Bancorp
4,544 67,478
First Citizens BancShares , Inc.,
Class A 367 122,163
First Republic Bank
4,040 332,411
Huntington Bancshares, Inc.
10,400 85,384
JPMorgan Chase & Co.
29,350 2,642,380
KeyCorp
14,460 149,950
Pinnacle Financial Partners, Inc.
1,809 67,910
PNC Financial Services Group, Inc.
(The) 743 71,120
SVB Financial Group*
700 105,756
Western Alliance Bancorp
3,532 108,115
5,101,476
Beverages - 1.9%
Coca-Cola Co. (The)
27,606 1,221,565
Constellation Brands, Inc., Class A
4,147 594,514
Monster Beverage Corp.*
4,800 270,048
PepsiCo, Inc.
14,326 1,720,553
3,806,680
Biotechnology - 1.1%
AbbVie, Inc.
1,177 89,676
Alnylam Pharmaceuticals, Inc.*
1,125 122,456
Amgen, Inc.
3,490 707,528
INVESTMENTS SHARES VALUE
Biotechnology - 1.1% (continued)
Exact Sciences Corp.*
3,222 $ 186,876
Incyte Corp.*
2,919 213,758
Neurocrine Biosciences, Inc.*
810 70,106
Regeneron Pharmaceuticals, Inc.*
239 116,701
Seattle Genetics, Inc.*
2,492 287,527
Vertex Pharmaceuticals, Inc.*
2,160 513,972
2,308,600
Building Products - 0.6%
AO Smith Corp.(b)
4,045 152,942
Armstrong World Industries, Inc.
5,036 399,959
Fortune Brands Home & Security,
Inc. 1,893 81,872
Lennox International, Inc.
462 83,987
Masco Corp.
3,043 105,197
Owens Corning
2,263 87,827
Trane Technologies plc
3,592 296,663
1,208,447
Capital Markets - 2.1%
BlackRock, Inc.
365 160,589
Cboe Global Markets, Inc.
1,552 138,516
CME Group, Inc.
4,535 784,147
Interactive Brokers Group, Inc.,
Class A 1,511 65,230
Intercontinental Exchange, Inc.
4,335 350,051
LPL Financial Holdings, Inc.
9,563 520,514
MarketAxess Holdings, Inc.
437 145,333
Moody's Corp.
2,295 485,392
Morgan Stanley
4,270 145,180
Morningstar, Inc.
824 95,790
MSCI, Inc.
1,404 405,700
Northern Trust Corp.
2,636 198,913
S&P Global, Inc.
3,044 745,932
4,241,287
Chemicals - 1.0%
Air Products & Chemicals, Inc.
1,700 339,337
Ecolab, Inc.
2,796 435,701
Linde plc (United Kingdom)
1,465 253,445
PPG Industries, Inc.
2,626 219,533
Scotts Miracle- Gro Co. (The)
3,000 307,200
Sherwin-Williams Co. (The)
961 441,599
1,996,815
Commercial Services & Supplies - 0.7%
Cintas Corp.
848 146,891
Copart , Inc.*
2,139 146,564
Republic Services, Inc.
6,393 479,859
Waste Management, Inc.
5,772 534,256
1,307,570
Communications Equipment - 1.2%
Arista Networks, Inc.*
2,552 516,908
Cisco Systems, Inc.
33,377 1,312,050

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Communications Equipment - 1.2% (continued)
F5 Networks, Inc.*
1,094 $ 116,653
Motorola Solutions, Inc.
762 101,285
Ubiquiti, Inc.
2,306 326,483
2,373,379
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. 3,480 275,860
Construction Materials - 0.2%
Martin Marietta Materials, Inc.
944 178,633
Vulcan Materials Co.
2,911 314,592
493,225
Consumer Finance - 0.4%
American Express Co.
3,959 338,930
Credit Acceptance Corp.*(b)
746 190,745
Navient Corp.
10,107 76,611
Santander Consumer USA
Holdings, Inc. 18,692 260,005
866,291
Containers & Packaging - 0.2%
Ball Corp.
3,413 220,685
Crown Holdings, Inc.*
1,708 99,132
319,817
Distributors - 0.1%
LKQ Corp.*
5,377 110,282
Pool Corp.
759 149,349
259,631
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions,
Inc.* 1,180 120,360
Diversified Financial Services - 0.0%(a)
Berkshire Hathaway, Inc., Class B* 365 66,733
Diversified Telecommunication Services - 1.2%
AT&T, Inc. 80,228 2,338,646
Electric Utilities - 3.5%
Alliant Energy Corp.
13,865 669,541
American Electric Power Co., Inc.
8,036 642,719
Entergy Corp.
6,202 582,802
Eversource Energy
9,302 727,509
FirstEnergy Corp.
21,735 870,922
Hawaiian Electric Industries, Inc.(b)
4,645 199,967
NextEra Energy, Inc.
9,730 2,341,233
Southern Co. (The)
9,499 514,276
Xcel Energy, Inc.
9,910 597,573
7,146,542
Electrical Equipment - 0.1%
Eaton Corp. plc 2,334 181,328
Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp.
2,862 120,834
Corning, Inc.
11,812 242,618
INVESTMENTS SHARES VALUE
Electronic Equipment, Instruments & Components - 0.4%
(continued)
Dolby Laboratories, Inc., Class A
1,816 $ 98,445
Jabil, Inc.
3,242 79,688
Keysight Technologies, Inc.*
1,638 137,068
SYNNEX Corp.
1,195 87,355
Zebra Technologies Corp., Class A*
696 127,786
893,794
Entertainment - 1.6%
Activision Blizzard, Inc.*
10,763 640,183
Electronic Arts, Inc.*
6,096 610,636
Madison Square Garden Co. (The),
Class A* 316 66,806
Netflix, Inc.*
2,524 947,762
Roku, Inc.*
4,952 433,201
Take-Two Interactive Software, Inc.*
733 86,941
Walt Disney Co. (The)
4,986 481,648
3,267,177
Equity Real Estate Investment Trusts (REITs) - 4.5%
American Tower Corp.
8,424 1,834,326
AvalonBay Communities, Inc.
2,379 350,117
Camden Property Trust
763 60,460
Crown Castle International Corp.
4,065 586,986
CyrusOne , Inc.
1,564 96,577
Digital Realty Trust, Inc.
4,081 566,892
Duke Realty Corp.
3,458 111,970
Equinix , Inc.
459 286,678
Equity LifeStyle Properties, Inc.
18,448 1,060,391
Equity Residential
3,063 189,018
Essex Property Trust, Inc.
1,860 409,646
Extra Space Storage, Inc.
4,813 460,893
Healthpeak Properties, Inc.
9,762 232,824
Life Storage, Inc.
1,153 109,016
Medical Properties Trust, Inc.
9,440 163,218
Mid-America Apartment
Communities, Inc. 4,260 438,908
Omega Healthcare Investors, Inc.
3,525 93,553
Realty Income Corp.
6,726 335,358
SBA Communications Corp.
296 79,911
Spirit Realty Capital, Inc.
11,886 310,819
STORE Capital Corp.
8,339 151,103
Sun Communities, Inc.
7,293 910,531
UDR, Inc.
2,100 76,734
WP Carey, Inc.
2,264 131,493
9,047,422
Food & Staples Retailing - 3.2%
Casey's General Stores, Inc.
5,641 747,376
Costco Wholesale Corp.
6,281 1,790,902
Sysco Corp.
2,572 117,360
Walmart, Inc.
33,845 3,845,469
6,501,107

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Food Products - 1.0%
Campbell Soup Co.
4,343 $ 200,473
Conagra Brands, Inc.
8,173 239,796
General Mills, Inc.
2,972 156,833
Hershey Co. (The)
4,860 643,950
Mondelez International, Inc., Class
A 8,827 442,056
Post Holdings, Inc.*
1,066 88,446
Tyson Foods, Inc., Class A
5,543 320,773
2,092,327
Gas Utilities - 0.1%
Atmos Energy Corp. 1,177 116,794
Health Care Equipment & Supplies - 4.3%
Abbott Laboratories
10,679 842,680
Align Technology, Inc.*
2,008 349,292
Baxter International, Inc.
4,579 371,769
Becton Dickinson and Co.
1,281 294,335
Boston Scientific Corp.*
20,239 660,399
Danaher Corp.
5,248 726,376
Dentsply Sirona, Inc.
3,440 133,575
DexCom , Inc.*
2,521 678,830
Edwards Lifesciences Corp.*
3,270 616,787
IDEXX Laboratories, Inc.*
2,339 566,599
Insulet Corp.*
2,487 412,046
Intuitive Surgical, Inc.*
2,336 1,156,811
Masimo Corp.*
1,142 202,271
Medtronic plc
7,205 649,747
ResMed , Inc.
1,105 162,755
STERIS plc
836 117,015
Stryker Corp.
2,501 416,391
Teleflex, Inc.
1,073 314,239
8,671,917
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.
1,061 93,899
Anthem, Inc.
4,358 989,440
Centene Corp.*
4,641 275,722
Chemed Corp.
1,112 481,718
CVS Health Corp.
997 59,152
HCA Healthcare, Inc.
2,023 181,767
UnitedHealth Group, Inc.
11,735 2,926,474
5,008,172
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A* 3,215 502,730
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc.*
653 427,323
Domino's Pizza, Inc.
406 131,572
Hilton Worldwide Holdings, Inc.
1,302 88,849
Marriott International, Inc., Class A
1,483 110,943
McDonald's Corp.
3,466 573,103
Starbucks Corp.
17,686 1,162,678
INVESTMENTS SHARES VALUE
Hotels, Restaurants & Leisure - 1.3% (continued)
Yum! Brands, Inc.
2,650 $ 181,605
2,676,073
Household Durables - 0.7%
DR Horton, Inc.
9,785 332,690
Garmin Ltd.
3,240 242,870
Lennar Corp., Class A
5,787 221,063
NVR, Inc.*
115 295,448
PulteGroup, Inc.
15,206 339,398
1,431,469
Household Products - 1.9%
Church & Dwight Co., Inc.
1,169 75,026
Procter & Gamble Co. (The)
33,244 3,656,840
3,731,866
Industrial Conglomerates - 1.1%
3M Co.
3,200 436,832
Carlisle Cos., Inc.
1,426 178,649
General Electric Co.
99,746 791,983
Honeywell International, Inc.
5,345 715,108
Roper Technologies, Inc.
290 90,425
2,212,997
Insurance - 1.6%
Alleghany Corp.
148 81,748
American Financial Group, Inc.
1,717 120,327
Aon plc
3,090 509,974
Arch Capital Group Ltd.*
8,904 253,408
Brown & Brown, Inc.
3,148 114,020
Chubb Ltd.
4,582 511,763
Cincinnati Financial Corp.
667 50,325
Everest Re Group Ltd.
999 192,227
Hartford Financial Services Group,
Inc. (The) 3,282 115,658
Markel Corp.*
231 214,343
Progressive Corp. (The)
7,933 585,773
RenaissanceRe Holdings Ltd.
513 76,601
Travelers Cos., Inc. (The)
3,459 343,652
3,169,819
Interactive Media & Services - 3.1%
Alphabet, Inc., Class A*
1,509 1,753,382
Facebook, Inc., Class A*
22,352 3,728,314
IAC/InterActiveCorp*
1,557 279,061
Match Group, Inc.*(b)
7,349 485,328
6,246,085
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc.*
1,028 2,004,312
Booking Holdings, Inc.*
191 256,956
eBay, Inc.
5,946 178,737
2,440,005

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
IT Services - 7.9%
Accenture plc, Class A
7,038 $ 1,149,024
Akamai Technologies, Inc.*
1,027 93,960
Automatic Data Processing, Inc.
4,254 581,437
Booz Allen Hamilton Holding Corp.
4,479 307,439
CACI International, Inc., Class A*
494 104,308
Cognizant Technology Solutions
Corp., Class A 4,878 226,681
EPAM Systems, Inc.*
1,173 217,779
Fidelity National Information
Services, Inc. 3,848 468,071
Fiserv, Inc.*
7,112 675,569
FleetCor Technologies, Inc.*
1,395 260,223
Genpact Ltd.
2,911 85,001
Global Payments, Inc.
3,991 575,622
GoDaddy , Inc., Class A*
1,956 111,707
Jack Henry & Associates, Inc.
1,350 209,574
Leidos Holdings, Inc.
822 75,336
Mastercard , Inc., Class A
12,975 3,134,241
MongoDB, Inc.*
963 131,488
Okta , Inc.*
7,267 888,463
PayPal Holdings, Inc.*
11,695 1,119,679
Square, Inc., Class A*
12,932 677,378
Twilio , Inc., Class A*(b)
4,400 393,756
VeriSign, Inc.*
939 169,105
Visa, Inc., Class A
25,958 4,182,353
Western Union Co. (The)
5,645 102,344
15,940,538
Leisure Products - 0.0%(a)
Brunswick Corp. 1,969 69,643
Life Sciences Tools & Services - 1.1%
Bruker Corp.
1,537 55,117
Illumina, Inc.*
1,522 415,689
IQVIA Holdings, Inc.*
2,083 224,672
Thermo Fisher Scientific, Inc.
5,346 1,516,125
2,211,603
Machinery - 1.5%
Caterpillar, Inc.
4,750 551,190
Colfax Corp.*
3,550 70,290
Deere & Co.
2,753 380,354
Dover Corp.
2,076 174,259
Fortive Corp.
2,886 159,278
Illinois Tool Works, Inc.
3,505 498,131
Ingersoll Rand, Inc.*
8,065 200,012
ITT, Inc.
1,677 76,069
Middleby Corp. (The)*
1,800 102,384
Nordson Corp.
909 122,779
Parker-Hannifin Corp.
1,500 194,595
Timken Co. (The)
2,338 75,611
Xylem, Inc.
6,645 432,789
3,037,741
INVESTMENTS SHARES VALUE
Media - 2.1%
Altice USA, Inc., Class A*
4,637 $ 103,359
Cable One, Inc.
884 1,453,305
Charter Communications, Inc.,
Class A* 3,818 1,665,831
Comcast Corp., Class A
27,438 943,318
Liberty Broadband Corp., Class C*
872 96,548
4,262,361
Metals & Mining - 0.2%
Newmont Corp.
6,993 316,643
Reliance Steel & Aluminum Co.
703 61,576
Royal Gold, Inc.
1,081 94,814
473,033
Multiline Retail - 0.8%
Dollar General Corp.
3,921 592,110
Dollar Tree, Inc.*
2,274 167,071
Target Corp.
8,414 782,250
1,541,431
Multi-Utilities - 1.2%
Ameren Corp.
4,264 310,547
CMS Energy Corp.
10,782 633,442
Consolidated Edison, Inc.
1,980 154,440
DTE Energy Co.
3,287 312,166
Sempra Energy
1,637 184,965
WEC Energy Group, Inc.
8,243 726,456
2,322,016
Oil, Gas & Consumable Fuels - 0.0%(a)
Valero Energy Corp. 2,092 94,893
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The),
Class A 6,322 1,007,347
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.
22,646 1,262,288
Eli Lilly & Co.
7,307 1,013,627
Horizon Therapeutics plc*
10,745 318,267
Johnson & Johnson
4,675 613,033
Zoetis, Inc.
9,446 1,111,699
4,318,914
Professional Services - 0.5%
CoStar Group, Inc.*
838 492,082
Equifax, Inc.
651 77,762
TransUnion
3,347 221,505
Verisk Analytics, Inc.
906 126,278
917,627
Road & Rail - 0.8%
CSX Corp.
10,461 599,415
Norfolk Southern Corp.
2,500 365,000
Old Dominion Freight Line, Inc.
2,934 385,117

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Road & Rail - 0.8% (continued)
Union Pacific Corp.
2,312 $ 326,085
1,675,617
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc.*
24,438 1,111,440
Analog Devices, Inc.
949 85,078
Applied Materials, Inc.
15,811 724,460
Broadcom, Inc.
2,634 624,521
Entegris , Inc.
9,379 419,898
Intel Corp.
4,269 231,038
KLA Corp.
3,897 560,155
Lam Research Corp.
3,477 834,480
Marvell Technology Group Ltd.
4,900 110,887
Microchip Technology, Inc.
2,756 186,857
Micron Technology, Inc.*
14,403 605,790
NVIDIA Corp.
7,373 1,943,523
Qorvo , Inc.*
1,206 97,240
QUALCOMM, Inc.
9,738 658,776
Skyworks Solutions, Inc.
3,805 340,091
Teradyne, Inc.
4,922 266,625
Texas Instruments, Inc.
12,751 1,274,207
Universal Display Corp.
675 88,951
Xilinx, Inc.
2,784 216,985
10,381,002
Software - 14.1%
Adobe, Inc.*
10,510 3,344,703
Alteryx, Inc., Class A*
3,266 310,825
ANSYS, Inc.*
2,671 620,927
Atlassian Corp. plc, Class A*
8,049 1,104,806
Autodesk, Inc.*
2,283 356,376
Avalara, Inc.*
3,182 237,377
Coupa Software, Inc.*
3,192 446,018
DocuSign, Inc.*
2,279 210,580
Fair Isaac Corp.*
332 102,153
Fortinet, Inc.*
1,306 132,128
Guidewire Software, Inc.*
2,220 176,068
Intuit, Inc.
4,182 961,860
Microsoft Corp.
93,954 14,817,485
Palo Alto Networks, Inc.*
1,095 179,536
Paycom Software, Inc.*
2,422 489,268
Paylocity Holding Corp.*
1,109 97,947
RingCentral, Inc., Class A*
4,984 1,056,160
salesforce.com, Inc.*
6,637 955,595
ServiceNow , Inc.*
4,455 1,276,714
Smartsheet , Inc., Class A*
1,825 75,756
Splunk , Inc.*
1,580 199,443
SS&C Technologies Holdings, Inc.
2,522 110,514
Trade Desk, Inc. (The), Class A*
532 102,676
VMware, Inc., Class A*
2,626 318,009
Zendesk , Inc.*
7,803 499,470
Zscaler , Inc.*(b)
2,599 158,175
28,340,569
INVESTMENTS SHARES VALUE
Specialty Retail - 2.3%
AutoZone, Inc.*
172 $ 145,512
Best Buy Co., Inc.
2,009 114,513
Burlington Stores, Inc.*
2,806 444,639
CarMax, Inc.*
1,221 65,726
Floor & Decor Holdings, Inc., Class
A* 5,124 164,429
Home Depot, Inc. (The)
6,163 1,150,694
Lowe's Cos., Inc.
5,244 451,246
O'Reilly Automotive, Inc.*
1,664 500,947
Ross Stores, Inc.
9,970 867,091
TJX Cos., Inc. (The)
6,890 329,411
Ulta Beauty, Inc.*
1,847 324,518
4,558,726
Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.
55,481 14,108,264
NetApp, Inc.
1,738 72,457
14,180,721
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc.*
1,508 285,841
NIKE, Inc., Class B
8,122 672,014
VF Corp.
4,055 219,295
1,177,150
Trading Companies & Distributors - 0.0%(a)
HD Supply Holdings, Inc.* 2,092 59,476
Water Utilities - 0.4%
American Water Works Co., Inc. 6,713 802,606
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.* 8,471 710,717
TOTAL COMMON STOCKS
(Cost $148,010,145) 197,878,340
SHORT-TERM INVESTMENTS - 2.1%
INVESTMENT COMPANIES - 2.1%
Limited Purpose Cash Investment
Fund, 0.85%(c)
(Cost $4,113,100) 4,113,833 4,119,181

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
SECURITIES LENDING COLLATERAL - 0.7%
Investment Companies - 0.7%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(c)(d) 335,009 $ 335,009
Limited Purpose Cash Investment
Fund 0.85%(c)(d) 1,021,945 1,023,273
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,356,954) 1,358,282
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.9%
(Cost $153,480,199) 203,355,803
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.9)%(e) (1,732,616)
NET ASSETS - 100.0% $201,623,187
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 16,824,987 8.3%
Consumer Discretionary 15,196,951 7.5
Consumer Staples 17,139,327 8.5
Energy 94,893 0.0 (a)
Financials 13,445,607 6.7
Health Care 23,021,936 11.4
Industrials 17,326,366 8.6
Information Technology 72,110,003 35.8
Materials 3,282,890 1.6
Real Estate 9,047,422 4.5
Utilities 10,387,958 5.2
Short-Term Investments 4,119,181 2.1
Securities Lending Collateral 1,358,282 0.7
Total Investments In Securities
At Value 203,355,803 100.9
Liabilities in Excess of Other
Assets(e) (1,732,616) (0.9)
Net Assets
$ 201,623,187 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $1,327,296.
(c) Represents 7-day effective yield as of March 31, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 20 6/2020 USD $ 2,569,700 $ 11,127
$ 11,127
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 495,682 $ 495,682

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 96.0%
Aerospace & Defense - 1.9%
AAR Corp.
932 $ 16,552
Aerojet Rocketdyne Holdings, Inc.*
3,695 154,562
AeroVironment, Inc.*
414 25,238
Axon Enterprise, Inc.*
1,679 118,823
Cubic Corp.
579 23,919
Ducommun, Inc.*
1,446 35,933
Kratos Defense & Security
Solutions, Inc.* 4,858 67,235
Maxar Technologies, Inc.
3,803 40,616
Mercury Systems, Inc.*
2,286 163,083
Moog, Inc., Class A
817 41,283
Triumph Group, Inc.
3,370 22,781
Vectrus, Inc.*
1,101 45,592
755,617
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*
995 18,189
Forward Air Corp.
274 13,878
32,067
Airlines - 0.2%
Allegiant Travel Co.
643 52,598
SkyWest, Inc.
1,381 36,168
88,766
Auto Components - 0.6%
Cooper Tire & Rubber Co.
1,986 32,372
Fox Factory Holding Corp.*
1,191 50,022
Gentherm, Inc.*
1,871 58,749
LCI Industries(a)
562 37,559
Standard Motor Products, Inc.
1,077 44,771
223,473
Automobiles - 0.1%
Winnebago Industries, Inc. 1,387 38,572
Banks - 2.7%
Allegiance Bancshares, Inc.
1,709 41,204
Banner Corp.
366 12,093
Carter Bank & Trust
2,383 21,876
Central Pacific Financial Corp.
835 13,277
City Holding Co.
492 32,733
Community Bank System, Inc.
439 25,813
Enterprise Financial Services Corp.
616 17,193
First Bancorp/PR
9,926 52,806
First Financial Bankshares, Inc.
2,155 57,840
First Interstate BancSystem, Inc.,
Class A 1,291 37,232
Glacier Bancorp, Inc.
700 23,804
Great Southern Bancorp, Inc.
460 18,584
Great Western Bancorp, Inc.
996 20,398
Independent Bank Corp.
530 34,116
Independent Bank Corp./MI
4,596 59,151
Lakeland Financial Corp.
1,783 65,525
INVESTMENTS SHARES VALUE
Banks - 2.7% (continued)
National Bank Holdings Corp.,
Class A 947 $ 22,633
OFG Bancorp
4,104 45,883
Old Second Bancorp, Inc.
3,326 22,983
Peoples Bancorp, Inc.
732 16,214
Preferred Bank
592 20,021
QCR Holdings, Inc.
517 13,995
Republic Bancorp, Inc., Class A
560 18,497
S&T Bancorp, Inc.
617 16,856
Seacoast Banking Corp. of
Florida*(a) 1,369 25,066
ServisFirst Bancshares, Inc.
4,062 119,098
Southside Bancshares, Inc.
813 24,707
TriCo Bancshares
718 21,411
TriState Capital Holdings, Inc.*
1,369 13,238
Triumph Bancorp, Inc.*
1,588 41,288
Trustmark Corp.
538 12,535
United Bankshares, Inc.
812 18,741
United Community Banks, Inc.
800 14,648
Veritex Holdings, Inc.
1,029 14,375
Westamerica Bancorp
610 35,856
1,051,690
Beverages - 0.9%
Boston Beer Co., Inc. (The), Class
A* 671 246,633
Coca-Cola Consolidated, Inc.
459 95,715
342,348
Biotechnology - 10.1%
ACADIA Pharmaceuticals, Inc.*
7,837 331,113
Acceleron Pharma, Inc.*
1,171 105,238
Adverum Biotechnologies, Inc.*(a)
7,460 72,884
Agenus, Inc.*
6,496 15,915
Allakos, Inc.*(a)
2,084 92,717
Anika Therapeutics, Inc.*
485 14,021
Apellis Pharmaceuticals, Inc.*
3,898 104,427
Ardelyx, Inc.*
6,150 34,963
Arena Pharmaceuticals, Inc.*
711 29,862
Arrowhead Pharmaceuticals,
Inc.*(a) 5,833 167,815
Athersys, Inc.*
13,981 41,943
Avid Bioservices, Inc.*
1,371 7,006
Biohaven Pharmaceutical Holding
Co. Ltd.* 1,207 41,074
BioSpecifics Technologies Corp.*
538 30,435
Bioxcel Therapeutics, Inc.*
1,953 43,650
Blueprint Medicines Corp.*
234 13,684
CareDx, Inc.*(a)
936 20,433
Catalyst Pharmaceuticals, Inc.*
13,909 53,550
CEL-SCI Corp.*(a)
6,587 76,014
ChemoCentryx, Inc.*
3,517 141,313
Coherus Biosciences, Inc.*
3,853 62,496
Constellation Pharmaceuticals,
Inc.* 2,313 72,698
CTI BioPharma Corp.*
704 648

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Biotechnology - 10.1% (continued)
Cue Biopharma, Inc.*
2,182 $ 30,963
Cytokinetics, Inc.*(a)
1,443 17,013
Deciphera Pharmaceuticals, Inc.*
2,565 105,601
Denali Therapeutics, Inc.*(a)
1,367 23,936
Dicerna Pharmaceuticals, Inc.*
4,223 77,576
Eidos Therapeutics, Inc.*(a)
2,661 130,362
Emergent BioSolutions, Inc.*
288 16,664
Enanta Pharmaceuticals, Inc.*
279 14,349
Epizyme, Inc.*
5,490 85,150
Esperion Therapeutics, Inc.*(a)
624 19,675
Fate Therapeutics, Inc.*
4,305 95,614
Global Blood Therapeutics, Inc.*
2,735 139,731
Halozyme Therapeutics, Inc.*
1,032 18,566
Homology Medicines, Inc.*
1,527 23,730
Immunomedics, Inc.*(a)
960 12,941
Invitae Corp.*(a)
3,112 42,541
Iovance Biotherapeutics, Inc.*
7,423 222,207
Kadmon Holdings, Inc.*
5,900 24,721
Karyopharm Therapeutics, Inc.*(a)
4,620 88,750
Krystal Biotech, Inc.*(a)
1,548 66,935
Kura Oncology, Inc.*
1,831 18,218
MeiraGTx Holdings plc*
1,258 16,908
Mirati Therapeutics, Inc.*
2,073 159,351
Momenta Pharmaceuticals, Inc.*
6,369 173,237
Natera, Inc.*
5,013 149,688
PDL BioPharma, Inc.*
10,892 30,715
Pfenex, Inc.*
4,213 37,159
Protagonist Therapeutics, Inc.*
2,461 17,375
PTC Therapeutics, Inc.*
2,436 108,670
Radius Health, Inc.*
1,393 18,109
REGENXBIO, Inc.*
443 14,344
Retrophin, Inc.*
1,727 25,197
Scholar Rock Holding Corp.*
2,042 24,729
TG Therapeutics, Inc.*(a)
6,296 61,953
Veracyte, Inc.*
3,934 95,636
Vericel Corp.*
4,138 37,945
Voyager Therapeutics, Inc.*
1,882 17,220
XBiotech, Inc.*
4,513 47,928
Xencor, Inc.*
1,235 36,902
ZIOPHARM Oncology, Inc.*(a)
7,436 18,218
3,940,426
Building Products - 2.1%
AAON, Inc.
2,440 117,901
Advanced Drainage Systems, Inc.
2,580 75,955
American Woodmark Corp.*
727 33,129
Builders FirstSource, Inc.*
7,061 86,356
CSW Industrials, Inc.
564 36,575
Gibraltar Industries, Inc.*
1,568 67,299
Griffon Corp.
2,393 30,272
JELD-WEN Holding, Inc.*
2,104 20,472
Masonite International Corp.*
309 14,662
PGT Innovations, Inc.*
1,534 12,870
Simpson Manufacturing Co., Inc.
1,148 71,153
Trex Co., Inc.*
1,886 151,144
INVESTMENTS SHARES VALUE
Building Products - 2.1% (continued)
Universal Forest Products, Inc.
2,865 $ 106,549
824,337
Capital Markets - 1.8%
Artisan Partners Asset
Management, Inc., Class A 883 18,976
Blucora, Inc.*
1,280 15,424
Cohen & Steers, Inc.
1,764 80,174
Federated Hermes, Inc., Class B
5,014 95,517
Hamilton Lane, Inc., Class A
3,174 175,554
Houlihan Lokey, Inc.
2,591 135,043
Oppenheimer Holdings, Inc., Class
A 1,046 20,669
Piper Sandler Cos.
500 25,285
PJT Partners, Inc., Class A
1,345 58,359
Stifel Financial Corp.
1,278 52,756
Virtus Investment Partners, Inc.
230 17,505
695,262
Chemicals - 0.7%
Advanced Emissions Solutions, Inc.
2,111 13,869
Amyris, Inc.*(a)
4,849 12,413
Balchem Corp.
436 43,042
Chase Corp.
298 24,522
Hawkins, Inc.
436 15,522
Innospec, Inc.(a)
790 54,897
Koppers Holdings, Inc.*
1,068 13,211
Minerals Technologies, Inc.
500 18,130
Sensient Technologies Corp.
523 22,756
Stepan Co.
710 62,807
281,169
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.
3,311 80,656
Brady Corp., Class A
2,355 106,281
Brink's Co. (The)
1,062 55,277
Casella Waste Systems, Inc., Class
A* 2,339 91,361
Cimpress plc (Ireland)*(a)
277 14,736
Covanta Holding Corp.
3,559 30,430
Ennis, Inc.
1,346 25,278
Heritage-Crystal Clean, Inc.*
1,063 17,263
Herman Miller, Inc.
2,087 46,331
HNI Corp.
664 16,726
Kimball International, Inc., Class B
1,371 16,329
Knoll, Inc.
1,549 15,986
McGrath RentCorp
1,981 103,765
MSA Safety, Inc.
1,049 106,159
SP Plus Corp.*
660 13,695
Steelcase, Inc., Class A
5,022 49,567
Tetra Tech, Inc.
2,293 161,932
UniFirst Corp.
167 25,232
Viad Corp.
1,148 24,372
1,001,376

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Communications Equipment - 1.3%
ADTRAN, Inc.
2,026 $ 15,560
Comtech Telecommunications
Corp. 1,871 24,865
Harmonic, Inc.*
7,195 41,443
Infinera Corp.*(a)
6,078 32,213
Inseego Corp.*
7,473 46,557
InterDigital, Inc.
582 25,975
Lumentum Holdings, Inc.*
2,730 201,201
Viavi Solutions, Inc.*
11,171 125,227
513,041
Construction & Engineering - 1.1%
Ameresco, Inc., Class A*
2,545 43,341
Argan, Inc.
593 20,500
Comfort Systems USA, Inc.
1,122 41,009
Construction Partners, Inc., Class
A* 991 16,738
EMCOR Group, Inc.
1,110 68,065
Great Lakes Dredge & Dock Corp.*
8,784 72,907
MasTec, Inc.*(a)
2,312 75,672
NV5 Global, Inc.*
857 35,386
Sterling Construction Co., Inc.*
3,746 35,587
WillScot Corp.*
1,871 18,953
428,158
Construction Materials - 0.3%
Forterra, Inc.*
4,733 28,303
Summit Materials, Inc., Class A*
6,337 95,055
123,358
Consumer Finance - 0.2%
Encore Capital Group, Inc.*
864 20,200
Enova International, Inc.*
1,107 16,041
EZCORP, Inc., Class A*
3,335 13,907
FirstCash, Inc.
215 15,424
Nelnet, Inc., Class A
400 18,164
83,736
Containers & Packaging - 0.1%
UFP Technologies, Inc.* 667 25,406
Diversified Consumer Services - 1.1%
Chegg, Inc.*
3,602 128,879
Collectors Universe, Inc.
815 12,771
Laureate Education, Inc., Class A*
6,111 64,227
Perdoceo Education Corp.*(a)
9,718 104,857
Regis Corp.*(a)
3,337 19,722
Strategic Education, Inc.
800 111,808
442,264
Diversified Financial Services - 0.2%
Cannae Holdings, Inc.* 2,596 86,940
Diversified Telecommunication Services - 0.8%
Anterix, Inc.*
581 26,534
Bandwidth, Inc., Class A*
313 21,062
INVESTMENTS SHARES VALUE
Diversified Telecommunication Services - 0.8% (continued)
Cogent Communications Holdings,
Inc. 1,836 $ 150,497
Iridium Communications, Inc.*
4,969 110,958
Vonage Holdings Corp.*
2,700 19,521
328,572
Electric Utilities - 0.9%
Genie Energy Ltd., Class B
3,602 25,862
MGE Energy, Inc.
1,465 95,914
Otter Tail Corp.
1,220 54,241
PNM Resources, Inc.
2,312 87,856
Portland General Electric Co.
2,144 102,783
366,656
Electrical Equipment - 1.4%
Atkore International Group, Inc.*
2,357 49,662
AZZ, Inc.
516 14,510
Encore Wire Corp.
563 23,640
Generac Holdings, Inc.*
2,841 264,696
Plug Power, Inc.*(a)
21,430 75,862
Sunrun, Inc.*(a)
4,994 50,439
Thermon Group Holdings, Inc.*
1,079 16,261
Vivint Solar, Inc.*(a)
8,085 35,332
530,402
Electronic Equipment, Instruments & Components - 2.1%
Badger Meter, Inc.
1,667 89,351
ePlus, Inc.*
949 59,426
Fabrinet (Thailand)*
1,195 65,199
Insight Enterprises, Inc.*
1,746 73,559
Itron, Inc.*
548 30,595
Knowles Corp.*
4,301 57,547
Methode Electronics, Inc.
887 23,443
Napco Security Technologies, Inc.*
1,505 22,831
Novanta, Inc.*
1,886 150,654
OSI Systems, Inc.*
1,073 73,951
PAR Technology Corp.*(a)
1,602 20,602
PC Connection, Inc.
468 19,286
Plexus Corp.*
600 32,736
Rogers Corp.*
159 15,013
Sanmina Corp.*
1,706 46,540
TTM Technologies, Inc.*
2,264 23,410
Vishay Intertechnology, Inc.
1,024 14,756
Vishay Precision Group, Inc.*
778 15,622
834,521
Energy Equipment & Services - 0.3%
Cactus, Inc., Class A
1,172 13,595
DMC Global, Inc.
2,204 50,714
Helix Energy Solutions Group, Inc.*
9,815 16,097
Matrix Service Co.*
4,167 39,461
119,867

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Entertainment - 0.1%
Glu Mobile, Inc.*
2,437 $ 15,329
Liberty Media Corp.-Liberty Braves,
Class C* 1,059 20,184
35,513
Equity Real Estate Investment Trusts (REITs) - 7.5%
Acadia Realty Trust
976 12,093
Agree Realty Corp.
2,030 125,657
Alexander & Baldwin, Inc.
1,199 13,453
Alexander's, Inc.
73 20,144
American Assets Trust, Inc.
3,855 96,375
Armada Hoffler Properties, Inc.
2,371 25,370
Bluerock Residential Growth REIT,
Inc. 2,296 12,789
CareTrust REIT, Inc.
3,135 46,367
EastGroup Properties, Inc.
1,989 207,811
Essential Properties Realty Trust,
Inc. 4,009 52,357
First Industrial Realty Trust, Inc.
3,813 126,706
Four Corners Property Trust, Inc.
1,074 20,094
Getty Realty Corp.
1,662 39,456
Gladstone Commercial Corp.
2,751 39,504
Global Net Lease, Inc.
3,770 50,405
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 1,906 38,901
Healthcare Realty Trust, Inc.
1,859 51,922
Independence Realty Trust, Inc.
5,020 44,879
Industrial Logistics Properties Trust
1,293 22,679
Innovative Industrial Properties, Inc.
1,433 108,808
Investors Real Estate Trust
655 36,025
Lexington Realty Trust
6,850 68,020
LTC Properties, Inc.
1,546 47,771
Monmouth Real Estate Investment
Corp. 2,025 24,401
National Health Investors, Inc.
1,623 80,371
National Storage Affiliates Trust
4,108 121,597
NexPoint Residential Trust, Inc.
2,833 71,420
One Liberty Properties, Inc.
932 12,983
Physicians Realty Trust
3,560 49,626
Piedmont Office Realty Trust, Inc.,
Class A 2,404 42,455
PS Business Parks, Inc.
1,883 255,184
QTS Realty Trust, Inc., Class A
1,585 91,946
Rexford Industrial Realty, Inc.
5,763 236,341
Ryman Hospitality Properties, Inc.
1,495 53,596
Sabra Health Care REIT, Inc.
5,304 57,920
Safehold, Inc.
2,018 127,598
Saul Centers, Inc.
490 16,042
STAG Industrial, Inc.
4,096 92,242
Terreno Realty Corp.
3,861 199,807
UMH Properties, Inc.
1,668 18,114
Universal Health Realty Income
Trust 733 73,894
2,933,123
INVESTMENTS SHARES VALUE
Food & Staples Retailing - 0.3%
Chefs' Warehouse, Inc. (The)*
2,306 $ 23,221
Ingles Markets, Inc., Class A
529 19,129
Performance Food Group Co.*
3,473 85,853
128,203
Food Products - 2.0%
Calavo Growers, Inc.
308 17,768
Darling Ingredients, Inc.*
3,728 71,466
Freshpet, Inc.*
2,802 178,964
J&J Snack Foods Corp.
711 86,031
John B Sanfilippo & Son, Inc.
879 78,583
Lancaster Colony Corp.
523 75,647
Sanderson Farms, Inc.
897 110,618
Simply Good Foods Co. (The)*
4,697 90,464
Tootsie Roll Industries, Inc.
1,384 49,780
759,321
Gas Utilities - 0.4%
Chesapeake Utilities Corp.
446 38,227
Northwest Natural Holding Co.
255 15,746
ONE Gas, Inc.
1,373 114,810
168,783
Health Care Equipment & Supplies - 4.5%
Alphatec Holdings, Inc.*
6,627 22,863
Antares Pharma, Inc.*
16,954 40,011
Apyx Medical Corp.*
4,000 14,360
AtriCure, Inc.*
1,351 45,380
Cardiovascular Systems, Inc.*
1,509 53,132
CONMED Corp.
729 41,750
CryoPort, Inc.*(a)
6,759 115,376
Glaukos Corp.*(a)
375 11,573
Globus Medical, Inc., Class A*
1,247 53,035
Haemonetics Corp.*
1,156 115,207
Heska Corp.*
669 36,996
Integer Holdings Corp.*
969 60,911
Invacare Corp.
3,554 26,406
Lantheus Holdings, Inc.*
1,479 18,872
LeMaitre Vascular, Inc.
1,341 33,418
Mesa Laboratories, Inc.
397 89,758
Natus Medical, Inc.*
787 18,203
Neogen Corp.*
398 26,662
Nevro Corp.*
1,590 158,968
Novocure Ltd.*
5,006 337,104
NuVasive, Inc.*
768 38,907
OrthoPediatrics Corp.*
618 24,498
Quidel Corp.*
999 97,712
STAAR Surgical Co.*
885 28,550
Tactile Systems Technology,
Inc.*(a) 824 33,092
Tandem Diabetes Care, Inc.*
2,509 161,454
Zynex, Inc.*
3,073 34,018
1,738,216

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Health Care Providers & Services - 2.5%
Addus HomeCare Corp.*
1,402 94,775
Amedisys, Inc.*(a)
941 172,711
BioTelemetry, Inc.*
876 33,735
Catasys, Inc.*(a)
1,248 19,007
CorVel Corp.*
774 42,191
Ensign Group, Inc. (The)
2,388 89,813
Hanger, Inc.*
1,594 24,835
Joint Corp. (The)*
1,379 14,962
LHC Group, Inc.*
1,203 168,661
National HealthCare Corp.
476 34,143
National Research Corp.
400 18,192
Providence Service Corp. (The)*
400 21,952
R1 RCM, Inc.*
10,227 92,963
RadNet, Inc.*
2,195 23,069
Select Medical Holdings Corp.*
2,988 44,820
Tenet Healthcare Corp.*
1,713 24,667
Triple-S Management Corp., Class
B* 2,560 36,096
US Physical Therapy, Inc.
353 24,357
980,949
Health Care Technology - 1.9%
Inovalon Holdings, Inc., Class A*
6,258 104,258
Inspire Medical Systems, Inc.*
1,262 76,074
Omnicell, Inc.*
1,073 70,367
Teladoc Health, Inc.*
2,957 458,365
Vocera Communications, Inc.*
809 17,183
726,247
Hotels, Restaurants & Leisure - 1.3%
Churchill Downs, Inc.
1,156 119,010
Denny's Corp.*
2,000 15,360
Dine Brands Global, Inc.
690 19,789
Everi Holdings, Inc.*
4,690 15,477
Lindblad Expeditions Holdings, Inc.*
4,004 16,697
Marriott Vacations Worldwide Corp.
843 46,854
Papa John's International, Inc.
386 20,601
Scientific Games Corp.*(a)
2,343 22,727
SeaWorld Entertainment, Inc.*(a)
3,526 38,857
Shake Shack, Inc., Class A*
1,089 41,099
Wingstop, Inc.
1,785 142,264
498,735
Household Durables - 2.6%
Beazer Homes USA, Inc.*
3,484 22,437
Cavco Industries, Inc.*
132 19,132
GoPro, Inc., Class A*
4,659 12,206
Helen of Troy Ltd.*
1,321 190,264
Installed Building Products, Inc.*
1,433 57,134
KB Home
4,467 80,853
La-Z-Boy, Inc.
1,058 21,742
LGI Homes, Inc.*
951 42,938
M/I Homes, Inc.*
2,504 41,391
MDC Holdings, Inc.
5,684 131,869
INVESTMENTS SHARES VALUE
Household Durables - 2.6% (continued)
Meritage Homes Corp.*
4,432 $ 161,812
Purple Innovation, Inc.*
2,584 14,677
Taylor Morrison Home Corp.*
6,687 73,557
TopBuild Corp.*
1,676 120,069
TRI Pointe Group, Inc.*
2,759 24,196
1,014,277
Household Products - 0.3%
Central Garden & Pet Co., Class A*
1,540 39,378
WD-40 Co.
366 73,511
112,889
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc., Class C
1,476 27,749
Ormat Technologies, Inc.
598 40,460
TerraForm Power, Inc., Class A
9,070 143,034
211,243
Insurance - 2.8%
AMERISAFE, Inc.
1,251 80,652
Argo Group International Holdings
Ltd. 2,000 74,120
eHealth, Inc.*
1,673 235,592
Enstar Group Ltd.*
571 90,817
Goosehead Insurance, Inc., Class
A*(a) 2,138 95,419
James River Group Holdings Ltd.
2,244 81,323
Kinsale Capital Group, Inc.
577 60,314
MBIA, Inc.*
2,965 21,170
National General Holdings Corp.
2,294 37,966
RLI Corp.
2,088 183,598
Selective Insurance Group, Inc.
606 30,118
Trupanion, Inc.*
796 20,720
United Fire Group, Inc.
1,284 41,871
United Insurance Holdings Corp.
1,698 15,689
Universal Insurance Holdings, Inc.
1,100 19,712
1,089,081
Interactive Media & Services - 0.2%
EverQuote, Inc., Class A*
2,061 54,101
QuinStreet, Inc.*
2,174 17,501
71,602
Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A*
3,404 45,035
Rubicon Project, Inc. (The)*
7,766 43,101
88,136
IT Services - 2.6%
Cardtronics plc, Class A*
2,455 51,358
CSG Systems International, Inc.
1,655 69,262
EVERTEC, Inc.
4,430 100,694
Evo Payments, Inc., Class A*
2,519 38,541
ExlService Holdings, Inc.*
374 19,459
I3 Verticals, Inc., Class A*
852 16,265

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
IT Services - 2.6% (continued)
KBR, Inc.
6,698 $ 138,515
LiveRamp Holdings, Inc.*
641 21,102
ManTech International Corp., Class
A 1,140 82,844
MAXIMUS, Inc.
934 54,359
NIC, Inc.
2,063 47,449
Paysign, Inc.*(a)
4,297 22,172
Perficient, Inc.*
2,002 54,234
Perspecta, Inc.
4,037 73,635
Science Applications International
Corp. 988 73,734
TTEC Holdings, Inc.
1,579 57,981
Tucows, Inc., Class A*
1,347 65,006
Virtusa Corp.*
1,416 40,214
1,026,824
Leisure Products - 0.1%
Acushnet Holdings Corp.
1,201 30,890
Clarus Corp.
2,070 20,286
51,176
Life Sciences Tools & Services - 2.1%
Codexis, Inc.*
2,966 33,101
Medpace Holdings, Inc.*
2,108 154,685
NanoString Technologies, Inc.*(a)
3,109 74,771
NeoGenomics, Inc.*
5,942 164,059
Quanterix Corp.*(a)
1,720 31,596
Repligen Corp.*
2,550 246,177
Syneos Health, Inc.*
3,248 128,036
832,425
Machinery - 2.9%
Alamo Group, Inc.
289 25,657
Albany International Corp., Class A
1,354 64,085
Chart Industries, Inc.*
935 27,096
Columbus McKinnon Corp.
620 15,500
Douglas Dynamics, Inc.
715 25,390
ESCO Technologies, Inc.
1,106 83,957
Evoqua Water Technologies Corp.*
6,237 69,917
Federal Signal Corp.
2,750 75,020
Franklin Electric Co., Inc.
777 36,620
John Bean Technologies Corp.
670 49,761
Kadant, Inc.
620 46,283
Luxfer Holdings plc (United
Kingdom) 1,438 20,333
Meritor, Inc.*
2,425 32,131
Miller Industries, Inc.
867 24,519
Mueller Industries, Inc.
1,733 41,488
Mueller Water Products, Inc., Class
A(a) 2,882 23,085
Proto Labs, Inc.*
165 12,561
RBC Bearings, Inc.*
562 63,388
Rexnord Corp.
1,801 40,829
Spartan Motors, Inc.
4,035 52,092
SPX Corp.*
2,755 89,923
INVESTMENTS SHARES VALUE
Machinery - 2.9% (continued)
SPX FLOW, Inc.*
1,387 $ 39,419
Standex International Corp.
358 17,549
Tennant Co.(a)
272 15,762
TriMas Corp.*
882 20,374
Watts Water Technologies, Inc.,
Class A 1,153 97,601
1,110,340
Marine - 0.2%
Costamare, Inc. (Monaco)
7,439 33,624
Matson, Inc.(a)
1,316 40,296
73,920
Media - 0.7%
Cardlytics, Inc.*
1,984 69,361
EW Scripps Co. (The), Class A
1,802 13,587
Fluent, Inc.*
8,530 9,980
Gray Television, Inc.*
3,702 39,760
TechTarget, Inc.*
1,420 29,266
TEGNA, Inc.(a)
9,657 104,875
266,829
Metals & Mining - 0.8%
Carpenter Technology Corp.
845 16,477
Coeur Mining, Inc.*
4,149 13,318
Commercial Metals Co.
2,024 31,959
Compass Minerals International,
Inc. 899 34,585
Kaiser Aluminum Corp.
258 17,874
Materion Corp.
771 26,993
Novagold Resources, Inc.
(Canada)* 17,660 130,331
Worthington Industries, Inc.
749 19,661
291,198
Multi-Utilities - 0.7%
Black Hills Corp.
2,360 151,111
NorthWestern Corp.
1,382 82,685
Unitil Corp.
960 50,227
284,023
Oil, Gas & Consumable Fuels - 1.4%
CVR Energy, Inc.
4,600 76,038
DHT Holdings, Inc.(a)
8,215 63,009
Dorian LPG Ltd.*
2,410 20,991
Energy Fuels, Inc.*(a)
13,254 15,640
Magnolia Oil & Gas Corp., Class A*
3,044 12,176
Nordic American Tankers Ltd.
8,294 37,572
Par Pacific Holdings, Inc.*
1,797 12,759
REX American Resources Corp.*
300 13,953
Scorpio Tankers, Inc. (Monaco)
4,501 86,059
Teekay Tankers Ltd., Class A*
4,039 89,827
World Fuel Services Corp.
4,606 115,979
544,003

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Paper & Forest Products - 0.3%
Boise Cascade Co.
1,122 $ 26,681
Louisiana-Pacific Corp.
2,637 45,304
PH Glatfelter Co.
1,708 20,872
Schweitzer-Mauduit International,
Inc. 950 26,429
Verso Corp., Class A*
1,275 14,382
133,668
Personal Products - 0.2%
Inter Parfums, Inc.
1,230 57,011
Lifevantage Corp.*
1,804 18,581
Revlon, Inc., Class A*(a)
1,108 12,110
87,702
Pharmaceuticals - 2.0%
Amphastar Pharmaceuticals, Inc.*
1,947 28,894
ANI Pharmaceuticals, Inc.*
633 25,788
Axsome Therapeutics, Inc.*
2,669 157,017
BioDelivery Sciences International,
Inc.* 10,694 40,530
Cara Therapeutics, Inc.*
1,783 23,554
Chiasma, Inc.*
5,756 21,009
Intra-Cellular Therapies, Inc.*
1,228 18,874
Lannett Co., Inc.*
5,182 36,015
MyoKardia, Inc.*
541 25,362
Odonate Therapeutics, Inc.*
816 22,530
Pacira BioSciences, Inc.*
1,072 35,944
Reata Pharmaceuticals, Inc., Class
A* 1,681 242,636
Recro Pharma, Inc.*
3,330 27,206
Tricida, Inc.*
1,261 27,742
Zogenix, Inc.*(a)
792 19,586
Zynerba Pharmaceuticals, Inc.*(a)
6,297 24,118
776,805
Professional Services - 2.0%
ASGN, Inc.*
784 27,691
Exponent, Inc.
1,968 141,519
Forrester Research, Inc.*
656 19,175
Franklin Covey Co.*
808 12,556
FTI Consulting, Inc.*
1,963 235,109
Huron Consulting Group, Inc.*
1,381 62,642
ICF International, Inc.
770 52,899
Kelly Services, Inc., Class A
1,064 13,502
Kforce, Inc.
1,548 39,582
Korn Ferry
1,116 27,141
TriNet Group, Inc.*
2,957 111,361
Willdan Group, Inc.*
2,362 50,476
793,653
Real Estate Management & Development - 0.3%
Kennedy-Wilson Holdings, Inc.
4,690 62,940
Marcus & Millichap, Inc.*
662 17,940
INVESTMENTS SHARES VALUE
Real Estate Management & Development - 0.3% (continued)
Newmark Group, Inc., Class A
4,283 $ 18,203
99,083
Road & Rail - 0.5%
ArcBest Corp.
1,360 23,827
Avis Budget Group, Inc.*
1,329 18,473
Heartland Express, Inc.
1,079 20,037
Hertz Global Holdings, Inc.*
3,183 19,671
Marten Transport Ltd.
1,333 27,353
Saia, Inc.*
905 66,554
Universal Logistics Holdings, Inc.
2,681 35,121
211,036
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Energy Industries, Inc.*
802 38,889
Ambarella, Inc.*
2,137 103,773
Amkor Technology, Inc.*
10,043 78,235
Brooks Automation, Inc.
2,292 69,906
Cabot Microelectronics Corp.
1,337 152,605
Cirrus Logic, Inc.*
3,079 202,075
Diodes, Inc.*
2,487 101,059
DSP Group, Inc.*
1,520 20,368
Enphase Energy, Inc.*(a)
6,917 223,350
FormFactor, Inc.*
4,616 92,735
Ichor Holdings Ltd.*
846 16,209
Impinj, Inc.*
1,697 28,357
Inphi Corp.*
3,447 272,899
Lattice Semiconductor Corp.*
11,022 196,412
MACOM Technology Solutions
Holdings, Inc.* 3,163 59,876
MaxLinear, Inc.*
1,838 21,450
PDF Solutions, Inc.*
2,796 32,769
Photronics, Inc.*
4,200 43,092
Power Integrations, Inc.
864 76,317
Rambus, Inc.*
3,205 35,576
Semtech Corp.*
544 20,400
Silicon Laboratories, Inc.*
940 80,285
SunPower Corp.*(a)
11,256 57,068
Synaptics, Inc.*
1,305 75,520
Ultra Clean Holdings, Inc.*
2,496 34,445
Veeco Instruments, Inc.*
3,007 28,777
2,162,447
Software - 6.5%
8x8, Inc.*
1,915 26,542
ACI Worldwide, Inc.*
4,543 109,713
Agilysys, Inc.*
1,107 18,487
Alarm.com Holdings, Inc.*
775 30,155
Appfolio, Inc., Class A*
3,056 339,063
Appian Corp.*(a)
2,382 95,828
Blackline, Inc.*
1,619 85,176
Bottomline Technologies DE, Inc.*
890 32,618
Cornerstone OnDemand, Inc.*
1,139 36,163
Digimarc Corp.*
1,169 15,255
Digital Turbine, Inc.*
11,964 51,565

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Software - 6.5% (continued)
Envestnet, Inc.*
1,586 $ 85,295
Everbridge, Inc.*
2,169 230,695
Five9, Inc.*
3,563 272,427
Intelligent Systems Corp.*
1,127 38,307
J2 Global, Inc.
562 42,066
LivePerson, Inc.*(a)
4,362 99,236
MicroStrategy, Inc., Class A*
200 23,620
MobileIron, Inc.*
5,450 20,710
Model N, Inc.*
924 20,522
Progress Software Corp.
930 29,760
PROS Holdings, Inc.*
2,416 74,968
Q2 Holdings, Inc.*
1,945 114,872
Qualys, Inc.*
641 55,761
Rapid7, Inc.*
3,423 148,319
Rosetta Stone, Inc.*
1,597 22,390
SharpSpring, Inc.*(a)
2,334 14,144
SPS Commerce, Inc.*
2,092 97,299
Synchronoss Technologies, Inc.*
3,728 11,370
Telenav, Inc.*
5,497 23,747
Upland Software, Inc.*
2,748 73,701
Varonis Systems, Inc.*
621 39,539
Verint Systems, Inc.*
1,585 68,155
VirnetX Holding Corp.*
80 438
Workiva, Inc.*
1,196 38,667
Yext, Inc.*
1,138 11,596
Zix Corp.*
3,091 13,322
2,511,491
Specialty Retail - 1.6%
Aaron's, Inc.
2,131 48,544
America's Car-Mart, Inc.*
413 23,273
Asbury Automotive Group, Inc.*
643 35,513
Boot Barn Holdings, Inc.*
2,761 35,700
Buckle, Inc. (The)(a)
1,148 15,739
Group 1 Automotive, Inc.
913 40,409
Hibbett Sports, Inc.*
1,254 13,713
Lithia Motors, Inc., Class A
1,236 101,092
Murphy USA, Inc.*
967 81,576
Rent-A-Center, Inc.
5,199 73,514
RH*(a)
584 58,674
Shoe Carnival, Inc.
643 13,355
Sleep Number Corp.*
1,193 22,858
Sonic Automotive, Inc., Class A
2,021 26,839
Zumiez, Inc.*
1,446 25,045
615,844
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc.*
4,022 27,068
Diebold Nixdorf, Inc.*
7,994 28,139
Stratasys Ltd.*
1,117 17,816
73,023
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc.*
4,768 81,008
Deckers Outdoor Corp.*
1,335 178,890
INVESTMENTS SHARES VALUE
Textiles, Apparel & Luxury Goods - 0.8% (continued)
Rocky Brands, Inc.
1,617 $ 31,289
Steven Madden Ltd.
856 19,885
311,072
Thrifts & Mortgage Finance - 1.6%
Axos Financial, Inc.*
775 14,051
Capitol Federal Financial, Inc.
5,049 58,619
Essent Group Ltd.
3,115 82,049
Federal Agricultural Mortgage
Corp., Class C 480 26,702
First Defiance Financial Corp.
1,450 21,373
HomeStreet, Inc.
997 22,163
Kearny Financial Corp.
1,887 16,209
Meta Financial Group, Inc.
1,602 34,795
NMI Holdings, Inc., Class A*
3,054 35,457
Northwest Bancshares, Inc.
5,901 68,275
PennyMac Financial Services, Inc.
3,026 66,905
Radian Group, Inc.
8,604 111,422
Walker & Dunlop, Inc.
365 14,699
Waterstone Financial, Inc.
2,000 29,080
601,799
Tobacco - 0.0%(b)
Turning Point Brands, Inc. 470 9,922
Trading Companies & Distributors - 1.1%
BMC Stock Holdings, Inc.*(a)
2,515 44,591
CAI International, Inc.*
1,309 18,509
DXP Enterprises, Inc.*
1,558 19,101
Foundation Building Materials, Inc.*
3,338 34,348
GATX Corp.
641 40,101
GMS, Inc.*
2,406 37,846
H&E Equipment Services, Inc.
1,676 24,604
Herc Holdings, Inc.*
1,009 20,644
Lawson Products, Inc.*
643 17,181
NOW, Inc.*
4,672 24,108
Rush Enterprises, Inc., Class A
649 20,716
SiteOne Landscape Supply, Inc.*
1,045 76,933
Triton International Ltd.
1,310 33,890
412,572
Water Utilities - 1.0%
American States Water Co.
2,499 204,268
Cadiz, Inc.*
2,241 26,153
California Water Service Group
716 36,029
Middlesex Water Co.
1,269 76,292
SJW Group
509 29,405
372,147
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 794 39,105
TOTAL COMMON STOCKS
(Cost $37,978,022) 37,406,449

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
SHORT-TERM INVESTMENTS - 0.7%
INVESTMENT COMPANIES - 0.7%
Limited Purpose Cash Investment
Fund, 0.85%(c)
(Cost $252,532) 252,536 $ 252,864
SECURITIES LENDING COLLATERAL - 6.8%
Investment Companies - 6.8%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(c)(d) 653,940 653,940
Limited Purpose Cash Investment
Fund 0.85%(c)(d) 1,994,845 1,997,438
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,648,784) 2,651,378
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 103.5%
(Cost $40,879,338) 40,310,691
LIABILITIES IN EXCESS OF OTHER
ASSETS - (3.5)%(e) (1,352,668)
NET ASSETS - 100.0% $38,958,023
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 741,620 1.9%
Consumer Discretionary 3,283,549 8.4
Consumer Staples 1,440,384 3.7
Energy 663,870 1.7
Financials 3,608,508 9.2
Health Care 8,995,068 23.1
Industrials 6,262,244 16.1
Information Technology 7,121,348 18.3
Materials 854,799 2.2
Real Estate 3,032,206 7.8
Utilities 1,402,853 3.6
Short-Term Investments 252,864 0.7
Securities Lending Collateral 2,651,378 6.8
Total Investments In Securities
At Value 40,310,691 103.5
Liabilities in Excess of Other
Assets(e) (1,352,668) (3.5)
Net Assets
$ 38,958,023 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at March 31,
2020. The total value of securities on loan at March 31, 2020 was
$2,541,016.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of March 31, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820 (See Note 4).
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 30 6/2020 USD $ 1,721,400 $ 5,674
$ 5,674
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 9,260 $ 9,260

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 95.3%
Australia - 6.5%
AGL Energy Ltd. 10,943 $ 114,522
Aristocrat Leisure Ltd. 15,788 204,575
ASX Ltd. 900 42,247
Australia & New Zealand Banking
Group Ltd. 3,847 40,345
BHP Group plc 11,650 180,804
Brambles Ltd. 6,432 41,575
CIMIC Group Ltd. 2,383 33,751
Cochlear Ltd. 985 112,262
Coles Group Ltd. 14,170 131,966
Commonwealth Bank of Australia 10,107 381,338
Computershare Ltd. 9,146 54,751
CSL Ltd. 7,771 1,408,663
Dexus , REIT 21,643 119,937
Fortescue Metals Group Ltd. 23,391 143,345
Goodman Group, REIT 52,739 386,559
GPT Group (The), REIT 20,457 45,448
Insurance Australia Group Ltd. 27,300 103,004
Macquarie Group Ltd. 3,696 196,841
Magellan Financial Group Ltd. 1,295 34,346
Mirvac Group, REIT 27,018 34,326
National Australia Bank Ltd. 9,923 101,789
Newcrest Mining Ltd. 9,465 129,980
QBE Insurance Group Ltd. 6,506 33,890
Ramsay Health Care Ltd. 1,987 69,867
REA Group Ltd. 1,574 73,732
Rio Tinto plc 9,663 442,975
Santos Ltd. 32,033 65,788
Sonic Healthcare Ltd. 2,086 31,352
Telstra Corp. Ltd. 95,481 179,232
Treasury Wine Estates Ltd. 17,956 111,481
Wesfarmers Ltd. 14,974 317,302
Woolworths Group Ltd. 7,112 154,660
5,522,653
—
Austria - 0.2%
ANDRITZ AG 2,003 62,754
OMV AG 3,270 89,489
152,243
—
Belgium - 1.1%
Ageas 9,048 377,049
Colruyt SA 1,984 107,548
UCB SA 4,327 370,228
Umicore SA 2,789 96,196
951,021
—
Canada - 3.8%
Agnico Eagle Mines Ltd.(1) 3,916 156,328
Air Canada(1)* 1,999 22,372
Barrick Gold Corp.(1) 5,903 108,471
Brookfield Asset Management, Inc.,
Class A(1) 590 26,152
CAE, Inc.(1) 5,614 70,968
Canadian Utilities Ltd., Class A(1) 1,088 26,007
Constellation Software, Inc.(1) 206 187,222
Cronos Group, Inc.(1)*(a) 6,386 36,257
Dollarama, Inc.(1) 1,538 42,666
INVESTMENTS SHARES VALUE
Canada - 3.8% (continued)
Emera, Inc.(1) 4,576 $ 180,465
Empire Co. Ltd., Class A(1) 4,461 87,267
Fortis, Inc.(1) 3,674 141,681
Franco-Nevada Corp.(1) 3,286 328,321
Hydro One Ltd.(1)(b) 2,125 38,263
iA Financial Corp., Inc.(1) 1,651 51,901
Intact Financial Corp.(1) 2,254 194,809
International Petroleum Corp.*(a) 3,493 4,097
Metro, Inc.(1) 3,184 128,758
Shopify, Inc., Class A(1)* 1,829 766,302
SmartCentres , REIT(1) 2,582 34,566
Thomson Reuters Corp.(1) 6,971 474,938
Wheaton Precious Metals Corp.(1) 1,268 34,896
WSP Global, Inc.(1) 2,550 144,813
3,287,520
—
Chile - 0.0%(c)
Antofagasta plc 3,557 33,971
China - 0.1%
BOC Hong Kong Holdings Ltd. 24,500 67,253
Denmark - 4.3%
Carlsberg A/S, Class B 874 98,395
Chr Hansen Holding A/S 1,773 130,835
Coloplast A/S, Class B 2,912 422,317
Demant A/S* 4,023 87,594
DSV Panalpina A/S 3,495 317,797
Genmab A/S* 688 138,198
Novo Nordisk A/S, Class B 19,083 1,139,561
Novozymes A/S, Class B 780 34,988
Orsted A/S(b) 8,546 836,633
Tryg A/S 11,965 291,226
Vestas Wind Systems A/S 2,318 188,606
3,686,150
—
Finland - 1.7%
Elisa OYJ 1,881 116,102
Fortum OYJ 19,280 280,468
Kone OYJ, Class B 6,973 390,494
Neste OYJ 6,391 212,485
Nokian Renkaat OYJ 1,449 34,599
Sampo OYJ, Class A 3,563 102,788
UPM- Kymmene OYJ 9,592 261,544
Wartsila OYJ Abp 4,467 32,620
1,431,100
—
France - 4.9%
Airbus SE 10,257 661,391
AXA SA 6,712 113,647
BNP Paribas SA 8,449 246,671
Capgemini SE 1,863 155,677
Credit Agricole SA 26,078 184,525
Dassault Systemes SE 2,145 313,151
Electricite de France SA 7,138 55,816
EssilorLuxottica SA 892 94,440
Hermes International 304 206,845
Iliad SA 513 69,119
Kering SA 176 91,769
L'Oreal SA 548 141,828

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
France - 4.9% (continued)
LVMH Moet Hennessy Louis
Vuitton SE 2,345 $ 860,031
Orange SA 18,570 224,836
Peugeot SA 2,366 30,804
Safran SA* 2,841 251,705
Sanofi 811 70,212
TOTAL SA 10,152 382,515
4,154,982
—
Germany - 7.1%
adidas AG 2,675 593,923
Aroundtown SA 5,752 28,791
Beiersdorf AG 1,858 187,084
Brenntag AG 1,127 40,946
Carl Zeiss Meditec AG 1,384 131,785
Delivery Hero SE*(b) 3,955 290,788
Deutsche Boerse AG 2,889 396,903
Deutsche Post AG (Registered) 5,342 143,212
Deutsche Wohnen SE 3,880 147,047
E.ON SE 13,802 141,577
Fraport AG Frankfurt Airport
Services Worldwide 833 33,532
Hannover Rueck SE 3,192 450,729
KION Group AG 902 38,820
Merck KGaA 2,205 222,621
MTU Aero Engines AG 1,252 181,035
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 1,563 314,273
Puma SE 4,461 262,107
RWE AG 8,885 232,357
SAP SE 12,326 1,376,173
Symrise AG 1,711 158,283
Volkswagen AG 514 67,436
Vonovia SE 9,526 473,857
Wirecard AG 657 74,024
Zalando SE*(b) 1,634 61,586
6,048,889
—
Hong Kong - 2.6%
AIA Group Ltd. 55,600 497,878
CK Asset Holdings Ltd. 10,500 56,970
CLP Holdings Ltd. 24,000 219,840
Hang Seng Bank Ltd. 4,300 73,260
Henderson Land Development Co.
Ltd. 24,157 91,431
Hong Kong & China Gas Co. Ltd. 117,700 192,726
Hong Kong Exchanges & Clearing
Ltd. 4,700 140,809
Link, REIT 18,700 157,613
MTR Corp. Ltd. 19,500 100,301
New World Development Co. Ltd. 51,000 54,380
PCCW Ltd. 75,000 41,127
Power Assets Holdings Ltd. 7,000 41,526
Sino Land Co. Ltd. 28,000 35,240
Sun Hung Kai Properties Ltd. 9,500 124,203
Swire Pacific Ltd., Class A 5,000 31,829
Swire Properties Ltd. 14,400 40,230
Techtronic Industries Co. Ltd. 20,500 130,173
WH Group Ltd.(b) 47,000 43,381
INVESTMENTS SHARES VALUE
Hong Kong - 2.6% (continued)
Wharf Real Estate Investment Co.
Ltd. 13,000 $ 53,026
Wheelock & Co. Ltd. 9,000 60,983
2,186,926
—
Italy - 2.7%
Assicurazioni Generali SpA 6,913 93,635
Enel SpA 102,597 707,698
Eni SpA 12,703 126,236
Ferrari NV 4,499 693,003
Intesa Sanpaolo SpA 55,823 90,325
Leonardo SpA 5,584 36,917
Moncler SpA 4,756 172,827
Poste Italiane SpA (b) 5,728 48,212
Recordati SpA 1,120 47,189
Terna Rete Elettrica Nazionale SpA 23,336 146,687
UniCredit SpA 15,090 116,745
2,279,474
—
Japan - 24.4%
Advantest Corp. 8,600 342,538
Aeon Co. Ltd. 2,400 53,170
Alfresa Holdings Corp. 3,100 57,696
ANA Holdings, Inc. 6,300 153,492
Asahi Group Holdings Ltd. 3,400 110,307
Asahi Intecc Co. Ltd. 2,300 56,884
Astellas Pharma, Inc. 8,700 134,044
Bandai Namco Holdings, Inc. 2,500 121,258
Bank of Kyoto Ltd. (The) 1,000 31,692
Benesse Holdings, Inc. 2,100 53,441
Bridgestone Corp. 2,100 64,282
Canon, Inc. 3,500 76,058
Casio Computer Co. Ltd. 3,200 44,772
Chugai Pharmaceutical Co. Ltd. 7,100 821,440
Chugoku Electric Power Co., Inc.
(The) 5,800 80,923
CyberAgent , Inc. 1,500 58,134
Daicel Corp. 5,700 41,468
Daifuku Co. Ltd. 1,100 68,935
Daiichi Sankyo Co. Ltd. 11,100 762,311
Daikin Industries Ltd. 2,100 253,500
Daito Trust Construction Co. Ltd. 700 65,004
Daiwa House Industry Co. Ltd. 2,900 71,651
Disco Corp. 1,000 194,553
FamilyMart Co. Ltd. 2,000 35,912
Fast Retailing Co. Ltd. 900 367,238
FUJIFILM Holdings Corp. 2,000 98,559
Fujitsu Ltd. 3,000 270,206
GMO Payment Gateway, Inc. 1,100 77,094
Hikari Tsushin, Inc. 500 83,667
Hitachi Ltd. 7,300 209,703
Hoya Corp. 7,100 603,724
Iida Group Holdings Co. Ltd. 2,400 33,171
ITOCHU Corp. 11,400 235,919
Itochu Techno-Solutions Corp. 1,200 34,176
Japan Airlines Co. Ltd. 1,400 25,728
Japan Prime Realty Investment
Corp., REIT 28 84,596
Japan Real Estate Investment
Corp., REIT 41 241,010

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Japan - 24.4% (continued)
Japan Retail Fund Investment
Corp., REIT 46 $ 52,291
Kakaku.com, Inc. 3,100 56,697
Kansai Paint Co. Ltd. 2,200 41,729
Kao Corp. 2,400 195,524
KDDI Corp. 14,400 425,356
Keihan Holdings Co. Ltd. 2,600 115,329
Keio Corp. 1,000 59,033
Keisei Electric Railway Co. Ltd. 2,700 78,025
Keyence Corp. 1,800 578,723
Kikkoman Corp. 3,800 161,118
Kirin Holdings Co. Ltd. 5,500 108,626
Kobayashi Pharmaceutical Co. Ltd. 800 74,017
Konami Holdings Corp. 2,600 79,749
Kose Corp. 600 74,245
Kyocera Corp. 1,300 76,714
Kyowa Kirin Co. Ltd. 2,300 51,404
LINE Corp.* 900 43,452
Lion Corp. 4,900 104,499
M3, Inc. 11,600 342,167
Marui Group Co. Ltd. 7,000 117,101
McDonald's Holdings Co. Japan
Ltd. 3,000 135,305
MEIJI Holdings Co. Ltd. 1,100 77,953
Mitsubishi Corp. 4,100 86,724
Mitsui & Co. Ltd. 5,500 76,360
MonotaRO Co. Ltd. 2,400 63,411
Murata Manufacturing Co. Ltd. 5,200 258,517
Nexon Co. Ltd. 3,700 60,461
Nintendo Co. Ltd. 1,400 544,115
Nippon Building Fund, Inc., REIT 52 349,802
Nippon Express Co. Ltd. 1,000 48,779
Nippon Paint Holdings Co. Ltd. 3,500 182,183
Nippon Prologis REIT, Inc., REIT 20 50,322
Nippon Telegraph & Telephone
Corp. 26,200 626,615
Nissan Chemical Corp. 1,200 43,461
Nisshin Seifun Group, Inc. 5,000 83,411
Nissin Foods Holdings Co. Ltd. 900 74,688
Nitori Holdings Co. Ltd. 1,500 202,711
Nomura Real Estate Master Fund,
Inc., REIT 36 45,789
Nomura Research Institute Ltd. 10,350 218,620
NTT Data Corp. 12,500 119,657
NTT DOCOMO, Inc. 20,700 647,353
Obayashi Corp. 5,200 44,125
Obic Co. Ltd. 2,600 338,753
Olympus Corp. 20,100 289,748
Omron Corp. 1,400 72,384
Oracle Corp. Japan 1,300 113,390
Oriental Land Co. Ltd. 4,100 523,394
Otsuka Corp. 1,000 42,631
Pan Pacific International Holdings
Corp. 5,200 98,474
Park24 Co. Ltd. 2,900 42,751
PeptiDream , Inc.* 1,200 41,771
Rakuten , Inc. 5,800 43,727
Recruit Holdings Co. Ltd. 16,700 431,382
Renesas Electronics Corp.* 13,300 47,309
Santen Pharmaceutical Co. Ltd. 3,800 65,215
INVESTMENTS SHARES VALUE
Japan - 24.4% (continued)
Secom Co. Ltd. 900 $ 74,437
SG Holdings Co. Ltd. 2,300 54,782
Sharp Corp.* 4,300 44,636
Shimadzu Corp. 4,600 120,052
Shimano, Inc. 1,100 156,875
Shimizu Corp. 6,600 51,360
Shin-Etsu Chemical Co. Ltd. 4,100 402,978
Shionogi & Co. Ltd. 3,900 192,112
Shiseido Co. Ltd. 3,800 223,335
SMC Corp. 700 293,471
SoftBank Group Corp. 1,700 60,184
Sohgo Security Services Co. Ltd. 2,000 97,078
Sony Corp. 7,200 426,482
Sony Financial Holdings, Inc. 2,900 48,696
Stanley Electric Co. Ltd. 1,500 29,443
Sumitomo Dainippon Pharma Co.
Ltd. 3,700 48,031
Sumitomo Realty & Development
Co. Ltd. 3,000 73,254
Suzuken Co. Ltd. 1,100 39,965
Suzuki Motor Corp. 1,500 35,717
Sysmex Corp. 500 36,187
Taisei Corp. 1,900 57,946
Taisho Pharmaceutical Holdings
Co. Ltd. 500 30,690
Taiyo Nippon Sanso Corp. 2,700 39,952
TDK Corp. 1,900 146,089
Terumo Corp. 12,200 417,989
Toho Gas Co. Ltd. 2,200 99,178
Tokio Marine Holdings, Inc. 5,100 233,348
Tokyo Electron Ltd. 2,800 521,846
Toyota Motor Corp. 12,800 771,391
Trend Micro, Inc. 3,300 162,961
Unicharm Corp. 3,900 145,992
United Urban Investment Corp.,
REIT 49 49,023
USS Co. Ltd. 4,900 67,191
West Japan Railway Co. 1,000 68,395
Yakult Honsha Co. Ltd. 1,500 88,365
Yamaha Corp. 5,500 213,155
Yokogawa Electric Corp. 2,900 34,692
Z Holdings Corp. 50,800 161,958
20,964,582
—
Macau - 0.1%
Sands China Ltd. 12,800 46,568
SJM Holdings Ltd. 47,000 39,218
85,786
—
Netherlands - 5.5%
Adyen NV*(b) 210 178,478
Akzo Nobel NV 2,058 135,352
ASML Holding NV 5,760 1,518,423
Koninklijke Ahold Delhaize NV 8,731 203,402
Koninklijke DSM NV 3,420 384,712
Koninklijke Philips NV 15,379 631,421
NN Group NV 2,832 76,962
Randstad NV* 1,036 36,562
Royal Dutch Shell plc, Class A 26,493 460,281
Royal Dutch Shell plc, Class B 21,527 361,095

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Netherlands - 5.5% (continued)
Wolters Kluwer NV 10,278 $ 727,519
4,714,207
—
Norway - 0.2%
Mowi ASA 8,559 129,407
Singapore - 0.3%
Ascendas , REIT 24,300 48,114
CapitaLand Mall Trust, REIT 29,500 36,989
DBS Group Holdings Ltd. 2,300 30,011
Singapore Telecommunications Ltd. 13,600 24,245
United Overseas Bank Ltd. 3,400 46,648
UOL Group Ltd. 9,700 44,503
230,510
—
South Africa - 0.4%
Anglo American plc 18,126 317,633
Spain - 2.5%
Aena SME SA(b) 481 52,186
Amadeus IT Group SA 8,150 383,611
Cellnex Telecom SA(b) 3,126 141,803
Endesa SA 9,654 204,282
Ferrovial SA 8,734 207,317
Grifols SA 3,042 101,777
Iberdrola SA 91,101 891,061
Naturgy Energy Group SA 5,792 101,614
Red Electrica Corp. SA 2,524 45,355
2,129,006
—
Sweden - 3.2%
Assa Abloy AB, Class B 13,823 258,058
Atlas Copco AB, Class A 19,568 650,719
Epiroc AB, Class A 5,919 58,488
Essity AB, Class B 3,342 102,377
Hennes & Mauritz AB, Class B 18,550 237,380
Hexagon AB, Class B 4,029 170,367
ICA Gruppen AB 1,355 56,592
Investor AB, Class B 2,787 125,732
Sandvik AB 14,508 204,080
Skanska AB, Class B* 2,417 36,374
SKF AB, Class B 3,177 43,294
Swedish Match AB 6,005 340,001
Tele2 AB, Class B 8,627 114,938
Telefonaktiebolaget LM Ericsson,
Class B* 15,050 121,829
Telia Co. AB 17,137 61,340
Volvo AB, Class B 14,139 168,055
2,749,624
—
Switzerland - 15.7%
ABB Ltd. (Registered) 9,777 169,934
Alcon, Inc.* 5,547 284,177
Baloise Holding AG (Registered) 623 81,222
Barry Callebaut AG (Registered) 80 160,124
Chocoladefabriken Lindt &
Spruengli AG 18 151,083
Cie Financiere Richemont SA
(Registered) 551 29,453
Coca-Cola HBC AG 2,201 47,203
INVESTMENTS SHARES VALUE
Switzerland - 15.7% (continued)
EMS- Chemie Holding AG
(Registered) 421 $ 262,566
Geberit AG (Registered) 787 344,847
Givaudan SA (Registered) 140 430,777
Kuehne + Nagel International AG
(Registered) 329 44,817
Lonza Group AG (Registered)* 1,635 672,515
Nestle SA (Registered) 31,929 3,268,502
Novartis AG (Registered) 23,334 1,925,028
Partners Group Holding AG 1,085 742,862
Roche Holding AG 9,438 3,036,601
Schindler Holding AG 229 50,100
SGS SA (Registered) 15 34,597
Sika AG (Registered) 2,589 425,147
Sonova Holding AG (Registered) 898 160,126
STMicroelectronics NV 10,182 218,878
Straumann Holding AG
(Registered) 464 339,233
Swiss Life Holding AG (Registered) 292 98,009
Swiss Re AG 1,392 107,182
Temenos AG (Registered)* 235 30,632
Vifor Pharma AG 561 76,749
Zurich Insurance Group AG 856 300,718
13,493,082
—
United Kingdom - 8.0%
3i Group plc 5,219 50,570
Admiral Group plc 1,746 48,085
Ashtead Group plc 4,765 102,991
Associated British Foods plc 1,417 31,740
AstraZeneca plc 13,590 1,210,855
Auto Trader Group plc(b) 29,518 159,509
BAE Systems plc 37,113 238,452
Barratt Developments plc 7,602 41,091
BP plc 75,956 311,491
British American Tobacco plc 18,876 643,016
Bunzl plc 6,811 136,333
CK Hutchison Holdings Ltd. 7,000 46,656
CNH Industrial NV 5,768 32,850
Compass Group plc 27,316 425,586
Diageo plc 1,887 59,836
Direct Line Insurance Group plc 42,210 154,096
Experian plc 5,258 146,127
GlaxoSmithKline plc 17,591 330,080
HSBC Holdings plc 119,863 672,884
Intertek Group plc 3,758 219,561
Legal & General Group plc 45,149 106,674
M&G plc* 20,491 28,503
Persimmon plc 12,600 297,847
Prudential plc 20,491 256,749
Reckitt Benckiser Group plc 5,607 427,117
Sage Group plc (The) 32,325 235,053
Smith & Nephew plc 3,009 53,008
Taylor Wimpey plc 76,759 110,453
Vodafone Group plc 172,430 238,547
Whitbread plc 1,309 48,514
6,864,274
—

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
United States - 0.0%(c)
Bausch Health Cos., Inc.(1)* 1,769 $ 27,416
TOTAL COMMON STOCKS
(Cost $79,254,663) 81,507,709
SHORT-TERM INVESTMENTS - 1.6%
INVESTMENT COMPANIES - 1.6%
Limited Purpose Cash Investment
Fund, 0.85%(1)(d)
(Cost $1,331,071) 1,331,071 1,332,802
SECURITIES LENDING COLLATERAL - 0.0%(c)
Investment Companies - 0.0%(c)
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(1)(d)(e) 1,817 1,817
Limited Purpose Cash Investment
Fund 0.85%(1)(d)(e) 5,542 5,549
TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,359) 7,366
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.9%
(Cost $80,593,093) 82,847,877
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.1%(f) 2,689,128
NET ASSETS - 100.0% $85,537,005
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,208,606 4.9%
Consumer Discretionary 8,934,244 10.4
Consumer Staples 8,423,931 9.9
Energy 2,013,479 2.4
Financials 8,053,231 9.4
Health Care 17,128,468 20.0
Industrials 9,889,600 11.6
Information Technology 9,939,794 11.6
Materials 4,948,894 5.8
Real Estate 3,188,785 3.7
Utilities 4,778,677 5.6
Short-Term Investments 1,332,802 1.6
Securities Lending Collateral 7,366 0.0(c)
Total Investments In Securities
At Value 82,847,877 96.9
Other Assets in Excess of
Liabilities(f) 2,689,128 3.1
Net Assets
$ 85,537,005 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at March 31,
2020. The total value of securities on loan at March 31, 2020 was
$34,769.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $1,850,839, which represents approximately 2.16%
of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of March 31, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $32,695 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 39 6/2020 USD $ 3,040,635 $ 7,781
$ 7,781

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 373,310 $ 373,310

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 99.0%
Aerospace & Defense - 0.6%
Curtiss-Wright Corp.
19,992 $ 1,847,461
General Dynamics Corp.
15,365 2,032,943
Huntington Ingalls Industries, Inc.
10,080 1,836,677
Lockheed Martin Corp.
20,121 6,820,013
Northrop Grumman Corp.
13,118 3,968,851
Teledyne Technologies, Inc.*
18,754 5,575,001
United Technologies Corp.
53,346 5,032,128
27,113,074
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.
34,920 2,311,704
Expeditors International of
Washington, Inc. 71,959 4,801,105
7,112,809
Airlines - 0.2%
Southwest Airlines Co. 258,809 9,216,189
Banks - 4.0%
Bank of America Corp.
517,845 10,993,849
Bank of Hawaii Corp.
32,752 1,809,221
Commerce Bancshares, Inc.
47,444 2,388,805
Cullen/Frost Bankers, Inc.(a)
52,073 2,905,153
East West Bancorp, Inc.
393,720 10,134,353
First Citizens BancShares , Inc.,
Class A 4,244 1,412,700
First Hawaiian, Inc.
94,612 1,563,936
JPMorgan Chase & Co.
640,700 57,682,221
M&T Bank Corp.
87,667 9,067,398
People's United Financial, Inc.(a)
166,184 1,836,333
PNC Financial Services Group, Inc.
(The) 206,490 19,765,223
Popular, Inc.
60,655 2,122,925
Prosperity Bancshares, Inc.
45,838 2,211,684
SVB Financial Group*
209,891 31,710,332
Truist Financial Corp.
98,243 3,029,814
US Bancorp
621,018 21,394,070
Wells Fargo & Co.
309,769 8,890,370
Western Alliance Bancorp
116,498 3,566,004
192,484,391
Beverages - 3.5%
Brown-Forman Corp., Class B(a)
111,860 6,209,349
Coca-Cola Co. (The)
1,268,460 56,129,355
Constellation Brands, Inc., Class A
18,000 2,580,480
Monster Beverage Corp.*
526,090 29,597,823
PepsiCo, Inc.
610,152 73,279,255
167,796,262
Biotechnology - 1.3%
AbbVie, Inc.
79,242 6,037,448
Amgen, Inc.
41,330 8,378,831
Biogen, Inc.*
136,005 43,029,262
INVESTMENTS SHARES VALUE
Biotechnology - 1.3% (continued)
Vertex Pharmaceuticals, Inc.*
11,076 $ 2,635,534
60,081,075
Capital Markets - 3.8%
Ameriprise Financial, Inc.
80,505 8,250,152
BlackRock, Inc.
90,932 40,007,352
CME Group, Inc.
201,830 34,898,425
FactSet Research Systems, Inc.
7,520 1,960,314
Intercontinental Exchange, Inc.
287,999 23,255,919
MSCI, Inc.
6,578 1,900,779
Nasdaq, Inc.
20,719 1,967,269
Northern Trust Corp.(a)
178,482 13,468,252
S&P Global, Inc.
104,478 25,602,334
SEI Investments Co.
71,226 3,300,613
State Street Corp.
198,690 10,584,216
T. Rowe Price Group, Inc.
190,058 18,559,164
183,754,789
Chemicals - 3.3%
Air Products & Chemicals, Inc.
114,815 22,918,222
Eastman Chemical Co.
55,035 2,563,530
Ecolab, Inc.
367,287 57,234,333
Linde plc (United Kingdom)
203,600 35,222,800
LyondellBasell Industries NV, Class
A 35,298 1,751,840
NewMarket Corp.
6,481 2,481,381
PPG Industries, Inc.
129,561 10,831,300
Sherwin-Williams Co. (The)
56,210 25,829,619
158,833,025
Commercial Services & Supplies - 1.2%
Cintas Corp.
77,776 13,472,359
Copart , Inc.*
38,099 2,610,543
Republic Services, Inc.
153,863 11,548,957
Rollins, Inc.
120,451 4,353,099
Waste Management, Inc.
252,734 23,393,059
55,378,017
Communications Equipment - 0.7%
Cisco Systems, Inc.
810,588 31,864,214
Ubiquiti, Inc.(a)
13,074 1,851,017
33,715,231
Consumer Finance - 1.1%
American Express Co.
344,237 29,470,129
Capital One Financial Corp.
77,549 3,910,021
Credit Acceptance Corp.*(a)
56,588 14,468,986
Discover Financial Services
196,737 7,017,609
54,866,745
Containers & Packaging - 0.1%
AptarGroup, Inc.
20,164 2,007,124
Avery Dennison Corp.
15,124 1,540,682
3,547,806

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Distributors - 0.1%
Pool Corp. 21,125 $ 4,156,766
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions,
Inc.* 18,637 1,900,974
H&R Block, Inc.
82,352 1,159,516
3,060,490
Diversified Financial Services - 0.0%(b)
Voya Financial, Inc. 35,946 1,457,610
Diversified Telecommunication Services - 1.3%
AT&T, Inc.
695,594 20,276,565
Verizon Communications, Inc.
770,997 41,425,669
61,702,234
Electric Utilities - 5.9%
Alliant Energy Corp.
134,337 6,487,134
American Electric Power Co., Inc.
323,717 25,890,886
Avangrid , Inc.
36,658 1,604,887
Duke Energy Corp.
452,102 36,566,010
Edison International
35,518 1,946,031
Entergy Corp.
60,927 5,725,310
Evergy , Inc.
157,248 8,656,502
Eversource Energy
174,252 13,628,249
Exelon Corp.
541,618 19,936,959
FirstEnergy Corp.
35,730 1,431,701
Hawaiian Electric Industries, Inc.
36,982 1,592,075
IDACORP, Inc.
17,553 1,540,978
NextEra Energy, Inc.
304,476 73,263,015
OGE Energy Corp.
161,643 4,967,289
Pinnacle West Capital Corp.
157,557 11,941,245
PPL Corp.
901,795 22,256,301
Southern Co. (The)
473,072 25,612,118
Xcel Energy, Inc.
318,018 19,176,485
282,223,175
Electrical Equipment - 0.4%
Eaton Corp. plc
18,407 1,430,040
Emerson Electric Co.
124,580 5,936,237
Hubbell, Inc.
16,554 1,899,406
Rockwell Automation, Inc.
59,943 9,045,998
18,311,681
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A
72,890 5,312,223
Cognex Corp.
229,392 9,684,930
Dolby Laboratories, Inc., Class A
26,488 1,435,915
FLIR Systems, Inc.
42,716 1,362,213
Keysight Technologies, Inc.*
18,650 1,560,632
Littelfuse , Inc.
17,477 2,331,782
National Instruments Corp.
44,104 1,458,960
23,146,655
INVESTMENTS SHARES VALUE
Entertainment - 0.2%
Spotify Technology SA*
11,489 $ 1,395,224
Walt Disney Co. (The)
62,822 6,068,605
7,463,829
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.
150,620 32,797,505
AvalonBay Communities, Inc.
75,768 11,150,777
Boston Properties, Inc.
13,808 1,273,512
Camden Property Trust
58,907 4,667,791
Equinix , Inc.
12,722 7,945,780
Equity Residential
75,057 4,631,767
Essex Property Trust, Inc.
39,429 8,683,843
Federal Realty Investment Trust
58,263 4,347,002
Lamar Advertising Co., Class A
86,210 4,420,849
Public Storage
124,708 24,768,256
Simon Property Group, Inc.
199,683 10,954,609
115,641,691
Food & Staples Retailing - 4.0%
Casey's General Stores, Inc.
69,578 9,218,389
Costco Wholesale Corp.
234,472 66,855,001
Kroger Co. (The)
49,799 1,499,946
Sysco Corp.
630,307 28,760,909
Walmart, Inc.
748,666 85,063,431
191,397,676
Food Products - 3.7%
Archer-Daniels-Midland Co.
49,290 1,734,022
Campbell Soup Co.
196,117 9,052,761
Flowers Foods, Inc.
228,888 4,696,782
General Mills, Inc.
225,450 11,896,996
Hershey Co. (The)
161,757 21,432,802
Hormel Foods Corp.
701,176 32,702,849
Ingredion, Inc.
149,138 11,259,919
JM Smucker Co. (The)
103,223 11,457,753
Kellogg Co.
121,883 7,311,761
Lamb Weston Holdings, Inc.
200,108 11,426,167
McCormick & Co., Inc. (Non-Voting)
112,509 15,887,396
Mondelez International, Inc., Class
A 672,635 33,685,561
Pilgrim's Pride Corp.*
123,145 2,231,387
Post Holdings, Inc.*
17,880 1,483,504
176,259,660
Gas Utilities - 0.4%
Atmos Energy Corp.(a)
170,754 16,943,920
UGI Corp.
79,711 2,125,892
19,069,812
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories
163,950 12,937,295
Align Technology, Inc.*
29,932 5,206,671
Baxter International, Inc.
19,782 1,606,101
Becton Dickinson and Co.
37,706 8,663,708

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Health Care Equipment & Supplies - 3.7% (continued)
Cooper Cos., Inc. (The)
33,784 $ 9,313,235
Danaher Corp.
181,447 25,114,079
Edwards Lifesciences Corp.*
127,869 24,118,651
IDEXX Laboratories, Inc.*
17,114 4,145,695
Intuitive Surgical, Inc.*
79,607 39,422,182
Masimo Corp.*
40,742 7,216,223
Medtronic plc
112,448 10,140,561
ResMed , Inc.
43,011 6,335,090
Stryker Corp.
70,579 11,750,698
Varian Medical Systems, Inc.*
46,830 4,807,568
West Pharmaceutical Services, Inc.
34,960 5,322,660
176,100,417
Health Care Providers & Services - 1.5%
Anthem, Inc.
10,042 2,279,936
Chemed Corp.
10,766 4,663,831
Encompass Health Corp.
25,577 1,637,695
Guardant Health, Inc.*
20,353 1,416,569
Henry Schein, Inc.*(a)
285,618 14,429,421
Humana, Inc.
52,578 16,510,544
Premier, Inc., Class A*
90,938 2,975,491
UnitedHealth Group, Inc.
116,052 28,941,048
72,854,535
Hotels, Restaurants & Leisure - 2.5%
Choice Hotels International, Inc.
31,382 1,922,148
Darden Restaurants, Inc.
152,833 8,323,285
Domino's Pizza, Inc.
7,702 2,495,987
Dunkin' Brands Group, Inc.
49,511 2,629,034
McDonald's Corp.
290,411 48,019,459
Starbucks Corp.
669,783 44,031,534
Wyndham Destinations, Inc.
133,993 2,907,648
Yum! Brands, Inc.
152,915 10,479,265
120,808,360
Household Durables - 0.1%
Garmin Ltd. 75,680 5,672,973
Household Products - 3.0%
Church & Dwight Co., Inc.
132,027 8,473,493
Clorox Co. (The)
135,547 23,483,518
Colgate-Palmolive Co.
355,709 23,604,849
Kimberly-Clark Corp.
82,880 10,597,865
Procter & Gamble Co. (The)(a)
693,940 76,333,400
142,493,125
Industrial Conglomerates - 1.4%
3M Co.
243,853 33,288,373
Honeywell International, Inc.
239,160 31,997,216
Roper Technologies, Inc.
7,700 2,400,937
67,686,526
Insurance - 6.6%
Aflac, Inc.
268,984 9,210,012
Alleghany Corp.
16,156 8,923,767
INVESTMENTS SHARES VALUE
Insurance - 6.6% (continued)
Allstate Corp. (The)
330,859 $ 30,349,696
American Financial Group, Inc.
75,159 5,267,143
Aon plc
143,187 23,631,583
Arch Capital Group Ltd.*
136,526 3,885,530
Arthur J Gallagher & Co.
96,160 7,838,002
Assurant, Inc.
58,831 6,123,719
Assured Guaranty Ltd.
94,144 2,427,974
Athene Holding Ltd., Class A*
66,059 1,639,584
Axis Capital Holdings Ltd.
105,683 4,084,648
Brown & Brown, Inc.
75,396 2,730,843
Chubb Ltd.
396,417 44,275,815
Cincinnati Financial Corp.
58,110 4,384,400
CNA Financial Corp.
39,515 1,226,546
Erie Indemnity Co., Class A
36,718 5,443,076
Everest Re Group Ltd.
98,020 18,861,008
Fidelity National Financial, Inc.
186,213 4,632,979
First American Financial Corp.
54,220 2,299,470
Globe Life, Inc.
37,452 2,695,420
Hanover Insurance Group, Inc.
(The) 36,851 3,337,964
Hartford Financial Services Group,
Inc. (The) 96,899 3,414,721
Lincoln National Corp.
62,350 1,641,052
Loews Corp.
58,417 2,034,664
Markel Corp.*
7,882 7,313,629
Marsh & McLennan Cos., Inc.
218,003 18,848,539
Mercury General Corp.
44,402 1,808,049
Old Republic International Corp.
126,961 1,936,155
Progressive Corp. (The)
403,005 29,757,889
Prudential Financial, Inc.
29,509 1,538,599
Reinsurance Group of America, Inc.
30,379 2,556,089
RenaissanceRe Holdings Ltd.
54,650 8,160,338
Travelers Cos., Inc. (The)
262,544 26,083,746
White Mountains Insurance Group
Ltd. 1,957 1,780,870
Willis Towers Watson plc
56,416 9,582,258
WR Berkley Corp.
92,964 4,849,932
314,575,709
Interactive Media & Services - 2.5%
Alphabet, Inc., Class A*
61,334 71,267,041
Facebook, Inc., Class A*(a)
304,307 50,758,408
122,025,449
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc.*
31,255 60,938,499
Booking Holdings, Inc.*
26,270 35,341,556
96,280,055
IT Services - 6.8%
Accenture plc, Class A
333,799 54,496,025
Akamai Technologies, Inc.*(a)
171,868 15,724,203
Amdocs Ltd.
67,589 3,715,367
Automatic Data Processing, Inc.
188,326 25,740,398
Broadridge Financial Solutions, Inc.
21,332 2,022,914

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
IT Services - 6.8% (continued)
Cognizant Technology Solutions
Corp., Class A 95,575 $ 4,441,370
EPAM Systems, Inc.*
31,704 5,886,165
Fiserv, Inc.*
54,002 5,129,650
Genpact Ltd.
97,293 2,840,956
Global Payments, Inc.
12,177 1,756,289
International Business Machines
Corp. 60,464 6,707,271
Jack Henry & Associates, Inc.
42,360 6,575,966
Mastercard , Inc., Class A
284,163 68,642,414
Paychex, Inc.
182,425 11,478,181
PayPal Holdings, Inc.*
232,443 22,254,093
VeriSign, Inc.*
94,527 17,023,367
Visa, Inc., Class A
437,730 70,527,058
324,961,687
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.
138,944 9,951,169
Bio- Techne Corp.
15,181 2,878,621
Charles River Laboratories
International, Inc.* 15,818 1,996,390
Illumina, Inc.*
70,976 19,384,965
Mettler -Toledo International, Inc.*
24,856 17,163,317
Thermo Fisher Scientific, Inc.
97,578 27,673,121
Waters Corp.*
18,651 3,395,414
82,442,997
Machinery - 2.2%
Caterpillar, Inc.
177,137 20,554,978
Cummins, Inc.
80,173 10,849,010
Donaldson Co., Inc.
48,042 1,855,862
Dover Corp.
41,412 3,476,123
Fortive Corp.
27,067 1,493,828
IDEX Corp.
29,273 4,042,894
Illinois Tool Works, Inc.
362,775 51,557,583
Lincoln Electric Holdings, Inc.
27,050 1,866,450
Parker-Hannifin Corp.
16,550 2,147,032
Stanley Black & Decker, Inc.
64,585 6,458,500
Toro Co. (The)
31,020 2,019,092
106,321,352
Media - 0.3%
Cable One, Inc.
1,135 1,865,951
Comcast Corp., Class A
76,265 2,621,991
John Wiley & Sons, Inc., Class A
44,876 1,682,401
Omnicom Group, Inc.
154,641 8,489,791
14,660,134
Metals & Mining - 0.6%
Newmont Corp.
570,909 25,850,760
Royal Gold, Inc.
29,903 2,622,792
28,473,552
INVESTMENTS SHARES VALUE
Multiline Retail - 0.4%
Dollar General Corp.
36,221 $ 5,469,733
Target Corp.
162,912 15,145,929
20,615,662
Multi-Utilities - 4.7%
Ameren Corp.
376,983 27,455,672
CMS Energy Corp.
224,295 13,177,331
Consolidated Edison, Inc.
383,336 29,900,208
Dominion Energy, Inc.
672,035 48,514,207
DTE Energy Co.
153,520 14,579,795
MDU Resources Group, Inc.
109,166 2,347,069
Public Service Enterprise Group,
Inc. 616,886 27,704,350
Sempra Energy
256,367 28,966,907
WEC Energy Group, Inc.
378,803 33,383,908
226,029,447
Oil, Gas & Consumable Fuels - 0.2%
Antero Resources Corp.*(a)
1,929,471 1,375,520
ONEOK, Inc.
294,816 6,429,937
Valero Energy Corp.
42,372 1,921,994
9,727,451
Personal Products - 0.7%
Estee Lauder Cos., Inc. (The),
Class A 212,213 33,814,019
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.
338,481 18,866,931
Eli Lilly & Co.
354,535 49,181,095
Jazz Pharmaceuticals plc*
16,320 1,627,757
Johnson & Johnson
596,487 78,217,340
Merck & Co., Inc.
348,851 26,840,596
Pfizer, Inc.
548,616 17,906,826
Zoetis, Inc.
218,092 25,667,248
218,307,793
Professional Services - 0.6%
CoStar Group, Inc.*
22,785 13,379,580
Robert Half International, Inc.
112,127 4,232,794
Verisk Analytics, Inc.
75,313 10,497,126
28,109,500
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*
140,936 5,314,697
Jones Lang LaSalle, Inc.
32,383 3,270,035
8,584,732
Road & Rail - 0.4%
Landstar System, Inc.
41,886 4,015,192
Old Dominion Freight Line, Inc.
64,328 8,443,628
Union Pacific Corp.
36,731 5,180,540
17,639,360

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.
25,044 $ 2,245,195
Broadcom, Inc.
32,808 7,778,777
Intel Corp.
269,110 14,564,233
Lam Research Corp.
19,572 4,697,280
Maxim Integrated Products, Inc.
43,630 2,120,854
Monolithic Power Systems, Inc.
15,625 2,616,563
NVIDIA Corp.
69,559 18,335,752
Skyworks Solutions, Inc.
165,027 14,750,113
Texas Instruments, Inc.
324,575 32,434,780
Xilinx, Inc.
74,195 5,782,758
105,326,305
Software - 3.9%
Adobe, Inc.*
88,961 28,310,949
ANSYS, Inc.*
46,957 10,916,094
Cadence Design Systems, Inc.*
142,727 9,425,691
Intuit, Inc.
224,689 51,678,470
Manhattan Associates, Inc.*
33,515 1,669,717
Microsoft Corp.
490,556 77,365,587
Oracle Corp.
61,492 2,971,908
Pegasystems , Inc.
21,345 1,520,404
salesforce.com, Inc.*
19,828 2,854,835
Synopsys, Inc.*
16,359 2,106,876
188,820,531
Specialty Retail - 3.5%
AutoZone, Inc.*
4,108 3,475,368
Best Buy Co., Inc.
200,446 11,425,422
Burlington Stores, Inc.*
13,341 2,114,015
Home Depot, Inc. (The)
321,146 59,961,170
Lowe's Cos., Inc.
211,466 18,196,649
O'Reilly Automotive, Inc.*
31,994 9,631,794
Ross Stores, Inc.
368,494 32,047,923
TJX Cos., Inc. (The)
487,944 23,328,603
Ulta Beauty, Inc.*
14,971 2,630,405
Williams-Sonoma, Inc.
150,153 6,384,505
169,195,854
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc. 154,403 39,263,139
Textiles, Apparel & Luxury Goods - 1.1%
Lululemon Athletica, Inc.*
90,544 17,162,615
NIKE, Inc., Class B
428,411 35,446,726
VF Corp.
45,432 2,456,963
55,066,304
Thrifts & Mortgage Finance - 0.0%(b)
TFS Financial Corp. 59,175 903,602
Tobacco - 0.5%
Altria Group, Inc.
161,488 6,244,741
Philip Morris International, Inc.
251,350 18,338,496
24,583,237
INVESTMENTS SHARES VALUE
Trading Companies & Distributors - 0.1%
Fastenal Co.
80,827 $ 2,525,844
WW Grainger, Inc.
17,520 4,353,720
6,879,564
Transportation Infrastructure - 0.0%(b)
Macquarie Infrastructure Corp. 76,292 1,926,373
Water Utilities - 0.5%
American Water Works Co., Inc.
160,112 19,142,991
Essential Utilities, Inc.
174,421 7,098,934
26,241,925
Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.* 403,564 33,859,020
TOTAL COMMON STOCKS
(Cost $4,825,864,919) 4,748,041,381
SHORT-TERM INVESTMENTS - 1.0%
INVESTMENT COMPANIES - 1.0%
Limited Purpose Cash Investment
Fund, 0.85%(c)(d)
(Cost $46,311,891) 46,317,995 46,378,208
SECURITIES LENDING COLLATERAL - 0.6%
Investment Companies - 0.6%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(c)(e) 7,308,315 7,308,315
Limited Purpose Cash Investment
Fund 0.85%(c)(d)(e) 22,294,034 22,323,016
TOTAL SECURITIES LENDING COLLATERAL
(Cost $29,602,349) 29,631,331
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.6%
(Cost $4,901,779,159) 4,824,050,920
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.6)%(f) (28,437,011)
NET ASSETS - 100.0% $4,795,613,909

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
* Non-income producing security.
(a) The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $27,964,432.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of March 31, 2020.
(d) For the period ended March 31, 2020, transactions in and earnings from issuers considered to be an affiliated person were as follows:
(e) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $62,304 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 239,710,666 5.0%
Consumer Discretionary 474,856,464 9.9
Consumer Staples 736,343,980 15.4
Energy 9,727,451 0.2
Financials 748,042,846 15.6
Health Care 609,786,817 12.7
Industrials 345,694,444 7.2
Information Technology 715,233,548 14.9
Materials 190,854,383 4.0
Real Estate 124,226,423 2.6
Utilities 553,564,359 11.5
Short-Term Investments 46,378,208 1.0
Securities Lending Collateral 29,631,331 0.6
Total Investments In Securities
At Value 4,824,050,920 100.6
Liabilities in Excess of Other
Assets(f) (28,437,011) (0.6)
Net Assets
$ 4,795,613,909 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
AFFILIATE
VALUE
AT
9/30/19
PURCHASES
AT
COST
PROCEEDS
FROM
SALES
NET
REALIZED
GAIN (LOSS)
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
VALUE AT
03/31/20
SHARES
HELD AT
03/31/20
DIVIDEND
INCOME
SHORT-TERM INVESTMENTS - 1.0%
INVESTMENT COMPANIES - 1.0%
Limited Purpose Cash
Investment Fund,
0.85%^(a)
(Cost $46,311,891) $183,525,144 $1,447,438,855 $(1,584,857,650) $222,556 $49,303 $46,378,208 46,317,995 1,949,957
SECURITIES LENDING COLLATERAL - 0.5%
Limited Purpose Cash
Investment Fund,
0.85%^(a)(b)
(Cost $22,294,034) $39,755,381 $149,556,577 $(167,029,952) $16,003 $25,007 $22,323,016 22,294,034 $–
TOTAL $238,559 $74,310 $68,701,224 $1,949,957
^    No longer affiliated as of March 31, 2020.
(a) Represents 7-day effective yield as of March 31, 2020.
(b) Securities Lending income from affiliated issuers amounted to $82,304 for period ended March 31, 2020.
All securities are Level 1 with respect to ASC 820 (See Note 4).

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 22 6/2020 USD $ 2,826,670 $ (123,712)
$ (123,712)
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
GSCO
Cash $ – $ 368,354 $ 368,354

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 98.8%
Australia - 7.3%
AGL Energy Ltd. 155,937 $ 1,631,934
Alumina Ltd. 152,611 136,769
Aristocrat Leisure Ltd. 26,039 337,404
AusNet Services 94,515 99,242
Australia & New Zealand Banking
Group Ltd. 34,236 359,047
BHP Group plc 11,661 180,975
BlueScope Steel Ltd. 16,889 88,423
Brambles Ltd. 36,891 238,454
CIMIC Group Ltd. 14,462 204,829
Coca-Cola Amatil Ltd. 71,312 384,890
Cochlear Ltd. 9,887 1,126,835
Commonwealth Bank of Australia 5,788 218,381
Crown Resorts Ltd. 47,782 221,744
CSL Ltd. 4,291 777,837
Flight Centre Travel Group Ltd.(3)
(a) 11,343 55,614
Fortescue Metals Group Ltd. 57,682 353,488
Harvey Norman Holdings Ltd. 104,505 191,888
Incitec Pivot Ltd. 71,893 89,178
Insurance Australia Group Ltd. 22,963 86,641
National Australia Bank Ltd. 7,397 75,878
Oil Search Ltd. 64,468 93,495
REA Group Ltd. 4,942 231,503
Sonic Healthcare Ltd. 30,852 463,700
Tabcorp Holdings Ltd. 60,089 92,994
Telstra Corp. Ltd. 1,140,159 2,140,248
Treasury Wine Estates Ltd. 9,226 57,280
Washington H Soul Pattinson &
Co. Ltd. 30,720 317,442
Wesfarmers Ltd. 37,776 800,481
Westpac Banking Corp. 22,429 230,364
Woolworths Group Ltd. 110,904 2,411,760
13,698,718
—
Austria - 0.3%
Erste Group Bank AG 34,962 640,074
Belgium - 1.5%
Ageas 9,834 409,803
Colruyt SA 26,857 1,455,862
Groupe Bruxelles Lambert SA 1,075 84,582
KBC Group NV 9,780 443,769
Proximus SADP 10,068 231,207
UCB SA 1,827 156,322
2,781,545
—
Canada - 12.5%
Agnico Eagle Mines Ltd.(1) 9,319 372,018
Alimentation Couche-Tard, Inc.,
Class B(1) 32,746 771,356
Atco Ltd., Class I(1) 2,617 72,468
Bank of Montreal(1) 11,490 580,174
Bank of Nova Scotia (The)(1) 17,764 725,430
BCE, Inc.(1) 52,885 2,169,439
Canadian Imperial Bank of
Commerce(1) 10,966 638,963
Canadian National Railway Co.(1) 10,880 850,655
INVESTMENTS SHARES VALUE
Canada - 12.5% (continued)
Canadian Natural Resources Ltd.
(1) 97,459 $ 1,333,110
Canadian Pacific Railway Ltd.(1) 3,409 752,267
Canadian Tire Corp. Ltd., Class
A(1) 1,447 87,336
Canadian Utilities Ltd., Class A(1) 25,614 612,275
CI Financial Corp.(1) 42,079 417,710
Emera, Inc.(1) 2,988 117,838
Empire Co. Ltd., Class A(1) 32,490 635,579
Fortis, Inc.(1) 5,296 204,231
Franco-Nevada Corp.(1) 15,384 1,537,088
George Weston Ltd.(1) 1,315 94,030
Hydro One Ltd.(1)(b) 110,474 1,989,207
Imperial Oil Ltd.(1) 73,503 830,976
Intact Financial Corp.(1) 13,650 1,179,741
Loblaw Cos. Ltd.(1) 11,624 599,248
Magna International, Inc.(1) 18,002 574,483
Manulife Financial Corp.(1) 36,788 461,909
Rogers Communications, Inc.,
Class B(1) 13,888 579,678
Royal Bank of Canada(1) 17,262 1,069,231
Saputo, Inc.(1) 22,661 544,907
Shaw Communications, Inc., Class
B(1) 30,997 502,851
Sun Life Financial, Inc.(1) 9,175 295,141
Suncor Energy, Inc.(1) 110,145 1,757,874
Thomson Reuters Corp.(1) 2,445 166,579
Toronto-Dominion Bank (The)(1) 18,136 771,035
Wheaton Precious Metals Corp.(1) 10,511 289,271
23,584,098
—
China - 0.2%
BOC Hong Kong Holdings Ltd. 70,500 193,524
Yangzijiang Shipbuilding Holdings
Ltd. 225,600 130,902
324,426
—
Colombia - 0.1%
Millicom International Cellular SA,
SDR 4,924 136,806
Denmark - 3.1%
Carlsberg A/S, Class B 1,027 115,619
Coloplast A/S, Class B 12,676 1,838,355
DSV Panalpina A/S 2,231 202,863
ISS A/S 7,831 107,132
Novo Nordisk A/S, Class B 33,152 1,979,709
Novozymes A/S, Class B 12,697 569,547
Orsted A/S(b) 8,613 843,192
Pandora A/S 2,282 73,323
5,729,740
—
Finland - 2.4%
Elisa OYJ 11,953 737,781
Fortum OYJ 24,078 350,264
Kone OYJ, Class B 15,644 876,075
Neste OYJ 38,923 1,294,095
Nokia OYJ 142,303 438,273
Orion OYJ, Class B 10,857 441,840

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Finland - 2.4% (continued)
Sampo OYJ, Class A 11,313 $ 326,367
4,464,695
—
France - 5.9%
Aeroports de Paris 1,214 117,280
Air Liquide SA 6,292 803,158
AXA SA 20,508 347,240
Bouygues SA 7,303 211,942
Danone SA 7,784 498,162
Dassault Aviation SA 108 88,688
Dassault Systemes SE 4,259 621,776
Electricite de France SA 56,109 438,745
Engie SA 93,434 956,807
Eutelsat Communications SA 10,457 108,702
Hermes International 2,019 1,373,750
L'Oreal SA 8,806 2,279,090
Natixis SA 41,748 132,936
Pernod Ricard SA 898 127,459
Peugeot SA 14,621 190,355
Sanofi 3,828 331,409
SCOR SE 4,154 91,393
Sodexo SA(c) 2,939 197,369
Suez 49,436 502,240
TOTAL SA 30,641 1,154,517
Worldline SA*(b) 8,937 527,473
11,100,491
—
Germany - 4.1%
adidas AG 934 207,374
Allianz SE (Registered) 5,427 924,205
BASF SE 6,107 285,453
Beiersdorf AG 7,238 728,800
Carl Zeiss Meditec AG 1,025 97,601
Commerzbank AG 229,549 817,159
Evonik Industries AG 5,046 105,377
FUCHS PETROLUB SE
(Preference) 8,133 290,110
Hannover Rueck SE 3,423 483,347
HeidelbergCement AG 1,816 77,585
Henkel AG & Co. KGaA
(Preference) 9,982 798,377
Infineon Technologies AG 7,807 112,700
KION Group AG 1,936 83,321
METRO AG 15,401 131,173
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 350 70,375
SAP SE 6,643 741,677
Siemens Healthineers AG(b) 13,458 520,240
Telefonica Deutschland Holding AG 384,247 943,367
Volkswagen AG (Preference) 1,849 212,999
7,631,240
—
Hong Kong - 3.5%
CLP Holdings Ltd. 152,000 1,392,321
Hang Seng Bank Ltd. 16,800 286,226
HK Electric Investments & HK
Electric Investments Ltd.(d) 1,121,000 1,076,239
Hong Kong & China Gas Co. Ltd. 774,416 1,268,052
MTR Corp. Ltd. 151,000 776,690
INVESTMENTS SHARES VALUE
Hong Kong - 3.5% (continued)
Power Assets Holdings Ltd. 295,000 $ 1,750,011
6,549,539
—
Italy - 0.5%
Assicurazioni Generali SpA 20,165 273,131
Enel SpA 89,661 618,468
891,599
—
Japan - 30.8%
ABC-Mart, Inc. 18,100 905,875
Amada Holdings Co. Ltd. 18,500 145,002
Asahi Group Holdings Ltd. 7,500 243,324
Asahi Kasei Corp. 18,500 129,626
Astellas Pharma, Inc. 96,300 1,483,729
Bandai Namco Holdings, Inc. 16,400 795,453
Bridgestone Corp. 24,700 756,082
Calbee , Inc. 70,600 1,905,273
Canon, Inc. 27,600 599,774
Casio Computer Co. Ltd. 13,600 190,281
Central Japan Railway Co. 1,000 160,271
Chiba Bank Ltd. (The) 14,500 63,121
Chugai Pharmaceutical Co. Ltd. 8,400 971,845
Chugoku Electric Power Co., Inc.
(The) 12,500 174,403
Daicel Corp. 21,500 156,414
East Japan Railway Co. 10,000 756,704
Eisai Co. Ltd. 11,200 819,251
Fast Retailing Co. Ltd. 1,900 775,280
FUJIFILM Holdings Corp. 21,100 1,039,799
Fujitsu Ltd. 900 81,062
Hakuhodo DY Holdings, Inc. 17,300 174,556
Hamamatsu Photonics KK 10,000 406,346
Hisamitsu Pharmaceutical Co., Inc. 7,800 361,953
Hoshizaki Corp. 4,300 321,648
Hoya Corp. 19,700 1,675,120
ITOCHU Corp. 51,900 1,074,051
J Front Retailing Co. Ltd. 22,100 182,399
Japan Airlines Co. Ltd. 32,900 604,618
Japan Post Bank Co. Ltd. 75,700 699,098
Japan Post Holdings Co. Ltd. 36,000 281,614
Japan Tobacco, Inc. 39,600 732,469
JGC Holdings Corp. 21,000 167,622
JTEKT Corp. 9,100 61,461
Kakaku.com, Inc. 7,800 142,658
Kamigumi Co. Ltd. 27,500 464,188
Kansai Paint Co. Ltd. 6,100 115,704
Kao Corp. 13,600 1,107,968
KDDI Corp. 85,400 2,522,595
Kikkoman Corp. 2,600 110,239
Kirin Holdings Co. Ltd. 25,900 511,532
Kose Corp. 1,900 235,109
Kyocera Corp. 3,400 200,637
Kyushu Railway Co. 30,800 884,744
Lawson, Inc. 6,200 340,317
Makita Corp. 2,100 64,058
Maruichi Steel Tube Ltd. 2,900 69,455
McDonald's Holdings Co. Japan
Ltd. 17,000 766,731
Medipal Holdings Corp. 34,500 644,664
MEIJI Holdings Co. Ltd. 3,700 262,205

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Japan - 30.8% (continued)
Mitsubishi Corp. 20,900 $ 442,082
Mitsubishi Electric Corp. 6,400 78,184
Mitsubishi UFJ Financial Group,
Inc. 52,500 196,432
Mitsui & Co. Ltd. 29,900 415,123
Mizuho Financial Group, Inc. 1,297,400 1,488,480
Murata Manufacturing Co. Ltd. 1,500 74,572
Nexon Co. Ltd. 60,400 986,987
NH Foods Ltd. 2,200 76,561
Nippon Telegraph & Telephone
Corp. 62,000 1,482,830
Nisshin Seifun Group, Inc. 18,800 313,627
Nissin Foods Holdings Co. Ltd. 8,100 672,194
Nitori Holdings Co. Ltd. 1,200 162,169
Nitto Denko Corp. 11,400 506,377
Nomura Research Institute Ltd. 18,361 387,835
Omron Corp. 13,300 687,646
Ono Pharmaceutical Co. Ltd. 3,300 75,835
Oracle Corp. Japan 7,700 671,617
Osaka Gas Co. Ltd. 79,800 1,498,454
Otsuka Corp. 12,400 528,619
Otsuka Holdings Co. Ltd. 5,000 195,092
Pola Orbis Holdings, Inc. 5,500 101,114
Recruit Holdings Co. Ltd. 24,600 635,449
Renesas Electronics Corp.* 117,200 416,889
Rinnai Corp. 12,700 895,230
Ryohin Keikaku Co. Ltd. 8,500 94,525
Sankyo Co. Ltd. 25,800 748,216
Secom Co. Ltd. 9,800 810,541
Sekisui Chemical Co. Ltd. 21,600 284,560
Sekisui House Ltd. 5,900 97,303
Seven & i Holdings Co. Ltd. 50,800 1,677,664
Seven Bank Ltd. 27,700 71,489
Shimamura Co. Ltd. 1,700 102,737
Shimano, Inc. 3,100 442,101
Shionogi & Co. Ltd. 17,300 852,189
Softbank Corp. 157,400 2,005,069
Stanley Electric Co. Ltd. 11,700 229,656
Sumitomo Dainippon Pharma Co.
Ltd. 11,700 151,882
Sumitomo Mitsui Financial Group,
Inc. 4,300 104,462
Sundrug Co. Ltd. 34,300 1,099,117
Suntory Beverage & Food Ltd. 39,500 1,492,662
Suzuken Co. Ltd. 1,900 69,031
Suzuki Motor Corp. 5,200 123,818
Sysmex Corp. 10,800 781,649
T&D Holdings, Inc. 48,100 389,929
Toho Gas Co. Ltd. 25,600 1,154,068
Tohoku Electric Power Co., Inc. 6,200 59,600
Tokio Marine Holdings, Inc. 6,700 306,556
Tokyo Gas Co. Ltd. 35,300 831,783
Toyo Suisan Kaisha Ltd. 38,900 1,880,136
Toyota Motor Corp. 4,000 241,060
USS Co. Ltd. 26,300 360,638
West Japan Railway Co. 10,400 711,308
Yamada Denki Co. Ltd.* 79,000 314,659
Yamaha Corp. 4,500 174,400
57,990,534
—
INVESTMENTS SHARES VALUE
Macau - 0.6%
Galaxy Entertainment Group Ltd. 93,000 $ 489,814
Sands China Ltd. 170,800 621,387
1,111,201
—
Netherlands - 1.3%
Adyen NV*(b) 145 123,235
Akzo Nobel NV 3,888 255,709
ASML Holding NV 2,406 634,257
Koninklijke Ahold Delhaize NV 43,960 1,024,117
Randstad NV* 3,285 115,934
Royal Dutch Shell plc, Class A 19,109 331,994
2,485,246
—
Norway - 1.5%
Equinor ASA 25,341 315,904
Gjensidige Forsikring ASA 32,786 558,320
Mowi ASA 30,849 466,420
Orkla ASA 66,777 572,126
Telenor ASA 58,817 859,653
Yara International ASA 2,554 80,755
2,853,178
—
Portugal - 0.4%
Galp Energia SGPS SA 65,276 746,509
Singapore - 3.6%
ComfortDelGro Corp. Ltd. 736,800 784,569
DBS Group Holdings Ltd. 68,100 888,579
Genting Singapore Ltd. 1,159,200 561,934
Oversea-Chinese Banking Corp.
Ltd. 134,400 814,320
SATS Ltd. 161,400 358,773
Singapore Airlines Ltd. 137,600 558,535
Singapore Telecommunications Ltd. 677,900 1,208,509
United Overseas Bank Ltd. 58,200 798,507
Wilmar International Ltd. 306,900 694,026
6,667,752
—
Spain - 1.6%
Endesa SA 13,559 286,914
Iberdrola SA 77,077 753,891
Industria de Diseno Textil SA 28,514 738,902
Mapfre SA 123,347 209,246
Red Electrica Corp. SA 57,865 1,039,805
3,028,758
—
Sweden - 3.2%
Atlas Copco AB, Class A 8,913 296,395
Essity AB, Class B 44,961 1,377,317
Hennes & Mauritz AB, Class B 43,388 555,227
ICA Gruppen AB 8,467 353,628
Investor AB, Class B 6,133 276,682
L E Lundbergforetagen AB, Class B 8,324 337,436
Securitas AB, Class B 34,057 365,856
Skandinaviska Enskilda Banken
AB, Class A 19,770 132,401
Skanska AB, Class B* 36,027 542,176
Swedish Match AB 11,013 623,552
Tele2 AB, Class B 24,152 321,778
Telia Co. AB 139,404 498,980

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Sweden - 3.2% (continued)
Volvo AB, Class B 30,488 $ 362,378
6,043,806
—
Switzerland - 6.6%
Alcon, Inc.* 2,254 115,474
Chocoladefabriken Lindt &
Spruengli AG 37 310,559
Coca-Cola HBC AG 17,070 366,088
Credit Suisse Group AG
(Registered)* 41,285 333,226
Dufry AG (Registered) 40,312 1,237,184
EMS- Chemie Holding AG
(Registered) 562 350,504
Geberit AG (Registered) 423 185,350
Kuehne + Nagel International AG
(Registered) 4,362 594,194
LafargeHolcim Ltd. (Registered)* 1,838 67,075
Nestle SA (Registered) 19,930 2,040,190
Novartis AG (Registered) 11,270 929,762
Partners Group Holding AG 264 180,752
Roche Holding AG 6,777 2,180,447
Schindler Holding AG 1,698 371,484
SGS SA (Registered) 496 1,144,011
Sika AG (Registered) 1,440 236,466
Sonova Holding AG (Registered) 1,598 284,946
Swatch Group AG (The) 438 86,023
Swiss Life Holding AG (Registered) 1,324 444,395
Swisscom AG (Registered) 762 408,036
UBS Group AG (Registered)* 25,595 234,607
Zurich Insurance Group AG 638 224,134
12,324,907
—
United Kingdom - 7.7%
Admiral Group plc 20,048 552,125
Associated British Foods plc 27,947 626,004
AstraZeneca plc 8,795 783,625
Aviva plc 111,130 365,368
Barclays plc 489,615 556,414
Barratt Developments plc 73,837 399,112
Berkeley Group Holdings plc 4,493 200,539
BP plc 57,637 236,366
British American Tobacco plc 8,440 287,511
BT Group plc 63,247 91,997
Burberry Group plc 5,445 88,507
Compass Group plc 24,101 375,496
Diageo plc 44,430 1,408,853
Direct Line Insurance Group plc 371,840 1,357,478
GlaxoSmithKline plc 18,799 352,748
HSBC Holdings plc 83,972 471,400
Imperial Brands plc 5,246 96,817
ITV plc 529,693 434,684
JD Sports Fashion plc 14,898 83,440
Kingfisher plc 103,321 181,484
Legal & General Group plc 199,597 471,588
Marks & Spencer Group plc 98,848 119,827
Mondi plc 26,110 440,623
National Grid plc 75,317 880,025
Next plc 6,479 325,044
Persimmon plc 24,614 581,842
Reckitt Benckiser Group plc 4,928 375,393
INVESTMENTS SHARES VALUE
United Kingdom - 7.7% (continued)
Sage Group plc (The) 17,119 $ 124,482
Smith & Nephew plc 28,604 503,903
SSE plc 19,116 307,176
Taylor Wimpey plc 667,509 960,519
Vodafone Group plc 45,700 63,223
Whitbread plc 9,889 366,501
14,470,114
—
United States - 0.1%
Ferguson plc 3,329 205,840
TOTAL COMMON STOCKS
(Cost $193,708,875) 185,460,816
SHORT-TERM INVESTMENTS - 5.3%
INVESTMENT COMPANIES - 5.3%
Limited Purpose Cash Investment
Fund, 0.85%(1)(e)
(Cost $9,897,148) 9,897,148 9,910,015
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(1)(e)(f) 44,960 44,960
Limited Purpose Cash Investment
Fund 0.85%(1)(e)(f) 137,150 137,329
TOTAL SECURITIES LENDING COLLATERAL
(Cost $182,110) 182,289
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 104.2%
(Cost $203,788,133) 195,553,120
LIABILITIES IN EXCESS OF OTHER
ASSETS - (4.2)%(g) (7,931,185)
NET ASSETS - 100.0% $187,621,935

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 18,983,139 10.1%
Consumer Discretionary 21,294,531 11.3
Consumer Staples 35,017,706 18.7
Energy 8,412,283 4.5
Financials 25,441,930 13.6
Health Care 20,966,990 11.2
Industrials 18,428,766 9.8
Information Technology 8,418,667 4.5
Materials 7,587,149 4.0
Utilities 20,909,655 11.1
Short-Term Investments 9,910,015 5.3
Securities Lending Collateral 182,289 0.1
Total Investments In Securities
At Value 195,553,120 104.2
Liabilities in Excess of Other
Assets(g) (7,931,185) (4.2)
Net Assets
$ 187,621,935 100.0%
* Non-income producing security.
(a) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2020 amounted to $55,614, which represents approximately 0.03% of net assets of the fund.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $4,003,347, which represents approximately 2.13%
of net assets of the fund.
(c) The security or a portion of this security is on loan at March 31,
2020. The total value of securities on loan at March 31, 2020 was
$173,366.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31,
2020, the value of these securities amounted to $1,076,239 or
0.57% of net assets.
(e) Represents 7-day effective yield as of March 31, 2020.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 5 6/2020 USD $ 389,825 $ (171)
$ (171)
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 1,126,509 $ 1,126,509

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 94.9%
Brazil - 3.6%
Ambev SA, ADR(1)* 110,066 $ 253,152
B2W Cia Digital(1)* 13,200 121,938
BB Seguridade Participacoes SA(1) 28,800 137,734
Cia de Saneamento Basico do
Estado de Sao Paulo, ADR(1)* 26,689 196,965
Engie Brasil Energia SA(1) 45,575 341,367
Equatorial Energia SA(1) 37,300 126,341
Hapvida Participacoes e
Investimentos SA(1)(a) 3,200 26,112
Hypera SA(1)* 7,700 42,367
IRB Brasil Resseguros S/A(1)* 14,700 27,385
Lojas Renner SA(1) 10,250 66,202
Porto Seguro SA(1) 2,300 19,883
Rumo SA(1)* 27,800 105,131
Sul America SA(1)* 14,000 91,068
Telefonica Brasil SA, ADR(1) 27,613 263,152
TIM Participacoes SA, ADR(1)* 30,791 374,418
Vale SA, ADR(1)* 9,895 82,030
WEG SA(1) 10,654 68,831
2,344,076
—
Chile - 1.5%
Aguas Andinas SA, Class A(1) 1,000,935 294,702
Banco de Chile(1) 1,543,060 124,577
Cia Cervecerias Unidas SA, ADR(1) 23,753 317,815
Enel Chile SA, ADR(1) 55,174 183,178
SACI Falabella (1) 16,990 37,438
957,710
—
China - 26.0%
Agricultural Bank of China Ltd.,
Class H 627,000 250,339
Anhui Conch Cement Co. Ltd.,
Class H 4,500 30,913
ANTA Sports Products Ltd. 28,000 203,188
Bank of Beijing Co. Ltd., Class A 823,017 558,133
Bank of China Ltd., Class H 635,000 241,722
Bank of Communications Co. Ltd.,
Class H 291,000 177,237
Beijing Capital International Airport
Co. Ltd., Class H 172,000 109,161
China Conch Venture Holdings Ltd. 6,000 26,610
China Construction Bank Corp.,
Class H 693,000 563,303
China Education Group Holdings
Ltd.(b) 73,000 101,025
China Everbright Bank Co. Ltd.,
Class H 133,000 50,592
China Gas Holdings Ltd. 42,200 145,925
China Longyuan Power Group
Corp. Ltd., Class H 403,000 219,960
China Medical System Holdings
Ltd. 28,000 29,953
China Mobile Ltd. 118,000 884,325
China Resources Beer Holdings
Co. Ltd. 26,000 117,859
China Resources Gas Group Ltd. 152,000 762,775
China Resources Pharmaceutical
Group Ltd.(a) 75,500 45,080
INVESTMENTS SHARES VALUE
China - 26.0% (continued)
China Resources Power Holdings
Co. Ltd. 168,000 $ 184,252
China Shenhua Energy Co. Ltd.,
Class H 142,500 269,249
China Telecom Corp. Ltd., Class H 1,666,000 504,773
China Tower Corp. Ltd., Class H(a) 1,244,000 276,418
China Unicom Hong Kong Ltd. 490,000 285,793
China Yangtze Power Co. Ltd.,
Class A 101,229 246,138
Contemporary Amperex Technology
Co. Ltd., Class A 8,800 148,374
CSPC Pharmaceutical Group Ltd. 244,000 479,970
Dali Foods Group Co. Ltd.(a) 746,000 517,371
ENN Energy Holdings Ltd. 47,300 458,207
Guangdong Investment Ltd. 500,000 959,524
Haier Electronics Group Co. Ltd. 81,000 213,829
Hengan International Group Co.
Ltd. 6,000 44,815
Hua Hong Semiconductor Ltd.(a) 56,000 100,691
Industrial & Commercial Bank of
China Ltd., Class H 791,000 539,604
Industrial Bank Co. Ltd., Class A 39,400 87,754
Jiangsu Expressway Co. Ltd.,
Class H 168,000 186,726
Jiangsu Hengrui Medicine Co. Ltd.,
Class A* 13,100 168,130
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 15,100 177,145
Kingdee International Software
Group Co. Ltd. 284,000 373,558
Kunlun Energy Co. Ltd. 170,000 98,245
Kweichow Moutai Co. Ltd., Class A 5,749 893,299
Li Ning Co. Ltd. 49,500 142,406
Luxshare Precision Industry Co.
Ltd., Class A 5,400 28,630
People's Insurance Co. Group of
China Ltd. (The), Class H 618,000 202,430
PICC Property & Casualty Co. Ltd.,
Class H 34,000 32,558
Ping An Insurance Group Co. of
China Ltd., Class H 6,000 58,598
Postal Savings Bank of China Co.
Ltd., Class H(a) 335,000 203,961
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 448,000 562,400
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H 51,500 166,990
Shanghai Pudong Development
Bank Co. Ltd., Class A 14,700 20,922
Shenzhen Expressway Co. Ltd.,
Class H 76,000 76,837
Shenzhen International Holdings
Ltd. 57,000 103,375
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A 4,300 156,416
Shenzhou International Group
Holdings Ltd. 15,700 164,694
Sinopec Shanghai Petrochemical
Co. Ltd., Class H 188,000 46,359
Sinopharm Group Co. Ltd., Class H 12,000 26,588

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
China - 26.0% (continued)
Sun Art Retail Group Ltd. 479,500 $ 705,408
Tencent Holdings Ltd. 17,500 864,983
Tingyi Cayman Islands Holding
Corp. 196,000 318,663
Uni -President China Holdings Ltd. 216,000 208,763
Want Want China Holdings Ltd. 231,000 166,578
Wuliangye Yibin Co. Ltd., Class A 15,800 254,119
Yihai International Holding Ltd.* 10,000 75,325
Zhongsheng Group Holdings Ltd. 105,500 366,104
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 10,700 31,697
16,716,769
—
Hong Kong - 0.0%(c)
China Huishan Dairy Holdings Co.
Ltd.(3)*(d) 700,000 1
SSY Group Ltd. 30,000 23,245
23,246
—
India - 11.2%
Adani Ports & Special Economic
Zone Ltd. 39,151 130,111
Asian Paints Ltd. 28,004 616,863
Axis Bank Ltd., GDR(b) 1,830 45,368
Berger Paints India Ltd. 6,658 43,675
Britannia Industries Ltd. 4,577 161,876
Coal India Ltd. 85,329 156,799
Colgate-Palmolive India Ltd. 10,399 171,572
Dabur India Ltd. 32,513 193,113
Dr Reddy's Laboratories Ltd. 6,021 245,131
HDFC Asset Management Co. Ltd.
(a) 12,067 335,844
Hindustan Unilever Ltd. 32,490 985,323
Infosys Ltd., ADR(1) 60,686 498,232
InterGlobe Aviation Ltd.(a) 6,493 91,915
ITC Ltd. 274,860 619,799
Larsen & Toubro Ltd., GDR(b) 9,880 107,264
Nestle India Ltd. 4,384 947,886
Oil & Natural Gas Corp. Ltd. 73,184 65,525
Page Industries Ltd. 366 81,866
Pidilite Industries Ltd. 4,927 88,281
Reliance Industries Ltd., GDR(a) 7,079 216,812
Shree Cement Ltd. 612 140,951
State Bank of India, GDR*(b) 4,085 103,497
Tata Consultancy Services Ltd. 15,648 376,445
United Spirits Ltd.* 49,968 320,217
Wipro Ltd., ADR(1) 148,128 459,197
7,203,562
—
Indonesia - 1.8%
Bank Central Asia Tbk . PT 328,700 553,833
Hanjaya Mandala Sampoerna Tbk .
PT 1,362,800 118,129
Indofood CBP Sukses Makmur
Tbk . PT 130,300 81,272
Telekomunikasi Indonesia Persero
Tbk . PT 770,100 149,566
Unilever Indonesia Tbk . PT 638,000 282,130
1,184,930
—
INVESTMENTS SHARES VALUE
Malaysia - 5.2%
DiGi.Com Bhd. 97,400 $ 98,131
Hartalega Holdings Bhd. 96,800 153,792
Hong Leong Bank Bhd. 118,600 366,885
IHH Healthcare Bhd. 46,000 54,639
Kuala Lumpur Kepong Bhd. 15,100 73,224
Malayan Banking Bhd. 345,900 596,781
MISC Bhd. 27,300 46,837
Nestle Malaysia Bhd. 13,200 417,499
Petronas Chemicals Group Bhd. 338,500 394,810
Petronas Gas Bhd. 42,000 149,103
PPB Group Bhd. 122,200 463,333
Public Bank Bhd. 48,800 179,524
Sime Darby Plantation Bhd. 118,100 135,038
Tenaga Nasional Bhd. 68,800 191,479
Westports Holdings Bhd. 64,700 50,855
3,371,930
—
Mexico - 3.5%
Arca Continental SAB de CV(1) 55,400 223,281
Coca-Cola Femsa SAB de CV,
ADR(1) 2,018 81,184
Fomento Economico Mexicano
SAB de CV, ADR(1) 2,000 121,020
Gruma SAB de CV, Class B(1) 30,485 233,458
Grupo Aeroportuario del Sureste
SAB de CV, ADR(1) 1,447 136,221
Grupo Bimbo SAB de CV, Series
A(1) 58,900 85,610
Infraestructura Energetica Nova
SAB de CV(1) 28,200 86,386
Kimberly-Clark de Mexico SAB de
CV, Class A(1) 89,700 135,821
Promotora y Operadora de
Infraestructura SAB de CV(1)* 71,940 482,754
Wal-Mart de Mexico SAB de CV(1) 276,900 650,740
2,236,475
—
Philippines - 0.4%
Bank of the Philippine Islands 167,390 203,638
BDO Unibank , Inc. 12,190 24,642
228,280
—
Poland - 1.3%
CD Projekt SA 943 64,946
Cyfrowy Polsat SA 3,209 18,386
LPP SA 255 320,725
Polski Koncern Naftowy ORLEN SA 4,765 63,764
Polskie Gornictwo Naftowe i
Gazownictwo SA 185,887 153,523
Powszechny Zaklad Ubezpieczen
SA 29,773 223,655
844,999
—
Russia - 0.8%
Novolipetsk Steel PJSC, GDR(b) 3,235 50,288
Polyus PJSC, GDR(b) 3,077 208,815
Severstal PJSC, GDR(b) 20,051 219,682
Tatneft PJSC, ADR 1,154 48,150
526,935
—

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Saudi Arabia - 2.7%
Advanced Petrochemical Co. 15,688 $ 184,725
Al Rajhi Bank 60,928 872,421
Bupa Arabia for Cooperative
Insurance Co. 2,697 65,428
Jarir Marketing Co. 3,832 129,471
National Commercial Bank 2,408 22,196
Samba Financial Group 3,308 17,623
Saudi Telecom Co. 18,766 434,937
1,726,801
—
South Africa - 4.8%
Absa Group Ltd. 4,072 16,941
Bidvest Group Ltd. (The) 12,172 99,234
Capitec Bank Holdings Ltd. 5,805 285,548
Clicks Group Ltd. 12,623 181,942
FirstRand Ltd. 91,875 206,180
Kumba Iron Ore Ltd. 8,287 129,217
Mr Price Group Ltd. 53,298 338,219
Naspers Ltd., Class N 212 30,128
Pick n Pay Stores Ltd. 160,867 545,053
RMB Holdings Ltd. 172,464 471,576
Sanlam Ltd. 6,534 18,606
Shoprite Holdings Ltd. 15,478 108,174
SPAR Group Ltd. (The) 13,398 136,149
Standard Bank Group Ltd. 16,939 96,944
Tiger Brands Ltd. 29,841 309,100
Vodacom Group Ltd. 22,115 144,680
3,117,691
—
South Korea - 11.1%
Amorepacific Corp. 5,213 714,896
BGF retail Co. Ltd. 2,336 253,031
Celltrion , Inc.* 1,072 199,394
Coway Co. Ltd. 2,396 113,340
DB Insurance Co. Ltd. 3,942 111,698
GS Holdings Corp. 3,410 102,800
Hanon Systems 8,057 58,509
Hyundai Glovis Co. Ltd. 1,869 138,310
Hyundai Marine & Fire Insurance
Co. Ltd. 6,412 118,562
Hyundai Mobis Co. Ltd. 866 119,792
Kangwon Land, Inc. 20,174 325,101
Kia Motors Corp. 3,746 78,849
KT&G Corp. 13,673 837,160
LG Household & Health Care Ltd. 304 278,460
Medy-Tox , Inc. 772 122,817
NAVER Corp. 1,206 167,676
NCSoft Corp. 658 351,178
Netmarble Corp.*(a) 2,647 201,649
Pearl Abyss Corp.* 377 54,997
S-1 Corp. 8,036 530,317
Samsung Electronics Co. Ltd. 23,402 909,904
Samsung Fire & Marine Insurance
Co. Ltd. 1,608 203,368
Samsung SDS Co. Ltd. 2,090 255,468
SK Hynix, Inc. 8,280 559,762
SK Telecom Co. Ltd. 1,382 201,006
Yuhan Corp. 627 117,320
7,125,364
—
INVESTMENTS SHARES VALUE
Taiwan - 15.8%
Advantech Co. Ltd. 33,998 $ 280,132
Asustek Computer, Inc. 19,000 128,647
Chang Hwa Commercial Bank Ltd. 858,212 541,810
China Life Insurance Co. Ltd. 230,000 127,213
Chunghwa Telecom Co. Ltd. 242,600 860,086
CTBC Financial Holding Co. Ltd. 315,000 185,484
Delta Electronics, Inc. 7,000 27,705
E.Sun Financial Holding Co. Ltd. 513,961 410,272
Eclat Textile Co. Ltd. 20,000 158,327
Eva Airways Corp. 306,000 89,290
Far EasTone Telecommunications
Co. Ltd. 354,000 739,229
Feng TAY Enterprise Co. Ltd. 20,944 89,703
First Financial Holding Co. Ltd. 1,404,197 907,394
Formosa Petrochemical Corp. 128,000 341,741
Formosa Plastics Corp. 10,000 24,736
Fubon Financial Holding Co. Ltd. 162,000 200,236
Hua Nan Financial Holdings Co.
Ltd. 1,072,582 638,083
Mega Financial Holding Co. Ltd. 748,000 702,372
Nien Made Enterprise Co. Ltd. 13,000 77,233
Novatek Microelectronics Corp. 15,000 84,573
President Chain Store Corp. 98,000 916,182
Shanghai Commercial & Savings
Bank Ltd. (The) 17,299 22,395
Taiwan Cooperative Financial
Holding Co. Ltd. 616,481 372,291
Taiwan Mobile Co. Ltd. 265,000 874,978
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR(1) 17,891 855,011
Uni -President Enterprises Corp. 257,172 556,628
10,211,751
—
Thailand - 4.8%
Advanced Info Service PCL, NVDR 30,600 185,531
Airports of Thailand PCL, NVDR 485,800 747,724
B Grimm Power PCL, NVDR 35,800 43,151
Bangkok Bank PCL, NVDR 30,000 91,593
Bangkok Dusit Medical Services
PCL, NVDR 1,006,800 576,490
BTS Group Holdings PCL, NVDR 349,700 96,465
Bumrungrad Hospital PCL, NVDR 14,600 50,543
CP ALL PCL, NVDR 12,500 23,107
Electricity Generating PCL, NVDR 32,400 226,984
Home Product Center PCL, NVDR 1,734,600 580,720
Krung Thai Bank PCL, NVDR 700,600 241,578
Ratch Group PCL, NVDR 11,100 19,226
Siam Cement PCL (The), NVDR 3,700 36,304
Siam Commercial Bank PCL (The),
NVDR 76,200 160,273
3,079,689
—

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Turkey - 0.4%
Eregli Demir ve Celik Fabrikalari
TAS 68,874 $ 78,042
Turk Hava Yollari AO* 109,107 149,639
Turkcell Iletisim Hizmetleri A/S 16,988 31,553
259,234
—
TOTAL COMMON STOCKS
(Cost $67,595,134) 61,159,442
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.0%(c)
India - 0.0%(c)
Britannia Industries Ltd.
8.00%, 8/28/2022
(Cost $65) INR 4,670 64
SHARES
SHORT-TERM INVESTMENTS - 4.1%
INVESTMENT COMPANIES - 4.1%
Limited Purpose Cash Investment
Fund, 0.85%(1)(e)
(Cost $2,650,724) 2,650,724 2,654,170
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.0%
(Cost $70,245,923) 63,813,676
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.0%(f) 630,915
NET ASSETS - 100.0% $64,444,591
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 8,032,390 12.5%
Consumer Discretionary 3,918,805 6.1
Consumer Staples 15,411,787 23.9
Energy 1,418,364 2.2
Financials 13,129,554 20.4
Health Care 3,247,375 5.0
Industrials 3,753,678 5.8
Information Technology 4,937,956 7.7
Materials 2,375,689 3.7
Utilities 4,933,908 7.6
Short-Term Investments 2,654,170 4.1
Total Investments In Securities
At Value 63,813,676 99.0
Other Assets in Excess of
Liabilities(f) 630,915 1.0
Net Assets
$ 64,444,591 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $2,015,853, which represents approximately 3.13%
of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31,
2020, the value of these securities amounted to $835,939 or
1.30% of net assets.
(c) Represents less than 0.05% of net assets.
(d) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2020 amounted to $1, which
represents approximately 0.00% of net assets of the fund.
(e) Represents 7-day effective yield as of March 31, 2020.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 63 6/2020 USD $ 2,655,135 $ 36,851
$ 36,851

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
JPMS
Cash $ – $ 368,651 $ 368,651

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 86.8%
Australia - 1.5%
ASX Ltd. 891 $ 41,824
Aurizon Holdings Ltd. 25,191 65,284
BHP Group Ltd. 14,837 269,163
BHP Group plc 33,174 514,849
BlueScope Steel Ltd. 57,529 301,194
CIMIC Group Ltd. 7,876 111,550
Dexus , REIT 14,068 77,959
Fortescue Metals Group Ltd. 187,607 1,149,697
Goodman Group, REIT 25,367 185,932
GPT Group (The), REIT 42,925 95,365
Lendlease Group 2,927 18,352
Mirvac Group, REIT 95,677 121,557
Newcrest Mining Ltd. 5,164 70,916
Rio Tinto plc 10,235 469,196
Scentre Group, REIT 90,560 86,741
South32 Ltd. 58,798 64,908
Stockland, REIT 49,658 76,360
Vicinity Centres , REIT 97,628 61,070
3,781,917
—
Belgium - 0.5%
Ageas 23,342 972,708
Galapagos NV* 814 159,851
1,132,559
—
Canada - 2.1%
Air Canada(1)* 35,164 393,543
Alimentation Couche-Tard, Inc.,
Class B(1) 9,298 219,021
Barrick Gold Corp.(1) 20,614 378,795
CGI, Inc.(1)* 7,998 433,005
Constellation Software, Inc.(1) 1,086 987,007
Cronos Group, Inc.(1)*(a) 13,577 77,084
Great-West Lifeco , Inc.(1) 1,345 23,234
Kinross Gold Corp.(1)* 97,967 393,316
Magna International, Inc.(1) 3,215 102,598
Manulife Financial Corp.(1) 31,536 395,965
Onex Corp.(1) 2,833 103,693
Open Text Corp.(1) 10,411 364,048
Power Corp. of Canada(1) 7,139 114,849
RioCan , REIT(1) 6,747 77,332
Shopify, Inc., Class A(1)* 1,135 475,534
Teck Resources Ltd., Class B(1) 83,744 634,938
5,173,962
—
Chile - 0.0%(b)
Antofagasta plc 9,912 94,664
China - 0.3%
Yangzijiang Shipbuilding Holdings
Ltd. 1,311,800 761,160
Denmark - 1.3%
Danske Bank A/S 5,712 63,571
H Lundbeck A/S 11,423 335,406
Novo Nordisk A/S, Class B 21,830 1,303,602
Pandora A/S 45,949 1,476,394
3,178,973
—
INVESTMENTS SHARES VALUE
Finland - 0.4%
Fortum OYJ 15,938 $ 231,851
Kone OYJ, Class B 7,387 413,678
Nokia OYJ 35,430 109,119
Orion OYJ, Class B 5,811 236,486
991,134
—
France - 2.5%
AXA SA 29,203 494,464
BNP Paribas SA 9,012 263,107
Bouygues SA 2,393 69,448
Capgemini SE 1,616 135,037
Cie de Saint-Gobain 24,523 588,440
CNP Assurances 11,691 113,199
Electricite de France SA 106,468 832,528
Engie SA 97,390 997,318
Klepierre SA, REIT 4,718 89,933
Natixis SA 30,604 97,450
Orange SA 12,014 145,459
Peugeot SA 88,376 1,150,593
Publicis Groupe SA 3,716 106,199
Sanofi 4,518 391,145
Schneider Electric SE 5,617 474,765
Societe Generale SA 5,908 96,786
Unibail - Rodamco -Westfield, REIT 2,005 114,940
6,160,811
—
Germany - 1.9%
adidas AG 1,258 279,310
Allianz SE (Registered) 3,109 529,455
Bayer AG (Registered) 37,732 2,161,987
Commerzbank AG 19,998 71,190
Covestro AG(c) 4,104 124,549
E.ON SE 13,974 143,341
Fresenius Medical Care AG & Co.
KGaA 1,513 98,763
Fresenius SE & Co. KGaA 1,365 50,823
HOCHTIEF AG 3,356 220,354
KION Group AG 4,332 186,440
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 1,436 288,737
Porsche Automobil Holding SE
(Preference) 865 36,157
RWE AG 3,808 99,585
Siemens AG (Registered) 906 75,864
Volkswagen AG (Preference) 2,388 275,090
4,641,645
—
Hong Kong - 1.7%
CK Asset Holdings Ltd. 240,000 1,302,164
CK Infrastructure Holdings Ltd. 2,749 14,553
CLP Holdings Ltd. 8,500 77,860
Henderson Land Development Co.
Ltd. 77,000 291,436
HKT Trust & HKT Ltd. 47,000 63,922
Hong Kong Exchanges & Clearing
Ltd. 5,269 157,856
Kerry Properties Ltd. 124,000 324,260
Link, REIT 18,329 154,486
New World Development Co. Ltd. 388,000 413,715

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Hong Kong - 1.7% (continued)
PCCW Ltd. 19,406 $ 10,642
Power Assets Holdings Ltd. 12,500 74,153
Sun Hung Kai Properties Ltd. 13,500 176,500
WH Group Ltd.(c) 1,190,000 1,098,381
Wheelock & Co. Ltd. 10,000 67,759
4,227,687
—
Italy - 1.3%
Assicurazioni Generali SpA 51,317 695,078
Enel SpA 91,764 632,974
Intesa Sanpaolo SpA 851,267 1,377,403
Leonardo SpA 18,376 121,487
Mediobanca Banca di Credito
Finanziario SpA 17,671 96,363
Poste Italiane SpA (c) 34,381 289,379
3,212,684
—
Japan - 6.7%
Aeon Mall Co. Ltd. 700 8,835
Alfresa Holdings Corp. 4,700 87,474
Astellas Pharma, Inc. 124,500 1,918,215
Dai-ichi Life Holdings, Inc. 42,900 509,443
Daito Trust Construction Co. Ltd. 486 45,132
Daiwa House Industry Co. Ltd. 2,451 60,558
FUJIFILM Holdings Corp. 2,900 142,911
Fujitsu Ltd. 7,411 667,499
Hitachi High-Tech Corp. 558 41,221
Hitachi Ltd. 23,200 666,453
Hoya Corp. 1,900 161,560
Hulic Co. Ltd. 1,500 15,180
ITOCHU Corp. 9,000 186,252
Japan Airlines Co. Ltd. 38,000 698,343
Japan Real Estate Investment
Corp., REIT 30 176,349
Japan Retail Fund Investment
Corp., REIT 64 72,753
Kajima Corp. 20,200 206,475
Kamigumi Co. Ltd. 11,600 195,803
Marubeni Corp. 106,400 528,070
Mazda Motor Corp. 18,200 96,112
Mitsubishi Corp. 11,000 232,675
Mitsubishi Estate Co. Ltd. 5,764 85,129
Mitsubishi UFJ Financial Group,
Inc. 26,700 99,900
Mitsui Fudosan Co. Ltd. 4,598 79,613
MS&AD Insurance Group Holdings,
Inc. 12,300 343,184
Nikon Corp. 40,000 367,131
Nintendo Co. Ltd. 2,300 893,902
Nippon Building Fund, Inc., REIT 21 141,266
Nippon Express Co. Ltd. 3,300 160,970
Nippon Telegraph & Telephone
Corp. 33,092 791,449
Nomura Holdings, Inc. 31,900 134,621
Nomura Real Estate Holdings, Inc. 1,000 16,181
Nomura Real Estate Master Fund,
Inc., REIT 117 148,815
Nomura Research Institute Ltd. 5,000 105,614
NTT DOCOMO, Inc. 5,300 165,747
ORIX Corp. 5,100 60,846
INVESTMENTS SHARES VALUE
Japan - 6.7% (continued)
Otsuka Corp. 2,500 $ 106,576
Resona Holdings, Inc. 229,600 688,411
Shinsei Bank Ltd. 45,000 596,016
Shionogi & Co. Ltd. 11,200 551,706
Sompo Holdings, Inc. 3,800 117,131
Sony Corp. 21,900 1,297,214
Sumitomo Corp. 45,000 513,191
Sumitomo Dainippon Pharma Co.
Ltd. 8,300 107,746
Sumitomo Heavy Industries Ltd. 17,400 311,312
Sumitomo Mitsui Financial Group,
Inc. 15,800 383,836
Sumitomo Mitsui Trust Holdings,
Inc. 2,500 71,825
Sumitomo Realty & Development
Co. Ltd. 2,624 64,072
Suzuken Co. Ltd. 3,900 141,695
Taiheiyo Cement Corp. 12,000 204,400
Tokyo Electron Ltd. 3,400 633,670
Tokyu Fudosan Holdings Corp. 2,900 13,929
Toshiba Corp. 10,400 227,951
16,342,362
—
Macau - 0.0%(b)
Wynn Macau Ltd. 61,200 91,782
Malta - 0.0%(b)
BGP Holdings plc(3)*(d)(e) 96,388 119
Netherlands - 2.0%
ASML Holding NV 298 78,557
ING Groep NV 19,668 100,781
Koninklijke Ahold Delhaize NV 121,529 2,831,209
Koninklijke Philips NV 26,216 1,076,360
NN Group NV 11,780 320,130
Royal Dutch Shell plc, Class B 22,741 381,459
4,788,496
—
Russia - 0.1%
Evraz plc 114,976 328,961
Singapore - 0.2%
ComfortDelGro Corp. Ltd. 330,400 351,821
Singapore Exchange Ltd. 4,067 26,193
378,014
—
South Africa - 0.1%
Anglo American plc 15,918 278,941
Spain - 1.5%
ACS Actividades de Construccion y
Servicios SA 6,370 126,504
Banco Bilbao Vizcaya Argentaria
SA 169,211 523,971
Banco de Sabadell SA 194,047 98,133
Enagas SA 29,742 586,727
Endesa SA 40,767 862,646
Iberdrola SA 136,116 1,331,352
Naturgy Energy Group SA 5,611 98,438
Red Electrica Corp. SA 9,526 171,178
3,798,949
—

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Sweden - 0.8%
Hennes & Mauritz AB, Class B 21,728 $ 278,049
Investor AB, Class B 2,204 99,431
Kinnevik AB, Class B(a) 1,380 22,507
Skanska AB, Class B* 7,160 107,752
Swedish Match AB 1,753 99,254
Telefonaktiebolaget LM Ericsson,
Class B* 121,587 984,242
Volvo AB, Class B 24,257 288,317
1,879,552
—
Switzerland - 3.6%
Adecco Group AG (Registered) 10,839 427,129
Geberit AG (Registered) 271 118,747
Glencore plc* 67,528 102,207
Nestle SA (Registered) 12,769 1,307,134
Novartis AG (Registered) 20,570 1,697,001
Roche Holding AG 11,765 3,785,294
Sonova Holding AG (Registered) 4,132 736,795
STMicroelectronics NV 4,822 103,657
Swiss Life Holding AG (Registered) 306 102,708
Zurich Insurance Group AG 965 339,011
8,719,683
—
United Kingdom - 2.9%
3i Group plc 9,545 92,487
Aviva plc 246,123 809,192
BAE Systems plc 89,326 573,921
Barclays plc 381,890 433,992
Barratt Developments plc 107,499 581,066
Berkeley Group Holdings plc 12,553 560,285
BT Group plc 534,729 777,799
Burberry Group plc 8,158 132,606
Centrica plc 811,776 382,502
CK Hutchison Holdings Ltd. 65,000 433,235
Direct Line Insurance Group plc 73,889 269,747
Fiat Chrysler Automobiles NV 7,049 50,321
GlaxoSmithKline plc 6,378 119,678
JD Sports Fashion plc 24,115 135,062
Meggitt plc 31,050 111,615
Micro Focus International plc 21,275 104,983
Persimmon plc 36,711 867,800
Sage Group plc (The) 9,070 65,953
Smith & Nephew plc 8,614 151,749
Taylor Wimpey plc 308,826 444,388
7,098,381
—
United States - 55.4%
AbbVie, Inc.(1) 816 62,171
Accenture plc, Class A(1) 676 110,364
Adobe, Inc.(1)* 5,484 1,745,228
Akamai Technologies, Inc.(1)* 7,908 723,503
Alexion Pharmaceuticals, Inc.(1)* 20,483 1,839,169
Alleghany Corp.(1) 193 106,604
Allergan plc(1) 2,326 411,935
Allstate Corp. (The)(1) 31,254 2,866,929
Ally Financial, Inc.(1) 29,331 423,246
Alphabet, Inc., Class A(1)* 1,725 2,004,364
Alphabet, Inc., Class C(1)* 2,006 2,332,597
Altria Group, Inc.(1) 1,664 64,347
Amazon.com, Inc.(1)* 1,653 3,222,886
INVESTMENTS SHARES VALUE
United States - 55.4% (continued)
American Electric Power Co., Inc.
(1) 9,790 $ 783,004
American Financial Group, Inc.(1) 4,068 285,085
American Tower Corp., REIT(1) 4,396 957,229
AmerisourceBergen Corp.(1) 1,742 154,167
Amgen, Inc.(1) 2,504 507,636
Anthem, Inc.(1) 3,691 838,005
Apple, Inc.(1) 28,779 7,318,211
Applied Materials, Inc.(1) 41,827 1,916,513
Arch Capital Group Ltd.(1)* 15,301 435,466
Arrow Electronics, Inc.(1)* 26,966 1,398,726
AvalonBay Communities, Inc.,
REIT(1) 811 119,355
Berkshire Hathaway, Inc., Class
B(1)* 9,167 1,676,003
Best Buy Co., Inc.(1) 13,737 783,009
Biogen, Inc.(1)* 6,845 2,165,621
Booking Holdings, Inc.(1)* 136 182,964
Booz Allen Hamilton Holding Corp.
(1) 2,468 169,404
Boston Properties, Inc., REIT(1) 869 80,148
Bristol-Myers Squibb Co.(1) 9,640 537,334
Broadcom, Inc.(1) 1,678 397,854
Cadence Design Systems, Inc.(1)* 17,671 1,166,993
Cardinal Health, Inc.(1) 1,815 87,011
Church & Dwight Co., Inc.(1) 2,823 181,180
Cisco Systems, Inc.(1) 46,430 1,825,163
Citizens Financial Group, Inc.(1) 27,048 508,773
Cognizant Technology Solutions
Corp., Class A(1) 5,092 236,625
Colgate-Palmolive Co.(1) 21,397 1,419,905
Comcast Corp., Class A(1) 20,472 703,827
Comerica, Inc.(1) 13,350 391,689
Consolidated Edison, Inc.(1) 2,819 219,882
Costco Wholesale Corp.(1) 557 158,817
Crown Castle International Corp.,
REIT(1) 1,970 284,468
Cummins, Inc.(1) 529 71,584
Delta Air Lines, Inc.(1) 19,048 543,439
Digital Realty Trust, Inc., REIT(1) 475 65,982
Discover Financial Services(1) 19,239 686,255
Dollar General Corp.(1) 1,152 173,964
DuPont de Nemours, Inc.(1) 4,864 165,862
Eaton Corp. plc(1) 8,594 667,668
eBay, Inc.(1) 18,101 544,116
Edwards Lifesciences Corp.(1)* 3,150 594,153
Electronic Arts, Inc.(1)* 13,325 1,334,765
Eli Lilly & Co.(1) 3,006 416,992
Equinix , Inc., REIT(1) 222 138,655
Equity Residential, REIT(1) 2,048 126,382
Essex Property Trust, Inc., REIT(1) 720 158,573
Everest Re Group Ltd.(1) 8,821 1,697,337
Exelon Corp.(1) 43,146 1,588,204
Facebook, Inc., Class A(1)* 25,541 4,260,238
Fidelity National Financial, Inc.(1) 20,444 508,647
Fifth Third Bancorp(1) 52,848 784,793
Flex Ltd.(1)* 23,609 197,725
Fortinet, Inc.(1)* 5,807 587,494
Garmin Ltd.(1) 5,093 381,771
Gilead Sciences, Inc.(1) 26,489 1,980,318

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
United States - 55.4% (continued)
Hartford Financial Services Group,
Inc. (The)(1) 2,511 $ 88,488
HCA Healthcare, Inc.(1) 9,639 866,064
HD Supply Holdings, Inc.(1)* 7,920 225,166
Hershey Co. (The)(1) 1,671 221,408
Hologic , Inc.(1)* 14,762 518,146
Home Depot, Inc. (The)(1) 11,716 2,187,494
Honeywell International, Inc.(1) 1,739 232,661
HP, Inc.(1) 9,462 164,260
Humana, Inc.(1) 6,375 2,001,878
Incyte Corp.(1)* 17,342 1,269,955
Ingredion, Inc.(1) 2,842 214,571
Intel Corp.(1) 53,894 2,916,743
International Business Machines
Corp.(1) 8,829 979,401
Intuit, Inc.(1) 4,628 1,064,440
IQVIA Holdings, Inc.(1)* 1,028 110,880
Jazz Pharmaceuticals plc(1)* 12,426 1,239,369
Johnson & Johnson(1) 25,107 3,292,280
Johnson Controls International
plc(1) 3,648 98,350
Kimberly-Clark Corp.(1) 4,511 576,822
Kroger Co. (The)(1) 6,056 182,407
Lam Research Corp.(1) 5,100 1,224,000
ManpowerGroup , Inc.(1) 14,251 755,160
Mastercard , Inc., Class A(1) 9,805 2,368,496
Medtronic plc(1) 1,319 118,947
Merck & Co., Inc.(1) 33,179 2,552,792
Micron Technology, Inc.(1)* 35,351 1,486,863
Microsoft Corp.(1) 50,304 7,933,443
Mondelez International, Inc., Class
A(1) 3,440 172,275
Moody's Corp.(1) 1,092 230,958
Mylan NV(1)* 55,688 830,308
Northrop Grumman Corp.(1) 3,753 1,135,470
NortonLifeLock , Inc.(1) 47,066 880,605
NVIDIA Corp.(1) 1,686 444,430
Oracle Corp.(1) 37,808 1,827,261
PayPal Holdings, Inc.(1)* 1,348 129,058
PepsiCo, Inc.(1) 15,806 1,898,301
Pfizer, Inc.(1) 59,876 1,954,353
Philip Morris International, Inc.(1) 7,173 523,342
Pinnacle West Capital Corp.(1) 14,678 1,112,446
PNC Financial Services Group, Inc.
(The)(1) 6,104 584,275
Procter & Gamble Co. (The)(1) 27,747 3,052,169
Prologis, Inc., REIT(1) 2,980 239,503
Public Service Enterprise Group,
Inc.(1) 8,425 378,367
Public Storage, REIT(1) 2,484 493,347
PulteGroup, Inc.(1) 4,351 97,114
Qorvo , Inc.(1)* 17,177 1,384,982
QUALCOMM, Inc.(1) 25,043 1,694,159
Raytheon Co.(1) 1,979 259,546
Regeneron Pharmaceuticals, Inc.
(1)* 866 422,859
Reinsurance Group of America,
Inc.(1) 852 71,687
RenaissanceRe Holdings Ltd.(1) 771 115,126
Robert Half International, Inc.(1) 9,774 368,969
INVESTMENTS SHARES VALUE
United States - 55.4% (continued)
S&P Global, Inc.(1) 1,101 $ 269,800
Seagate Technology plc(1) 7,748 378,102
Simon Property Group, Inc.,
REIT(1) 1,723 94,524
Skyworks Solutions, Inc.(1) 16,007 1,430,706
SS&C Technologies Holdings, Inc.
(1) 1,805 79,095
Starbucks Corp.(1) 19,398 1,275,225
Steel Dynamics, Inc.(1) 19,270 434,346
Synchrony Financial(1) 94,242 1,516,354
Synopsys, Inc.(1)* 5,110 658,117
Target Corp.(1) 10,437 970,328
TE Connectivity Ltd.(1) 2,928 184,405
Texas Instruments, Inc.(1) 6,695 669,031
Travelers Cos., Inc. (The)(1) 3,465 344,248
Tyson Foods, Inc., Class A(1) 41,033 2,374,580
United Airlines Holdings, Inc.(1)* 15,252 481,201
UnitedHealth Group, Inc.(1) 5,286 1,318,223
Universal Health Services, Inc.,
Class B(1) 16,817 1,666,228
Ventas, Inc., REIT(1) 4,832 129,498
VeriSign, Inc.(1)* 3,775 679,840
Verizon Communications, Inc.(1) 6,859 368,534
Vertex Pharmaceuticals, Inc.(1)* 2,844 676,730
ViacomCBS , Inc.(1) 17,849 250,064
Walgreens Boots Alliance, Inc.(1) 4,603 210,587
Walmart, Inc.(1) 9,643 1,095,638
Welltower , Inc., REIT(1) 3,001 137,386
WR Berkley Corp.(1) 3,486 181,865
Xerox Holdings Corp.(1) 52,361 991,717
Zoetis, Inc.(1) 1,636 192,541
135,728,634
—
TOTAL COMMON STOCKS
(Cost $227,334,300) 212,791,070
SHORT-TERM INVESTMENTS - 11.1%
INVESTMENT COMPANIES - 11.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(1)(f)(g) 3,119,452 3,119,452
Limited Purpose Cash Investment
Fund, 0.85%(1)(f) 23,951,532 23,982,669
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,069,631) 27,102,121

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
SECURITIES LENDING COLLATERAL - 0.0%(b)
Investment Companies - 0.0%(b)
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(1)(f)(h) 25,341 $ 25,341
Limited Purpose Cash Investment
Fund 0.85%(1)(f)(h) 77,304 77,405
TOTAL SECURITIES LENDING COLLATERAL
(Cost $102,646) 102,746
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.9%
(Cost $254,506,577) 239,995,937
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.1%( i ) 5,137,215
NET ASSETS - 100.0% $245,133,152
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 14,209,511 5.8%
Consumer Discretionary 18,040,828 7.4
Consumer Staples 17,901,348 7.3
Energy 381,459 0.2
Financials 26,303,554 10.7
Health Care 43,976,487 17.9
Industrials 14,121,307 5.8
Information Technology 53,568,045 21.9
Materials 5,980,902 2.4
Real Estate 7,688,720 3.1
Utilities 10,618,909 4.3
Short-Term Investments 27,102,121 11.1
Securities Lending Collateral 102,746 0.0(b)
Total Investments In Securities
At Value 239,995,937 97.9
Other Assets in Excess of
Liabilities( i ) 5,137,215 2.1
Net Assets
$ 245,133,152 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at March 31,
2020. The total value of securities on loan at March 31, 2020 was
$97,626.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $1,512,309, which represents approximately 0.62%
of net assets of the fund.
(d) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2020 amounted to $119, which represents approximately 0.00% of net assets of the fund.
(e) Restricted Security.
(f) Represents 7-day effective yield as of March 31, 2020.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(h) Represents security purchased with the cash collateral received for securities on loan.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Total return swap contracts outstanding as of March 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.58%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 CAD 582,170 $ 57,685
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.58%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 CAD 1,289,388 62,134
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 EUR 157,041 9,016
128,835
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/19/2020 CHF (3,190,250) (260,038)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-2.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 EUR 661,324 (133,737)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 JPY 378,429,545 (167,121)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 EUR 56,450 (11,534)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 EUR 93,168 $ (676)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.80%) Monthly JPMC 06/17/2020 CHF (480,126) (42,917)
(616,023)
$ (487,188)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 9 4/2020 EUR $ 958,226 $ 37,850
Hang Seng Index 2 4/2020 HKD 305,956 1,788
IBEX 35 Index 58 4/2020 EUR 4,326,553 291,635
OMXS30 Index 44 4/2020 SEK 658,273 22,034
DAX Index 14 6/2020 EUR 3,824,444 281,353
FTSE 100 Index 29 6/2020 GBP 2,029,958 22,314
FTSE/MIB Index 42 6/2020 EUR 3,919,751 412,368
S&P 500 E-Mini Index 21 6/2020 USD 2,698,185 73,206
S&P/TSX 60 Index 33 6/2020 CAD 3,818,461 140,496
SPI 200 Index 64 6/2020 AUD 5,028,073 226,964
1,510,008
Short Contracts
MSCI Singapore Index (9) 4/2020 SGD (178,183) 2,685
2,685
$ 1,512,693

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,498,500 USD 901,904 CITG 6/17/2020 $ 20,011
AUD 1,498,500 USD 901,905 JPMC 6/17/2020 20,010
CAD 1,500 USD 1,038 CITG 6/17/2020 28
CAD 1,500 USD 1,038 JPMC 6/17/2020 28
CHF 1,526,000 USD 1,565,803 CITG 6/17/2020 25,472
CHF 1,526,000 USD 1,565,805 JPMC 6/17/2020 25,469
DKK 1,876,500 USD 274,533 CITG 6/17/2020 3,467
DKK 1,876,500 USD 274,533 JPMC 6/17/2020 3,467
EUR 3,070,000 USD 3,361,694 CITG 6/17/2020 34,171
EUR 3,070,000 USD 3,361,699 JPMC 6/17/2020 34,167
GBP 2,409,500 USD 2,912,784 CITG 6/17/2020 84,080
GBP 2,409,500 USD 2,912,788 JPMC 6/17/2020 84,076
HKD 3,281,000 USD 422,342 CITG 6/17/2020 737
HKD 3,281,000 USD 422,342 JPMC 6/17/2020 737
ILS 67,500 USD 18,709 CITG 6/17/2020 423
ILS 67,500 USD 18,709 JPMC 6/17/2020 423
JPY 664,202,000 USD 6,071,408 CITG 6/17/2020 126,071
JPY 664,202,000 USD 6,071,415 JPMC 6/17/2020 126,063
NOK 49,689,500 USD 4,641,510 CITG 6/17/2020 139,354
NOK 49,689,500 USD 4,641,515 JPMC 6/17/2020 139,349
NZD 926,500 USD 541,053 CITG 6/17/2020 11,452
NZD 926,500 USD 541,054 JPMC 6/17/2020 11,451
SEK 13,208,000 USD 1,294,402 CITG 6/17/2020 43,007
SEK 13,208,000 USD 1,294,404 JPMC 6/17/2020 43,006
SGD 43,000 USD 29,862 CITG 6/17/2020 427
SGD 43,000 USD 29,862 JPMC 6/17/2020 427
USD 2,640,142 AUD 4,080,000 CITG 6/17/2020 130,023
USD 2,640,138 AUD 4,080,000 JPMC 6/17/2020 130,019
USD 2,164,351 CAD 3,000,000 CITG 6/17/2020 31,048
USD 2,164,348 CAD 3,000,000 JPMC 6/17/2020 31,046
USD 3,722,781 CHF 3,508,875 CITG 6/17/2020 63,815
USD 3,722,779 CHF 3,508,878 JPMC 6/17/2020 63,810
USD 2,901,347 EUR 2,583,380 CITG 6/17/2020 43,753
USD 2,901,334 EUR 2,583,372 JPMC 6/17/2020 43,746
USD 9,781,881 GBP 7,592,493 CITG 6/17/2020 338,565
USD 9,781,890 GBP 7,592,510 JPMC 6/17/2020 338,554
USD 18,641 ILS 64,000 CITG 6/17/2020 502
USD 18,641 ILS 64,000 JPMC 6/17/2020 502
USD 987,582 JPY 104,769,000 CITG 6/17/2020 10,012
USD 987,581 JPY 104,769,000 JPMC 6/17/2020 10,011
USD 9,572,486 NOK 89,156,496 CITG 6/17/2020 994,314
USD 9,572,475 NOK 89,156,503 JPMC 6/17/2020 994,303
USD 3,527,743 SEK 33,991,001 CITG 6/17/2020 85,898
USD 3,527,739 SEK 33,991,000 JPMC 6/17/2020 85,894
USD 123,232 SGD 171,500 CITG 6/17/2020 2,430
USD 123,232 SGD 171,500 JPMC 6/17/2020 2,430
Total unrealized appreciation 4,378,048
AUD 10,508,502 USD 6,967,838 CITG 6/17/2020 (502,741)
AUD 10,508,498 USD 6,967,844 JPMC 6/17/2020 (502,750)
CAD 4,296,502 USD 3,220,952 CITG 6/17/2020 (165,707)
CAD 4,296,496 USD 3,220,951 JPMC 6/17/2020 (165,711)
CHF 6,472,500 USD 6,831,443 CITG 6/17/2020 (82,082)
CHF 6,472,500 USD 6,831,451 JPMC 6/17/2020 (82,089)
DKK 2,936,000 USD 442,172 CITG 6/17/2020 (7,209)
DKK 2,936,000 USD 442,173 JPMC 6/17/2020 (7,209)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR GLOBAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 9,947,500 USD 11,214,651 CITG 6/17/2020 $ (211,270)
EUR 9,947,500 USD 11,214,665 JPMC 6/17/2020 (211,284)
GBP 3,560,998 USD 4,568,007 CITG 6/17/2020 (138,945)
GBP 3,561,002 USD 4,568,018 JPMC 6/17/2020 (138,951)
ILS 1,115,003 USD 325,194 CITG 6/17/2020 (9,168)
ILS 1,114,996 USD 325,193 JPMC 6/17/2020 (9,169)
JPY 342,421,000 USD 3,315,289 CITG 6/17/2020 (120,257)
JPY 342,421,000 USD 3,315,293 JPMC 6/17/2020 (120,261)
NOK 30,218,000 USD 3,014,432 CITG 6/17/2020 (107,014)
NOK 30,218,000 USD 3,014,435 JPMC 6/17/2020 (107,018)
NZD 10,103,001 USD 6,400,695 CITG 6/17/2020 (375,917)
NZD 10,103,000 USD 6,400,702 JPMC 6/17/2020 (375,925)
SEK 39,294,501 USD 4,133,241 CITG 6/17/2020 (154,375)
SEK 39,294,499 USD 4,133,246 JPMC 6/17/2020 (154,382)
SGD 85,000 USD 61,261 CITG 6/17/2020 (1,388)
SGD 85,000 USD 61,261 JPMC 6/17/2020 (1,388)
USD 1,340,387 AUD 2,253,500 CITG 6/17/2020 (46,024)
USD 1,340,385 AUD 2,253,500 JPMC 6/17/2020 (46,025)
USD 4,569,880 CAD 6,526,003 CITG 6/17/2020 (70,764)
USD 4,569,870 CAD 6,525,997 JPMC 6/17/2020 (70,771)
USD 6,031,032 CHF 5,854,121 CITG 6/17/2020 (73,501)
USD 6,031,029 CHF 5,854,126 JPMC 6/17/2020 (73,508)
USD 1,397,375 DKK 9,591,000 CITG 6/17/2020 (23,513)
USD 1,397,373 DKK 9,591,000 JPMC 6/17/2020 (23,515)
USD 13,336,471 EUR 12,219,630 CITG 6/17/2020 (180,216)
USD 13,336,442 EUR 12,219,618 JPMC 6/17/2020 (180,229)
USD 1,572,660 GBP 1,277,000 CITG 6/17/2020 (15,634)
USD 1,572,658 GBP 1,277,000 JPMC 6/17/2020 (15,636)
USD 1,281,583 HKD 9,956,500 CITG 6/17/2020 (2,292)
USD 1,281,581 HKD 9,956,500 JPMC 6/17/2020 (2,294)
USD 79,744 ILS 293,000 CITG 6/17/2020 (3,302)
USD 79,744 ILS 293,000 JPMC 6/17/2020 (3,302)
USD 2,198,019 JPY 241,404,000 CITG 6/17/2020 (54,452)
USD 2,198,016 JPY 241,404,000 JPMC 6/17/2020 (54,455)
USD 378,122 NOK 4,015,500 CITG 6/17/2020 (8,228)
USD 378,121 NOK 4,015,500 JPMC 6/17/2020 (8,229)
USD 80,644 NZD 135,500 CITG 6/17/2020 (159)
USD 80,644 NZD 135,500 JPMC 6/17/2020 (160)
USD 245 SEK 2,500 CITG 6/17/2020 (8)
USD 245 SEK 2,500 JPMC 6/17/2020 (8)
USD 57,459 SGD 82,500 CITG 6/17/2020 (653)
USD 57,459 SGD 82,500 JPMC 6/17/2020 (653)
Total unrealized depreciation (4,709,741)
Net unrealized depreciation $ (331,693)
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 2,045,288 $ 2,045,288
CITI
Investment Companies 784,792 – 784,792
JPMC
Investment Companies 2,334,660 – 2,334,660

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
COMMON STOCKS - 87.7%
Australia - 6.9%
ASX Ltd. 5,022 $ 235,736
Aurizon Holdings Ltd. 354,034 917,505
BHP Group Ltd. 42,507 771,133
BHP Group plc 56,742 880,617
BlueScope Steel Ltd. 161,752 846,856
CIMIC Group Ltd. 33,802 478,747
Coles Group Ltd. 38,566 359,167
CSL Ltd. 3,064 555,416
Dexus , REIT 23,093 127,972
Fortescue Metals Group Ltd. 293,163 1,796,570
Goodman Group, REIT 47,543 348,474
GPT Group (The), REIT 55,477 123,251
Lendlease Group 11,993 75,194
Mirvac Group, REIT 104,753 133,088
Newcrest Mining Ltd. 87,878 1,206,804
Rio Tinto Ltd. 4,666 240,390
Rio Tinto plc 25,787 1,182,135
Scentre Group, REIT 104,047 99,659
South32 Ltd. 136,402 150,575
Stockland, REIT 62,453 96,035
Treasury Wine Estates Ltd. 58,117 360,823
Vicinity Centres , REIT 94,695 59,235
11,045,382
—
Belgium - 1.0%
Ageas 16,331 680,545
Groupe Bruxelles Lambert SA 1,290 101,499
KBC Group NV 4,115 186,719
UCB SA 6,940 593,802
1,562,565
—
Chile - 0.1%
Antofagasta plc 15,875 151,613
China - 0.7%
Prosus NV* 6,908 481,129
Yangzijiang Shipbuilding Holdings
Ltd. 1,219,800 707,778
1,188,907
—
Denmark - 2.8%
Carlsberg A/S, Class B 791 89,051
Danske Bank A/S 8,372 93,175
H Lundbeck A/S 11,841 347,680
Novo Nordisk A/S, Class B 47,684 2,847,502
Pandora A/S 32,138 1,032,630
4,410,038
—
Finland - 1.7%
Fortum OYJ 66,050 960,832
Kone OYJ, Class B 3,150 176,402
Nokia OYJ 228,934 705,085
Orion OYJ, Class B 21,725 884,127
2,726,446
—
France - 7.9%
Atos SE 17,634 1,174,870
BNP Paribas SA 17,929 523,441
Bouygues SA 11,583 336,152
INVESTMENTS SHARES VALUE
France - 7.9% (continued)
Capgemini SE 8,305 $ 693,985
Carrefour SA 7,158 113,485
Cie de Saint-Gobain 29,160 699,707
CNP Assurances 13,171 127,529
Credit Agricole SA 15,971 113,009
Dassault Aviation SA 51 41,881
Electricite de France SA 82,040 641,513
Engie SA 135,286 1,385,392
Iliad SA 734 98,895
Ingenico Group SA 807 84,355
Ipsen SA 3,468 177,769
Klepierre SA, REIT 5,535 105,506
Natixis SA 117,795 375,088
Orange SA 87,533 1,059,802
Peugeot SA 121,379 1,580,268
Publicis Groupe SA 9,375 267,927
Sanofi 16,680 1,444,071
Schneider Electric SE 10,687 903,296
Societe Generale SA 11,494 188,296
Thales SA 3,642 301,615
Unibail - Rodamco -Westfield, REIT 3,742 214,516
12,652,368
—
Germany - 6.1%
adidas AG 845 187,613
Bayer AG (Registered) 41,148 2,357,718
Covestro AG(a) 2,176 66,038
Deutsche Boerse AG 3,287 451,582
Deutsche Wohnen SE 4,982 188,811
Fresenius Medical Care AG & Co.
KGaA 21,863 1,427,128
Fresenius SE & Co. KGaA 6,125 228,050
Infineon Technologies AG 43,431 626,960
KION Group AG 11,931 513,486
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 549 110,388
Porsche Automobil Holding SE
(Preference) 1,931 80,717
RWE AG 13,925 364,161
SAP SE 12,548 1,400,959
Siemens AG (Registered) 15,858 1,327,872
Telefonica Deutschland Holding AG 33,630 82,565
Vonovia SE 7,064 351,388
Zalando SE*(a) 1,146 43,193
9,808,629
—
Hong Kong - 4.0%
CK Asset Holdings Ltd. 295,000 1,600,578
CK Infrastructure Holdings Ltd. 17,827 94,374
CLP Holdings Ltd. 46,000 421,360
Henderson Land Development Co.
Ltd. 23,380 88,491
HKT Trust & HKT Ltd. 80,000 108,804
Hong Kong Exchanges & Clearing
Ltd. 14,854 445,016
Kerry Properties Ltd. 384,500 1,005,466
Link, REIT 50,382 424,644
PCCW Ltd. 64,000 35,095
Power Assets Holdings Ltd. 8,500 50,424

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
Hong Kong - 4.0% (continued)
Sun Hung Kai Properties Ltd. 20,500 $ 268,018
WH Group Ltd.(a) 1,496,000 1,380,821
Wheelock & Co. Ltd. 30,000 203,278
Yue Yuen Industrial Holdings Ltd. 147,500 225,395
6,351,764
—
Italy - 2.1%
Assicurazioni Generali SpA 50,683 686,491
Enel SpA 72,678 501,322
Intesa Sanpaolo SpA 679,380 1,099,278
Leonardo SpA 78,973 522,104
Poste Italiane SpA (a) 45,911 386,426
Recordati SpA 975 41,079
Snam SpA 20,829 95,195
3,331,895
—
Japan - 21.8%
Alfresa Holdings Corp. 18,800 349,897
Aozora Bank Ltd. 13,900 265,270
Astellas Pharma, Inc. 140,100 2,158,571
Brother Industries Ltd. 43,400 657,357
Daito Trust Construction Co. Ltd. 787 73,084
Daiwa House Industry Co. Ltd. 8,395 207,418
FUJIFILM Holdings Corp. 12,200 601,211
Fujitsu Ltd. 19,500 1,756,340
Hitachi High-Tech Corp. 3,700 273,327
Hitachi Ltd. 58,600 1,683,368
Hoya Corp. 5,700 484,680
Hulic Co. Ltd. 8,000 80,961
ITOCHU Corp. 17,000 351,809
Japan Airlines Co. Ltd. 61,200 1,124,700
Japan Real Estate Investment
Corp., REIT 26 152,835
Japan Retail Fund Investment
Corp., REIT 73 82,984
Kamigumi Co. Ltd. 11,700 197,491
Kobayashi Pharmaceutical Co. Ltd. 500 46,260
Koito Manufacturing Co. Ltd. 15,500 521,098
Konica Minolta, Inc. 15,900 64,059
Lion Corp. 3,500 74,642
Marubeni Corp. 158,700 787,638
Mazda Motor Corp. 98,800 521,748
Mebuki Financial Group, Inc. 34,800 70,586
Medipal Holdings Corp. 3,600 67,269
MEIJI Holdings Co. Ltd. 4,900 347,244
Mitsubishi Corp. 26,000 549,958
Mitsubishi Estate Co. Ltd. 22,820 337,032
Mitsui Fudosan Co. Ltd. 18,105 313,483
MS&AD Insurance Group Holdings,
Inc. 21,100 588,714
Nikon Corp. 99,100 909,566
Nintendo Co. Ltd. 4,700 1,826,672
Nippon Building Fund, Inc., REIT 35 235,443
Nippon Express Co. Ltd. 4,600 224,383
Nitto Denko Corp. 1,200 53,303
Nomura Real Estate Holdings, Inc. 3,900 63,105
NTT DOCOMO, Inc. 19,200 600,444
Obayashi Corp. 27,600 234,201
ORIX Corp. 39,700 473,647
Otsuka Corp. 3,100 132,155
INVESTMENTS SHARES VALUE
Japan - 21.8% (continued)
Pola Orbis Holdings, Inc. 6,700 $ 123,176
Resona Holdings, Inc. 413,200 1,238,901
Rohm Co. Ltd. 15,500 841,374
Sekisui House Ltd. 19,400 319,946
SG Holdings Co. Ltd. 6,700 159,584
Shimamura Co. Ltd. 2,900 175,258
Shimizu Corp. 31,100 242,015
Shinsei Bank Ltd. 84,500 1,119,185
Shionogi & Co. Ltd. 38,700 1,906,342
Sony Corp. 32,200 1,907,321
SUMCO Corp. 76,800 975,886
Sumitomo Corp. 86,300 984,187
Sumitomo Dainippon Pharma Co.
Ltd. 9,700 125,919
Sumitomo Heavy Industries Ltd. 37,200 665,563
Sumitomo Mitsui Financial Group,
Inc. 5,536 134,488
Sumitomo Mitsui Trust Holdings,
Inc. 7,500 215,476
Sumitomo Realty & Development
Co. Ltd. 5,661 138,229
Suzuken Co. Ltd. 5,400 196,192
Sysmex Corp. 4,700 340,162
Taiheiyo Cement Corp. 2,800 47,693
Taisei Corp. 13,500 411,724
Taisho Pharmaceutical Holdings
Co. Ltd. 1,400 85,931
Teijin Ltd. 9,000 152,235
Tokyo Electron Ltd. 11,700 2,180,571
Tokyo Gas Co. Ltd. 5,700 134,311
Tokyu Fudosan Holdings Corp. 12,883 61,878
Toshiba Corp. 14,500 317,816
Toyota Motor Corp. 900 54,238
34,799,554
—
Malta - 0.0%(b)
BGP Holdings plc(3)*(c)(d) 143,427 177
Netherlands - 4.8%
ASML Holding NV 6,032 1,590,125
ING Groep NV 56,425 289,127
Koninklijke Ahold Delhaize NV 84,588 1,970,610
Koninklijke Philips NV 54,627 2,242,842
Randstad NV* 1,760 62,114
Royal Dutch Shell plc, Class B 47,958 804,450
Wolters Kluwer NV 9,387 664,451
7,623,719
—
Russia - 0.3%
Evraz plc 149,503 427,747
Singapore - 0.4%
Ascendas , REIT 81,637 161,642
CapitaLand Commercial Trust,
REIT 92,500 99,258
CapitaLand Mall Trust, REIT 38,494 48,266
Singapore Exchange Ltd. 25,572 164,695
Venture Corp. Ltd. 20,800 198,144
672,005
—

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
South Africa - 0.4%
Anglo American plc 34,041 $ 596,521
Spain - 3.1%
Banco Bilbao Vizcaya Argentaria
SA 151,386 468,775
Enagas SA 41,807 824,735
Endesa SA 84,348 1,784,837
Iberdrola SA 79,797 780,496
Mapfre SA 143,273 243,048
Naturgy Energy Group SA 14,523 254,789
Red Electrica Corp. SA 34,048 611,826
4,968,506
—
Sweden - 2.7%
Atlas Copco AB, Class B 6,481 188,528
Essity AB, Class B 6,985 213,976
Hennes & Mauritz AB, Class B 41,835 535,354
Investor AB, Class B 5,840 263,464
Sandvik AB 9,605 135,111
SKF AB, Class B 3,515 47,899
Swedish Match AB 21,924 1,241,329
Telefonaktiebolaget LM Ericsson,
Class B* 201,012 1,627,184
4,252,845
—
Switzerland - 11.2%
Adecco Group AG (Registered) 35,522 1,399,803
Coca-Cola HBC AG 26,699 572,594
Glencore plc* 187,113 283,205
Nestle SA (Registered) 48,107 4,924,607
Novartis AG (Registered) 37,367 3,082,734
Roche Holding AG 14,284 4,595,763
Sonova Holding AG (Registered) 7,896 1,407,971
STMicroelectronics NV 41,345 888,777
UBS Group AG (Registered)* 78,775 722,061
17,877,515
—
United Arab Emirates - 0.0%(b)
NMC Health plc 5,443 7,892
United Kingdom - 9.7%
3i Group plc 24,852 240,807
Aviva plc 394,725 1,297,759
BAE Systems plc 145,250 933,234
Barclays plc 543,114 617,212
Barratt Developments plc 159,406 861,640
Berkeley Group Holdings plc 20,348 908,204
British American Tobacco plc 28,213 961,083
BT Group plc 1,162,593 1,691,069
Centrica plc 1,001,358 471,832
CK Hutchison Holdings Ltd. 33,500 223,283
Direct Line Insurance Group plc 103,667 378,458
Fiat Chrysler Automobiles NV 21,792 155,568
G4S plc 59,693 67,895
GlaxoSmithKline plc 24,501 459,741
JD Sports Fashion plc 16,751 93,818
Kingfisher plc 142,386 250,102
London Stock Exchange Group plc 5,349 478,499
Marks & Spencer Group plc 239,031 289,762
Meggitt plc 15,145 54,441
Melrose Industries plc 51,721 57,474
INVESTMENTS SHARES VALUE
United Kingdom - 9.7% (continued)
Micro Focus International plc 28,935 $ 142,782
Next plc 4,435 222,499
Persimmon plc 55,763 1,318,163
RELX plc 34,060 726,923
Sage Group plc (The) 35,755 259,994
Smith & Nephew plc 2,834 49,925
Taylor Wimpey plc 586,643 844,156
Unilever plc 26,565 1,339,678
Wm Morrison Supermarkets plc 62,999 137,631
15,533,632
—
TOTAL COMMON STOCKS
(Cost $161,365,265) 139,989,720
SHORT-TERM INVESTMENTS - 7.9%
INVESTMENT COMPANIES - 7.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.52%(1)(e)(f) 2,250,887 2,250,887
Limited Purpose Cash Investment
Fund, 0.85%(1)(e) 10,383,496 10,396,995
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,634,383) 12,647,882
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.6%
(Cost $173,999,648) 152,637,602
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.4%(g) 6,971,888
NET ASSETS - 100.0% $159,609,490
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 5,771,273 3.6%
Consumer Discretionary 13,519,385 8.5
Consumer Staples 14,256,179 8.9
Energy 804,450 0.5
Financials 15,074,568 9.5
Health Care 28,466,175 17.8
Industrials 17,738,769 11.1
Information Technology 18,558,867 11.6
Materials 8,853,433 5.6
Real Estate 7,569,224 4.7
Utilities 9,377,397 5.9
Short-Term Investments 12,647,882 7.9
Total Investments In Securities
At Value 152,637,602 95.6
Other Assets in Excess of
Liabilities(g) 6,971,888 4.4
Net Assets
$ 159,609,490 100.0%

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $1,876,478, which represents approximately 1.18%
of net assets of the fund.
(b) Represents less than 0.05% of net assets.
(c) Security fair valued as of March 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2020 amounted to $177, which represents approximately 0.00% of net assets of the fund.
(d) Restricted Security.
(e) Represents 7-day effective yield as of March 31, 2020.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).
(3) Level 3 security (See Note 4).
Total return swap contracts outstanding as of March 31, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-3.60%) Monthly JPMC 06/17/2020 SEK (20,277,044) $ 190,567
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.80%) Monthly JPMC 06/17/2020 CHF (2,836,700) 127,309
317,876
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-2.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 EUR 1,278,119 (258,470)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 SGD 9,481 (145)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 SGD 23,355 (115)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2020 SGD 940,667 $ (114,150)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.80%) Monthly JPMC 06/17/2020 CHF (102,322) (9,146)
(382,026)
$ (64,150)
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 10 4/2020 EUR $ 1,064,696 $ 17,420
IBEX 35 Index 65 4/2020 EUR 4,848,723 344,899
DAX Index 18 6/2020 EUR 4,917,142 641,371
FTSE/MIB Index 52 6/2020 EUR 4,853,025 559,963
TOPIX Index 70 6/2020 JPY 9,133,690 699,423
2,263,076
Short Contracts
Hang Seng Index (5) 4/2020 HKD (764,890) (6,753)
OMXS30 Index (97) 4/2020 SEK (1,451,193) (155,095)
FTSE 100 Index (14) 6/2020 GBP (979,980) (30,406)
SPI 200 Index (3) 6/2020 AUD (235,691) 6,210
(186,044)
$ 2,077,032

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,883,500 USD 1,139,635 CITG 6/17/2020 $ 19,142
AUD 1,883,500 USD 1,139,636 JPMC 6/17/2020 19,141
CHF 3,150,000 USD 3,243,360 CITG 6/17/2020 41,381
CHF 3,150,000 USD 3,243,364 JPMC 6/17/2020 41,377
DKK 1,076,500 USD 157,334 CITG 6/17/2020 2,148
DKK 1,076,500 USD 157,334 JPMC 6/17/2020 2,148
EUR 2,070,500 USD 2,257,561 CITG 6/17/2020 32,714
EUR 2,070,500 USD 2,257,564 JPMC 6/17/2020 32,710
GBP 2,498,500 USD 3,002,261 CITG 6/17/2020 105,299
GBP 2,498,500 USD 3,002,264 JPMC 6/17/2020 105,294
HKD 5,908,000 USD 760,338 CITG 6/17/2020 1,490
HKD 5,908,000 USD 760,339 JPMC 6/17/2020 1,489
ILS 121,000 USD 33,656 CITG 6/17/2020 639
ILS 121,000 USD 33,656 JPMC 6/17/2020 639
JPY 1,321,317,900 USD 12,002,231 CITG 6/17/2020 326,608
JPY 1,321,317,900 USD 12,002,246 JPMC 6/17/2020 326,592
NZD 1,000,000 USD 581,643 CITG 6/17/2020 14,693
NZD 1,000,000 USD 581,643 JPMC 6/17/2020 14,693
SEK 21,147,504 USD 2,061,654 CITG 6/17/2020 79,690
SEK 21,147,496 USD 2,061,655 JPMC 6/17/2020 79,686
SGD 119,000 USD 82,262 CITG 6/17/2020 1,561
SGD 119,000 USD 82,262 JPMC 6/17/2020 1,561
USD 5,228,634 AUD 7,963,001 CITG 6/17/2020 329,595
USD 5,228,627 AUD 7,962,999 JPMC 6/17/2020 329,588
USD 3,843,094 CHF 3,622,275 CITG 6/17/2020 65,875
USD 3,843,089 CHF 3,622,275 JPMC 6/17/2020 65,871
USD 202,090 DKK 1,351,000 CITG 6/17/2020 1,942
USD 202,090 DKK 1,351,000 JPMC 6/17/2020 1,942
USD 5,836,641 EUR 5,213,420 CITG 6/17/2020 69,842
USD 5,836,629 EUR 5,213,416 JPMC 6/17/2020 69,833
USD 9,353,193 GBP 7,246,340 CITG 6/17/2020 340,413
USD 9,353,207 GBP 7,246,360 JPMC 6/17/2020 340,403
USD 107,814 ILS 370,000 CITG 6/17/2020 2,945
USD 107,814 ILS 370,000 JPMC 6/17/2020 2,945
USD 2,658,530 JPY 283,172,000 CITG 6/17/2020 16,333
USD 2,658,526 JPY 283,172,000 JPMC 6/17/2020 16,330
USD 5,516,324 NZD 8,850,000 CITG 6/17/2020 238,756
USD 5,516,317 NZD 8,850,000 JPMC 6/17/2020 238,749
USD 3,210,105 SEK 30,929,004 CITG 6/17/2020 78,311
USD 3,210,100 SEK 30,928,996 JPMC 6/17/2020 78,306
USD 242,945 SGD 338,000 CITG 6/17/2020 4,862
USD 242,944 SGD 338,000 JPMC 6/17/2020 4,861
Total unrealized appreciation 3,548,397
AUD 10,986,051 USD 7,232,208 CITG 6/17/2020 (473,311)
AUD 10,986,049 USD 7,232,215 JPMC 6/17/2020 (473,319)
CHF 5,324,000 USD 5,608,167 CITG 6/17/2020 (56,432)
CHF 5,324,000 USD 5,608,174 JPMC 6/17/2020 (56,439)
DKK 2,501,000 USD 377,339 CITG 6/17/2020 (6,821)
DKK 2,501,000 USD 377,339 JPMC 6/17/2020 (6,821)
EUR 16,712,507 USD 18,757,868 CITG 6/17/2020 (271,405)
EUR 16,712,493 USD 18,757,876 JPMC 6/17/2020 (271,429)
GBP 3,891,495 USD 5,024,637 CITG 6/17/2020 (184,513)
GBP 3,891,505 USD 5,024,656 JPMC 6/17/2020 (184,520)
ILS 2,429,504 USD 708,573 CITG 6/17/2020 (19,976)
ILS 2,429,496 USD 708,572 JPMC 6/17/2020 (19,976)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 160,804,000 USD 1,510,070 CITG 6/17/2020 $ (9,654)
JPY 160,804,000 USD 1,510,072 JPMC 6/17/2020 (9,655)
NZD 17,386,000 USD 11,025,117 CITG 6/17/2020 (657,234)
NZD 17,386,000 USD 11,025,131 JPMC 6/17/2020 (657,247)
SEK 18,353,500 USD 1,910,860 CITG 6/17/2020 (52,429)
SEK 18,353,500 USD 1,910,863 JPMC 6/17/2020 (52,431)
SGD 868,148 USD 623,341 CITG 6/17/2020 (11,828)
SGD 868,152 USD 623,345 JPMC 6/17/2020 (11,829)
USD 1,964,987 AUD 3,244,000 CITG 6/17/2020 (30,804)
USD 1,964,985 AUD 3,244,000 JPMC 6/17/2020 (30,806)
USD 6,219,603 CHF 6,037,125 CITG 6/17/2020 (75,760)
USD 6,219,595 CHF 6,037,125 JPMC 6/17/2020 (75,768)
USD 763,005 DKK 5,238,500 CITG 6/17/2020 (13,069)
USD 763,004 DKK 5,238,500 JPMC 6/17/2020 (13,070)
USD 15,215,418 EUR 13,956,387 CITG 6/17/2020 (222,376)
USD 15,215,388 EUR 13,956,377 JPMC 6/17/2020 (222,393)
USD 2,059,054 GBP 1,705,000 CITG 6/17/2020 (61,574)
USD 2,059,052 GBP 1,705,000 JPMC 6/17/2020 (61,577)
USD 1,018,920 HKD 7,916,000 CITG 6/17/2020 (1,836)
USD 1,018,919 HKD 7,916,000 JPMC 6/17/2020 (1,837)
USD 135,880 ILS 510,500 CITG 6/17/2020 (8,812)
USD 135,880 ILS 510,500 JPMC 6/17/2020 (8,812)
USD 4,620,880 JPY 509,143,000 CITG 6/17/2020 (129,788)
USD 4,620,874 JPY 509,143,000 JPMC 6/17/2020 (129,794)
USD 178,575 SGD 257,500 CITG 6/17/2020 (2,805)
USD 178,575 SGD 257,500 JPMC 6/17/2020 (2,804)
Total unrealized depreciation (4,580,954)
Net unrealized depreciation $ (1,032,557)
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER EXCHANGE TRADED TOTAL
BARC
Cash $ – $ 1,749,479 $ 1,749,479
CITG
Investment Companies 530,519 – 530,519
JPMC
Investment Companies 1,720,368 – 1,720,368

Schedule of Investments
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
ILS - Israeli Shekel
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
The following abbreviations are used for counterparty descriptions:
BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
GSCO - Goldman Sachs & Co.
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
The following reference rates, and their values as of period-end, are used for security descriptions:
Canadian Bankers’ Acceptance Rate ("BA"): 1.23%
Euro Interbank Offered Rate (“EURIBOR”): -0.42%
London Interbank Offered Rate (“LIBOR”): 0.99%
Singapore Interbank Offered Rate (“SIBOR”): 0.99%
Stockholm Interbank Offered Rate (“STIBOR”): 0.16%

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR LARGE CAP
MULTI-STYLE
FUND
AQR SMALL CAP
MULTI-STYLE
FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 917,422,893 $ 284,124,046 $ 220,894,232 $ 161,588,615
Investments in securities of unaffiliated issuers, at value* .......... $ 948,744,795 $ 249,394,524 $ 200,041,127 $ 159,582,803
Cash ................................................. — 128,630 32,687 —
Cash denominated in foreign currencies
‡
...................... — — 349,040 1,746,809
Due from broker ........................................ — — — 38,310
Deposits with brokers for futures contracts ..................... 781,105 1,499,547 1,421,364 566,863
Variation margin on futures contracts ......................... 908,768 — — 435,211
Receivables:
Securities sold ....................................... — 734,696 — 22,249,758
Foreign tax reclaims ................................... — — 1,243,006 2,334
Dividends ........................................... 1,034,931 264,644 1,004,896 550,736
Capital shares sold .................................... 1,921,657 291,900 216,353 343,472
Prepaid expenses ....................................... 85,804 51,630 41,316 21,918
Total Assets 953,477,060 252,365,571 204,349,789 185,538,214
LIABILITIES:
Due to custodian ........................................ — — — 349,813
Due to broker .......................................... 306,697 — — —
Variation margin on futures contracts ......................... — 65,216 80,477 —
Payables: – – – –
Securities purchased ................................... — 137,322 — 13,051,467
Collateral received on securities loaned ..................... 1,605,586 7,063,541 316,614 64,316
Interfund lending ...................................... — — — 6,480,000
Accrued investment advisory fees ......................... 247,256 118,433 60,681 69,731
Accrued distribution fees—Class N ........................ 1,988 923 723 669
Capital shares redeemed ............................... 2,486,014 1,631,980 428,581 130,206
Other accrued expenses and liabilities ........................ 244,129 51,396 66,071 90,813
Total Liabilities 4,891,670 9,068,811 953,147 20,237,015
Net Assets $ 948,585,390 $ 243,296,760 $ 203,396,642 $ 165,301,199
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 860,567,357 $ 336,631,503 $ 247,185,392 $ 206,384,800
Total distributable earnings (loss) ........................... 88,018,033 (93,334,743) (43,788,750) (41,083,601)
Net Assets $ 948,585,390 $ 243,296,760 $ 203,396,642 $ 165,301,199
NET ASSETS:
Class I ............................................... $ 197,376,476 $ 29,956,602 $ 33,111,903 $ 36,463,711
Class N ............................................... 9,062,780 4,331,546 3,446,333 2,768,313
Class R6 .............................................. 742,146,134 209,008,612 166,838,406 126,069,175
SHARES OUTSTANDING: – – – –
Class I ............................................... 14,763,844 3,289,099 3,779,235 4,775,946
Class N ............................................... 673,779 476,363 393,954 362,188
Class R6 .............................................. 55,567,599 22,928,931 19,076,960 16,493,112
NET ASSET VALUE: – – – –
Class I ............................................... $ 13.37 $ 9.11 $ 8.76 $ 7.63
Class N ............................................... $ 13.45 $ 9.09 $ 8.75 $ 7.64
Class R6 .............................................. $ 13.36 $ 9.12 $ 8.75 $ 7.64
* Includes market value of securities out on loan ................ $ 1,559,447 $ 6,800,154 $ 300,018 $ 51,165
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 347,866 $ 1,754,712

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR TM LARGE
CAP MULTI-
STYLE FUND
AQR TM SMALL
CAP MULTI-
STYLE FUND
AQR TM
INTERNATIONAL
MULTI-STYLE
FUND
AQR TM
EMERGING
MULTI-STYLE
FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 214,420,364 $ 19,103,109 $ 182,703,237 $ 296,462,752
Investments in securities of unaffiliated issuers, at value* .......... $ 230,594,218 $ 16,431,774 $ 171,306,011 $ 294,040,605
Cash denominated in foreign currencies
‡
...................... — — 451,202 3,319,358
Due from broker ........................................ — 15,550 155,853 166,680
Deposits with brokers for futures contracts ..................... 619,974 23,438 1,085,521 1,830,002
Variation margin on futures contracts ......................... — 13,617 150,371 260,106
Receivables:
Securities sold ....................................... — — — 13,384,533
Foreign tax reclaims ................................... — — 619,669 4,265
Dividends ........................................... 279,601 16,108 896,956 950,353
Capital shares sold .................................... 304,226 1,077,701 355,146 77,870
Due from Investment Adviser ............................. — 3,955 — —
Prepaid expenses ....................................... 44,784 33,355 39,399 44,109
Total Assets 231,842,803 17,615,498 175,060,128 314,077,881
LIABILITIES:
Due to custodian ........................................ — 330 1,780 —
Variation margin on futures contracts ......................... 97,497 — — —
Payables: – – – –
Securities purchased ................................... — — — 20,103,780
Collateral received on securities loaned ..................... — 563,267 278,676 —
Accrued investment advisory fees ......................... 54,465 — 49,131 125,455
Accrued distribution fees—Class N ........................ 244 556 183 106
Capital shares redeemed ............................... 2,834,160 133,070 1,804,477 382,999
Other accrued expenses and liabilities ........................ 72,256 28,234 60,569 127,593
Total Liabilities 3,058,622 725,457 2,194,816 20,739,933
Net Assets $ 228,784,181 $ 16,890,041 $ 172,865,312 $ 293,337,948
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 220,919,546 $ 20,843,090 $ 194,337,050 $ 318,571,676
Total distributable earnings (loss) ........................... 7,864,635 (3,953,049) (21,471,738) (25,233,728)
Net Assets $ 228,784,181 $ 16,890,041 $ 172,865,312 $ 293,337,948
NET ASSETS:
Class I ............................................... $ 68,577,438 $ 12,756,792 $ 23,013,191 $ 29,892,367
Class N ............................................... 1,118,296 2,476,784 821,134 450,981
Class R6 .............................................. 159,088,447 1,656,465 149,030,987 262,994,600
SHARES OUTSTANDING: – – – –
Class I ............................................... 6,314,126 1,616,809 2,717,470 3,765,793
Class N ............................................... 102,833 314,050 97,068 56,562
Class R6 .............................................. 14,634,836 209,598 17,572,149 33,106,875
NET ASSET VALUE: – – – –
Class I ............................................... $ 10.86 $ 7.89 $ 8.47 $ 7.94
Class N ............................................... $ 10.87 $ 7.89 $ 8.46 $ 7.97
Class R6 .............................................. $ 10.87 $ 7.90 $ 8.48 $ 7.94
* Includes market value of securities out on loan ................ $ — $ 537,483 $ 262,813 $ —
‡
Cash denominated in foreign currencies, at cost ............... $ — $ — $ 440,857 $ 3,342,538

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR LARGE
CAP MOMENTUM
STYLE FUND
AQR SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR TM LARGE
CAP MOMENTUM
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 632,161,899 $ 219,170,699 $ 348,708,261 $ 153,480,199
Investments in securities of unaffiliated issuers, at value* .......... $ 707,313,565 $ 206,216,511 $ 350,049,257 $ 203,355,803
Cash ................................................. 1,938 — 21,753 277
Cash denominated in foreign currencies
‡
...................... 382 — 571,682 —
Due from broker ........................................ 619,168 — 524,439 —
Deposits with brokers for futures contracts ..................... 14,435 1,242,110 292,096 330,823
Variation margin on futures contracts ......................... 589,782 — 482,554 175,986
Receivables:
Securities sold ....................................... — — 115,123 —
Foreign tax reclaims ................................... — — 1,174,521 —
Dividends ........................................... 541,193 204,330 1,192,027 146,367
Capital shares sold .................................... 1,062,526 218,772 289,878 181,342
Prepaid expenses ....................................... 59,455 30,912 37,373 40,005
Total Assets 710,202,444 207,912,635 354,750,703 204,230,603
LIABILITIES:
Due to broker .......................................... — — — 67,712
Variation margin on futures contracts ......................... — 53,252 — —
Payables: – – – –
Collateral received on securities loaned ..................... 8,227,724 12,936,946 391,451 1,358,282
Accrued investment advisory fees ......................... 144,285 64,284 104,528 34,369
Accrued distribution fees—Class N ........................ 10,470 840 6,448 1,078
Capital shares redeemed ............................... 947,575 717,774 661,554 1,074,774
Other accrued expenses and liabilities ........................ 239,608 80,605 126,763 71,201
Total Liabilities 9,569,662 13,853,701 1,290,744 2,607,416
Net Assets $ 700,632,782 $ 194,058,934 $ 353,459,959 $ 201,623,187
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 584,746,842 $ 207,606,708 $ 383,839,612 $ 152,126,417
Total distributable earnings (loss) ........................... 115,885,940 (13,547,774) (30,379,653) 49,496,770
Net Assets $ 700,632,782 $ 194,058,934 $ 353,459,959 $ 201,623,187
NET ASSETS:
Class I ............................................... $ 510,324,252 $ 143,308,859 $ 220,531,536 $ 106,849,718
Class N ............................................... 46,673,463 4,364,277 30,233,045 4,877,910
Class R6 .............................................. 143,635,067 46,385,798 102,695,378 89,895,559
SHARES OUTSTANDING: – – – –
Class I ............................................... 28,727,338 10,099,452 17,284,906 5,176,335
Class N ............................................... 2,624,806 307,377 2,372,905 237,121
Class R6 .............................................. 8,113,546 3,280,711 8,064,427 4,361,932
NET ASSET VALUE: – – – –
Class I ............................................... $ 17.76 $ 14.19 $ 12.76 $ 20.64
Class N ............................................... $ 17.78 $ 14.20 $ 12.74 $ 20.57
Class R6 .............................................. $ 17.70 $ 14.14 $ 12.73 $ 20.61
* Includes market value of securities out on loan ................ $ 8,034,053 $ 12,532,657 $ 1,423,636 $ 1,327,296
‡
Cash denominated in foreign currencies, at cost ............... $ 421 $ — $ 563,341 $ —

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR TM SMALL
CAP MOMENTUM
STYLE FUND
AQR TM
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........... $ 40,879,338 $ 80,593,093 $ 4,901,779,159 $ 203,788,133
Investments in securities of unaffiliated issuers, at value* .......... $ 40,310,691 $ 82,847,877 $ 4,824,050,920 $ 195,553,120
Cash ................................................. — 28,004 6,471 16,711
Cash denominated in foreign currencies
‡
...................... — 155,806 — 663,679
Due from broker ........................................ 4,757 — — —
Deposits with brokers for futures contracts ..................... 229,698 403,427 289,958 90,075
Variation margin on futures contracts ......................... — — — 1,036,263
Receivables:
Securities sold ....................................... 1,551,371 7,528,603 — —
Foreign tax reclaims ................................... — 363,037 — 436,368
Dividends ........................................... 43,475 277,742 6,462,279 887,196
Capital shares sold .................................... 14,671 996,299 10,702,561 492,030
Prepaid expenses ....................................... 30,992 33,740 347,922 56,890
Total Assets 42,185,655 92,634,535 4,841,860,111 199,232,332
LIABILITIES:
Due to broker .......................................... — — — 37,786
Variation margin on futures contracts ......................... 214,764 22,336 45,316 —
Payables: – – – –
Securities purchased ................................... — 3,767,926 — —
Collateral received on securities loaned ..................... 2,651,378 7,366 29,631,331 182,289
Interfund lending ...................................... — 2,310,000 — 1,500,000
Accrued investment advisory fees ......................... 5,745 17,987 1,008,042 50,705
Accrued distribution fees—Class N ........................ 503 506 68,612 1,762
Capital shares redeemed ............................... 316,273 918,622 14,119,643 9,746,754
Other accrued expenses and liabilities ........................ 38,969 52,787 1,373,258 91,101
Total Liabilities 3,227,632 7,097,530 46,246,202 11,610,397
Net Assets $ 38,958,023 $ 85,537,005 $ 4,795,613,909 $ 187,621,935
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ............................................... $ 40,726,685 $ 104,137,436 $ 4,890,532,695 $ 201,031,901
Total distributable earnings (loss) ........................... (1,768,662) (18,600,431) (94,918,786) (13,409,966)
Net Assets $ 38,958,023 $ 85,537,005 $ 4,795,613,909 $ 187,621,935
NET ASSETS:
Class I ............................................... $ 36,521,402 $ 39,388,193 $ 3,143,206,329 $ 107,098,611
Class N ............................................... 2,274,799 2,204,085 301,937,566 8,714,390
Class R6 .............................................. 161,822 43,944,727 1,350,470,014 71,808,934
SHARES OUTSTANDING: – – – –
Class I ............................................... 2,503,968 3,492,824 162,134,016 9,644,401
Class N ............................................... 157,087 196,387 15,600,873 758,272
Class R6 .............................................. 11,104 3,909,123 69,741,396 6,471,578
NET ASSET VALUE: – – – –
Class I ............................................... $ 14.59 $ 11.28 $ 19.39 $ 11.10
Class N ............................................... $ 14.48 $ 11.22 $ 19.35 $ 11.49
Class R6 .............................................. $ 14.57 $ 11.24 $ 19.36 $ 11.10
* Includes market value of securities out on loan ................ $ 2,541,016 $ 34,769 $ 27,964,432 $ 173,366
‡
Cash denominated in foreign currencies, at cost ............... $ — $ 152,922 $ — $ 649,447

Statements of Assets and Liabilities

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR EMERGING
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ........................... $ 70,245,923 $ 254,506,577 $ 173,999,648
Investments in securities of unaffiliated issuers, at value* .......................... $ 63,813,676 $ 239,995,937 $ 152,637,602
Cash ................................................................. — 3,455 2,946
Cash denominated in foreign currencies
‡
...................................... 225,776 623,603 1,155,992
Unrealized appreciation on forward foreign currency exchange contracts .............. — 4,378,048 3,548,397
Unrealized appreciation on OTC swaps ....................................... — 128,835 317,876
Due from broker ........................................................ — 103,173 215,220
Deposits with brokers for futures contracts ..................................... 381,819 3,541,884 3,442,190
Variation margin on futures contracts ......................................... 23,683 16,097 384,321
Receivables:
Securities sold ....................................................... — 16,070,167 20,223,858
Foreign tax reclaims ................................................... 2,621 606,160 2,128,451
Dividends ........................................................... 265,049 538,954 737,213
Capital shares sold .................................................... 35,328 872,392 160,560
Prepaid expenses ....................................................... 21,904 72,738 35,634
Total Assets 64,769,856 266,951,443 184,990,260
LIABILITIES:
Due to broker .......................................................... — 78,237 79,994
Unrealized depreciation on forward foreign currency exchange contracts .............. — 4,709,741 4,580,954
Unrealized depreciation on OTC swaps ....................................... — 616,023 382,026
Payables: – – –
Securities purchased ................................................... — 16,058,974 20,143,055
Collateral received on securities loaned ..................................... — 102,746 —
Accrued investment advisory fees ......................................... 15,141 124,245 80,678
Accrued distribution fees—Class N ........................................ 1,108 858 1,309
Capital shares redeemed ............................................... 241,920 69,249 59,668
Other accrued expenses and liabilities ........................................ 67,096 58,218 53,086
Total Liabilities 325,265 21,818,291 25,380,770
Net Assets $ 64,444,591 $ 245,133,152 $ 159,609,490
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) .......... $ 88,313,947 $ 287,059,063 $ 211,382,994
Total distributable earnings (loss) ........................................... (23,869,356) (41,925,911) (51,773,504)
Net Assets $ 64,444,591 $ 245,133,152 $ 159,609,490
NET ASSETS:
Class I ............................................................... $ 60,110,937 $ 16,786,134 $ 120,308,278
Class N ............................................................... 4,237,134 2,995,226 5,929,401
Class R6 .............................................................. 96,520 225,351,792 33,371,811
SHARES OUTSTANDING: – – –
Class I ............................................................... 8,265,882 2,501,211 16,172,120
Class N ............................................................... 567,842 451,572 776,280
Class R6 .............................................................. 13,316 33,429,973 4,188,392
NET ASSET VALUE: – – –
Class I ............................................................... $ 7.27 $ 6.71 $ 7.44
Class N ............................................................... $ 7.46 $ 6.63 $ 7.64
Class R6 .............................................................. $ 7.25 $ 6.74 $ 7.97
* Includes market value of securities out on loan ................................ $ — $ 97,626 $ —
‡
Cash denominated in foreign currencies, at cost ............................... $ 225,795 $ 606,164 $ 1,153,774

Statements of Operations

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR LARGE
CAP MULTI-
STYLE FUND
AQR SMALL
CAP MULTI-
STYLE FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 11,253,251 $ 3,026,766 $ 2,917,034 $ 1,901,018
Securities lending income, net .............................. 46,614 253,984 12,527 610
Total Income 11,299,865 3,280,750 2,929,561 1,901,628
EXPENSES:
Investment advisory fees .................................. 1,985,380 1,303,818 584,483 681,537
Custody fees ........................................... 21,907 16,676 28,944 76,675
Administration & accounting fees ............................ 150,293 58,024 29,186 25,900
Legal fees ............................................. 23,391 9,275 4,532 3,759
Audit & tax fees ......................................... 24,484 24,222 26,648 33,439
Shareholder reporting fees ................................ 60,680 42,091 13,933 12,697
Transfer agent fees ...................................... 187,148 36,025 36,029 36,367
Trustee fees ........................................... 37,645 15,313 7,780 6,796
Distribution fees—Class N ................................. 35,351 8,308 5,345 5,238
Interest expense ........................................ 22,629 9,302 4,376 3,754
Interfund lending expense ................................. 5,869 1,489 1,079 100
Registration fees ........................................ 45,618 31,932 30,300 29,274
Pricing fee ............................................ — — — 2,611
Other expenses ........................................ 13,566 5,536 2,581 2,220
Total Expenses 2,613,961 1,562,011 775,216 920,367
Less fee waivers and/or reimbursements ...................... (63,950) (84,721) (89,976) (147,273)
Net Expenses 2,550,011 1,477,290 685,240 773,094
Net Investment Income (Loss) 8,749,854 1,803,460 2,244,321 1,128,534
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (net of deferred capital gain country tax accruals of $–, $–, $– and
$47,870 ) ......................................... 75,699,192 (32,811,234) 1,285,372 (3,734,776)
Settlement of foreign currency and foreign currency transactions .. — — (15,431) (172,796)
Expiration or closing of futures contracts .................... (8,305,241) (15,529,779) (2,398,678) (2,109,259)
Net realized gain (loss) 67,393,951 (48,341,013) (1,128,737) (6,016,831)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (252,403,275) (87,573,102) (43,731,771) (31,216,301)
Foreign currency and foreign currency transactions ............ — — 28,242 (11,954)
Futures contracts ..................................... (100,079) 1,662,758 1,009,698 248,626
Net change in unrealized appreciation (depreciation) (252,503,354) (85,910,344) (42,693,831) (30,979,629)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (185,109,403) (134,251,357) (43,822,568) (36,996,460)
Net increase (decrease) in net assets resulting from operations $ (176,359,549) $ (132,447,897) $ (41,578,247) $ (35,867,926)
________________
†
Net of foreign taxes withheld of ............................ $ 8,629 $ 4,807 $ 295,544 $ 189,755

Statements of Operations

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR TM LARGE
CAP MULTI-
STYLE FUND
AQR TM SMALL
CAP MULTI-
STYLE FUND
AQR TM
INTERNATIONAL
MULTI-STYLE
FUND
AQR TM
EMERGING
MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 2,745,286 $ 139,571 $ 2,404,474 $ 3,081,312
Securities lending income, net .............................. 6,342 7,717 9,568 618
Total Income 2,751,628 147,288 2,414,042 3,081,930
EXPENSES:
Investment advisory fees .................................. 477,879 59,863 436,506 1,071,215
Custody fees ........................................... 9,537 8,764 22,566 97,225
Administration & accounting fees ............................ 36,652 2,753 22,169 40,890
Legal fees ............................................. 4,964 818 3,052 5,584
Audit & tax fees ......................................... 23,136 23,889 26,310 35,288
Shareholder reporting fees ................................ 14,607 1,344 9,461 16,119
Transfer agent fees ...................................... 57,876 19,681 25,563 29,846
Trustee fees ........................................... 9,331 1,170 5,833 10,355
Distribution fees—Class N ................................. 1,626 4,408 1,464 845
Interest expense ........................................ 5,125 397 3,114 5,777
Interfund lending expense ................................. 594 — — —
Registration fees ........................................ 31,787 26,922 30,382 30,132
Pricing fee ............................................ — — — 3,975
Other expenses ........................................ 2,647 230 1,656 3,062
Total Expenses 675,761 150,239 588,076 1,350,313
Less fee waivers and/or reimbursements ...................... (63,518) (68,797) (82,766) (164,005)
Net Expenses 612,243 81,442 505,310 1,186,308
Net Investment Income (Loss) 2,139,385 65,846 1,908,732 1,895,622
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (6,336,266) (518,630) (2,697,554) (6,957,429)
Settlement of foreign currency and foreign currency transactions .. — — (84,210) (233,574)
Expiration or closing of futures contracts .................... (2,795,480) (220,777) (2,537,846) (2,813,588)
Net realized gain (loss) (9,131,746) (739,407) (5,319,610) (10,004,591)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (41,383,000) (5,101,562) (30,012,371) (49,867,501)
Foreign currency and foreign currency transactions ............ — — 19,542 (45,350)
Futures contracts ..................................... 119,809 46,814 415,377 676,363
Net change in unrealized appreciation (depreciation) (41,263,191) (5,054,748) (29,577,452) (49,236,488)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (50,394,937) (5,794,155) (34,897,062) (59,241,079)
Net increase (decrease) in net assets resulting from operations $ (48,255,552) $ (5,728,309) $ (32,988,330) $ (57,345,457)
________________
†
Net of foreign taxes withheld of ............................ $ 4,512 $ 237 $ 243,750 $ 307,227

Statements of Operations

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR
LARGE CAP
MOMENTUM
STYLE FUND
AQR
SMALL CAP
MOMENTUM
STYLE FUND
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR TM
LARGE CAP
MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 6,779,137 $ 1,319,746 $ 4,057,254 $ 1,674,010
Securities lending income, net .............................. 60,770 212,426 13,668 11,070
Total Income 6,839,907 1,532,172 4,070,922 1,685,080
EXPENSES:
Investment advisory fees .................................. 1,146,555 578,035 874,422 302,235
Custody fees ........................................... 20,376 15,645 42,405 9,277
Administration & accounting fees ............................ 105,960 29,347 50,254 27,937
Legal fees ............................................. 15,045 4,260 6,944 3,640
Audit & tax fees ......................................... 24,198 24,585 27,035 22,933
Shareholder reporting fees ................................ 42,628 13,066 21,937 10,545
Transfer agent fees ...................................... 371,971 110,507 163,945 75,811
Trustee fees ........................................... 25,918 7,663 12,568 7,088
Distribution fees—Class N ................................. 78,362 5,745 45,854 7,466
Interest expense ........................................ 14,845 4,264 7,004 3,776
Interfund lending expense ................................. 1,390 — — —
Registration fees ........................................ 46,731 33,456 33,790 29,241
Pricing fee ............................................ — — 3,238 —
Other expenses ........................................ 8,385 2,436 3,764 1,951
Total Expenses 1,902,364 829,009 1,293,160 501,900
Less fee waivers and/or reimbursements ...................... (74,700) (76,795) (104,039) (62,254)
Net Expenses 1,827,664 752,214 1,189,121 439,646
Net Investment Income (Loss) 5,012,243 779,958 2,881,801 1,245,434
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... 47,792,675 1,593,232 (3,132,847) 1,310,208
Settlement of foreign currency and foreign currency transactions .. — — (27,840) —
Expiration or closing of futures contracts .................... (5,065,598) (3,228,974) (2,375,913) (2,080,776)
Net realized gain (loss) 42,727,077 (1,635,742) (5,536,600) (770,568)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (156,025,831) (47,918,327) (50,640,544) (29,250,515)
Foreign currency and foreign currency transactions ............ 4 — 31,712 —
Futures contracts ..................................... 636,377 905,683 826,114 58,911
Net change in unrealized appreciation (depreciation) (155,389,450) (47,012,644) (49,782,718) (29,191,604)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (112,662,373) (48,648,386) (55,319,318) (29,962,172)
Net increase (decrease) in net assets resulting from operations $ (107,650,130) $ (47,868,428) $ (52,437,517) $ (28,716,738)
________________
†
Net of foreign taxes withheld of ............................ $ — $ 947 $ 365,823 $ —

Statements of Operations

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR TM
SMALL CAP
MOMENTUM
STYLE FUND
AQR TM
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................... $ 276,918 $ 1,056,075 $ 51,886,624 $ 2,508,433
Affiliated issuers ...................................... — — 1,949,957 —
Securities lending income, net .............................. 43,677 4,302 94,319 2,275
Total Income 320,595 1,060,377 53,930,900 2,510,708
EXPENSES:
Investment advisory fees .................................. 124,262 223,455 6,844,049 479,701
Custody fees ........................................... 11,024 17,362 73,349 26,992
Administration & accounting fees ............................ 6,381 12,914 670,461 27,602
Legal fees ............................................. 871 1,764 70,105 3,848
Audit & tax fees ......................................... 23,141 26,404 29,386 26,521
Shareholder reporting fees ................................ 2,890 5,168 258,254 11,479
Transfer agent fees ...................................... 36,477 36,364 2,036,981 98,606
Trustee fees ........................................... 2,039 3,581 147,919 7,107
Distribution fees—Class N ................................. 3,725 3,862 473,880 10,193
Interest expense ........................................ 897 1,817 76,051 3,850
Interfund lending expense ................................. — 693 — 449
Registration fees ........................................ 29,185 27,412 254,299 33,316
Pricing fee ............................................ — 2,039 — 2,056
Other expenses ........................................ 540 988 36,910 2,008
Total Expenses 241,432 363,823 10,971,644 733,728
Less fee waivers and/or reimbursements ...................... (71,385) (79,087) (212,203) (91,167)
Net Expenses 170,047 284,736 10,759,441 642,561
Net Investment Income (Loss) 150,548 775,641 43,171,459 1,868,147
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION): – – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...... (566,245) (1,687,468) (15,791,831) (3,529,558)
Transactions in investment securities of affiliated issuers ....... — — 238,559 —
Settlement of foreign currency and foreign currency transactions .. — (50,123) — (67,341)
Expiration or closing of futures contracts .................... (681,192) (1,453,836) (20,293,486) (426,014)
Net realized gain (loss) (1,247,437) (3,191,427) (35,846,758) (4,022,913)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers .................. (9,150,726) (12,214,548) (847,965,061) (27,580,465)
Investment securities of affiliated issuers ................... — — (20,989) —
Foreign currency and foreign currency transactions ............ — 12,417 — 23,973
Futures contracts ..................................... 46,124 21,856 740,877 15,026
Net change in unrealized appreciation (depreciation) (9,104,602) (12,180,275) (847,245,173) (27,541,466)
Net realized gain (loss) and net change in unrealized appreciation
(depreciation) (10,352,039) (15,371,702) (883,091,931) (31,564,379)
Net increase (decrease) in net assets resulting from operations $ (10,201,491) $ (14,596,061) $ (839,920,472) $ (29,696,232)
________________
†
Net of foreign taxes withheld of ............................ $ 157 $ 99,127 $ 3,639 $ 252,339

Statements of Operations

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR EMERGING
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers
†
................................................... $ 661,836 $ 2,957,457 $ 2,187,615
Securities lending income, net .............................................. 35 4,146 413
Total Income 661,871 2,961,603 2,188,028
EXPENSES:
Investment advisory fees .................................................. 223,635 919,528 735,844
Custody fees ........................................................... 31,260 26,633 41,015
Administration & accounting fees ............................................ 9,337 35,006 22,699
Legal fees ............................................................. 1,346 4,912 4,508
Audit & tax fees ......................................................... 30,267 29,252 29,626
Shareholder reporting fees ................................................ 4,432 13,117 11,829
Transfer agent fees ...................................................... 49,702 79,169 105,755
Trustee fees ........................................................... 2,757 8,945 6,892
Distribution fees—Class N ................................................. 8,301 6,357 9,778
Interest expense ........................................................ 1,326 7,187 6,588
Recoupment of waiver ................................................... — 2,116 —
Registration fees ........................................................ 28,565 33,307 31,777
Pricing fee ............................................................ 5,670 — 2,609
Other expenses ........................................................ 735 2,538 2,779
Total Expenses 397,333 1,168,067 1,011,699
Less fee waivers and/or reimbursements ...................................... (103,315) (13,280) (54,904)
Net Expenses 294,018 1,154,787 956,795
Net Investment Income (Loss) 367,853 1,806,816 1,231,233
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION): – – –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers ...................... (4,407,958) (3,127,000) 3,065,836
Settlement of foreign currency and foreign currency transactions .................. (27,305) 248,482 88,413
Settlement of forward foreign currency contracts .............................. — 463,049 38,147
Expiration or closing of futures contracts .................................... (516,063) (9,686,718) (8,611,855)
Expiration or closing of swap contracts ..................................... — 2,407,143 2,116,657
Net realized gain (loss) (4,951,326) (9,695,044) (3,302,802)
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffi liated issuers (net of decrease in deferred capital gain country tax accruals of $72,776, $– and $–) ................................ (10,023,883) (42,360,511) (35,272,888)
Foreign currency and foreign currency transactions ............................ (7,412) (26,149) 104,194
Forward foreign currency exchange contracts ................................ — (1,130,880) (1,668,127)
Futures contracts ..................................................... 89,700 994,311 1,646,206
Swap contracts ....................................................... — (633,393) (24,026)
Net change in unrealized appreciation (depreciation) (9,941,595) (43,156,622) (35,214,641)
Net realized gain (loss) and net change in unrealized appreciation (depreciation) (14,892,921) (52,851,666) (38,517,443)
Net increase (decrease) in net assets resulting from operations $ (14,525,068) $ (51,044,850) $ (37,286,210)
________________
†
Net of foreign taxes withheld of ............................................ $ 66,835 $ 98,444 $ 152,951

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 8,749,854 $ 20,818,035 $ 1,803,460 $ 6,245,231
Net realized gain (loss) ............................. 67,393,951 43,691,326 (48,341,013) (7,722,603)
Net change in unrealized appreciation (depreciation) ....... (252,503,354) (156,075,377) (85,910,344) (85,630,346)
Net increase (decrease) in net assets resulting from
operations (176,359,549) (91,566,016) (132,447,897) (87,107,718)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (16,769,547) (29,255,991) (421,558) (5,107,307)
Class N ......................................... (476,407) (4,037,015) (38,224) (713,157)
Class R6 ........................................ (54,431,358) (70,459,300) (5,527,052) (64,613,496)
Total distributions (71,677,312) (103,752,306) (5,986,834) (70,433,960)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 78,106,690 76,666,928 14,687,204 24,301,994
Reinvestment of distributions ......................... 15,867,380 27,844,268 421,047 5,096,676
Cost of shares redeemed ........................... (205,228,392) (198,249,995) (17,025,062) (36,310,691)
Net increase (decrease) from capital transactions (111,254,322) (93,738,799) (1,916,811) (6,912,021)
CLASS N — — — —
Proceeds from shares sold .......................... 2,197,914 11,088,415 923,339 4,653,780
Reinvestment of distributions ......................... 475,237 4,032,863 37,767 711,291
Cost of shares redeemed ........................... (51,045,092) (21,694,110) (3,776,576) (3,140,219)
Net increase (decrease) from capital transactions (48,371,941) (6,572,832) (2,815,470) 2,224,852
CLASS R6 — — — —
Proceeds from shares sold .......................... 82,799,363 220,595,627 32,777,426 86,312,953
Reinvestment of distributions ......................... 54,151,298 70,083,771 5,486,249 59,445,615
Cost of shares redeemed ........................... (227,754,683) (492,971,510) (203,956,496) (176,803,604)
Net increase (decrease) from capital transactions (90,804,022) (202,292,112) (165,692,821) (31,045,036)
Net increase (decrease) in net assets resulting from capital transactions (250,430,285) (302,603,743) (170,425,102) (35,732,205)
Total increase (decrease) in net assets (498,467,146) (497,922,065) (308,859,833) (193,273,883)
NET ASSETS:
Beginning of period ................................ 1,447,052,536 1,944,974,601 552,156,593 745,430,476
End of period ................................... $ 948,585,390 $ 1,447,052,536 $ 243,296,760 $ 552,156,593
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR LARGE CAP MULTI-STYLE
FUND
AQR SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 21,495,275 26,927,588 3,421,056 3,884,358
Shares sold ..................................... 4,616,718 4,765,437 1,302,768 2,002,640
Shares issued on reinvestment of distributions ........... 920,916 1,916,330 31,421 457,922
Shares redeemed ................................. (12,269,065) (12,114,080) (1,466,146) (2,923,864)
Shares outstanding, end of period 14,763,844 21,495,275 3,289,099 3,421,056
CLASS N
Shares outstanding, beginning of period ................ 3,426,131 3,794,725 675,817 492,827
Shares sold ..................................... 135,107 692,786 90,940 368,035
Shares issued on reinvestment of distributions ........... 27,391 278,320 2,823 64,023
Shares redeemed ................................. (2,914,850) (1,339,700) (293,217) (249,068)
Shares outstanding, end of period 673,779 3,426,131 476,363 675,817
CLASS R6
Shares outstanding, beginning of period ................ 61,063,089 72,590,387 40,608,465 42,484,766
Shares sold ..................................... 5,256,198 13,687,568 2,886,477 6,863,675
Shares issued on reinvestment of distributions ........... 3,146,502 4,826,706 409,116 5,336,231
Shares redeemed ................................. (13,898,190) (30,041,572) (20,975,127) (14,076,207)
Shares outstanding, end of period 55,567,599 61,063,089 22,928,931 40,608,465

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE
FUND AQR EMERGING MULTI-STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 2,244,321 $ 7,925,612 $ 1,128,534 $ 5,802,670
Net realized gain (loss) ............................. (1,128,737) (6,211,325) (6,016,831) (5,088,799)
Net change in unrealized appreciation (depreciation) ....... (42,693,831) (18,488,404) (30,979,629) (15,294,958)
Net increase (decrease) in net assets resulting from
operations (41,578,247) (16,774,117) (35,867,926) (14,581,087)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (1,291,631) (2,139,990) (1,151,867) (884,434)
Class N ......................................... (120,637) (193,368) (93,126) (94,743)
Class R6 ........................................ (6,615,889) (8,221,394) (4,746,167) (5,027,138)
Total distributions (8,028,157) (10,554,752) (5,991,160) (6,006,315)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 9,475,720 26,409,442 10,360,886 29,208,136
Reinvestment of distributions ......................... 1,289,616 2,135,307 1,151,867 884,434
Cost of shares redeemed ........................... (19,890,271) (56,350,552) (14,082,810) (15,070,134)
Net increase (decrease) from capital transactions (9,124,935) (27,805,803) (2,570,057) 15,022,436
CLASS N — — — —
Proceeds from shares sold .......................... 838,724 1,117,601 5,222,312 1,055,493
Reinvestment of distributions ......................... 119,425 192,003 93,126 94,743
Cost of shares redeemed ........................... (912,202) (3,432,493) (5,721,760) (2,235,536)
Net increase (decrease) from capital transactions 45,947 (2,122,889) (406,322) (1,085,300)
CLASS R6 — — — —
Proceeds from shares sold .......................... 24,895,968 48,846,761 22,011,249 33,831,342
Reinvestment of distributions ......................... 6,524,144 8,108,462 4,694,020 4,976,491
Cost of shares redeemed ........................... (41,678,582) (146,764,111) (44,355,445) (112,987,983)
Net increase (decrease) from capital transactions (10,258,470) (89,808,888) (17,650,176) (74,180,150)
Net increase (decrease) in net assets resulting from capital transactions (19,337,458) (119,737,580) (20,626,555) (60,243,014)
Total increase (decrease) in net assets (68,943,862) (147,066,449) (62,485,641) (80,830,416)
NET ASSETS:
Beginning of period ................................ 272,340,504 419,406,953 227,786,840 308,617,256
End of period ................................... $ 203,396,642 $ 272,340,504 $ 165,301,199 $ 227,786,840
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE
FUND AQR EMERGING MULTI-STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 4,539,084 7,029,983 5,019,914 3,431,269
Shares sold ..................................... 928,992 2,518,735 1,117,590 3,074,691
Shares issued on reinvestment of distributions ........... 111,655 216,782 113,150 98,270
Shares redeemed ................................. (1,800,496) (5,226,416) (1,474,708) (1,584,316)
Shares outstanding, end of period 3,779,235 4,539,084 4,775,946 5,019,914
CLASS N
Shares outstanding, beginning of period ................ 386,367 587,720 410,943 522,910
Shares sold ..................................... 93,127 104,665 548,258 111,531
Shares issued on reinvestment of distributions ........... 10,349 19,493 9,130 10,515
Shares redeemed ................................. (95,889) (325,511) (606,143) (234,013)
Shares outstanding, end of period 393,954 386,367 362,188 410,943
CLASS R6
Shares outstanding, beginning of period ................ 19,726,567 28,081,392 18,593,520 26,340,267
Shares sold ..................................... 2,693,215 4,601,367 2,537,828 3,536,675
Shares issued on reinvestment of distributions ........... 565,841 824,031 460,650 552,943
Shares redeemed ................................. (3,908,663) (13,780,223) (5,098,886) (11,836,365)
Shares outstanding, end of period 19,076,960 19,726,567 16,493,112 18,593,520

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR TM LARGE CAP MULTI-STYLE
FUND
AQR TM SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 2,139,385 $ 3,845,663 $ 65,846 $ 230,446
Net realized gain (loss) ............................. (9,131,746) 2,072,355 (739,407) (605,661)
Net change in unrealized appreciation (depreciation) ....... (41,263,191) (13,090,957) (5,054,748) (4,568,178)
Net increase (decrease) in net assets resulting from
operations (48,255,552) (7,172,939) (5,728,309) (4,943,393)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (1,710,786) (1,097,266) (161,538) (888,512)
Class N ......................................... (20,709) (9,211) (21,938) (156,965)
Class R6 ........................................ (4,245,345) (2,768,055) (22,110) (102,358)
Total distributions (5,976,840) (3,874,532) (205,586) (1,147,835)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 10,607,108 34,012,624 4,400,646 9,706,331
Reinvestment of distributions ......................... 1,708,822 1,092,204 161,538 888,512
Cost of shares redeemed ........................... (21,120,774) (26,498,029) (5,264,818) (13,799,453)
Net increase (decrease) from capital transactions (8,804,844) 8,606,799 (702,634) (3,204,610)
CLASS N — — — —
Proceeds from shares sold .......................... 225,068 331,491 495,530 3,251,071
Reinvestment of distributions ......................... 20,709 9,211 21,938 156,965
Cost of shares redeemed ........................... (188,450) (1,222,576) (766,938) (5,282,013)
Net increase (decrease) from capital transactions 57,327 (881,874) (249,470) (1,873,977)
CLASS R6 — — — —
Proceeds from shares sold .......................... 35,770,387 62,099,679 11,500 2,200,000
Reinvestment of distributions ......................... 4,140,296 2,759,941 22,110 102,358
Cost of shares redeemed ........................... (62,012,592) (48,750,879) (10,509) (2,214,265)
Net increase (decrease) from capital transactions (22,101,909) 16,108,741 23,101 88,093
Net increase (decrease) in net assets resulting from capital transactions (30,849,426) 23,833,666 (929,003) (4,990,494)
Total increase (decrease) in net assets (85,081,818) 12,786,195 (6,862,898) (11,081,722)
NET ASSETS:
Beginning of period ................................ 313,865,999 301,079,804 23,752,939 34,834,661
End of period ................................... $ 228,784,181 $ 313,865,999 $ 16,890,041 $ 23,752,939
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR TM LARGE CAP MULTI-STYLE
FUND
AQR TM SMALL CAP MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 7,096,418 6,377,943 1,675,394 1,995,387
Shares sold ..................................... 880,309 2,818,483 503,396 915,815
Shares issued on reinvestment of distributions ........... 123,292 96,741 13,854 91,411
Shares redeemed ................................. (1,785,893) (2,196,749) (575,835) (1,327,219)
Shares outstanding, end of period 6,314,126 7,096,418 1,616,809 1,675,394
CLASS N
Shares outstanding, beginning of period ................ 98,233 167,713 334,038 506,568
Shares sold ..................................... 17,730 26,412 59,265 298,773
Shares issued on reinvestment of distributions ........... 1,491 814 1,881 16,149
Shares redeemed ................................. (14,621) (96,706) (81,134) (487,452)
Shares outstanding, end of period 102,833 98,233 314,050 334,038
CLASS R6
Shares outstanding, beginning of period ................ 16,736,861 15,366,286 207,703 198,460
Shares sold ..................................... 2,995,028 5,071,394 991 196,779
Shares issued on reinvestment of distributions ........... 298,507 244,459 1,895 10,520
Shares redeemed ................................. (5,395,560) (3,945,278) (991) (198,056)
Shares outstanding, end of period 14,634,836 16,736,861 209,598 207,703

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR TM INTERNATIONAL MULTI-
STYLE FUND
AQR TM EMERGING MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 1,908,732 $ 5,240,146 $ 1,895,622 $ 7,866,173
Net realized gain (loss) ............................. (5,319,610) 86,746 (10,004,591) (1,075,275)
Net change in unrealized appreciation (depreciation) ....... (29,577,452) (9,583,819) (49,236,488) (24,957,330)
Net increase (decrease) in net assets resulting from
operations (32,988,330) (4,256,927) (57,345,457) (18,166,432)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (823,802) (560,998) (849,596) (468,070)
Class N ......................................... (29,987) (26,702) (14,694) (19,782)
Class R6 ........................................ (4,635,160) (3,512,605) (8,051,401) (6,711,111)
Total distributions (5,488,949) (4,100,305) (8,915,691) (7,198,963)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 8,197,205 16,496,548 9,362,810 31,578,334
Reinvestment of distributions ......................... 823,802 560,998 847,261 457,476
Cost of shares redeemed ........................... (8,962,235) (15,106,987) (9,995,475) (10,833,640)
Net increase (decrease) from capital transactions 58,772 1,950,559 214,596 21,202,170
CLASS N — — — —
Proceeds from shares sold .......................... 125,824 196,357 75,465 173,890
Reinvestment of distributions ......................... 29,987 26,702 14,694 19,782
Cost of shares redeemed ........................... (343,886) (478,074) (207,163) (1,078,564)
Net increase (decrease) from capital transactions (188,075) (255,015) (117,004) (884,892)
CLASS R6 — — — —
Proceeds from shares sold .......................... 63,642,951 41,431,180 34,658,011 29,626,938
Reinvestment of distributions ......................... 4,532,340 3,506,710 7,997,480 6,706,777
Cost of shares redeemed ........................... (46,865,671) (39,785,578) (25,748,255) (20,702,236)
Net increase (decrease) from capital transactions 21,309,620 5,152,312 16,907,236 15,631,479
Net increase (decrease) in net assets resulting from capital transactions 21,180,317 6,847,856 17,004,828 35,948,757
Total increase (decrease) in net assets (17,296,962) (1,509,376) (49,256,320) 10,583,362
NET ASSETS:
Beginning of period ................................ 190,162,274 191,671,650 342,594,268 332,010,906
End of period ................................... $ 172,865,312 $ 190,162,274 $ 293,337,948 $ 342,594,268
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR TM INTERNATIONAL MULTI-
STYLE FUND
AQR TM EMERGING MULTI-STYLE
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 2,768,517 2,596,584 3,766,704 1,632,300
Shares sold ..................................... 843,715 1,632,264 970,301 3,206,157
Shares issued on reinvestment of distributions ........... 74,687 60,064 80,845 49,085
Shares redeemed ................................. (969,449) (1,520,395) (1,052,057) (1,120,838)
Shares outstanding, end of period 2,717,470 2,768,517 3,765,793 3,766,704
CLASS N
Shares outstanding, beginning of period ................ 115,900 140,413 69,305 158,387
Shares sold ..................................... 13,218 19,240 8,332 17,624
Shares issued on reinvestment of distributions ........... 2,721 2,862 1,395 2,113
Shares redeemed ................................. (34,771) (46,615) (22,470) (108,819)
Shares outstanding, end of period 97,068 115,900 56,562 69,305
CLASS R6
Shares outstanding, beginning of period ................ 15,125,392 14,573,362 31,270,615 29,565,703
Shares sold ..................................... 7,401,674 4,108,613 3,953,804 3,060,090
Shares issued on reinvestment of distributions ........... 410,538 375,049 763,118 718,840
Shares redeemed ................................. (5,365,455) (3,931,632) (2,880,662) (2,074,018)
Shares outstanding, end of period 17,572,149 15,125,392 33,106,875 31,270,615

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 5,012,243 $ 11,227,552 $ 779,958 $ 1,329,537
Net realized gain (loss) ............................. 42,727,077 86,793,250 (1,635,742) 14,350,993
Net change in unrealized appreciation (depreciation) ....... (155,389,450) (104,295,454) (47,012,644) (57,892,067)
Net increase (decrease) in net assets resulting from
operations (107,650,130) (6,274,652) (47,868,428) (42,211,537)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (63,057,396) (72,200,119) (8,734,431) (53,206,130)
Class N ......................................... (5,693,899) (5,900,343) (195,066) (445,612)
Class R6 ........................................ (19,940,890) (9,607,587) (2,547,311) (3,791,401)
Total distributions (88,692,185) (87,708,049) (11,476,808) (57,443,143)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 56,631,417 208,971,708 14,359,983 53,263,679
Reinvestment of distributions ......................... 62,672,243 71,979,907 8,728,270 53,171,180
Cost of shares redeemed ........................... (145,683,194) (509,906,777) (36,563,664) (159,487,211)
Net increase (decrease) from capital transactions (26,379,534) (228,955,162) (13,475,411) (53,052,352)
CLASS N — — — —
Proceeds from shares sold .......................... 5,694,736 16,267,408 1,368,183 2,912,333
Reinvestment of distributions ......................... 5,693,193 5,899,882 195,066 445,611
Cost of shares redeemed ........................... (19,785,919) (26,220,425) (566,572) (1,032,215)
Net increase (decrease) from capital transactions (8,397,990) (4,053,135) 996,677 2,325,729
CLASS R6 — — — —
Proceeds from shares sold .......................... 17,685,712 123,089,068 11,601,622 42,869,795
Reinvestment of distributions ......................... 19,918,037 9,584,078 2,547,311 3,789,230
Cost of shares redeemed ........................... (53,819,809) (23,523,121) (8,632,931) (6,572,867)
Net increase (decrease) from capital transactions (16,216,060) 109,150,025 5,516,002 40,086,158
Net increase (decrease) in net assets resulting from capital transactions (50,993,584) (123,858,272) (6,962,732) (10,640,465)
Total increase (decrease) in net assets (247,335,899) (217,840,973) (66,307,968) (110,295,145)
NET ASSETS:
Beginning of period ................................ 947,968,681 1,165,809,654 260,366,902 370,662,047
End of period ................................... $ 700,632,782 $ 947,968,681 $ 194,058,934 $ 260,366,902
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR LARGE CAP MOMENTUM
STYLE FUND
AQR SMALL CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 30,048,212 39,475,038 10,802,837 12,775,107
Shares sold ..................................... 2,667,702 9,718,404 871,925 2,827,525
Shares issued on reinvestment of distributions ........... 2,901,493 3,924,750 448,754 3,319,050
Shares redeemed ................................. (6,890,069) (23,069,980) (2,024,064) (8,118,845)
Shares outstanding, end of period 28,727,338 30,048,212 10,099,452 10,802,837
CLASS N
Shares outstanding, beginning of period ................ 2,998,876 3,100,311 235,513 104,431
Shares sold ..................................... 282,001 762,646 92,813 154,904
Shares issued on reinvestment of distributions ........... 263,208 321,169 10,019 27,764
Shares redeemed ................................. (919,279) (1,185,250) (30,968) (51,586)
Shares outstanding, end of period 2,624,806 2,998,876 307,377 235,513
CLASS R6
Shares outstanding, beginning of period ................ 8,974,959 4,088,262 2,924,829 780,973
Shares sold ..................................... 832,512 5,498,392 721,863 2,268,772
Shares issued on reinvestment of distributions ........... 925,559 524,293 131,508 237,420
Shares redeemed ................................. (2,619,484) (1,135,988) (497,489) (362,336)
Shares outstanding, end of period 8,113,546 8,974,959 3,280,711 2,924,829

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR TM LARGE CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 2,881,801 $ 8,887,698 $ 1,245,434 $ 2,627,584
Net realized gain (loss) ............................. (5,536,600) (16,063,904) (770,568) 3,817,562
Net change in unrealized appreciation (depreciation) ....... (49,782,718) (8,100,306) (29,191,604) (5,952,489)
Net increase (decrease) in net assets resulting from
operations (52,437,517) (15,276,512) (28,716,738) 492,657
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (6,385,255) (5,928,748) (2,749,561) (931,706)
Class N ......................................... (809,276) (566,839) (112,923) (63,962)
Class R6 ........................................ (3,320,455) (1,236,921) (2,551,722) (922,374)
Total distributions (10,514,986) (7,732,508) (5,414,206) (1,918,042)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 29,386,279 80,801,406 22,729,082 30,205,232
Reinvestment of distributions ......................... 6,308,931 5,922,874 2,746,119 926,582
Cost of shares redeemed ........................... (45,519,092) (146,355,156) (21,247,867) (22,859,210)
Net increase (decrease) from capital transactions (9,823,882) (59,630,876) 4,227,334 8,272,604
CLASS N — — — —
Proceeds from shares sold .......................... 3,729,985 9,323,125 637,213 3,335,552
Reinvestment of distributions ......................... 809,238 566,839 112,923 63,962
Cost of shares redeemed ........................... (5,889,895) (11,286,951) (1,004,094) (10,394,463)
Net increase (decrease) from capital transactions (1,350,672) (1,396,987) (253,958) (6,994,949)
CLASS R6 — — — —
Proceeds from shares sold .......................... 15,477,631 78,971,586 8,584,334 17,591,041
Reinvestment of distributions ......................... 3,320,455 1,236,921 2,542,713 922,374
Cost of shares redeemed ........................... (27,202,911) (13,252,960) (10,068,619) (16,054,920)
Net increase (decrease) from capital transactions (8,404,825) 66,955,547 1,058,428 2,458,495
Net increase (decrease) in net assets resulting from capital transactions (19,579,379) 5,927,684 5,031,804 3,736,150
Total increase (decrease) in net assets (82,531,882) (17,081,336) (29,099,140) 2,310,765
NET ASSETS:
Beginning of period ................................ 435,991,841 453,073,177 230,722,327 228,411,562
End of period ................................... $ 353,459,959 $ 435,991,841 $ 201,623,187 $ 230,722,327
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR INTERNATIONAL MOMENTUM
STYLE FUND
AQR TM LARGE CAP MOMENTUM
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 18,029,990 22,041,901 5,057,125 4,686,066
Shares sold ..................................... 2,008,286 5,646,060 988,964 1,373,586
Shares issued on reinvestment of distributions ........... 405,719 454,557 111,179 47,444
Shares redeemed ................................. (3,159,089) (10,112,528) (980,933) (1,049,971)
Shares outstanding, end of period 17,284,906 18,029,990 5,176,335 5,057,125
CLASS N
Shares outstanding, beginning of period ................ 2,455,631 2,564,776 247,576 566,003
Shares sold ..................................... 265,790 645,947 29,641 154,337
Shares issued on reinvestment of distributions ........... 52,075 43,536 4,585 3,285
Shares redeemed ................................. (400,591) (798,628) (44,681) (476,049)
Shares outstanding, end of period 2,372,905 2,455,631 237,121 247,576
CLASS R6
Shares outstanding, beginning of period ................ 8,642,014 4,048,617 4,372,234 4,240,403
Shares sold ..................................... 1,121,244 5,433,386 352,511 815,846
Shares issued on reinvestment of distributions ........... 213,947 95,148 103,153 47,301
Shares redeemed ................................. (1,912,778) (935,137) (465,966) (731,316)
Shares outstanding, end of period 8,064,427 8,642,014 4,361,932 4,372,234

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR TM SMALL CAP MOMENTUM
STYLE FUND
AQR TM INTERNATIONAL
MOMENTUM STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 150,548 $ 265,974 $ 775,641 $ 2,434,188
Net realized gain (loss) ............................. (1,247,437) 646,773 (3,191,427) (5,090,250)
Net change in unrealized appreciation (depreciation) ....... (9,104,602) (8,501,718) (12,180,275) (2,629,517)
Net increase (decrease) in net assets resulting from
operations (10,201,491) (7,588,971) (14,596,061) (5,285,579)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (954,074) (4,001,037) (1,213,023) (927,157)
Class N ......................................... (47,678) (262,280) (64,892) (146,595)
Class R6 ........................................ (6,024) (16,756) (1,470,353) (1,201,377)
Total distributions (1,007,776) (4,280,073) (2,748,268) (2,275,129)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 6,264,049 12,666,621 12,368,347 19,505,173
Reinvestment of distributions ......................... 953,913 4,001,037 1,212,789 927,157
Cost of shares redeemed ........................... (10,871,226) (17,878,395) (17,680,412) (23,861,121)
Net increase (decrease) from capital transactions (3,653,264) (1,210,737) (4,099,276) (3,428,791)
CLASS N — — — —
Proceeds from shares sold .......................... 418,719 2,289,484 275,676 2,262,242
Reinvestment of distributions ......................... 47,678 262,280 64,892 146,595
Cost of shares redeemed ........................... (537,191) (4,373,452) (912,180) (6,530,671)
Net increase (decrease) from capital transactions (70,794) (1,821,688) (571,612) (4,121,834)
CLASS R6 — — — —
Proceeds from shares sold .......................... 11,500 104,981 5,837,794 21,970,735
Reinvestment of distributions ......................... 6,024 16,756 1,467,379 1,201,377
Cost of shares redeemed ........................... (90,119) (4,754) (10,415,489) (26,517,708)
Net increase (decrease) from capital transactions (72,595) 116,983 (3,110,316) (3,345,596)
Net increase (decrease) in net assets resulting from capital transactions (3,796,653) (2,915,442) (7,781,204) (10,896,221)
Total increase (decrease) in net assets (15,005,920) (14,784,486) (25,125,533) (18,456,929)
NET ASSETS:
Beginning of period ................................ 53,963,943 68,748,429 110,662,538 129,119,467
End of period ................................... $ 38,958,023 $ 53,963,943 $ 85,537,005 $ 110,662,538
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR TM SMALL CAP MOMENTUM
STYLE FUND
AQR TM INTERNATIONAL
MOMENTUM STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 2,769,248 2,783,889 3,896,248 4,221,232
Shares sold ..................................... 381,429 743,368 989,513 1,564,618
Shares issued on reinvestment of distributions ........... 48,275 256,971 88,203 81,116
Shares redeemed ................................. (694,984) (1,014,980) (1,481,140) (1,970,718)
Shares outstanding, end of period 2,503,968 2,769,248 3,492,824 3,896,248
CLASS N
Shares outstanding, beginning of period ................ 159,765 255,490 243,411 567,899
Shares sold ..................................... 28,091 129,115 22,946 184,515
Shares issued on reinvestment of distributions ........... 2,429 16,954 4,740 12,893
Shares redeemed ................................. (33,198) (241,794) (74,710) (521,896)
Shares outstanding, end of period 157,087 159,765 196,387 243,411
CLASS R6
Shares outstanding, beginning of period ................ 16,516 10,115 4,257,531 4,539,868
Shares sold ..................................... 584 5,598 442,554 1,803,368
Shares issued on reinvestment of distributions ........... 305 1,078 107,108 105,476
Shares redeemed ................................. (6,301) (275) (898,070) (2,191,181)
Shares outstanding, end of period 11,104 16,516 3,909,123 4,257,531

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Reportt | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE
FUND
AQR INTERNATIONAL DEFENSIVE
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 43,171,459 $ 50,462,928 $ 1,868,147 $ 5,870,225
Net realized gain (loss) ............................. (35,846,758) (1,896,669) (4,022,913) (1,663,902)
Net change in unrealized appreciation (depreciation) ....... (847,245,173) 325,387,650 (27,541,466) (2,215,514)
Net increase (decrease) in net assets resulting from
operations (839,920,472) 373,953,909 (29,696,232) 1,990,809
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (42,653,314) (26,688,622) (4,509,399) (3,814,503)
Class N ......................................... (3,352,374) (3,849,447) (163,390) (45,275)
Class R6 ........................................ (17,886,160) (5,023,387) (1,379,852) (854,388)
Total distributions (63,891,848) (35,561,456) (6,052,641) (4,714,166)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 1,216,845,218 1,972,562,955 19,266,869 83,305,651
Reinvestment of distributions ......................... 41,906,995 26,229,527 4,503,368 3,814,503
Cost of shares redeemed ........................... (773,987,022) (475,596,047) (101,094,575) (56,301,703)
Net increase (decrease) from capital transactions 484,765,191 1,523,196,435 (77,324,338) 30,818,451
CLASS N — — — —
Proceeds from shares sold .......................... 80,623,046 235,713,923 6,419,916 5,348,176
Reinvestment of distributions ......................... 3,349,208 3,846,554 163,390 45,275
Cost of shares redeemed ........................... (113,778,374) (188,127,052) (3,683,257) (2,630,209)
Net increase (decrease) from capital transactions (29,806,120) 51,433,425 2,900,049 2,763,242
CLASS R6 — — — —
Proceeds from shares sold .......................... 500,514,943 1,093,165,453 80,114,469 14,332,783
Reinvestment of distributions ......................... 17,775,808 4,786,377 1,379,852 854,388
Cost of shares redeemed ........................... (202,286,153) (203,426,938) (24,641,182) (12,042,134)
Net increase (decrease) from capital transactions 316,004,598 894,524,892 56,853,139 3,145,037
Net increase (decrease) in net assets resulting from capital transactions 770,963,669 2,469,154,752 (17,571,150) 36,726,730
Total increase (decrease) in net assets (132,848,651) 2,807,547,205 (53,320,023) 34,003,373
NET ASSETS:
Beginning of period ................................ 4,928,462,560 2,120,915,355 240,941,958 206,938,585
End of period ................................... $ 4,795,613,909 $ 4,928,462,560 $ 187,621,935 $ 240,941,958
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Reportt | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE
FUND
AQR INTERNATIONAL DEFENSIVE
STYLE FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 142,901,883 70,944,959 15,447,857 12,996,510
Shares sold ..................................... 53,786,621 93,334,532 1,619,452 6,646,937
Shares issued on reinvestment of distributions ........... 1,765,248 1,404,150 332,597 325,470
Shares redeemed ................................. (36,319,736) (22,781,758) (7,755,505) (4,521,060)
Shares outstanding, end of period 162,134,016 142,901,883 9,644,401 15,447,857
CLASS N
Shares outstanding, beginning of period ................ 17,129,740 14,651,012 533,988 311,098
Shares sold ..................................... 3,518,383 11,304,205 479,331 420,572
Shares issued on reinvestment of distributions ........... 141,198 206,139 11,654 3,729
Shares redeemed ................................. (5,188,448) (9,031,616) (266,701) (201,411)
Shares outstanding, end of period 15,600,873 17,129,740 758,272 533,988
CLASS R6
Shares outstanding, beginning of period ................ 55,947,519 14,618,977 2,406,271 2,148,850
Shares sold ..................................... 22,209,247 50,596,500 6,174,060 1,138,497
Shares issued on reinvestment of distributions ........... 749,718 256,642 101,985 72,962
Shares redeemed ................................. (9,165,088) (9,524,600) (2,210,738) (954,038)
Shares outstanding, end of period 69,741,396 55,947,519 6,471,578 2,406,271

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR EMERGING DEFENSIVE STYLE
FUND AQR GLOBAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) ........................ $ 367,853 $ 1,785,913 $ 1,806,816 $ 5,579,905
Net realized gain (loss) ............................. (4,951,326) (1,062,812) (9,695,044) (12,207,143)
Net change in unrealized appreciation (depreciation) ....... (9,941,595) (4,343,649) (43,156,622) (15,892,533)
Net increase (decrease) in net assets resulting from
operations (14,525,068) (3,620,548) (51,044,850) (22,519,771)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ......................................... (1,676,149) (1,307,483) (2,836,271) (3,432,665)
Class N ......................................... (123,087) (170,906) (69,554) (125,954)
Class R6 ........................................ (4,505) (3,638) (1,706,786) (6,749,720)
Total distributions (1,803,741) (1,482,027) (4,612,611) (10,308,339)
CAPITAL TRANSACTIONS:
CLASS I — — — —
Proceeds from shares sold .......................... 10,284,204 19,466,019 6,374,487 125,296,360
Reinvestment of distributions ......................... 1,676,149 1,307,483 2,834,532 3,432,610
Cost of shares redeemed ........................... (12,264,349) (17,450,795) (190,932,663) (126,870,718)
Net increase (decrease) from capital transactions (303,996) 3,322,707 (181,723,644) 1,858,252
CLASS N — — — —
Proceeds from shares sold .......................... 662,229 4,021,685 1,458,306 4,112,047
Reinvestment of distributions ......................... 123,087 170,906 69,554 125,954
Cost of shares redeemed ........................... (1,899,161) (6,819,403) (2,038,022) (1,572,315)
Net increase (decrease) from capital transactions (1,113,845) (2,626,812) (510,162) 2,665,686
CLASS R6 — — — —
Proceeds from shares sold .......................... 11,500 — 188,405,094 5,606,419
Reinvestment of distributions ......................... 4,505 3,638 1,706,786 6,749,720
Cost of shares redeemed ........................... (87,868) — (5,940,452) (59,698,432)
Net increase (decrease) from capital transactions (71,863) 3,638 184,171,428 (47,342,293)
Net increase (decrease) in net assets resulting from capital transactions (1,489,704) 699,533 1,937,622 (42,818,355)
Total increase (decrease) in net assets (17,818,513) (4,403,042) (53,719,839) (75,646,465)
NET ASSETS:
Beginning of period ................................ 82,263,104 86,666,146 298,852,991 374,499,456
End of period ................................... $ 64,444,591 $ 82,263,104 $ 245,133,152 $ 298,852,991
$ — $ — $ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR EMERGING DEFENSIVE STYLE
FUND AQR GLOBAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period ................ 8,295,543 7,937,988 22,854,497 21,833,772
Shares sold ..................................... 1,257,397 2,113,972 745,163 16,079,422
Shares issued on reinvestment of distributions ........... 177,935 147,738 321,740 467,022
Shares redeemed ................................. (1,464,993) (1,904,155) (21,420,189) (15,525,719)
Shares outstanding, end of period 8,265,882 8,295,543 2,501,211 22,854,497
CLASS N
Shares outstanding, beginning of period ................ 723,242 1,011,849 562,804 234,167
Shares sold ..................................... 73,321 430,692 183,272 509,744
Shares issued on reinvestment of distributions ........... 12,729 18,843 7,958 17,254
Shares redeemed ................................. (241,450) (738,142) (302,462) (198,361)
Shares outstanding, end of period 567,842 723,242 451,572 562,804
CLASS R6
Shares outstanding, beginning of period ................ 20,983 20,571 12,930,642 18,868,677
Shares sold ..................................... 1,234 — 21,086,636 662,076
Shares issued on reinvestment of distributions ........... 480 412 192,206 910,893
Shares redeemed ................................. (9,381) — (779,511) (7,511,004)
Shares outstanding, end of period 13,316 20,983 33,429,973 12,930,642

Statements of Changes in Net Assets
(Continued)

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR INTERNATIONAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) .......................................................... $ 1,231,233 $ 8,649,829
Net realized gain (loss) ............................................................... (3,302,802) (18,818,985)
Net change in unrealized appreciation (depreciation) ......................................... (35,214,641) (19,540,564)
Net increase (decrease) in net assets resulting from operations (37,286,210) (29,709,720)
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ........................................................................... (5,428,873) (9,369,303)
Class N ........................................................................... (222,825) (212,664)
Class R6 .......................................................................... (1,327,220) (1,034,678)
Total distributions (6,978,918) (10,616,645)
CAPITAL TRANSACTIONS:
CLASS I — —
Proceeds from shares sold ............................................................ 17,239,886 67,537,610
Reinvestment of distributions ........................................................... 4,720,831 8,627,660
Cost of shares redeemed ............................................................. (59,682,378) (241,429,553)
Net increase (decrease) from capital transactions (37,721,661) (165,264,283)
CLASS N — —
Proceeds from shares sold ............................................................ 71,542 178,831
Reinvestment of distributions ........................................................... 41,475 117,652
Cost of shares redeemed ............................................................. (489,442) (4,341,967)
Net increase (decrease) from capital transactions (376,425) (4,045,484)
CLASS R6 — —
Proceeds from shares sold ............................................................ 7,090,833 6,728,314
Reinvestment of distributions ........................................................... 1,327,220 1,034,678
Cost of shares redeemed ............................................................. (5,329,585) (8,583,463)
Net increase (decrease) from capital transactions 3,088,468 (820,471)
Net increase (decrease) in net assets resulting from capital transactions (35,009,618) (170,130,238)
Total increase (decrease) in net assets (79,274,746) (210,456,603)
NET ASSETS:
Beginning of period .................................................................. 238,884,236 449,340,839
End of period ..................................................................... $ 159,609,490 $ 238,884,236
$ — $ —

Statements of Changes in Net Assets

AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR INTERNATIONAL EQUITY FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period .................................................. 20,115,445 37,314,673
Shares sold ....................................................................... 2,016,652 7,067,114
Shares issued on reinvestment of distributions ............................................. 470,202 972,679
Shares redeemed ................................................................... (6,430,179) (25,239,021)
Shares outstanding, end of period 16,172,120 20,115,445
CLASS N
Shares outstanding, beginning of period .................................................. 815,866 1,219,218
Shares sold ....................................................................... 8,675 18,036
Shares issued on reinvestment of distributions ............................................. 4,019 12,915
Shares redeemed ................................................................... (52,280) (434,303)
Shares outstanding, end of period 776,280 815,866
CLASS R6
Shares outstanding, beginning of period .................................................. 3,921,532 3,993,723
Shares sold ....................................................................... 677,684 659,427
Shares issued on reinvestment of distributions ............................................. 123,462 109,143
Shares redeemed ................................................................... (534,286) (840,761)
Shares outstanding, end of period 4,188,392 3,921,532

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I
6
SIX MONTHS ENDED MARCH 31, 2020 $ 16.84 0.11 (2.66) (2.55) (0.21) (0.71) (0.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.21
7
(1.06) (0.85) (0.27) (0.87) (1.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.87 0.23 2.13 2.36 (0.22) (0.18) (0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 14.00 0.22 2.84 3.06 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.25 0.19 0.68 0.87 (0.12) (0.00)
8
(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 13.36 0.16 (0.15) 0.01 (0.06) (0.06) (0.12)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 16.76 0.09 (2.69) (2.60) — (0.71) (0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.74 0.17
7
(1.06) (0.89) (0.22) (0.87) (1.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.79 0.18 2.13 2.31 (0.18) (0.18) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.94 0.18 2.82 3.00 (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.19 0.16 0.68 0.84 (0.09) (0.00)
8
(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 13.33 0.13 (0.16) (0.03) (0.05) (0.06) (0.11)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 16.83 0.11 (2.64) (2.53) (0.23) (0.71) (0.94)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 18.83 0.23
7
(1.07) (0.84) (0.29) (0.87) (1.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.87 0.25 2.13 2.38 (0.24) (0.18) (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 14.00 0.24 2.84 3.08 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.25 0.21 0.68 0.89 (0.14) (0.00)
8
(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 13.36 0.18 (0.17) 0.01 (0.06) (0.06) (0.12)
AQR SMALL CAP MULTI-STYLE FUND CLASS I
6
SIX MONTHS ENDED MARCH 31, 2020 $ 12.33 0.04 (3.13) (3.09) (0.12) (0.01) (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.88 0.11
7
(2.14) (2.03) (0.08) (1.44) (1.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.09 0.10 1.27 1.37 (0.12) (1.46) (1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.96 0.12
9
2.39 2.51 (0.14) (0.24) (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 12.30 0.13 1.56 1.69 (0.03) (0.00)
8
(0.03)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 12.34 0.12
10
0.02
11
0.14 (0.03) (0.15) (0.18)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 12.29 0.02 (3.13) (3.11) (0.08) (0.01) (0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.08
7
(2.12) (2.04) (0.05) (1.44) (1.49)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.01 0.06 1.28 1.34 (0.07) (1.46) (1.53)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.90 0.08
9
2.37 2.45 (0.10) (0.24) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 12.25 0.10 1.55 1.65 (0.00)
8
(0.00)
8
—
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 12.30 0.09
10
0.01
11
0.10 (0.00)
8
(0.15) (0.15)
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 12.35 0.04 (3.13) (3.09) (0.13) (0.01) (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.91 0.13
7
(2.15) (2.02) (0.10) (1.44) (1.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 16.11 0.11 1.29 1.40 (0.14) (1.46) (1.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.98 0.13
9
2.39 2.52 (0.15) (0.24) (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 12.31 0.16 1.55 1.71 (0.04) (0.00)
8
(0.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 12.35 0.15
10
0.00
8,11
0.15 (0.04) (0.15) (0.19)

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 13.37 (16.35)% $ 197,376 0.46% 0.45% 0.45% 1.25% 24%
$ 16.84 (3.55)% $ 361,920 0.44% 0.44% 0.44% 1.29%
7
55%
$ 18.83 14.11% $ 507,109 0.44% 0.44% 0.44% 1.28% 64%
$ 16.87 22.01% $ 457,339 0.45% 0.44% 0.44% 1.46% 61%
$ 14.00 6.61% $ 627,269 0.46% 0.45% 0.45% 1.43% 80%
$ 13.25 0.03% $ 490,709 0.54% 0.49% 0.49% 1.17% 59%
$ 13.45 (16.45)% $ 9,063 0.71% 0.70% 0.70% 1.11% 24%
$ 16.76 (3.84)% $ 57,421 0.70% 0.70% 0.70% 1.02%
7
55%
$ 18.74 13.83% $ 71,104 0.70% 0.70% 0.70% 1.02% 64%
$ 16.79 21.69% $ 62,679 0.71% 0.70% 0.70% 1.19% 61%
$ 13.94 6.40% $ 64,718 0.71% 0.70% 0.70% 1.18% 80%
$ 13.19 (0.25)% $ 59,733 0.79% 0.74% 0.74% 0.93% 59%
$ 13.36 (16.27)% $ 742,146 0.36% 0.35% 0.35% 1.35% 24%
$ 16.83 (3.50)% $ 1,027,712 0.35% 0.35% 0.35% 1.38%
7
55%
$ 18.83 14.20% $ 1,366,762 0.35% 0.35% 0.35% 1.37% 64%
$ 16.87 22.18% $ 1,246,028 0.36% 0.35% 0.35% 1.54% 61%
$ 14.00 6.71% $ 792,665 0.37% 0.35% 0.35% 1.52% 80%
$ 13.25 0.07% $ 563,785 0.42% 0.36% 0.36% 1.28% 59%
$ 9.11 (25.40)% $ 29,957 0.69% 0.65% 0.65% 0.62% 26%
$ 12.33 (11.74)% $ 42,197 0.66% 0.64% 0.64% 0.92%
7
70%
$ 15.88 9.18% $ 61,690 0.66% 0.65% 0.64% 0.63% 64%
$ 16.09 18.12% $ 55,115 0.69% 0.65% 0.65% 0.79%
9
61%
$ 13.96 13.74% $ 45,483 0.75% 0.65% 0.65% 1.00% 96%
$ 12.30 1.02% $ 26,634 1.17% 0.68% 0.68% 0.88%
10
228%
$ 9.09 (25.57)% $ 4,331 0.94% 0.90% 0.90% 0.35% 26%
$ 12.29 (11.94)% $ 8,304 0.92% 0.90% 0.90% 0.66%
7
70%
$ 15.82 8.94% $ 7,795 0.92% 0.90% 0.90% 0.38% 64%
$ 16.01 17.79% $ 8,624 0.94% 0.90% 0.90% 0.53%
9
61%
$ 13.90 13.51% $ 9,733 0.99% 0.90% 0.90% 0.76% 96%
$ 12.25 0.72% $ 5,681 1.40% 0.93% 0.93% 0.65%
10
228%
$ 9.12 (25.37)% $ 209,009 0.59% 0.55% 0.55% 0.70% 26%
$ 12.35 (11.66)% $ 501,656 0.57% 0.55% 0.55% 1.02%
7
70%
$ 15.91 9.34% $ 675,945 0.57% 0.55% 0.55% 0.73% 64%
$ 16.11 18.17% $ 733,984 0.59% 0.55% 0.55% 0.89%
9
61%
$ 13.98 13.90% $ 687,986 0.62% 0.55% 0.55% 1.23% 96%
$ 12.31 1.06% $ 9,494 0.96% 0.55% 0.55% 1.17%
10
228%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I
6
SIX MONTHS ENDED MARCH 31, 2020 $ 11.06 0.09 (2.05) (1.96) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.76 0.28 (0.60) (0.32) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.95 0.28 (0.18) 0.10 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.23 0.24 1.74 1.98 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.21 0.26 (0.09) 0.17 (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 11.47 0.27
10
(1.26) (0.99) (0.19) (0.08) (0.27)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 11.03 0.08 (2.05) (1.97) (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.73 0.24 (0.59) (0.35) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.92 0.24 (0.17) 0.07 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.20 0.21 1.75 1.96 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.20 0.23 (0.10) 0.13 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 11.44 0.24
10
(1.25) (1.01) (0.15) (0.08) (0.23)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 11.05 0.10 (2.05) (1.95) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.75 0.28 (0.59) (0.31) (0.39) — (0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.94 0.29 (0.18) 0.11 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.22 0.26 1.73 1.99 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.20 0.25 (0.07) 0.18 (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 11.47 0.30
10
(1.28) (0.98) (0.21) (0.08) (0.29)
AQR EMERGING MULTI-STYLE FUND CLASS I
6
SIX MONTHS ENDED MARCH 31, 2020 $ 9.47 0.04 (1.63) (1.59) (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.17 0.24
7
(0.72) (0.48) (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 10.71 0.15 (0.51) (0.36) (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.95 0.18 1.75 1.93 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.19 0.15 0.81 0.96 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 9.96 0.27 (1.97) (1.70) (0.07) — (0.07)
AQR EMERGING MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 9.47 0.03 (1.64) (1.61) (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.16 0.19
7
(0.69) (0.50) (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 10.68 0.16 (0.53) (0.37) (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.93 0.14 1.76 1.90 (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.17 0.13 0.81 0.94 (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 9.95 0.29 (2.01) (1.72) (0.06) — (0.06)
AQR EMERGING MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 9.48 0.05 (1.63) (1.58) (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.19 0.22
7
(0.70) (0.48) (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 10.72 0.22 (0.56) (0.34) (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.97 0.19 1.74 1.93 (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.20 0.16 0.81 0.97 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 9.96 0.45 (2.14) (1.69) (0.07) — (0.07)

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 8.76 (18.47)% $ 33,112 0.67% 0.60% 0.60% 1.59% 28%
$ 11.06 (2.37)% $ 50,189 0.67% 0.60% 0.60% 2.56% 57%
$ 11.76 0.81% $ 82,661 0.64% 0.60% 0.60% 2.36% 61%
$ 11.95 19.91% $ 76,307 0.65% 0.60%
12
0.60%
12
2.26%
13
55%
$ 10.23 1.62% $ 68,288 0.68% 0.59% 0.59% 2.62% 106%
$ 10.21 (8.78)% $ 40,047 0.82% 0.64% 0.64% 2.45%
10
236%
$ 8.75 (18.53)% $ 3,446 0.92% 0.85% 0.85% 1.43% 28%
$ 11.03 (2.62)% $ 4,261 0.92% 0.85% 0.85% 2.25% 57%
$ 11.73 0.51% $ 6,892 0.89% 0.85% 0.85% 2.04% 61%
$ 11.92 19.69% $ 8,836 0.91% 0.85%
12
0.85%
12
1.95%
13
55%
$ 10.20 1.28% $ 8,491 0.93% 0.85% 0.85% 2.32% 106%
$ 10.20 (8.92)% $ 4,142 1.06% 0.88% 0.88% 2.19%
10
236%
$ 8.75 (18.38)% $ 166,839 0.57% 0.50% 0.50% 1.77% 28%
$ 11.05 (2.27)% $ 217,891 0.57% 0.50% 0.50% 2.54% 57%
$ 11.75 0.90% $ 329,854 0.54% 0.50% 0.50% 2.44% 61%
$ 11.94 20.04% $ 385,126 0.56% 0.50%
12
0.50%
12
2.41%
13
55%
$ 10.22 1.71% $ 301,294 0.59% 0.50% 0.50% 2.52% 106%
$ 10.20 (8.68)% $ 241,780 0.66% 0.51% 0.51% 2.70%
10
236%
$ 7.63 (17.44)% $ 36,464 0.88% 0.75% 0.75% 0.92% 32%
$ 9.47 (4.57)% $ 47,542 0.86% 0.74% 0.74% 2.53%
7
66%
$ 10.17 (3.48)% $ 34,903 0.87% 0.75% 0.75% 1.33% 60%
$ 10.71 22.17% $ 97,264 0.89% 0.75% 0.75% 1.93% 53%
$ 8.95 11.97% $ 73,793 0.95% 0.75% 0.75% 1.85% 94%
$ 8.19 (17.14)% $ 48,992 1.39% 0.79% 0.79% 2.79% 317%
$ 7.64 (17.55)% $ 2,768 1.13% 1.00% 1.00% 0.67% 32%
$ 9.47 (4.81)% $ 3,890 1.12% 1.00% 1.00% 1.99%
7
66%
$ 10.16 (3.58)% $ 5,311 1.12% 1.00% 1.00% 1.42% 60%
$ 10.68 21.82% $ 6,726 1.14% 1.00% 1.00% 1.54% 53%
$ 8.93 11.72% $ 7,600 1.20% 1.00% 1.00% 1.64% 94%
$ 8.17 (17.34)% $ 4,494 1.61% 1.04% 1.04% 2.98% 317%
$ 7.64 (17.35)% $ 126,069 0.78% 0.65% 0.65% 1.02% 32%
$ 9.48 (4.54)% $ 176,355 0.77% 0.65% 0.65% 2.31%
7
66%
$ 10.19 (3.29)% $ 268,403 0.77% 0.65% 0.65% 2.02% 60%
$ 10.72 22.13% $ 222,511 0.79% 0.65% 0.65% 2.01% 53%
$ 8.97 12.13% $ 184,112 0.85% 0.65% 0.65% 1.96% 94%
$ 8.20 (17.06)% $ 135,503 0.89% 0.65% 0.65% 4.66% 317%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR TM LARGE CAP MULTI-STYLE FUND CLASS I
6
SIX MONTHS ENDED MARCH 31, 2020 $ 13.10 0.09 (2.09) (2.00) (0.15) (0.09) (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.73 0.16
7
(0.62) (0.46) (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.09 0.17 1.62 1.79 (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.00 0.16 2.05 2.21 (0.12) (0.00)
8
(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.42 0.15 0.49 0.64 (0.05) (0.01) (0.06)
FOR THE PERIOD 2/11/15
15
-9/30/15 $ 10.00 0.08 (0.66) (0.58) — — —
AQR TM LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 13.11 0.07 (2.10) (2.03) (0.12) (0.09) (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.68 0.13
7
(0.60) (0.47) (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.05 0.14 1.61 1.75 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.97 0.13 2.05 2.18 (0.10) (0.00)
8
(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.40 0.13 0.48 0.61 (0.03) (0.01) (0.04)
FOR THE PERIOD 2/11/15
15
-9/30/15 $ 10.00 0.06 (0.66) (0.60) — — —
AQR TM LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 13.12 0.09 (2.09) (2.00) (0.16) (0.09) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.75 0.17
7
(0.62) (0.45) (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.10 0.18 1.63 1.81 (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.01 0.17 2.05 2.22 (0.13) (0.00)
8
(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.42 0.16 0.49 0.65 (0.05) (0.01) (0.06)
FOR THE PERIOD 2/11/15
15
-9/30/15 $ 10.00 0.08 (0.66) (0.58) — — —
AQR TM SMALL CAP MULTI-STYLE FUND CLASS I
6
SIX MONTHS ENDED MARCH 31, 2020 $ 10.71 0.03 (2.75) (2.72) (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 12.91 0.10
7
(1.80) (1.70) (0.08) (0.42) (0.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.03 0.07 1.14 1.21 (0.07) (0.26) (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.31 0.09 1.74 1.83 (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.21 0.12
16
1.04 1.16 (0.06) — (0.06)
FOR THE PERIOD 2/11/15
15
-9/30/15 $ 10.00 0.05 (0.84) (0.79) — — —
AQR TM SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 10.70 0.02 (2.76) (2.74) (0.07) — (0.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 12.86 0.07
7
(1.78) (1.71) (0.03) (0.42) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.98 0.04 1.14 1.18 (0.04) (0.26) (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.28 0.05 1.74 1.79 (0.09) — (0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.20 0.10
16
1.03 1.13 (0.05) — (0.05)
FOR THE PERIOD 2/11/15
15
-9/30/15 $ 10.00 0.04 (0.84) (0.80) — — —
AQR TM SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 10.74 0.04 (2.77) (2.73) (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 12.94 0.11
7
(1.80) (1.69) (0.09) (0.42) (0.51)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.06 0.08 1.14 1.22 (0.08) (0.26) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.32 0.10 1.76 1.86 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.22 0.12
16
1.04 1.16 (0.06) — (0.06)
FOR THE PERIOD 2/11/15
15
-9/30/15 $ 10.00 0.06 (0.84) (0.78) — — —

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 10.86 (15.66)% $ 68,577 0.49% 0.45% 0.45% 1.28% 29%
$ 13.10 (3.17)% $ 92,990 0.50% 0.45% 0.45% 1.23%
7
59%
$ 13.73 14.86% $ 87,556 0.48% 0.45% 0.45% 1.31% 69%
$ 12.09 22.33% $ 64,006 0.53% 0.45% 0.45% 1.44% 77%
$ 10.00 6.82% $ 39,964 0.59%
14
0.43% 0.43% 1.57% 173%
$ 9.42 (5.80)% $ 2,087 1.66%
14
0.46% 0.46% 1.20% 207%
$ 10.87 (15.82)% $ 1,118 0.74% 0.70% 0.70% 1.03% 29%
$ 13.11 (3.34)% $ 1,288 0.72% 0.67% 0.67% 1.00%
7
59%
$ 13.68 14.57% $ 2,295 0.74% 0.70% 0.70% 1.05% 69%
$ 12.05 22.04% $ 2,210 0.78% 0.70% 0.70% 1.20% 77%
$ 9.97 6.48% $ 2,165 0.84%
14
0.69% 0.69% 1.34% 173%
$ 9.40 (6.00)% $ 135 2.48%
14
0.70% 0.70% 0.99% 207%
$ 10.87 (15.63)% $ 159,089 0.39% 0.35% 0.35% 1.38% 29%
$ 13.12 (3.06)% $ 219,588 0.40% 0.35% 0.35% 1.33%
7
59%
$ 13.75 15.03% $ 211,229 0.39% 0.35% 0.35% 1.41% 69%
$ 12.10 22.37% $ 161,560 0.43% 0.35% 0.35% 1.54% 77%
$ 10.01 6.95% $ 98,092 0.53%
14
0.35% 0.35% 1.63% 173%
$ 9.42 (5.80)% $ 26,703 1.41%
14
0.36% 0.36% 1.33% 207%
$ 7.89 (25.73)% $ 12,757 1.23% 0.65% 0.65% 0.58% 28%
$ 10.71 (12.76)% $ 17,950 1.28% 0.65% 0.65% 0.94%
7
86%
$ 12.91 10.23% $ 25,755 1.06% 0.65% 0.65% 0.56% 80%
$ 12.03 17.79% $ 21,257 1.23% 0.65% 0.65% 0.79% 92%
$ 10.31 12.64% $ 13,792 1.90%
14
0.64% 0.64% 1.27%
16
179%
$ 9.21 (7.90)% $ 1,702 5.66%
14
0.65% 0.65% 0.77% 98%
$ 7.89 (25.83)% $ 2,477 1.48% 0.90% 0.90% 0.33% 28%
$ 10.70 (12.92)% $ 3,573 1.51% 0.90% 0.90% 0.69%
7
86%
$ 12.86 10.00% $ 6,512 1.31% 0.90% 0.90% 0.30% 80%
$ 11.98 17.44% $ 5,478 1.47% 0.90% 0.90% 0.48% 92%
$ 10.28 12.34% $ 2,970 2.03%
14
0.88% 0.88% 1.05%
16
179%
$ 9.20 (8.00)% $ 128 6.53%
14
0.92% 0.92% 0.59% 98%
$ 7.90 (25.77)% $ 1,656 1.13% 0.55% 0.55% 0.68% 28%
$ 10.74 (12.60)% $ 2,230 1.19% 0.55% 0.55% 1.04%
7
86%
$ 12.94 10.30% $ 2,568 0.96% 0.55% 0.55% 0.66% 80%
$ 12.06 18.04% $ 2,327 1.13% 0.55% 0.55% 0.90% 92%
$ 10.32 12.63% $ 1,973 2.29%
14
0.55% 0.55% 1.26%
16
179%
$ 9.22 (7.80)% $ 1,660 6.28%
14
0.57% 0.57% 0.96% 98%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS I
6
SIX MONTHS ENDED MARCH 31, 2020 $ 10.54 0.10 (1.87) (1.77) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.05 0.28 (0.56) (0.28) (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.16 0.25 (0.09) 0.16 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.44 0.23 1.68 1.91 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.40 0.24 (0.08)
11
0.16 (0.12) — (0.12)
FOR THE PERIOD 2/11/15
15
-9/30/15 $ 10.00 0.18 (0.78) (0.60) — — —
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 10.52 0.08 (1.87) (1.79) (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.01 0.25 (0.55) (0.30) (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.22 (0.09) 0.13 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.42 0.20 1.68 1.88 (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.39 0.22 (0.08)
11
0.14 (0.11) — (0.11)
FOR THE PERIOD 2/11/15
15
-9/30/15 $ 10.00 0.15 (0.76) (0.61) — — —
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 10.56 0.11 (1.88) (1.77) (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.08 0.29 (0.57) (0.28) (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.18 0.26 (0.08) 0.18 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.45 0.24 1.69 1.93 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.41 0.25 (0.09)
11
0.16 (0.12) — (0.12)
FOR THE PERIOD 2/11/15
15
-9/30/15 $ 10.00 0.18 (0.77) (0.59) — — —
AQR TM EMERGING MULTI-STYLE FUND CLASS I
6
SIX MONTHS ENDED MARCH 31, 2020 $ 9.75 0.05 (1.62) (1.57) (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.58 0.25
7
(0.86) (0.61) (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.23
17
(0.59) (0.36) (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.27 0.18 1.88 2.06 (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.31 0.17 0.82 0.99 (0.03) — (0.03)
FOR THE PERIOD 2/11/15
15
-9/30/15 $ 10.00 0.21 (1.90) (1.69) — — —
AQR TM EMERGING MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 9.77 0.03 (1.62) (1.59) (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.57 0.16
7
(0.79) (0.63) (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.12 0.19
17
(0.59) (0.40) (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.28 0.15 1.89 2.04 (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.30 0.17 0.81 0.98 — — —
FOR THE PERIOD 2/11/15
15
-9/30/15 $ 10.00 0.19 (1.89) (1.70) — — —
AQR TM EMERGING MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 9.76 0.05 (1.62) (1.57) (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.59 0.23
7
(0.83) (0.60) (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.13 0.24
17
(0.59) (0.35) (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.28 0.19 1.88 2.07 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.32 0.18 0.82 1.00 (0.04) — (0.04)
FOR THE PERIOD 2/11/15
15
-9/30/15 $ 10.00 0.22 (1.90) (1.68) — — —

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 8.47 (17.46)% $ 23,013 0.69% 0.60% 0.60% 1.81% 35%
$ 10.54 (2.30)% $ 29,185 0.71% 0.60% 0.60% 2.75% 66%
$ 11.05 1.39% $ 28,704 0.68% 0.60% 0.60% 2.26% 54%
$ 11.16 20.71% $ 25,736 0.71% 0.60% 0.60% 2.31% 52%
$ 9.44 1.68% $ 20,094 0.81%
14
0.59% 0.58% 2.58% 135%
$ 9.40 (6.00)% $ 3,213 1.42%
14
0.61% 0.61% 2.85% 172%
$ 8.46 (17.62)% $ 821 0.94% 0.85% 0.85% 1.47% 35%
$ 10.52 (2.51)% $ 1,219 0.96% 0.85% 0.85% 2.47% 66%
$ 11.01 1.17% $ 1,546 0.94% 0.85% 0.85% 1.99% 54%
$ 11.12 20.39% $ 2,078 0.97% 0.85% 0.85% 2.03% 52%
$ 9.42 1.43% $ 1,592 1.07%
14
0.82% 0.82% 2.41% 135%
$ 9.39 (6.10)% $ 143 2.65%
14
0.81% 0.81% 2.28% 172%
$ 8.48 (17.44)% $ 149,031 0.59% 0.50% 0.50% 2.00% 35%
$ 10.56 (2.27)% $ 159,758 0.61% 0.50% 0.50% 2.86% 66%
$ 11.08 1.56% $ 161,422 0.59% 0.50% 0.50% 2.34% 54%
$ 11.18 20.89% $ 151,455 0.62% 0.50% 0.50% 2.42% 52%
$ 9.45 1.71% $ 116,641 0.72%
14
0.50% 0.50% 2.73% 135%
$ 9.41 (5.90)% $ 41,373 1.22%
14
0.51% 0.51% 2.81% 172%
$ 7.94 (16.66)% $ 29,892 0.85% 0.75% 0.75% 0.97% 33%
$ 9.75 (5.68)% $ 36,722 0.84% 0.75% 0.75% 2.51%
7
62%
$ 10.58 (3.35)% $ 17,266 0.85% 0.74% 0.74% 2.01%
17
54%
$ 11.12 22.99% $ 17,013 0.86% 0.74% 0.74% 1.89% 51%
$ 9.27 12.02% $ 12,711 0.94%
14
0.72% 0.72% 2.00% 181%
$ 8.31 (16.90)% $ 2,986 2.66%
14
0.77% 0.77% 3.46% 173%
$ 7.97 (16.81)% $ 451 1.10% 1.00% 1.00% 0.70% 33%
$ 9.77 (5.92)% $ 677 1.09% 1.00% 1.00% 1.64%
7
62%
$ 10.57 (3.70)% $ 1,675 1.11% 1.00% 1.00% 1.63%
17
54%
$ 11.12 22.64% $ 2,301 1.12% 1.00% 1.00% 1.58% 51%
$ 9.28 11.81% $ 2,163 1.20%
14
0.95% 0.95% 2.01% 181%
$ 8.30 (17.00)% $ 881 3.06%
14
1.03% 1.03% 3.08% 173%
$ 7.94 (16.68)% $ 262,995 0.75% 0.65% 0.65% 1.08% 33%
$ 9.76 (5.59)% $ 305,195 0.74% 0.65% 0.65% 2.32%
7
62%
$ 10.59 (3.27)% $ 313,070 0.76% 0.65% 0.65% 2.07%
17
54%
$ 11.13 23.05% $ 333,540 0.77% 0.65% 0.65% 1.94% 51%
$ 9.28 12.05% $ 272,799 0.87%
14
0.65% 0.65% 2.09% 181%
$ 8.32 (16.80)% $ 15,381 2.46%
14
0.67% 0.67% 3.66% 173%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I
6
SIX MONTHS ENDED MARCH 31, 2020 $ 22.57 0.12 (2.71) (2.59) (0.25) (1.97) (2.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.99 0.26
7
(0.44) (0.18) (0.22) (2.02) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 22.00 0.19 4.77 4.96 (0.21) (1.76) (1.97)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.44 0.24 2.88 3.12 (0.32) (1.24) (1.56)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.96 0.27 1.87 2.14 (0.21) (1.45) (1.66)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 21.89 0.23 (0.10) 0.13 (0.14) (1.92) (2.06)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 22.56 0.09 (2.72) (2.63) (0.18) (1.97) (2.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.96 0.21
7
(0.43) (0.22) (0.16) (2.02) (2.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 21.98 0.13 4.77 4.90 (0.16) (1.76) (1.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.42 0.19 2.87 3.06 (0.26) (1.24) (1.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.92 0.21 1.88 2.09 (0.14) (1.45) (1.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 21.85 0.17 (0.10) 0.07 (0.08) (1.92) (2.00)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 22.51 0.13 (2.70) (2.57) (0.27) (1.97) (2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.94 0.29
7
(0.45) (0.16) (0.25) (2.02) (2.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 21.96 0.22 4.75 4.97 (0.23) (1.76) (1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.41 0.26 2.87 3.13 (0.34) (1.24) (1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.94 0.29 1.86 2.15 (0.23) (1.45) (1.68)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 21.89 0.23 (0.08) 0.15 (0.18) (1.92) (2.10)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I
6
SIX MONTHS ENDED MARCH 31, 2020 $ 18.66 0.06 (3.69) (3.63) (0.10) (0.74) (0.84)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.09
7
(3.83) (3.74) (0.04) (4.70) (4.74)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.83 0.05
17
4.58 4.63 (0.06) (2.26) (2.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.80 0.10
9
4.10 4.20 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.10 0.15 1.79 1.94 (0.16) (0.08) (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 21.09 0.15
10
0.26
11
0.41 (0.04) (2.36) (2.40)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 18.66 0.03 (3.68) (3.65) (0.07) (0.74) (0.81)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.14 0.05
7
(3.83) (3.78) (0.00)
8
(4.70) (4.70)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.82 (0.00)
8,17
4.58 4.58 — (2.26) (2.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.68 0.05
9
4.09 4.14 — — —
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 18.99 0.09 1.78 1.87 (0.10) (0.08) (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 21.00 0.09
10
0.26
11
0.35 — (2.36) (2.36)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 18.61 0.06 (3.66) (3.60) (0.13) (0.74) (0.87)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 27.10 0.13
7
(3.85) (3.72) (0.07) (4.70) (4.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 24.79 0.08
17
4.58 4.66 (0.09) (2.26) (2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 20.77 0.12
9
4.09 4.21 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 19.09 0.13 1.81 1.94 (0.18) (0.08) (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 21.10 0.13
10
0.29
11
0.42 (0.07) (2.36) (2.43)

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 17.76 (13.25)% $ 510,324 0.42% 0.40% 0.40% 1.09% 37%
$ 22.57 1.38% $ 678,252 0.41% 0.40% 0.40% 1.21%
7
61%
$ 24.99 23.94% $ 986,458 0.40% 0.39% 0.39% 0.84% 66%
$ 22.00 16.37% $ 869,688 0.41% 0.40% 0.40% 1.19% 88%
$ 20.44 11.12% $ 820,914 0.42% 0.40% 0.40% 1.34% 77%
$ 19.96 0.18% $ 874,115 0.50% 0.45% 0.45% 1.06% 90%
$ 17.78 (13.36)% $ 46,674 0.67% 0.65% 0.65% 0.84% 37%
$ 22.56 1.14% $ 67,654 0.66% 0.65% 0.65% 0.97%
7
61%
$ 24.96 23.61% $ 77,381 0.65% 0.65% 0.65% 0.58% 66%
$ 21.98 16.07% $ 59,044 0.66% 0.65% 0.65% 0.94% 88%
$ 20.42 10.89% $ 57,644 0.66% 0.65% 0.65% 1.08% 77%
$ 19.92 (0.10)% $ 68,535 0.77% 0.70% 0.70% 0.81% 90%
$ 17.70 (13.19)% $ 143,635 0.32% 0.30% 0.30% 1.19% 37%
$ 22.51 1.48% $ 202,063 0.31% 0.30% 0.30% 1.33%
7
61%
$ 24.94 24.06% $ 101,971 0.30% 0.30% 0.30% 0.93% 66%
$ 21.96 16.47% $ 65,920 0.31% 0.30% 0.30% 1.28% 88%
$ 20.41 11.23% $ 59,108 0.32% 0.30% 0.30% 1.45% 77%
$ 19.94 0.28% $ 62,973 0.36% 0.31% 0.31% 1.09% 90%
$ 14.19 (20.64)% $ 143,309 0.66% 0.60% 0.60% 0.59% 33%
$ 18.66 (10.90)% $ 201,555 0.66% 0.60% 0.60% 0.46%
7
79%
$ 27.14 20.11% $ 346,665 0.63% 0.60% 0.60% 0.21%
17
73%
$ 24.83 20.30% $ 359,470 0.64% 0.60% 0.60% 0.46%
9
86%
$ 20.80 10.24% $ 317,154 0.65% 0.60% 0.60% 0.77% 85%
$ 19.10 1.17% $ 316,232 0.68% 0.63% 0.62% 0.69%
10
86%
$ 14.20 (20.72)% $ 4,364 0.91% 0.85% 0.85% 0.36% 33%
$ 18.66 (11.09)% $ 4,395 0.91% 0.85% 0.85% 0.28%
7
79%
$ 27.14 19.84% $ 2,835 0.85% 0.83% 0.83% (0.02)%
17
73%
$ 24.82 20.02% $ 1,720 0.86% 0.82% 0.82% 0.24%
9
86%
$ 20.68 9.96% $ 1,574 0.91% 0.84% 0.84% 0.47% 85%
$ 18.99 0.89% $ 8,195 0.94% 0.88% 0.87% 0.43%
10
86%
$ 14.14 (20.60)% $ 46,386 0.56% 0.50% 0.50% 0.70% 33%
$ 18.61 (10.80)% $ 54,417 0.56% 0.50% 0.50% 0.67%
7
79%
$ 27.10 20.26% $ 21,162 0.53% 0.50% 0.50% 0.31%
17
73%
$ 24.79 20.39% $ 11,914 0.54% 0.50% 0.50% 0.54%
9
86%
$ 20.77 10.30% $ 8,490 0.56% 0.50% 0.50% 0.69% 85%
$ 19.09 1.25% $ 77,416 0.59% 0.50% 0.50% 0.62%
10
86%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I
6
SIX MONTHS ENDED MARCH 31, 2020 $ 14.98 0.10 (1.95) (1.85) (0.37) — (0.37)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.82 0.31 (0.87) (0.56) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.50 0.29 0.37 0.66 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.86 0.31 1.65 1.96 (0.32) — (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.24 0.25 0.59 0.84 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 14.95 0.28 (1.51) (1.23) (0.31) (0.17) (0.48)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 14.94 0.08 (1.95) (1.87) (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.77 0.27 (0.86) (0.59) (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.46 0.26 0.36 0.62 (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.82 0.28 1.65 1.93 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.19 0.21 0.60 0.81 (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 14.89 0.25 (1.51) (1.26) (0.27) (0.17) (0.44)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 14.96 0.11 (1.96) (1.85) (0.38) — (0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 15.80 0.33 (0.87) (0.54) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 15.49 0.32 0.35 0.67 (0.36) — (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 13.85 0.33 1.65 1.98 (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 13.23 0.27 0.59 0.86 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 14.94 0.33 (1.53) (1.20) (0.34) (0.17) (0.51)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS I
6
SIX MONTHS ENDED MARCH 31, 2020 $ 23.86 0.12 (2.80) (2.68) (0.26) (0.28) (0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.08 0.27 (0.29) (0.02) (0.20) — (0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 19.43 0.18 4.63 4.81 (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 16.97 0.20 2.51 2.71 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 15.54 0.23
16
1.35 1.58 (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 15.90 0.18 (0.19) (0.01) (0.08) (0.27) (0.35)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 23.73 0.09 (2.79) (2.70) (0.18) (0.28) (0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 23.94 0.20 (0.28) (0.08) (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 19.36 0.12 4.61 4.73 (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 16.92 0.15 2.51 2.66 (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 15.50 0.20
16
1.36 1.56 (0.14) — (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 15.86 0.15 (0.20) (0.05) (0.04) (0.27) (0.31)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 23.83 0.13 (2.79) (2.66) (0.28) (0.28) (0.56)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 24.06 0.29 (0.30) (0.01) (0.22) — (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 19.41 0.20 4.63 4.83 (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 16.95 0.22 2.51 2.73 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 15.54 0.24
16
1.36 1.60 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 15.90 0.19 (0.19) 0.00
8
(0.09) (0.27) (0.36)

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 12.76 (12.82)% $ 220,532 0.60% 0.55% 0.55% 1.32% 31%
$ 14.98 (3.26)% $ 270,031 0.61% 0.55% 0.55% 2.12% 70%
$ 15.82 4.31% $ 348,643 0.60% 0.55% 0.55% 1.84% 65%
$ 15.50 14.67% $ 326,526 0.63% 0.55%
12
0.55%
12
2.26%
13
84%
$ 13.86 6.40% $ 272,002 0.63% 0.55% 0.55% 1.89% 85%
$ 13.24 (8.40)% $ 257,299 0.68% 0.60% 0.60% 1.95% 112%
$ 12.74 (12.91)% $ 30,233 0.85% 0.80% 0.80% 1.05% 31%
$ 14.94 (3.51)% $ 36,694 0.86% 0.80% 0.80% 1.86% 70%
$ 15.77 4.02% $ 40,452 0.85% 0.80% 0.80% 1.61% 65%
$ 15.46 14.38% $ 34,030 0.88% 0.80%
12
0.80%
12
1.99%
13
84%
$ 13.82 6.16% $ 30,502 0.87% 0.80% 0.79% 1.59% 85%
$ 13.19 (8.62)% $ 35,343 0.94% 0.85% 0.85% 1.71% 112%
$ 12.73 (12.81)% $ 102,695 0.50% 0.45% 0.45% 1.40% 31%
$ 14.96 (3.15)% $ 129,267 0.51% 0.45% 0.45% 2.25% 70%
$ 15.80 4.34% $ 63,978 0.50% 0.45% 0.45% 1.99% 65%
$ 15.49 14.80% $ 45,913 0.53% 0.45%
12
0.45%
12
2.35%
13
84%
$ 13.85 6.53% $ 35,382 0.53% 0.45% 0.45% 1.98% 85%
$ 13.23 (8.24)% $ 31,058 0.55% 0.46% 0.46% 2.31% 112%
$ 20.64 (11.61)% $ 106,850 0.46% 0.40% 0.40% 0.99% 33%
$ 23.86 0.08% $ 120,655 0.46% 0.40% 0.40% 1.18% 60%
$ 24.08 24.87% $ 112,851 0.45% 0.40% 0.40% 0.82% 50%
$ 19.43 16.16% $ 87,151 0.48% 0.40% 0.40% 1.14% 57%
$ 16.97 10.22% $ 67,397 0.49% 0.40% 0.40% 1.39%
16
49%
$ 15.54 (0.16)% $ 56,141 0.65% 0.48% 0.48% 1.08% 62%
$ 20.57 (11.70)% $ 4,878 0.71% 0.65% 0.65% 0.74% 33%
$ 23.73 (0.21)% $ 5,875 0.71% 0.65% 0.65% 0.92% 60%
$ 23.94 24.53% $ 13,548 0.70% 0.65% 0.65% 0.57% 50%
$ 19.36 15.89% $ 8,524 0.70% 0.65% 0.65% 0.78% 57%
$ 16.92 10.11% $ 161 0.65% 0.56% 0.56% 1.22%
16
49%
$ 15.50 (0.39)% $ 147 0.75% 0.64% 0.64% 0.89% 62%
$ 20.61 (11.54)% $ 89,895 0.36% 0.30% 0.30% 1.09% 33%
$ 23.83 0.15% $ 104,192 0.36% 0.30% 0.30% 1.28% 60%
$ 24.06 25.00% $ 102,013 0.35% 0.30% 0.30% 0.92% 50%
$ 19.41 16.30% $ 84,514 0.38% 0.30% 0.30% 1.25% 57%
$ 16.95 10.32% $ 80,190 0.39% 0.30% 0.30% 1.48%
16
49%
$ 15.54 (0.09)% $ 70,197 0.43% 0.31% 0.31% 1.15% 62%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS I
6
SIX MONTHS ENDED MARCH 31, 2020 $ 18.33 0.05 (3.45) (3.40) (0.11) (0.23) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 22.56 0.09
7
(2.69) (2.60) (0.04) (1.59) (1.63)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 19.06 0.04 3.52 3.56 (0.05) (0.01) (0.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.86 0.08 3.24 3.32 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.51 0.12 1.33 1.45 (0.10) — (0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 14.72 0.11
10
0.23
11
0.34 (0.01) (0.54) (0.55)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 18.18 0.03 (3.43) (3.40) (0.07) (0.23) (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 22.39 0.04
7
(2.66) (2.62) — (1.59) (1.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.96 (0.01) 3.49 3.48 (0.04) (0.01) (0.05)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.79 0.03 3.23 3.26 (0.09) — (0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.44 0.10 1.33 1.43 (0.08) — (0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 14.67 0.07
10
0.24
11
0.31 — (0.54) (0.54)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 18.32 0.06 (3.45) (3.39) (0.13) (0.23) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 22.56 0.12
7
(2.71) (2.59) (0.06) (1.59) (1.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 19.06 0.07 3.51 3.58 (0.07) (0.01) (0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.86 0.10 3.23 3.33 (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.50 0.14 1.34 1.48 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 14.72 0.12
10
0.24
11
0.36 (0.04) (0.54) (0.58)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS I
6
SIX MONTHS ENDED MARCH 31, 2020 $ 13.20 0.09 (1.68) (1.59) (0.33) — (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.86 0.28 (0.68) (0.40) (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.70 0.27 0.13 0.40 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.27 0.27 1.45 1.72 (0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 11.70 0.23 0.49 0.72 (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 13.09 0.20 (1.28) (1.08) (0.25) (0.06) (0.31)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 13.10 0.07 (1.68) (1.61) (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.77 0.23 (0.66) (0.43) (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.63 0.24 0.13 0.37 (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.22 0.27 1.41 1.68 (0.27) — (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 11.68 0.19 0.51 0.70 (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 13.06 0.21 (1.30) (1.09) (0.23) (0.06) (0.29)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 13.16 0.10 (1.68) (1.58) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.83 0.29 (0.68) (0.39) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.67 0.27 0.14 0.41 (0.25) — (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.24 0.28 1.45 1.73 (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 11.70 0.23 0.50 0.73 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 13.09 0.31 (1.37) (1.06) (0.27) (0.06) (0.33)

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 14.59 (19.01)% $ 36,521 0.86% 0.60% 0.60% 0.56% 20%
$ 18.33 (10.23)% $ 50,757 0.91% 0.60% 0.60% 0.50%
7
66%
$ 22.56 18.75% $ 62,800 0.81% 0.60% 0.60% 0.22% 67%
$ 19.06 21.02% $ 47,847 0.92% 0.60% 0.60% 0.47% 69%
$ 15.86 10.07% $ 33,229 1.10% 0.60% 0.60% 0.83% 92%
$ 14.51 2.13% $ 19,992 1.34% 0.64% 0.64% 0.68%
10
111%
$ 14.48 (19.13)% $ 2,275 1.11% 0.85% 0.85% 0.31% 20%
$ 18.18 (10.44)% $ 2,905 1.14% 0.83% 0.83% 0.24%
7
66%
$ 22.39 18.43% $ 5,720 1.06% 0.85% 0.85% (0.04)% 67%
$ 18.96 20.73% $ 3,230 1.12% 0.84% 0.84% 0.15% 69%
$ 15.79 9.95% $ 154 1.26% 0.76% 0.76% 0.65% 92%
$ 14.44 1.90% $ 127 1.49% 0.86% 0.86% 0.45%
10
111%
$ 14.57 (19.00)% $ 162 0.76% 0.50% 0.50% 0.64% 20%
$ 18.32 (10.14)% $ 302 0.81% 0.50% 0.50% 0.64%
7
66%
$ 22.56 18.85% $ 228 0.71% 0.50% 0.50% 0.32% 67%
$ 19.06 21.11% $ 200 0.83% 0.50% 0.50% 0.58% 69%
$ 15.86 10.24% $ 166 1.00% 0.50% 0.50% 0.92% 92%
$ 14.50 2.23% $ 97 1.24% 0.54% 0.54% 0.77%
10
111%
$ 11.28 (12.50)% $ 39,388 0.70% 0.55% 0.55% 1.34% 19%
$ 13.20 (2.58)% $ 51,427 0.74% 0.55% 0.55% 2.18% 49%
$ 13.86 2.93% $ 58,512 0.70% 0.55% 0.55% 1.90% 34%
$ 13.70 14.49% $ 44,119 0.74% 0.55%
12
0.55%
12
2.22%
13
62%
$ 12.27 6.18% $ 33,887 0.76% 0.55% 0.55% 1.90% 87%
$ 11.70 (8.36)% $ 23,699 0.94% 0.65% 0.65% 1.57% 147%
$ 11.22 (12.65)% $ 2,204 0.95% 0.80% 0.80% 1.04% 19%
$ 13.10 (2.89)% $ 3,189 0.99% 0.80% 0.80% 1.86% 49%
$ 13.77 2.75% $ 7,817 0.95% 0.80% 0.80% 1.75% 34%
$ 13.63 14.23% $ 4,800 0.95% 0.80%
12
0.80%
12
2.08%
13
62%
$ 12.22 6.01% $ 160 0.93% 0.72% 0.72% 1.61% 87%
$ 11.68 (8.51)% $ 103 1.03% 0.79% 0.78% 1.69% 147%
$ 11.24 (12.46)% $ 43,945 0.60% 0.45% 0.45% 1.45% 19%
$ 13.16 (2.54)% $ 56,047 0.64% 0.45% 0.45% 2.32% 49%
$ 13.83 3.03% $ 62,790 0.60% 0.45% 0.45% 1.95% 34%
$ 13.67 14.66% $ 56,847 0.65% 0.45%
12
0.45%
12
2.27%
13
62%
$ 12.24 6.25% $ 55,739 0.66% 0.45% 0.45% 1.97% 87%
$ 11.70 (8.25)% $ 48,003 0.70% 0.46% 0.46% 2.40% 147%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2020 $ 22.83 0.18 (3.35) (3.17) (0.26) (0.01) (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.18 0.34 1.62 1.96 (0.23) (0.08) (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.23 0.30 3.10 3.40 (0.27) (0.18) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.71 0.29 2.55 2.84 (0.23) (0.09) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.64 0.27 1.70 1.97 (0.14) (0.76) (0.90)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 14.07 0.24 1.04 1.28 (0.29) (0.42) (0.71)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 22.76 0.15 (3.35) (3.20) (0.20) (0.01) (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.11 0.28 1.62 1.90 (0.17) (0.08) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.18 0.25 3.09 3.34 (0.23) (0.18) (0.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.68 0.25 2.54 2.79 (0.20) (0.09) (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.64 0.23 1.70 1.93 (0.13) (0.76) (0.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 14.04 0.20 1.05 1.25 (0.23) (0.42) (0.65)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 22.81 0.19 (3.35) (3.16) (0.28) (0.01) (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 21.15 0.35 1.63 1.98 (0.24) (0.08) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 18.21 0.32 3.09 3.41 (0.29) (0.18) (0.47)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 15.69 0.30 2.55 2.85 (0.24) (0.09) (0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 14.62 0.29 1.69 1.98 (0.15) (0.76) (0.91)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 14.07 0.26 1.03 1.29 (0.32) (0.42) (0.74)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2020 $ 13.09 0.09 (1.74) (1.65) (0.34) — (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.34 (0.35) (0.01) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.27 0.32
17
0.10 0.42 (0.29) (0.02) (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.10 0.30
9
1.04 1.34 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.95 0.29 1.09 1.38 (0.23) — (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 12.37 0.28 (1.10) (0.82) (0.32) (0.28) (0.60)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 13.52 0.10 (1.82) (1.72) (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.71 0.33 (0.36) (0.03) (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.58 0.26
17
0.14 0.40 (0.25) (0.02) (0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.40 0.28
9
1.06 1.34 (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 11.20 0.30 1.09 1.39 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 12.35 0.23 (1.10) (0.87) — (0.28) (0.28)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 13.09 0.13 (1.77) (1.64) (0.35) — (0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 13.38 0.33 (0.33) 0.00
8
(0.29) — (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 13.26 0.34
17
0.10 0.44 (0.30) (0.02) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 12.09 0.31
9
1.03 1.34 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.94 0.36 1.03 1.39 (0.24) — (0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 12.37 0.29 (1.10) (0.81) (0.34) (0.28) (0.62)

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 19.39 (14.11)% $ 3,143,206 0.41% 0.40% 0.40% 1.57% 9%
$ 22.83 9.59% $ 3,262,596 0.39% 0.38% 0.38% 1.60% 20%
$ 21.18 18.92% $ 1,502,430 0.39% 0.39% 0.39% 1.52% 18%
$ 18.23 18.32% $ 793,828 0.41% 0.40% 0.40% 1.69% 16%
$ 15.71 14.00% $ 519,984 0.42% 0.39% 0.39% 1.79% 8%
$ 14.64 9.13% $ 158,468 0.55% 0.45% 0.45% 1.65% 24%
$ 19.35 (14.25)% $ 301,938 0.66% 0.65% 0.65% 1.30% 9%
$ 22.76 9.30% $ 389,897 0.66% 0.65% 0.65% 1.33% 20%
$ 21.11 18.58% $ 309,274 0.65% 0.64% 0.64% 1.27% 18%
$ 18.18 17.99% $ 239,074 0.67% 0.65% 0.65% 1.46% 16%
$ 15.68 13.70% $ 226,020 0.68% 0.65% 0.65% 1.53% 8%
$ 14.64 8.97% $ 30,629 0.81% 0.70% 0.70% 1.38% 24%
$ 19.36 (14.12)% $ 1,350,470 0.31% 0.30% 0.30% 1.67% 9%
$ 22.81 9.72% $ 1,275,970 0.31% 0.30% 0.30% 1.61% 20%
$ 21.15 18.99% $ 309,211 0.30% 0.30% 0.30% 1.61% 18%
$ 18.21 18.43% $ 197,705 0.32% 0.30% 0.30% 1.79% 16%
$ 15.69 14.13% $ 127,311 0.33% 0.30% 0.30% 1.87% 8%
$ 14.62 9.23% $ 109 0.45% 0.35% 0.34% 1.76% 24%
$ 11.10 (13.08)% $ 107,099 0.63% 0.55% 0.55% 1.40% 11%
$ 13.09 0.18% $ 202,228 0.64% 0.55% 0.55% 2.64% 24%
$ 13.38 3.15% $ 173,932 0.63% 0.55% 0.55% 2.41%
17
21%
$ 13.27 11.29% $ 145,091 0.67% 0.55%
12
0.55%
12
2.43%
9,13
3%
$ 12.10 12.84% $ 96,844 0.83% 0.54% 0.54% 2.51% 83%
$ 10.95 (6.89)% $ 34,191 1.11% 0.60% 0.60% 2.40% 47%
$ 11.49 (13.14)% $ 8,714 0.88% 0.80% 0.80% 1.50% 11%
$ 13.52 (0.10)% $ 7,221 0.89% 0.80% 0.80% 2.51% 24%
$ 13.71 2.90% $ 4,266 0.88% 0.80% 0.80% 1.84%
17
21%
$ 13.58 11.01% $ 30,102 0.92% 0.80%
12
0.80%
12
2.21%
9,13
3%
$ 12.40 12.59% $ 21,135 1.08% 0.79% 0.78% 2.51% 83%
$ 11.20 (7.15)% $ 141 1.43% 0.86% 0.86% 1.94% 47%
$ 11.10 (12.98)% $ 71,809 0.53% 0.45% 0.45% 1.99% 11%
$ 13.09 0.26% $ 31,493 0.54% 0.45% 0.45% 2.58% 24%
$ 13.38 3.32% $ 28,741 0.53% 0.45% 0.45% 2.54%
17
21%
$ 13.26 11.38% $ 19,716 0.57% 0.45%
12
0.45%
12
2.57%
9,13
3%
$ 12.09 12.95% $ 14,668 0.67% 0.45% 0.45% 3.06% 83%
$ 10.94 (6.78)% $ 89 1.01% 0.50% 0.50% 2.45% 47%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR EMERGING DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2020 $ 9.08 0.04 (1.64) (1.60) (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.64 0.20 (0.59) (0.39) (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 9.44 0.19 0.17 0.36 (0.16) — (0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.80 0.17 0.61 0.78 (0.14) — (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.21 0.16 0.69 0.85 (0.26) — (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 10.46 0.19 (2.26) (2.07) (0.18) — (0.18)
AQR EMERGING DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 9.29 0.03 (1.69) (1.66) (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.86 0.18 (0.60) (0.42) (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 9.67 0.19 0.14 0.33 (0.14) — (0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 9.00 0.20 0.59 0.79 (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.34 0.15 0.70 0.85 (0.19) — (0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 10.45 0.12 (2.23) (2.11) — — —
AQR EMERGING DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 9.06 0.04 (1.64) (1.60) (0.21) — (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.61 0.21 (0.58) (0.37) (0.18) — (0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 9.42 0.19 0.17 0.36 (0.17) — (0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.77 0.18 0.62 0.80 (0.15) — (0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 8.21 0.17 0.67 0.84 (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 10.46 0.21 (2.27) (2.06) (0.19) — (0.19)
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2020 $ 8.20 0.03 (1.40) (1.37) (0.12) — (0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.11 0.15 (0.72) (0.57) (0.13) (0.21) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.89 0.13 0.54 0.67 (0.08) (0.37) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.12 0.11 1.43 1.54 (0.18) (0.59) (0.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 7.80 0.10 0.76 0.86 (0.12) (0.42) (0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 8.91 0.12
10
(0.23) (0.11) (0.15) (0.85) (1.00)
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 8.12 0.04 (1.42) (1.38) (0.11) — (0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.06 0.13 (0.73) (0.60) (0.13) (0.21) (0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.84 0.09 0.55 0.64 (0.05) (0.37) (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.07 0.09 1.43 1.52 (0.16) (0.59) (0.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 7.73 0.10 0.72 0.82 (0.06) (0.42) (0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 8.85 0.10
10
(0.23) (0.13) (0.14) (0.85) (0.99)
AQR GLOBAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 8.27 0.06 (1.46) (1.40) (0.13) — (0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.19 0.14 (0.70) (0.56) (0.15) (0.21) (0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 8.96 0.13 0.55 0.68 (0.08) (0.37) (0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 8.18 0.12 1.45 1.57 (0.20) (0.59) (0.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 7.85 0.12 0.75 0.87 (0.12) (0.42) (0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 8.96 0.14
10
(0.24) (0.10) (0.16) (0.85) (1.01)

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 7.27 (18.19)% $ 60,111 0.96% 0.70% 0.70% 0.93% 13%
$ 9.08 (4.02)% $ 75,352 0.97% 0.70% 0.70% 2.18% 30%
$ 9.64 3.77% $ 76,491 0.97% 0.70% 0.70% 1.94% 16%
$ 9.44 9.17% $ 62,261 1.07% 0.70% 0.70% 1.99% 17%
$ 8.80 10.73% $ 49,612 1.15% 0.68% 0.68% 1.90% 23%
$ 8.21 (20.07)% $ 27,221 1.12% 0.76% 0.76% 1.92% 117%
$ 7.46 (18.28)% $ 4,237 1.21% 0.95% 0.95% 0.66% 13%
$ 9.29 (4.21)% $ 6,721 1.22% 0.95% 0.95% 1.92% 30%
$ 9.86 3.39% $ 9,977 1.22% 0.95% 0.95% 1.95% 16%
$ 9.67 9.04% $ 4,922 1.28% 0.93% 0.93% 2.21% 17%
$ 9.00 10.42% $ 207 1.38% 0.91% 0.91% 1.79% 23%
$ 8.34 (20.19)% $ 54 1.40% 1.03% 1.03% 1.22% 117%
$ 7.25 (18.15)% $ 97 0.86% 0.60% 0.60% 0.92% 13%
$ 9.06 (3.83)% $ 190 0.87% 0.60% 0.60% 2.27% 30%
$ 9.61 3.76% $ 198 0.87% 0.60% 0.60% 1.94% 16%
$ 9.42 9.40% $ 208 0.97% 0.60% 0.60% 2.02% 17%
$ 8.77 10.67% $ 190 1.05% 0.60% 0.60% 2.06% 23%
$ 8.21 (19.96)% $ 75 1.08% 0.66% 0.65% 2.16% 117%
$ 6.71 (17.27)% $ 16,786 0.81% 0.80% 0.80% 0.70% 45%
$ 8.20 (5.78)% $ 187,408 0.81% 0.80% 0.80% 1.82% 122%
$ 9.11 7.65% $ 198,954 0.82% 0.80% 0.80% 1.42% 87%
$ 8.89 20.70% $ 41,551 0.89% 0.82% 0.82% 1.37% 88%
$ 8.12 11.33% $ 33,013 0.96% 0.89% 0.89% 1.36% 78%
$ 7.80 (1.64)% $ 34,186 0.90% 0.90% 0.90% 1.49%
10
73%
$ 6.63 (17.32)% $ 2,995 1.06% 1.05% 1.05% 0.86% 45%
$ 8.12 (6.17)% $ 4,573 1.06% 1.05% 1.05% 1.59% 122%
$ 9.06 7.36% $ 2,120 1.07% 1.05% 1.05% 1.02% 87%
$ 8.84 20.57% $ 2,254 1.14% 1.07% 1.07% 1.09% 88%
$ 8.07 10.93% $ 1,712 1.20% 1.13% 1.12% 1.28% 78%
$ 7.73 (1.86)% $ 765 1.17% 1.17% 1.17% 1.18%
10
73%
$ 6.74 (17.29)% $ 225,352 0.71% 0.70% 0.70% 1.57% 45%
$ 8.27 (5.67)% $ 106,872 0.72% 0.70% 0.70% 1.72% 122%
$ 9.19 7.74% $ 173,425 0.72% 0.70% 0.70% 1.39% 87%
$ 8.96 20.98% $ 146,167 0.77% 0.70% 0.70% 1.48% 88%
$ 8.18 11.33% $ 106,573 0.77% 0.70% 0.70% 1.59% 78%
$ 7.85 (1.47)% $ 85,017 0.71% 0.70% 0.70% 1.69%
10
73%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR INTERNATIONAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2020 $ 9.50 0.05 (1.81) (1.76) (0.30) — (0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.49 0.23 (0.97) (0.74) (0.17) (0.08) (0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.66 0.22
17
(0.32) (0.10) (0.25) (0.82) (1.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.17 0.20 1.73 1.93 (0.30) (0.14) (0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.61 0.21 0.67 0.88 (0.20) (0.12) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 10.99 0.21 (0.71) (0.50) (0.33) (0.55) (0.88)
AQR INTERNATIONAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 9.75 0.04 (1.87) (1.83) (0.28) — (0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 10.74 0.22 (0.99) (0.77) (0.14) (0.08) (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 11.88 0.21
17
(0.33) (0.12) (0.20) (0.82) (1.02)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.35 0.18 1.77 1.95 (0.28) (0.14) (0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 9.77 0.19 0.68 0.87 (0.17) (0.12) (0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 11.15 0.17 (0.70) (0.53) (0.30) (0.55) (0.85)
AQR INTERNATIONAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 10.16 0.07 (1.95) (1.88) (0.31) — (0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 11.20 0.26 (1.04) (0.78) (0.18) (0.08) (0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2018 $ 12.39 0.24
17
(0.35) (0.11) (0.26) (0.82) (1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017 $ 10.77 0.27 1.81 2.08 (0.32) (0.14) (0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2016 $ 10.16 0.16 0.77 0.93 (0.20) (0.12) (0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015 $ 11.56 0.18 (0.68) (0.50) (0.35) (0.55) (0.90)

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5
$ 7.44 (19.49)% $ 120,308 0.91% 0.86% 0.85% 1.05% 42%
$ 9.50 (6.86)% $ 191,080 0.88% 0.84% 0.84% 2.43% 91%
$ 10.49 (1.24)% $ 391,509 0.88% 0.86% 0.86% 1.97%
17
87%
$ 11.66 19.96% $ 346,078 0.98% 0.91%
12
0.91%
12
1.89%
13
83%
$ 10.17 9.34% $ 370,530 0.97% 0.95% 0.95% 2.14% 62%
$ 9.61 (4.79)% $ 320,807 0.92% 0.92% 0.92% 1.98% 84%
$ 7.64 (19.61)% $ 5,929 1.15% 1.11% 1.10% 0.89% 42%
$ 9.75 (7.03)% $ 7,951 1.05% 1.01% 1.01% 2.20% 91%
$ 10.74 (1.41)% $ 13,090 1.10% 1.09% 1.09% 1.85%
17
87%
$ 11.88 19.68% $ 14,873 1.24% 1.16%
12
1.16%
12
1.71%
13
83%
$ 10.35 9.04% $ 37,297 1.20% 1.18% 1.18% 1.89% 62%
$ 9.77 (4.99)% $ 36,174 1.21% 1.21% 1.21% 1.61% 84%
$ 7.97 (19.40)% $ 33,372 0.81% 0.76% 0.75% 1.28% 42%
$ 10.16 (6.80)% $ 39,853 0.80% 0.76% 0.76% 2.56% 91%
$ 11.20 (1.23)% $ 44,742 0.79% 0.77% 0.77% 2.04%
17
87%
$ 12.39 20.20% $ 44,105 0.85% 0.81%
12
0.81%
12
2.39%
13
83%
$ 10.77 9.40% $ 14,387 0.77% 0.77% 0.77% 1.57% 62%
$ 10.16 (4.59)% $ 32,648 0.75% 0.75% 0.75% 1.61% 84%

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Large Cap Multi-Style Fund – Class I .......................................
$0.19
1.18%
AQR Large Cap Multi-Style Fund – Class N .......................................
0.15
0.90
AQR Large Cap Multi-Style Fund – Class R6 ......................................
0.21
1.27
AQR Small Cap Multi-Style Fund – Class I .......................................
0.09
0.77
AQR Small Cap Multi-Style Fund – Class N .......................................
0.06
0.51
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.11
0.87
AQR Emerging Multi-Style Fund – Class I ........................................
0.21
2.22
AQR Emerging Multi-Style Fund – Class N .......................................
0.16
1.69
AQR Emerging Multi-Style Fund – Class R6 ......................................
0.19
2.01
AQR TM Large Cap Multi-Style Fund – Class I ....................................
0.14
1.09
AQR TM Large Cap Multi-Style Fund – Class N ....................................
0.11
0.86
AQR TM Large Cap Multi-Style Fund – Class R6 ...................................
0.15
1.19
AQR TM Small Cap Multi-Style Fund – Class I .....................................
0.07
0.69
AQR TM Small Cap Multi-Style Fund – Class N ....................................
0.04
0.44
AQR TM Small Cap Multi-Style Fund – Class R6 ...................................
0.08
0.79
AQR TM Emerging Multi-Style Fund – Class I .....................................
0.23
2.28
AQR TM Emerging Multi-Style Fund – Class N ....................................
0.14
1.41
AQR TM Emerging Multi-Style Fund – Class R6 ...................................
0.21
2.09
AQR Large Cap Momentum Style Fund – Class I ..................................
0.23
1.09
AQR Large Cap Momentum Style Fund – Class N ..................................
0.18
0.85
AQR Large Cap Momentum Style Fund – Class R6 .................................
0.26
1.21
AQR Small Cap Momentum Style Fund – Class I ...................................
0.07
0.34
AQR Small Cap Momentum Style Fund – Class N ..................................
0.03
0.16
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.11
0.55
AQR TM Small Cap Momentum Style Fund – Class I ................................
0.06
0.35
AQR TM Small Cap Momentum Style Fund – Class N ...............................
0.01
0.09
AQR TM Small Cap Momentum Style Fund – Class R6 ..............................
0.09
0.49
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
5
Portfolio turnover is not annualized.
6
Effective April 1, 2015 Class L shares were renamed Class I Shares.
7
For the period ended September 30, 2019 certain Funds received special dividends which materially impacted the Net Investment Income Per
Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
8
Amount is less than $.005 per share.

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund – Class I .......................................
$0.10
0.63%
AQR Small Cap Multi-Style Fund – Class N .......................................
0.06
0.37
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.11
0.73
AQR Small Cap Momentum Style Fund – Class I ...................................
0.08
0.35
AQR Small Cap Momentum Style Fund – Class N ..................................
0.03
0.13
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.10
0.43
AQR International Defensive Style Fund – Class I ..................................
0.28
2.24
AQR International Defensive Style Fund – Class N .................................
0.26
2.02
AQR International Defensive Style Fund – Class R6 ................................
0.29
2.38
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR Small Cap Multi-Style Fund – Class I .......................................
$0.10
0.76%
AQR Small Cap Multi-Style Fund – Class N .......................................
0.07
0.53
AQR Small Cap Multi-Style Fund – Class R6 ......................................
0.13
1.05
AQR International Multi-Style Fund – Class I ......................................
0.25
2.28
AQR International Multi-Style Fund – Class N .....................................
0.22
2.02
AQR International Multi-Style Fund – Class R6 ....................................
0.28
2.53
AQR Small Cap Momentum Style Fund – Class I ...................................
0.13
0.58
AQR Small Cap Momentum Style Fund – Class N ..................................
0.07
0.32
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.11
0.51
AQR TM Small Cap Momentum Style Fund – Class I ................................
0.09
0.57
AQR TM Small Cap Momentum Style Fund – Class N ...............................
0.05
0.34
AQR TM Small Cap Momentum Style Fund – Class R6 ..............................
0.10
0.66
AQR Global Equity Fund – Class I ..............................................
0.10
1.26
AQR Global Equity Fund – Class N .............................................
0.08
0.95
AQR Global Equity Fund – Class R6 ............................................
0.12
1.46
9
For the period ended September 30, 2017 certain Funds received special dividends which materially impacted the Net Investment Income Per
Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
10
For the period ended September 30, 2015 certain Funds received special dividends which materially impacted the Net Investment Income Per
Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
11
The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.
12
Excludes impact of IRS closing agreement tax expense.
13
Includes impact of IRS closing agreement reimbursement.
14
Certain expenses incurred by the Fund were not annualized for the period.
15
Commencement of operations.

Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR TM Small Cap Multi-Style Fund – Class I .....................................
$0.11
1.14%
AQR TM Small Cap Multi-Style Fund – Class N ....................................
0.09
0.92
AQR TM Small Cap Multi-Style Fund – Class R6 ...................................
0.11
1.13
AQR TM Large Cap Momentum Style Fund – Class I ................................
0.21
1.27
AQR TM Large Cap Momentum Style Fund – Class N ...............................
0.18
1.10
AQR TM Large Cap Momentum Style Fund – Class R6 ..............................
0.22
1.36
FUND
NET INVESTMENT
INCOME PER SHARE
NET INVESTMENT
INCOME RATIO
AQR TM Emerging Multi-Style Fund – Class I .....................................
$0.22
1.90%
AQR TM Emerging Multi-Style Fund – Class N ....................................
0.18
1.52
AQR TM Emerging Multi-Style Fund – Class R6 ...................................
0.23
1.96
AQR Small Cap Momentum Style Fund – Class I ...................................
0.03
0.12
AQR Small Cap Momentum Style Fund – Class N ..................................
(0.02)
(0.11)
AQR Small Cap Momentum Style Fund – Class R6 .................................
0.06
0.22
AQR International Defensive Style Fund – Class I ..................................
0.28
2.14
AQR International Defensive Style Fund – Class N .................................
0.22
1.57
AQR International Defensive Style Fund – Class R6 ................................
0.30
2.27
AQR International Equity Fund – Class I .........................................
0.21
1.86
AQR International Equity Fund – Class N ........................................
0.20
1.74
AQR International Equity Fund – Class R6 .......................................
0.23
1.93
16
For the period ended September 30, 2016 certain Funds received special dividends which materially impacted the Net Investment Income Per
Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:
17
For the period ended September 30, 2018 certain Funds received special dividends which materially impacted the Net Investment Income Per
Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2020, the Trust consists of thirty-five active series, nineteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund,
AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR
TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund,
AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap
Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund,
AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.
The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging
Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR
Global Equity Fund and AQR International Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive
Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR
TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR
TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation. Each Fund offers Class I, Class N and Class R6 shares.
Significant Accounting Policies
Basis of Preparation: The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.
Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. Foreign denominated assets and liabilities are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Funds do not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-
date dividend notification. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. Income recognized, if any, for EU reclaims is reflected as dividend income in the Statements of Operations. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each
Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.
The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.
Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.
The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The
Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Funds' open tax years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months.
The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of March 31,
2020, the Funds had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.
Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’
maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds.
However, based on experience, the Funds expect the risk of loss to be remote.
Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities.
Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the
LPCI Fund. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI
Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.
Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation)
on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments.
Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a
Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.
Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation
(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the
Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash or securities issued by the U.S. Treasury valued at 102% to 105% of the market value of the securities on loan. The
Funds may invest cash collateral in money market funds as indicated on the Schedule of Investments. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income, net on the Statements of Operations represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets
and Liabilities.
Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. At period end, Funds with investments securities on loan disclose the balance of such securities on loan in the footnotes to the Schedule of Investments. The fair value of the Funds' investment securities on loan and a related liability for collateral received on securities loaned are both presented gross on the Statements of Assets and Liabilities.
Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities.
For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statements of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.
Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statements of Assets and Liabilities.
Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’
investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Equity securities, including rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western
Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary
Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii)
the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Quantitative Information
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 934,957,943 $ – $ – $ 934,957,943
Securities Lending Collateral ....................... 1,605,586 – – 1,605,586
Short-Term Investments ........................... 12,181,266 – – 12,181,266
Total Assets $ 948,744,795 $ – $ – $ 948,744,795
LIABILITIES
Futures Contracts* ............................... $ (202,437) $ – $ – $ (202,437)
Total Liabilities $ (202,437) $ – $ – $ (202,437)
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 229,912,664 $ – $ – $ 229,912,664
Preferred Stocks ................................ 62,775 – – 62,775
Securities Lending Collateral ....................... 7,063,541 – – 7,063,541
Short-Term Investments ........................... 12,355,544 – – 12,355,544
Futures Contracts* ............................... 1,485,528 – – 1,485,528
Total Assets $ 250,880,052 $ – $ – $ 250,880,052
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 14,843,339 $ 175,438,409 $ 142,691 $ 190,424,439
Securities Lending Collateral ....................... 316,614 – – 316,614
Short-Term Investments ........................... 9,300,074 – – 9,300,074
Futures Contracts* ............................... 963,769 – – 963,769
Total Assets $ 25,423,796 $ 175,438,409 $ 142,691 $ 201,004,896
AQR EMERGING MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 43,236,070 $ 116,282,417 $ – $ 159,518,487
Securities Lending Collateral ....................... 64,316 – – 64,316
Futures Contracts* ............................... 81,029 – – 81,029
Total Assets $ 43,381,415 $ 116,282,417 $ – $ 159,663,832
AQR TM LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 223,316,006 $ – $ – $ 223,316,006
Short-Term Investments ........................... 7,278,212 – – 7,278,212
Futures Contracts* ............................... 47,990 – – 47,990
Total Assets $ 230,642,208 $ – $ – $ 230,642,208
AQR TM SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 15,477,229 $ – $ – $ 15,477,229
Preferred Stocks ................................ 2,417 – – 2,417
Securities Lending Collateral ....................... 563,267 – – 563,267
Short-Term Investments ........................... 388,861 – – 388,861
Futures Contracts* ............................... 29,198 – – 29,198
Total Assets $ 16,460,972 $ – $ – $ 16,460,972

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
AQR TM INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 12,488,711 $ 151,234,545 $ 44,136 $ 163,767,392
Securities Lending Collateral ....................... 278,676 – – 278,676
Short-Term Investments ........................... 7,259,943 – – 7,259,943
Futures Contracts* ............................... 396,627 – – 396,627
Total Assets $ 20,423,957 $ 151,234,545 $ 44,136 $ 171,702,638
AQR TM EMERGING MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 70,778,629 $ 206,401,482 $ – $ 277,180,111
Short-Term Investments ........................... 16,860,494 – – 16,860,494
Futures Contracts* ............................... 459,855 – – 459,855
Total Assets $ 88,098,978 $ 206,401,482 $ – $ 294,500,460
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 687,315,285 $ – $ – $ 687,315,285
Securities Lending Collateral ....................... 8,227,724 – – 8,227,724
Short-Term Investments ........................... 11,770,556 – – 11,770,556
Futures Contracts* ............................... 471,639 – – 471,639
Total Assets $ 707,785,204 $ – $ – $ 707,785,204
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 184,173,196 $ – $ –
(a)
$ 184,173,196
Securities Lending Collateral ....................... 12,936,946 – – 12,936,946
Short-Term Investments ........................... 9,106,369 – – 9,106,369
Futures Contracts* ............................... 764,587 – – 764,587
Total Assets $ 206,981,098 $ – $ –
(a)
$ 206,981,098
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 30,351,596 $ 314,248,933 $ – $ 344,600,529
Securities Lending Collateral ....................... 391,451 – – 391,451
Short-Term Investments ........................... 5,057,277 – – 5,057,277
Futures Contracts* ............................... 787,822 – – 787,822
Total Assets $ 36,588,146 $ 314,248,933 $ – $ 350,837,079
AQR TM LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 197,878,340 $ – $ – $ 197,878,340
Securities Lending Collateral ....................... 1,358,282 – – 1,358,282
Short-Term Investments ........................... 4,119,181 – – 4,119,181
Futures Contracts* ............................... 11,127 – – 11,127
Total Assets $ 203,366,930 $ – $ – $ 203,366,930
AQR TM SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 37,406,449 $ – $ – $ 37,406,449
Securities Lending Collateral ....................... 2,651,378 – – 2,651,378
Short-Term Investments ........................... 252,864 – – 252,864
Futures Contracts* ............................... 5,674 – – 5,674
Total Assets $ 40,316,365 $ – $ – $ 40,316,365

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 3,310,839 $ 78,196,870 $ – $ 81,507,709
Securities Lending Collateral ....................... 7,366 – – 7,366
Short-Term Investments ........................... 1,332,802 – – 1,332,802
Futures Contracts* ............................... 7,781 – – 7,781
Total Assets $ 4,658,788 $ 78,196,870 $ – $ 82,855,658
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 4,748,041,381 $ – $ – $ 4,748,041,381
Securities Lending Collateral ....................... 29,631,331 – – 29,631,331
Short-Term Investments ........................... 46,378,208 – – 46,378,208
Total Assets $ 4,824,050,920 $ – $ – $ 4,824,050,920
LIABILITIES
Futures Contracts* ............................... $ (123,712) $ – $ – $ (123,712)
Total Liabilities $ (123,712) $ – $ – $ (123,712)
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 23,584,098 $ 161,821,104 $ 55,614 $ 185,460,816
Securities Lending Collateral ....................... 182,289 – – 182,289
Short-Term Investments ........................... 9,910,015 – – 9,910,015
Total Assets $ 33,676,402 $ 161,821,104 $ 55,614 $ 195,553,120
LIABILITIES
Futures Contracts* ............................... $ (171) $ – $ – $ (171)
Total Liabilities $ (171) $ – $ – $ (171)
AQR EMERGING DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 7,350,701 $ 53,808,740 $ 1 $ 61,159,442
Corporate Bonds
†
............................... – 64 – 64
Short-Term Investments ........................... 2,654,170 – – 2,654,170
Futures Contracts* ............................... 36,851 – – 36,851
Total Assets $ 10,041,722 $ 53,808,804 $ 1 $ 63,850,527
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 140,902,596 $ 71,888,355 $ 119 $ 212,791,070
Securities Lending Collateral ....................... 102,746 – – 102,746
Short-Term Investments ........................... 27,102,121 – – 27,102,121
Futures Contracts* ............................... 1,512,693 – – 1,512,693
Forward Foreign Currency Exchange Contracts* ........ – 4,378,048 – 4,378,048
Total Return Swaps Contracts* ...................... – 128,835 – 128,835
Total Assets $ 169,620,156 $ 76,395,238 $ 119 $ 246,015,513
LIABILITIES
Forward Foreign Currency Exchange Contracts* ........ $ – $ (4,709,741) $ – $ (4,709,741)
Total Return Swaps Contracts* ...................... – (616,023) – (616,023)
Total Liabilities $ – $ (5,325,764) $ – $ (5,325,764)
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 139,989,543 $ 177 $ 139,989,720
Short-Term Investments ........................... 12,647,882 – – 12,647,882
Futures Contracts* ............................... 2,269,286 – – 2,269,286
Forward Foreign Currency Exchange Contracts* ........ – 3,548,397 – 3,548,397
Total Return Swaps Contracts* ...................... – 317,876 – 317,876
Total Assets $ 14,917,168 $ 143,855,816 $ 177 $ 158,773,161

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The following table includes a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for AQR
International Multi-Style Fund that held Level 3 securities that were considered quantitatively significant:
At March 31, 2020, the value of Level 3 securities that are valued by pricing vendors or brokers for the AQR International Multi-Style Fund was $142,691.
The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events. There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR TM International Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR International Defensive Style Fund, AQR
Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Futures Contracts* ............................... $ (192,254) $ – $ – $ (192,254)
Forward Foreign Currency Exchange Contracts* ........ – (4,580,954) – (4,580,954)
Total Return Swaps Contracts* ...................... – (382,026) – (382,026)
Total Liabilities $ (192,254) $ (4,962,980) $ – $ (5,155,234)
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.
AQR INTERNATIONAL MULTI-STYLE FUND
COMMON
STOCKS
Balance as of September 30, 2019 ........................................................................... $ –
Accrued discounts/(premiums) ............................................................................... –
Realized gain/(loss) ....................................................................................... –
Change in unrealized appreciation/(depreciation) .................................................................. (792,078)
Purchases
1
.............................................................................................. –
Sales
2
.................................................................................................. –
Transfers into Level 3 ...................................................................................... 934,769
Transfers out of Level 3 ..................................................................................... –
Balance as of March 31, 2020 ............................................................................... $ 142,691
Change in Unrealized appreciation/(depreciation) for the securities still held at March 31, 2020 .......................... $ (792,078)
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Federal Income Tax Matters
At March 31, 2020, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals. The
Funds’ tax basis capital gains and losses are determined only at the end of the year.
As of September 30, 2019, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Large Cap Multi-Style Fund ........................... $ 918,218,331 $ 177,572,802 $ (147,248,775) $ 30,324,027
AQR Small Cap Multi-Style Fund ............................ 286,851,689 22,814,182 (58,785,819) (35,971,637)
AQR International Multi-Style Fund .......................... 221,152,497 17,899,513 (38,047,114) (20,147,601)
AQR Emerging Multi-Style Fund ............................ 162,538,396 29,315,899 (32,190,463) (2,874,564)
AQR TM Large Cap Multi-Style Fund ......................... 214,445,414 39,208,578 (23,011,784) 16,196,794
AQR TM Small Cap Multi-Style Fund ......................... 19,103,188 1,683,459 (4,325,675) (2,642,216)
AQR TM International Multi-Style F und ....................... 182,705,321 14,764,093 (25,766,776) (11,002,683)
AQR TM Emerging Multi-Style Fund ......................... 296,492,995 48,014,767 (50,007,302) (1,992,535)
AQR Large Cap Momentum Style Fund ....................... 632,166,981 135,253,926 (59,635,703) 75,618,223
AQR Small Cap Momentum Style Fund ....................... 219,280,880 26,930,657 (39,230,439) (12,299,782)
AQR International Momentum Style Fund ..................... 348,743,583 38,848,557 (36,755,061) 2,093,496
AQR TM Large Cap Momentum Style Fund .................... 153,480,199 58,763,078 (8,876,347) 49,886,731
AQR TM Small Cap Momentum Style Fund .................... 40,879,356 6,907,713 (7,470,704) (562,991)
AQR TM International Momentum Style Fund .................. 80,593,101 11,696,148 (9,433,591) 2,262,557
AQR Large Cap Defensive Style Fund ........................ 4,901,953,744 403,065,967 (481,092,503) (78,026,536)
AQR International Defensive Style Fund ...................... 203,971,374 20,694,852 (29,113,277) (8,418,425)
AQR Emerging Defensive Style Fund ........................ 70,293,295 6,468,103 (12,910,871) (6,442,768)
AQR Global Equity Fund .................................. 256,859,715 29,791,135 (45,961,101) (16,169,966)
AQR International Equity Fund ............................. 175,665,075 16,420,766 (38,467,914) (22,047,148)
FUND SHORT-TERM LONG TERM
AQR International Multi-Style Fund ................................................. $ 17,084,330 $ 101,330
AQR Emerging Multi-Style Fund ................................................... 29,482,558 —
AQR TM Small Cap Multi-Style Fund ................................................ 610,359 —
AQR TM International Multi-Style Fund .............................................. 6,030,672 —
AQR TM Emerging Multi-Style Fund ................................................ 12,426,896 —
AQR International Momentum Style Fund ............................................ 12,875,747 —
AQR TM International Momentum Style Fund ......................................... 13,550,897 —
AQR Large Cap Defensive Style Fund ............................................... 2,909,208 —
AQR International Defensive Style Fund ............................................. 126,821 579,938
AQR Emerging Defensive Style Fund ............................................... 5,552,414 6,241,297
AQR Global Equity Fund ......................................................... 7,287,642 —

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Investment Transactions
During the period ended March 31, 2020, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
Derivative Instruments and Activities
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.
FUND PURCHASES SALES
AQR Large Cap Multi-Style Fund .......................................................... $ 300,387,815 $ 606,835,746
AQR Small Cap Multi-Style Fund ........................................................... 127,804,002 318,655,564
AQR International Multi-Style Fund ......................................................... 67,970,899 99,903,732
AQR Emerging Multi-Style Fund ........................................................... 67,471,465 93,920,417
AQR TM Large Cap Multi-Style Fund ........................................................ 84,824,466 117,930,258
AQR TM Small Cap Multi-Style Fund ........................................................ 6,212,953 8,061,184
AQR TM International Multi-Style Fund ...................................................... 76,287,842 63,879,665
AQR TM Emerging Multi-Style Fund ........................................................ 113,829,064 110,609,896
AQR Large Cap Momentum Style Fund ...................................................... 325,677,882 452,317,820
AQR Small Cap Momentum Style Fund ...................................................... 79,854,794 103,079,310
AQR International Momentum Style Fund .................................................... 129,209,880 152,879,163
AQR TM Large Cap Momentum Style Fund ................................................... 79,631,771 75,612,374
AQR TM Small Cap Momentum Style Fund ................................................... 10,383,391 15,315,748
AQR TM International Momentum Style Fund ................................................. 19,520,109 28,819,409
AQR Large Cap Defensive Style Fund ....................................................... 1,357,708,622 463,319,569
AQR International Defensive Style Fund ..................................................... 25,673,817 41,435,616
AQR Emerging Defensive Style Fund ....................................................... 10,189,354 14,155,854
AQR Global Equity Fund ................................................................. 120,741,654 127,796,832
AQR International Equity Fund ............................................................ 82,001,934 124,234,625

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the
Statements of Assets and Liabilities at March 31, 2020.
ASSETS LIABILITIES
FUND
UNREALIZED
APPRECIATION
ON
FUTURES
CONTRACTS
*
SWAPS
AT VALUE
UNREALIZED
APPRECIATION
ON FORWARD
CURRENCY
EXCHANGE
CONTRACTS
UNREALIZED
DEPRECIATION
ON
FUTURES
CONTRACTS
*
SWAPS
AT VALUE
UNREALIZED
DEPRECIATION
ON FORWARD
CURRENCY
EXCHANGE
CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund .......... $ – $ – $ – $ 202,437 $ – $ –
AQR Small Cap Multi-Style Fund ........... 1,485,528 – – – – –
AQR International Multi-Style Fund ......... 963,769 – – – – –
AQR Emerging Multi-Style Fund ........... 81,029 – – – – –
AQR TM Large Cap Multi-Style Fund ........ 47,990 – – – – –
AQR TM Small Cap Multi-Style Fund ........ 29,198 – – – – –
AQR TM International Multi-Style Fund ...... 396,627 – – – – –
AQR TM Emerging Multi-Style Fund ........ 459,855 – – – – –
AQR Large Cap Momentum Style Fund ...... 471,639 – – – – –
AQR Small Cap Momentum Style Fund ...... 764,587 – – – – –
AQR International Momentum Style Fund .... 787,822 – – – – –
AQR TM Large Cap Momentum Style Fund ... 11,127 – – – – –
AQR TM Small Cap Momentum Style Fund ... 5,674 – – – – –
AQR TM International Momentum Style Fund . 7,781 – – – – –
AQR Large Cap Defensive Style Fund ....... – – – 123,712 – –
AQR International Defensive Style Fund ..... – – – 171 – –
AQR Emerging Defensive Style Fund ....... 36,851 – – – – –
AQR Global Equity Fund ................. 1,512,693 128,835 – – 616,023 –
AQR International Equity Fund ............ 2,269,286 317,876 – 192,254 382,026 –
Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund ................. – – 4,378,048 – – 4,709,741
AQR International Equity Fund ............ – – 3,548,397 – – 4,580,954
Net Fair Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund .......... – – – 202,437 – –
AQR Small Cap Multi-Style Fund ........... 1,485,528 – – – – –
AQR International Multi-Style Fund ......... 963,769 – – – – –
AQR Emerging Multi-Style Fund ........... 81,029 – – – – –
AQR TM Large Cap Multi-Style Fund ........ 47,990 – – – – –
AQR TM Small Cap Multi-Style Fund ........ 29,198 – – – – –
AQR TM International Multi-Style Fund ...... 396,627 – – – – –
AQR TM Emerging Multi-Style Fund ........ 459,855 – – – – –
AQR Large Cap Momentum Style Fund ...... 471,639 – – – – –
AQR Small Cap Momentum Style Fund ...... 764,587 – – – – –
AQR International Momentum Style Fund .... 787,822 – – – – –
AQR TM Large Cap Momentum Style Fund ... 11,127 – – – – –
AQR TM Small Cap Momentum Style Fund ... 5,674 – – – – –
AQR TM International Momentum Style Fund . 7,781 – – – – –
AQR Large Cap Defensive Style Fund ....... – – – 123,712 – –
AQR International Defensive Style Fund ..... – – – 171 – –
AQR Emerging Defensive Style Fund ....... 36,851 – – – – –
AQR Global Equity Fund ................. 1,512,693 – – – 487,188 331,693
AQR International Equity Fund ............ 2,077,032 – – – 64,150 1,032,557
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended March 31, 2020:
The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of March 31, 2020:
AQR Global Equity Fund
REALIZED GAIN (LOSS) ON
DERIVATIVES RECOGNIZED
AS A RESULT
FROM OPERATIONS
NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) ON
DERIVATIVES RECOGNIZED
AS A  RESULT FROM OPERATIONS
FUND
FUTURES
CONTRACTS
SWAPS
CONTRACTS
FORWARD
CURRENCY
EXCHANGE
CONTRACTS
FUTURES
CONTRACTS
SWAPS
CONTRACTS
FORWARD
CURRENCY
EXCHANGE
CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund ............... $ (8,305,241) $ – $ – $ (100,079) $ – $ –
AQR Small Cap Multi-Style Fund ................ (15,529,779) – – 1,662,758 – –
AQR International Multi-Style Fund .............. (2,398,678) – – 1,009,698 – –
AQR Emerging Multi-Style Fund ................ (2,109,259) – – 248,626 – –
AQR TM Large Cap Multi-Style Fund ............. (2,795,480) – – 119,809 – –
AQR TM Small Cap Multi-Style Fund ............. (220,777) – – 46,814 – –
AQR TM International Multi-Style Fund ........... (2,537,846) – – 415,377 – –
AQR TM Emerging Multi-Style Fund ............. (2,813,588) – – 676,363 – –
AQR Large Cap Momentum Style Fund ........... (5,065,598) – – 636,377 – –
AQR Small Cap Momentum Style Fund ........... (3,228,974) – – 905,683 – –
AQR International Momentum Style Fund ......... (2,375,913) – – 826,114 – –
AQR TM Large Cap Momentum Style Fund ........ (2,080,776) – – 58,911 – –
AQR TM Small Cap Momentum Style Fund ........ (681,192) – – 46,124 – –
AQR TM International Momentum Style Fund ...... (1,453,836) – – 21,856 – –
AQR Large Cap Defensive Style Fund ............ (20,293,486) – – 740,877 – –
AQR International Defensive Style Fund .......... (426,014) – – 15,026 – –
AQR Emerging Defensive Style Fund ............ (516,063) – – 89,700 – –
AQR Global Equity Fund ...................... (9,686,718) 2,407,143 – 994,311 (633,393) –
AQR International Equity Fund ................. (8,611,855) 2,116,657 – 1,646,206 (24,026) –
Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund ...................... – – 463,049 – – (1,130,880)
AQR International Equity Fund ................. – – 38,147 – – (1,668,127)
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 2,189,060 $ (2,189,060) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,188,988 (2,188,988) –
JPMC .......... Total Return Swap
Contracts 128,835 (128,835) –
Total JPMC 2,317,823 (2,317,823) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,506,883 (4,506,883) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
AQR Global Equity Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 2,466,330.
AQR International Equity Fund
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 2,354,819 $ (2,189,060) $ 165,759 $ – $ – $ 165,759
CITI ........... Total Return Swap
Contracts 260,038 – 260,038 – (260,038) –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,354,922 (2,188,988) 165,934
JPMC .......... Total Return Swap
Contracts 355,985 (128,835) 227,150
Total JPMC 2,710,907 (2,317,823) 393,084 – (393,084) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 5,325,764 (4,506,883) 818,881 – (653,122) 165,759
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 1,774,239 $ (1,774,239) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,774,158 (1,774,158) –
JPMC .......... Total Return Swap
Contracts 317,876 (317,876) –
Total JPMC 2,092,034 (2,092,034) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 3,866,273 (3,866,273) – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
AQR International Equity Fund (continued)
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,154,180.
For the period ended March 31, 2020, the quarterly average notional values of the derivatives held by the Funds were as follows:
Derivatives Volume Disclosure*
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED)
(a)
NET
AMOUNT
CITG .......... Forward Foreign
Currency Exchange
Contracts $ 2,290,427 $ (1,774,239) $ 516,188 $ – $ (516,188) $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 2,290,527 (1,774,158) 516,369
JPMC .......... Total Return Swap
Contracts 382,026 (317,876) 64,150
Total JPMC 2,672,553 (2,092,034) 580,519 – (580,519) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 4,962,980 (3,866,273) 1,096,707 – (1,096,707) –
*
AQR LARGE
CAP MULTI-
STYLE FUND
AQR SMALL
CAP MULTI-
STYLE FUND
AQR
INTERNATIONAL
MULTI-STYLE
FUND
AQR EMERGING
MULTI-STYLE
FUND
AQR TM LARGE
CAP MULTI-
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 16,758,853 $ 5,452,763 $ 9,290,860 $ 6,597,382 $ 8,202,360
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 4,625,460 11,016,960 10,759,170 4,214,500 6,038,795
Ending Notional Balance - Short – – – – –
*
AQR TM SMALL
CAP MULTI-
STYLE FUND
AQR TM
INTERNATIONAL
MULTI-STYLE
FUND
AQR TM
EMERGING
MULTI-STYLE
FUND
AQR
LARGE CAP
MOMENTUM
STYLE FUND
AQR
SMALL CAP
MOMENTUM
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 275,977 $ 7,758,030 $ 8,418,268 $ 20,353,212 $ 7,878,347
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 286,900 9,199,870 13,907,850 6,167,280 9,123,420
Ending Notional Balance - Short – – – – –

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to each of the Funds, pursuant to the Third Amended and Restated Investment Management Agreement,
dated January 29, 2017, as amended (the “Investment Management Agreement”), or the Investment Management Agreement II, dated November 13,
2015, as amended (“Investment Management Agreement II”), each entered into by the Trust, on behalf of the Funds (the Investment Management
Agreement and Investment Management Agreement II collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the
Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each
Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.
*
AQR
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR TM
LARGE CAP
MOMENTUM
STYLE FUND
AQR TM
SMALL CAP
MOMENTUM
STYLE FUND
AQR TM
INTERNATIONAL
MOMENTUM
STYLE FUND
AQR LARGE
CAP DEFENSIVE
STYLE FUND
Futures Contracts:
Average Notional Balance - Long $ 7,124,133 $ 5,857,927 $ 1,681,403 $ 3,996,360 $ 116,499,027
Average Notional Balance - Short – – – – –
Ending Notional Balance - Long 6,159,235 2,569,700 1,721,400 3,040,635 2,826,670
Ending Notional Balance - Short – – – – –
*
AQR
INTERNATIONAL
DEFENSIVE
STYLE FUND
AQR EMERGING
DEFENSIVE
STYLE FUND
AQR GLOBAL
EQUITY FUND
AQR
INTERNATIONAL
EQUITY FUND
Futures Contracts:
Average Notional Balance - Long $ 2,666,328 $ 1,981,463 $ 51,512,259 $ 48,428,949
Average Notional Balance - Short – – 27,791,671 20,976,022
Ending Notional Balance - Long 389,825 2,655,135 27,567,880 24,817,276
Ending Notional Balance - Short – – 178,183 3,431,754
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased – – 109,843,889 129,250,657
Average Settlement Value - Sold – – 101,765,810 108,569,055
Ending Value - Purchased – – 145,064,518 156,200,321
Ending Value - Sold – – 135,527,531 136,751,307
Total Return Swaps:
Average Notional Balance - Long – – 10,366,719 7,047,722
Average Notional Balance - Short – – 5,436,038 13,813,331
Ending Notional Balance - Long – – 5,916,938 2,094,552
Ending Notional Balance - Short – – 3,813,378 5,103,258
*
Notional values as of each quarter end are used to calculate the average represented.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Pursuant to the Investment Management Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2021 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse each Fund in an amount sufficient to limit Fund operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
FUND RATIO
AQR Large Cap Multi-Style Fund ......................................................................... 0.30%
AQR Small Cap Multi-Style Fund .......................................................................... 0.50
AQR International Multi-Style Fund ........................................................................ 0.45
AQR Emerging Multi-Style Fund .......................................................................... 0.60
AQR TM Large Cap Multi-Style Fund ....................................................................... 0.30
AQR TM Small Cap Multi-Style Fund ....................................................................... 0.50
AQR TM International Multi-Style Fund ..................................................................... 0.45
AQR TM Emerging Multi-Style Fund ....................................................................... 0.60
AQR Large Cap Momentum Style Fund ..................................................................... 0.25
AQR Small Cap Momentum Style Fund ..................................................................... 0.45
AQR International Momentum Style Fund ................................................................... 0.40
AQR TM Large Cap Momentum Style Fund .................................................................. 0.25
AQR TM Small Cap Momentum Style Fund .................................................................. 0.45
AQR TM International Momentum Style Fund ................................................................ 0.40
AQR Large Cap Defensive Style Fund ...................................................................... 0.25
AQR International Defensive Style Fund .................................................................... 0.40
AQR Emerging Defensive Style Fund ...................................................................... 0.55
AQR Global Equity Fund ................................................................................ 0.60
AQR International Equity Fund ........................................................................... 0.65
FUND CLASS I CLASS N CLASS R6
AQR Large Cap Multi-Style Fund ..................................................... 0.15% 0.15% 0.05%
AQR Small Cap Multi-Style Fund ...................................................... 0.15 0.15 0.05
AQR International Multi-Style Fund .................................................... 0.15 0.15 0.05
AQR Emerging Multi-Style Fund ...................................................... 0.15 0.15 0.05
AQR TM Large Cap Multi-Style Fund ................................................... 0.15 0.15 0.05
AQR TM Small Cap Multi-Style Fund ................................................... 0.15 0.15 0.05
AQR TM International Multi-Style Fund ................................................. 0.15 0.15 0.05
AQR TM Emerging Multi-Style Fund ................................................... 0.15 0.15 0.05
AQR Large Cap Momentum Style Fund ................................................. 0.15 0.15 0.05
AQR Small Cap Momentum Style Fund ................................................. 0.15 0.15 0.05
AQR International Momentum Style Fund ............................................... 0.15 0.15 0.05
AQR TM Large Cap Momentum Style Fund .............................................. 0.15 0.15 0.05
AQR TM Small Cap Momentum Style Fund .............................................. 0.15 0.15 0.05
AQR TM International Momentum Style Fund ............................................ 0.15 0.15 0.05
AQR Large Cap Defensive Style Fund .................................................. 0.15 0.15 0.05
AQR International Defensive Style Fund ................................................ 0.15 0.15 0.05
AQR Emerging Defensive Style Fund .................................................. 0.15 0.15 0.05
AQR Global Equity Fund ............................................................ 0.20 0.20 0.10
AQR International Equity Fund ....................................................... 0.20 0.20 0.10

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
For the period ended March 31, 2020, the Funds’ Adviser reimbursed expenses for each of the Funds as follows:
The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable
Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
For the period ended March 31, 2020, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at March 31, 2020 are as follows:
FUND
EXPENSE
REIMBURSEMENTS TOTAL
AQR Large Cap Multi-Style Fund ....................................................... $ 63,950 $ 63,950
AQR Small Cap Multi-Style Fund ........................................................ 84,721 84,721
AQR International Multi-Style Fund ...................................................... 89,976 89,976
AQR Emerging Multi-Style Fund ........................................................ 147,273 147,273
AQR TM Large Cap Multi-Style Fund ..................................................... 63,518 63,518
AQR TM Small Cap Multi-Style Fund ..................................................... 68,797 68,797
AQR TM International Multi-Style Fund ................................................... 82,766 82,766
AQR TM Emerging Multi-Style Fund ..................................................... 164,005 164,005
AQR Large Cap Momentum Style Fund ................................................... 74,700 74,700
AQR Small Cap Momentum Style Fund ................................................... 76,795 76,795
AQR International Momentum Style Fund ................................................. 104,039 104,039
AQR TM Large Cap Momentum Style Fund ................................................ 62,254 62,254
AQR TM Small Cap Momentum Style Fund ................................................ 71,385 71,385
AQR TM International Momentum Style Fund .............................................. 79,087 79,087
AQR Large Cap Defensive Style Fund .................................................... 212,203 212,203
AQR International Defensive Style Fund .................................................. 91,167 91,167
AQR Emerging Defensive Style Fund .................................................... 103,315 103,315
AQR Global Equity Fund .............................................................. 13,280 13,280
AQR International Equity Fund ......................................................... 54,904 54,904
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING MARCH 31 ,
MARCH 31, 2020 MARCH 31, 2020 20 20 20 21 20 22 20 23
AQR LARGE CAP MULTI-STYLE FUND
Class I ................ $ 15,397 $ 49,869 $ 18,118 $ – $ 16,354 $ 15,397
Class N ................ 1,384 6,445 2,658 – 2,403 1,384
Class R6 ............... 47,169 138,870 51,243 – 40,458 47,169
Totals $ 63,950 $ 195,184 $ 72,019 $ – $ 59,215 $ 63,950
AQR SMALL CAP MULTI-STYLE FUND
Class I ................ $ 7,512 $ 37,332 $ 10,647 $ 9,186 $ 9,987 $ 7,512
Class N ................ 1,151 5,840 1,840 1,176 1,673 1,151
Class R6 ............... 76,058 440,255 138,796 104,259 121,142 76,058
Totals $ 84,721 $ 483,427 $ 151,283 $ 114,621 $ 132,802 $ 84,721
AQR INTERNATIONAL MULTI-STYLE FUND
Class I ................ $ 15,983 $ 114,437 $ 18,386 $ 31,932 $ 48,136 $ 15,983
Class N ................ 1,483 10,518 2,149 3,032 3,854 1,483
Class R6 ............... 72,510 495,628 93,428 152,629 177,061 72,510
Totals $ 89,976 $ 620,583 $ 113,963 $ 187,593 $ 229,051 $ 89,976
AQR EMERGING MULTI-STYLE FUND
Class I ................ $ 30,871 $ 210,449 $ 60,768 $ 69,909 $ 48,901 $ 30,871
Class N ................ 2,698 20,441 4,819 7,960 4,964 2,698
Class R6 ............... 113,704 812,761 146,892 323,494 228,671 113,704
Totals $ 147,273 $ 1,043,651 $ 212,479 $ 401,363 $ 282,536 $ 147,273

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING MARCH 31,
MARCH 31, 2020 MARCH 31, 2020 2020 2021 2022 2023
AQR TM LARGE CAP MULTI-STYLE FUND
Class I ................ $ 18,832 $ 105,492 $ 19,182 $ 25,615 $ 41,863 $ 18,832
Class N ................ 262 2,355 661 798 634 262
Class R6 ............... 44,424 255,731 48,250 62,657 100,400 44,424
Totals $ 63,518 $ 363,578 $ 68,093 $ 89,070 $ 142,897 $ 63,518
AQR TM SMALL CAP MULTI-STYLE FUND
Class I ................ $ 52,115 $ 322,574 $ 52,104 $ 98,415 $ 119,940 $ 52,115
Class N ................ 10,130 74,996 14,356 25,482 25,028 10,130
Class R6 ............... 6,552 36,872 5,857 10,046 14,417 6,552
Totals $ 68,797 $ 434,442 $ 72,317 $ 133,943 $ 159,385 $ 68,797
AQR TM INTERNATIONAL MULTI-STYLE FUND
Class I ................ $ 12,969 $ 79,682 $ 12,647 $ 23,942 $ 30,124 $ 12,969
Class N ................ 499 4,811 1,026 1,830 1,456 499
Class R6 ............... 69,298 452,208 75,038 137,643 170,229 69,298
Totals $ 82,766 $ 536,701 $ 88,711 $ 163,415 $ 201,809 $ 82,766
AQR TM EMERGING MULTI-STYLE FUND
Class I ................ $ 17,596 $ 72,191 $ 8,664 $ 20,043 $ 25,888 $ 17,596
Class N ................ 310 5,034 1,347 2,392 985 310
Class R6 ............... 146,099 962,438 173,578 363,261 279,500 146,099
Totals $ 164,005 $ 1,039,663 $ 183,589 $ 385,696 $ 306,373 $ 164,005
AQR LARGE CAP MOMENTUM STYLE FUND
Class I ................ $ 53,561 $ 155,871 $ 20,411 $ 6,875 $ 75,024 $ 53,561
Class N ................ 5,113 13,523 1,395 472 6,543 5,113
Class R6 ............... 16,026 29,347 1,563 525 11,233 16,026
Totals $ 74,700 $ 198,741 $ 23,369 $ 7,872 $ 92,800 $ 74,700
AQR SMALL CAP MOMENTUM STYLE FUND
Class I ................ $ 58,643 $ 357,551 $ 62,872 $ 91,579 $ 144,457 $ 58,643
Class N ................ 1,381 4,053 294 392 1,986 1,381
Class R6 ............... 16,771 34,633 1,965 3,485 12,412 16,771
Totals $ 76,795 $ 396,237 $ 65,131 $ 95,456 $ 158,855 $ 76,795
AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I ................ $ 64,262 $ 483,001 $ 87,499 $ 157,165 $ 174,075 $ 64,262
Class N ................ 8,733 55,141 9,067 17,204 20,137 8,733
Class R6 ............... 31,044 107,485 11,882 24,162 40,397 31,044
Totals $ 104,039 $ 645,627 $ 108,448 $ 198,531 $ 234,609 $ 104,039
AQR TM LARGE CAP MOMENTUM STYLE FUND
Class I ................ $ 32,512 $ 180,836 $ 27,776 $ 50,023 $ 70,525 $ 32,512
Class N ................ 1,541 13,334 756 5,496 5,541 1,541
Class R6 ............... 28,201 166,572 28,089 46,782 63,500 28,201
Totals $ 62,254 $ 360,742 $ 56,621 $ 102,301 $ 139,566 $ 62,254
AQR TM SMALL CAP MOMENTUM STYLE FUND
Class I ................ $ 67,136 $ 402,950 $ 62,304 $ 118,457 $ 155,053 $ 67,136
Class N ................ 3,852 24,604 1,011 9,721 10,020 3,852
Class R6 ............... 397 1,821 273 448 703 397
Totals $ 71,385 $ 429,375 $ 63,588 $ 128,626 $ 165,776 $ 71,385
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Class I ................ $ 36,194 $ 237,845 $ 33,042 $ 77,493 $ 91,116 $ 36,194
Class N ................ 2,184 24,184 1,087 9,544 11,369 2,184
Class R6 ............... 40,709 283,005 43,756 92,981 105,559 40,709
Totals $ 79,087 $ 545,034 $ 77,885 $ 180,018 $ 208,044 $ 79,087
AQR LARGE CAP DEFENSIVE STYLE FUND
Class I ................ $ 140,767 $ 450,127 $ 63,494 $ 19,257 $ 226,609 $ 140,767
Class N ................ 14,715 70,900 21,077 5,241 29,867 14,715
Class R6 ............... 56,721 159,380 15,951 5,065 81,643 56,721
Totals $ 212,203 $ 680,407 $ 100,522 $ 29,563 $ 338,119 $ 212,203

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
During the period ended March 31, 2020, the Funds recouped amounts as follows:
Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.
Principal Risks and Concentrations
The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.
In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-
term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments
(extension risk).
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING MARCH 31,
MARCH 31, 2020 MARCH 31, 2020 2020 2021 2022 2023
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I ................ $ 63,868 $ 422,506 $ 62,327 $ 121,661 $ 174,650 $ 63,868
Class N ................ 3,146 37,937 15,097 14,206 5,488 3,146
Class R6 ............... 24,153 80,839 9,348 18,492 28,846 24,153
Totals $ 91,167 $ 541,282 $ 86,772 $ 154,359 $ 208,984 $ 91,167
AQR EMERGING DEFENSIVE STYLE FUND
Class I ................ $ 94,697 $ 586,780 $ 104,992 $ 188,174 $ 198,917 $ 94,697
Class N ................ 8,415 60,555 7,181 18,391 26,568 8,415
Class R6 ............... 203 1,637 353 559 522 203
Totals $ 103,315 $ 648,972 $ 112,526 $ 207,124 $ 226,007 $ 103,315
AQR GLOBAL EQUITY FUND
Class I ................ $ 5,585 $ 61,010 $ 8,903 $ 26,377 $ 20,145 $ 5,585
Class N ................ 211 1,624 471 435 507 211
Class R6 ............... 7,484 94,918 31,588 35,106 20,740 7,484
Totals $ 13,280 $ 157,552 $ 40,962 $ 61,918 $ 41,392 $ 13,280
AQR INTERNATIONAL EQUITY FUND
Class I ................ $ 42,870 $ 246,307 $ 12,446 $ 74,800 $ 116,191 $ 42,870
Class N ................ 1,657 9,084 858 2,747 3,822 1,657
Class R6 ............... 10,377 38,703 1,202 9,036 18,088 10,377
Totals $ 54,904 $ 294,094 $ 14,506 $ 86,583 $ 138,101 $ 54,904
FUND CLASS I CLASS N CLASS R6
AQR Global Equity Fund .................................................. $ 805 $ 35 $ 1,276

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the
Fund.
Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers.
These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions;
differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.
To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The Funds may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.
In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolios will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the
Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Funds when deemed necessary.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the
Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s
Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the
Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
Please refer to the Funds’ prospectuses for a more complete description of the principal risks of investing in the Funds.
Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending
Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.
The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid, as a result of borrowing under this agreement is included in Interfund lending expense in the Statements of Operations.

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
During the reporting period, average borrowings under the Interfund Lending Program were as follows:
The outstanding balance on the Interfund Lending for the AQR Emerging Multi-Style Fund, AQR TM International Momentum Style Fund and AQR
International Defensive Style Fund was repaid on or before April 3, 2020.
Line of Credit
Effective March 20, 2020 and terminating on March 19, 2021, the Trust renewed a $350,000,000 committed syndicated line of credit (the “Agreement”)
with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The
Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Interest expense paid, as a result of borrowing under this agreement is included in Interest expense in the Statements of Operations.
There were no open borrowings as of March 31, 2020 by any of the Funds in the Trust.
The Funds had the following borrowings during the period:
FUND
AVERAGE
LOANS
NUMBER OF
DAYS
OUTSTANDING
OUTSTANDING
LOAN
AMOUNT
INTEREST
PAID
AQR Large Cap Multi-Style Fund ........................ $ 18,608,000 5 $ – $ 5,869
AQR Small Cap Multi-Style Fund ......................... 2,943,750 8 – 1,489
AQR International Multi-Style Fund ....................... 2,840,000 6 – 1,079
AQR Emerging Multi-Style Fund ......................... 4,000,000 5 6,480,000 100
AQR TM Large Cap Multi-Style Fund ...................... 1,788,000 10 – 594
AQR Large Cap Momentum Style Fund .................... 2,460,000 9 – 1,390
AQR TM International Momentum Style Fund ............... 1,623,636 11 2,310,000 693
AQR International Defensive Style Fund ................... 1,012,857 7 1,500,000 449
FUND
AVERAGE
BORROWINGS
AVERAGE
INTEREST
RATE%
NUMBER
OF DAYS
OUTSTANDING
INTEREST
PAID
AQR TM International Momentum Style Fund ............................. $900,000 1.25 1 $31

Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Principal Ownership
As of March 31, 2020, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Large Cap Multi-Style Fund ........................................... 4 94.48%
AQR Small Cap Multi-Style Fund ............................................ 2 92.41%
AQR International Multi-Style Fund .......................................... 4 94.43%
AQR Emerging Multi-Style Fund ............................................ 4 93.10%
AQR TM Large Cap Multi-Style Fund ......................................... 4 92.55%
AQR TM Small Cap Multi-Style Fund* ........................................ 4 92.30%
AQR TM International Multi-Style Fund ....................................... 4 94.12%
AQR TM Emerging Multi-Style Fund ......................................... 2 89.96%
AQR Large Cap Momentum Style Fund ....................................... 3 88.19%
AQR Small Cap Momentum Style Fund ....................................... 3 91.80%
AQR International Momentum Style Fund ..................................... 3 92.74%
AQR TM Large Cap Momentum Style Fund .................................... 3 94.16%
AQR TM Small Cap Momentum Style Fund .................................... 3 92.76%
AQR TM International Momentum Style Fund .................................. 3 95.26%
AQR Large Cap Defensive Style Fund ........................................ 7 90.71%
AQR International Defensive Style Fund ...................................... 3 93.64%
AQR Emerging Defensive Style Fund ........................................ 3 95.25%
AQR Global Equity Fund .................................................. 3 94.96%
AQR International Equity Fund ............................................. 5 79.50%
*
The percentage held by the Adviser and/or affiliates is 10.29%.

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2020
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 3/31/2020” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        3/31/20
AQR Large Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $836.50 0.45% $2.07
Hypothetical Return $1,000.00 $1,022.75 0.45% $2.28
Class N
Actual Return $1,000.00 $835.50 0.70% $3.21
Hypothetical Return $1,000.00 $1,021.50 0.70% $3.54
Class R6
Actual Return $1,000.00 $837.30 0.35% $1.61
Hypothetical Return $1,000.00 $1,023.25 0.35% $1.77
AQR Small Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $746.00 0.65% $2.84
Hypothetical Return $1,000.00 $1,021.75 0.65% $3.29
Class N
Actual Return $1,000.00 $744.30 0.90% $3.92
Hypothetical Return $1,000.00 $1,020.50 0.90% $4.55
Class R6
Actual Return $1,000.00 $746.30 0.55% $2.40
Hypothetical Return $1,000.00 $1,022.25 0.55% $2.78
AQR International Multi-Style Fund
Class I
Actual Return $1,000.00 $815.30 0.60% $2.72
Hypothetical Return $1,000.00 $1,022.00 0.60% $3.03
Class N
Actual Return $1,000.00 $814.70 0.85% $3.86
Hypothetical Return $1,000.00 $1,020.75 0.85% $4.29
Class R6
Actual Return $1,000.00 $816.20 0.50% $2.27
Hypothetical Return $1,000.00 $1,022.50 0.50% $2.53

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2020
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        3/31/20
AQR Emerging Multi-Style Fund
Class I
Actual Return $1,000.00 $825.60 0.75% $3.42
Hypothetical Return $1,000.00 $1,021.25 0.75% $3.79
Class N
Actual Return $1,000.00 $824.50 1.00% $4.56
Hypothetical Return $1,000.00 $1,020.00 1.00% $5.05
Class R6
Actual Return $1,000.00 $826.50 0.65% $2.97
Hypothetical Return $1,000.00 $1,021.75 0.65% $3.29
AQR TM Large Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $843.40 0.45% $2.07
Hypothetical Return $1,000.00 $1,022.75 0.45% $2.28
Class N
Actual Return $1,000.00 $841.80 0.70% $3.22
Hypothetical Return $1,000.00 $1,021.50 0.70% $3.54
Class R6
Actual Return $1,000.00 $843.70 0.35% $1.61
Hypothetical Return $1,000.00 $1,023.25 0.35% $1.77
AQR TM Small Cap Multi-Style Fund
Class I
Actual Return $1,000.00 $742.70 0.65% $2.83
Hypothetical Return $1,000.00 $1,021.75 0.65% $3.29
Class N
Actual Return $1,000.00 $741.70 0.90% $3.92
Hypothetical Return $1,000.00 $1,020.50 0.90% $4.55
Class R6
Actual Return $1,000.00 $742.30 0.55% $2.40
Hypothetical Return $1,000.00 $1,022.25 0.55% $2.78
AQR TM International Multi-Style Fund
Class I
Actual Return $1,000.00 $825.40 0.60% $2.74
Hypothetical Return $1,000.00 $1,022.00 0.60% $3.03
Class N
Actual Return $1,000.00 $823.80 0.85% $3.88
Hypothetical Return $1,000.00 $1,020.75 0.85% $4.29
Class R6
Actual Return $1,000.00 $825.60 0.50% $2.28
Hypothetical Return $1,000.00 $1,022.50 0.50% $2.53
AQR TM Emerging Multi-Style Fund
Class I
Actual Return $1,000.00 $833.40 0.75% $3.44
Hypothetical Return $1,000.00 $1,021.25 0.75% $3.79
Class N
Actual Return $1,000.00 $831.90 1.00% $4.58
Hypothetical Return $1,000.00 $1,020.00 1.00% $5.05
Class R6
Actual Return $1,000.00 $833.20 0.65% $2.98
Hypothetical Return $1,000.00 $1,021.75 0.65% $3.29

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2020
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        3/31/20
AQR Large Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $867.50 0.40% $1.87
Hypothetical Return $1,000.00 $1,023.00 0.40% $2.02
Class N
Actual Return $1,000.00 $866.40 0.65% $3.03
Hypothetical Return $1,000.00 $1,021.75 0.65% $3.29
Class R6
Actual Return $1,000.00 $868.10 0.30% $1.40
Hypothetical Return $1,000.00 $1,023.50 0.30% $1.52
AQR Small Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $793.60 0.60% $2.69
Hypothetical Return $1,000.00 $1,022.00 0.60% $3.03
Class N
Actual Return $1,000.00 $792.80 0.85% $3.81
Hypothetical Return $1,000.00 $1,020.75 0.85% $4.29
Class R6
Actual Return $1,000.00 $794.00 0.50% $2.24
Hypothetical Return $1,000.00 $1,022.50 0.50% $2.53
AQR International Momentum Style Fund
Class I
Actual Return $1,000.00 $871.80 0.55% $2.57
Hypothetical Return $1,000.00 $1,022.25 0.55% $2.78
Class N
Actual Return $1,000.00 $870.90 0.80% $3.74
Hypothetical Return $1,000.00 $1,021.00 0.80% $4.04
Class R6
Actual Return $1,000.00 $871.90 0.45% $2.11
Hypothetical Return $1,000.00 $1,022.75 0.45% $2.28
AQR TM Large Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $883.90 0.40% $1.88
Hypothetical Return $1,000.00 $1,023.00 0.40% $2.02
Class N
Actual Return $1,000.00 $883.00 0.65% $3.06
Hypothetical Return $1,000.00 $1,021.75 0.65% $3.29
Class R6
Actual Return $1,000.00 $884.60 0.30% $1.41
Hypothetical Return $1,000.00 $1,023.50 0.30% $1.52
AQR TM Small Cap Momentum Style Fund
Class I
Actual Return $1,000.00 $809.90 0.60% $2.71
Hypothetical Return $1,000.00 $1,022.00 0.60% $3.03
Class N
Actual Return $1,000.00 $808.70 0.85% $3.84
Hypothetical Return $1,000.00 $1,020.75 0.85% $4.29
Class R6
Actual Return $1,000.00 $810.00 0.50% $2.26
Hypothetical Return $1,000.00 $1,022.50 0.50% $2.53

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2020
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        3/31/20
AQR TM International Momentum Style Fund
Class I
Actual Return $1,000.00 $875.00 0.55% $2.58
Hypothetical Return $1,000.00 $1,022.25 0.55% $2.78
Class N
Actual Return $1,000.00 $873.50 0.80% $3.75
Hypothetical Return $1,000.00 $1,021.00 0.80% $4.04
Class R6
Actual Return $1,000.00 $875.40 0.45% $2.11
Hypothetical Return $1,000.00 $1,022.75 0.45% $2.28
AQR Large Cap Defensive Style Fund
Class I
Actual Return $1,000.00 $858.90 0.40% $1.86
Hypothetical Return $1,000.00 $1,023.00 0.40% $2.02
Class N
Actual Return $1,000.00 $857.50 0.65% $3.02
Hypothetical Return $1,000.00 $1,021.75 0.65% $3.29
Class R6
Actual Return $1,000.00 $858.80 0.30% $1.39
Hypothetical Return $1,000.00 $1,023.50 0.30% $1.52
AQR International Defensive Style Fund
Class I
Actual Return $1,000.00 $869.20 0.55% $2.57
Hypothetical Return $1,000.00 $1,022.25 0.55% $2.78
Class N
Actual Return $1,000.00 $868.60 0.80% $3.74
Hypothetical Return $1,000.00 $1,021.00 0.80% $4.04
Class R6
Actual Return $1,000.00 $870.20 0.45% $2.10
Hypothetical Return $1,000.00 $1,022.75 0.45% $2.28
AQR Emerging Defensive Style Fund
Class I
Actual Return $1,000.00 $818.10 0.70% $3.18
Hypothetical Return $1,000.00 $1,021.50 0.70% $3.54
Class N
Actual Return $1,000.00 $817.20 0.95% $4.32
Hypothetical Return $1,000.00 $1,020.25 0.95% $4.80
Class R6
Actual Return $1,000.00 $818.50 0.60% $2.73
Hypothetical Return $1,000.00 $1,022.00 0.60% $3.03
AQR Global Equity Fund
Class I
Actual Return $1,000.00 $827.30 0.80% $3.65
Hypothetical Return $1,000.00 $1,021.00 0.80% $4.04
Class N
Actual Return $1,000.00 $826.80 1.05% $4.80
Hypothetical Return $1,000.00 $1,019.75 1.05% $5.30
Class R6
Actual Return $1,000.00 $827.10 0.70% $3.20
Hypothetical Return $1,000.00 $1,021.50 0.70% $3.54

Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2020
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period unless stated otherwise).
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        3/31/20
AQR International Equity Fund
Class I
Actual Return $1,000.00 $805.10 0.86% $3.88
Hypothetical Return $1,000.00 $1,020.70 0.86% $4.34
Class N
Actual Return $1,000.00 $803.90 1.11% $5.01
Hypothetical Return $1,000.00 $1,019.45 1.11% $5.60
Class R6
Actual Return $1,000.00 $806.00 0.76% $3.43
Hypothetical Return $1,000.00 $1,021.20 0.76% $3.84

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds intend to no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website
(https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.
You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all
AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all
AQR Funds held in your account if you invest through a financial intermediary.
Semi-Annual Report
March 31, 2020 (Unaudited)
AQR Core Plus Bond Fund

Table of Contents
Schedule of Investments
.............................................................................
2
Financial Statements and Notes
........................................................................
17
Fund Expense Examples (Unaudited)
....................................................................
39

2
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
LONG POSITIONS - 156.9%
CORPORATE BONDS - 23.7%
Aerospace & Defense - 0.6%
Hexcel Corp.
3.95%, 2/15/2027 $ 730,000 $ 723,221
Automobiles - 0.3%
General Motors Co.
5.20%, 4/1/2045 450,000 356,308
Banks - 2.6%
Bangko Sentral ng Pilipinas Bond (Philippines)
Series A, 8.60%, 6/15/2027 60,000 81,825
Bank of Montreal (Canada)
(USD Swap Semi 5 Year +
1.43%), 3.80%, 12/15/2032(a) 200,000 194,261
Bank of Nova Scotia (The) (Canada)
3.40%, 2/11/2024 300,000 315,095
Citizens Financial Group, Inc.
4.30%, 12/3/2025 300,000 313,981
JPMorgan Chase & Co.
2.95%, 10/1/2026 820,000 845,941
KeyCorp
2.55%, 10/1/2029 100,000 89,270
National Bank of Canada (Canada)
2.10%, 2/1/2023 430,000 421,525
SVB Financial Group
3.50%, 1/29/2025 390,000 392,812
Truist Financial Corp.
3.75%, 12/6/2023 270,000 285,523
Vnesheconombank (Russia)
6.80%, 11/22/2025(b) 140,000 147,980
3,088,213
Biotechnology - 0.1%
AbbVie, Inc.
4.45%, 5/14/2046 100,000 106,133
Building Products - 0.7%
Fortune Brands Home & Security, Inc.
3.25%, 9/15/2029 420,000 401,137
Owens Corning
3.95%, 8/15/2029 410,000 387,040
788,177
Capital Markets - 1.0%
Ares Capital Corp.
3.50%, 2/10/2023 700,000 625,590
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037 100,000 132,377
Northern Trust Corp.
3.15%, 5/3/2029 410,000 424,179
1,182,146
Chemicals - 0.7%
Celanese US Holdings LLC
3.50%, 5/8/2024 100,000 94,674
RPM International, Inc.
3.75%, 3/15/2027 800,000 786,273
880,947
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
Commercial Services & Supplies - 0.1%
Waste Connections, Inc.
2.60%, 2/1/2030 $ 180,000 $ 170,580
Consumer Finance - 1.4%
American Express Co.
2.50%, 8/1/2022 810,000 815,252
Capital One Financial Corp.
3.90%, 1/29/2024 530,000 531,010
Synchrony Financial
3.95%, 12/1/2027 300,000 266,575
1,612,837
Diversified Financial Services - 0.9%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035 400,000 426,832
Petronas Capital Ltd. (Malaysia)
7.88%, 5/22/2022(b) 240,000 269,543
Voya Financial, Inc.
4.80%, 6/15/2046 330,000 348,101
1,044,476
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
4.50%, 3/9/2048 100,000 108,292
Level 3 Financing, Inc.
3.88%, 11/15/2029(b) 370,000 347,260
455,552
Electric Utilities - 1.4%
DPL, Inc.
7.25%, 10/15/2021 596,000 587,060
Emera US Finance LP (Canada)
4.75%, 6/15/2046 100,000 92,074
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027 810,000 822,821
NRG Energy, Inc.
3.75%, 6/15/2024(b) 200,000 196,202
1,698,157
Electronic Equipment, Instruments & Components - 0.3%
Keysight Technologies, Inc.
4.60%, 4/6/2027 400,000 410,035
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.
3.38%, 10/15/2026 110,000 108,982
Equinix , Inc.
5.38%, 5/15/2027 400,000 395,560
504,542
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. (Canada)
2.70%, 7/26/2022(b) 788,000 778,984
Food Products - 0.2%
Smithfield Foods, Inc.
4.25%, 2/1/2027(b) 230,000 213,338
Gas Utilities - 0.2%
National Fuel Gas Co.
4.75%, 9/1/2028 298,000 275,244

3
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp.
4.30%, 6/15/2028 $ 620,000 $ 675,411
Health Care Providers & Services - 1.6%
Anthem, Inc.
4.63%, 5/15/2042 890,000 977,289
HCA, Inc.
5.00%, 3/15/2024 360,000 372,740
Humana, Inc.
4.95%, 10/1/2044 450,000 510,797
1,860,826
Hotels, Restaurants & Leisure - 0.6%
Darden Restaurants, Inc.
4.55%, 2/15/2048 140,000 108,919
Las Vegas Sands Corp.
3.50%, 8/18/2026 430,000 393,311
McDonald's Corp.
4.88%, 12/9/2045 100,000 116,781
Starbucks Corp.
4.50%, 11/15/2048 100,000 112,809
731,820
Household Durables - 0.3%
DR Horton, Inc.
2.50%, 10/15/2024 420,000 392,330
Industrial Conglomerates - 0.8%
Carlisle Cos., Inc.
2.75%, 3/1/2030 200,000 174,575
Roper Technologies, Inc.
3.80%, 12/15/2026 770,000 793,438
968,013
Insurance - 0.3%
Aon plc
4.75%, 5/15/2045 300,000 334,352
Leisure Products - 0.2%
Hasbro, Inc.
3.90%, 11/19/2029 250,000 223,085
Media - 0.4%
Charter Communications Operating LLC
4.91%, 7/23/2025 400,000 424,637
Metals & Mining - 0.3%
Barrick North America Finance LLC (Canada)
5.75%, 5/1/2043 100,000 128,077
Kinross Gold Corp. (Canada)
5.95%, 3/15/2024 130,000 131,300
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041 100,000 86,441
345,818
Multi-Utilities - 0.4%
Sempra Energy
3.40%, 2/1/2028 440,000 440,891
Oil, Gas & Consumable Fuels - 1.5%
HollyFrontier Corp.
5.88%, 4/1/2026 740,000 641,338
KazTransGas JSC (Kazakhstan)
4.38%, 9/26/2027(b) 200,000 179,292
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
Oil, Gas & Consumable Fuels - 1.5% (continued)
ONEOK, Inc.
4.95%, 7/13/2047 $ 640,000 $ 503,741
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026 20,000 14,569
6.50%, 3/13/2027 60,000 44,261
6.63%, 6/15/2035 170,000 116,518
6.63%, 6/15/2038 30,000 19,650
6.75%, 9/21/2047 270,000 175,878
6.35%, 2/12/2048 10,000 6,250
Western Midstream Operating LP
5.30%, 3/1/2048 250,000 99,931
1,801,428
Professional Services - 1.2%
IHS Markit Ltd.
4.75%, 2/15/2025(b) 670,000 686,750
Verisk Analytics, Inc.
4.00%, 6/15/2025 730,000 779,202
1,465,952
Road & Rail - 0.4%
Kansas City Southern
2.88%, 11/15/2029 450,000 431,674
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp.
3.88%, 1/15/2027 430,000 410,808
Micron Technology, Inc.
5.33%, 2/6/2029 390,000 425,947
NVIDIA Corp.
3.20%, 9/16/2026(c) 207,000 230,471
1,067,226
Software - 0.6%
Citrix Systems, Inc.
4.50%, 12/1/2027 720,000 743,318
Specialty Retail - 0.6%
Best Buy Co., Inc.
4.45%, 10/1/2028 650,000 659,391
Technology Hardware, Storage & Peripherals - 0.9%
Seagate HDD Cayman
4.75%, 1/1/2025 420,000 417,640
Xerox Corp.
4.12%, 3/15/2023(d) 600,000 596,400
1,014,040
Water Utilities - 0.1%
American Water Capital Corp.
3.75%, 9/1/2047 100,000 100,070
TOTAL CORPORATE BONDS
(Cost $28,961,663) 27,969,172
MORTGAGE-BACKED SECURITIES - 62.2%
UMBS, 15 Year, Single Family
TBA, 3.50%, 4/25/2034
- 5/25/2035 1,300,000 1,366,981
TBA, 2.50%, 4/25/2035
- 5/25/2035 3,000,000 3,110,215
TBA, 3.00%, 4/25/2035
- 5/25/2035 3,050,000 3,188,499

4
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
MORTGAGE-BACKED SECURITIES - 62.2% (continued)
UMBS, 30 Year, Single Family
TBA, 5.00%, 5/25/2047 $ 1,300,000 $ 1,401,092
TBA, 4.00%, 4/25/2049
- 5/25/2049 13,100,000 13,968,015
TBA, 4.50%, 4/25/2049
- 5/25/2050 8,100,000 8,713,512
TBA, 2.50%, 4/25/2050
- 5/25/2050 1,600,000 1,656,065
TBA, 3.00%, 4/25/2050
- 5/25/2050 17,700,000 18,550,402
TBA, 3.50%, 4/25/2050
- 5/25/2050 20,300,000 21,441,357
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $72,947,932) 73,396,138
FOREIGN GOVERNMENT SECURITIES - 15.2%
Arab Republic of Egypt
8.50%, 1/31/2047(e) 200,000 163,357
Buoni Poliennali del Tesoro
5.75%, 2/1/2033 EUR 10,000 16,048
5.00%, 8/1/2034(e) 20,000 30,603
4.00%, 2/1/2037(e) 50,000 70,039
Commonwealth of Australia
2.75%, 11/21/2027(e) AUD 3,120,000 2,226,559
2.25%, 5/21/2028(e) 2,230,000 1,543,778
2.75%, 11/21/2028(e) 960,000 692,424
Dominican Republic Government Bond
6.88%, 1/29/2026(b) $ 100,000 99,500
7.45%, 4/30/2044(b) 100,000 97,000
Export-Import Bank of India
4.00%, 1/14/2023(e) 200,000 199,846
Federal Republic of Nigeria
7.88%, 2/16/2032(b) 200,000 140,000
Federative Republic of Brazil
8.25%, 1/20/2034 20,000 25,300
7.13%, 1/20/2037 200,000 235,700
Hashemite Kingdom of Jordan
5.75%, 1/31/2027(b) 200,000 176,250
Hungary Government Bond
5.75%, 11/22/2023 20,000 22,000
7.63%, 3/29/2041 20,000 30,800
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(b) 200,000 188,252
Japan Government Bond
0.10%, 6/20/2028 JPY 230,550,000 2,178,416
0.10%, 9/20/2028 127,150,000 1,200,052
0.10%, 12/20/2028 68,800,000 648,707
0.10%, 6/20/2029 287,200,000 2,701,590
2.10%, 3/20/2030 124,750,000 1,398,650
0.60%, 12/20/2036 4,500,000 43,877
2.50%, 3/20/2038 85,450,000 1,097,384
2.40%, 9/20/2038 4,250,000 54,250
2.30%, 3/20/2039 3,500,000 44,383
2.30%, 3/20/2040 13,700,000 176,207
Republic of Colombia
8.13%, 5/21/2024 $ 130,000 149,954
7.38%, 9/18/2037 130,000 161,850
INVESTMENTS
PRINCIPAL
AMOUNT VALUE
FOREIGN GOVERNMENT SECURITIES - 15.2% (continued)
Republic of Ecuador
7.88%, 1/23/2028(b) $ 200,000 $ 54,844
Republic of El Salvador
8.25%, 4/10/2032(b) 40,000 36,400
7.63%, 2/1/2041(b) 160,000 131,202
Republic of Honduras
6.25%, 1/19/2027(b) 150,000 130,501
Republic of Indonesia
2.95%, 1/11/2023 200,000 198,141
Republic of Kenya
7.00%, 5/22/2027(b) 200,000 184,000
Republic of Peru
8.75%, 11/21/2033 60,000 94,651
Republic of Philippines
9.50%, 2/2/2030 100,000 150,127
Republic of Poland
3.25%, 4/6/2026 20,000 21,510
Republic of South Africa
4.67%, 1/17/2024 270,000 253,125
Romania Government Bond
6.75%, 2/7/2022(b) 180,000 188,530
4.38%, 8/22/2023(b) 30,000 30,945
Russian Federation
5.25%, 6/23/2047(b) 200,000 242,000
Sultanate of Oman Government Bond
6.75%, 1/17/2048(e) 200,000 132,000
Ukraine Government Bond
7.75%, 9/1/2027(b) 150,000 136,921
United Mexican States
6.05%, 1/11/2040 30,000 35,545
4.75%, 3/8/2044 50,000 50,325
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $18,657,399) 17,883,543
U.S. TREASURY OBLIGATIONS - 38.1%
U.S. Treasury Bonds
3.13%, 2/15/2043 500,000 684,844
2.88%, 5/15/2043 5,520,000 7,285,322
3.63%, 8/15/2043 330,000 487,188
3.75%, 11/15/2043 4,000,000 6,021,875
2.75%, 8/15/2047 2,450,000 3,246,059
U.S. Treasury Notes
1.63%, 6/30/2021 1,180,000 1,202,125
2.75%, 8/15/2021 2,850,000 2,950,863
1.63%, 11/15/2022 20,980,000 21,722,494
1.63%, 2/15/2026 10,000 10,650
2.25%, 11/15/2027 10,000 11,244
2.75%, 2/15/2028 1,110,000 1,294,017
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $41,055,776) 44,916,681
SHARES
SHORT-TERM INVESTMENTS - 17.7%
INVESTMENT COMPANIES - 17.7%
Limited Purpose Cash Investment
Fund, 0.85%(1)(f)
(Cost $20,867,327) 20,867,759 20,894,887

5
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2020 (Unaudited)
INVESTMENTS SHARES VALUE
SECURITIES LENDING COLLATERAL - 0.0%(g)
Investment Companies - 0.0%(g)
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares
0.21%(1)(f)(h) 15,480 $ 15,480
Limited Purpose Cash Investment
Fund 0.85%(1)(f)(h) 47,221 47,282
TOTAL SECURITIES LENDING COLLATERAL
(Cost $62,701) 62,762
TOTAL INVESTMENTS BEFORE TBA SALE
COMMITMENTS
(Cost $182,552,798) 185,123,183
PRINCIPAL
AMOUNT
TBA SALE COMMITMENTS - (32.0)%
MORTGAGE-BACKED SECURITIES - (32.0)%
UMBS, 15 Year, Single Family
TBA, 3.50%, 4/25/2034
- 5/25/2035 $ (1,300,000) $ (1,366,980)
TBA, 2.50%, 4/25/2035 (1,500,000) (1,555,635)
TBA, 3.00%, 4/25/2035 (1,200,000) (1,255,452)
UMBS, 30 Year, Single Family
TBA, 4.00%, 4/25/2049
- 5/25/2049 (6,600,000) (7,038,336)
TBA, 4.50%, 4/25/2049
- 5/25/2050 (5,350,000) (5,756,080)
TBA, 2.50%, 4/25/2050 (800,000) (828,750)
TBA, 3.00%, 4/25/2050 (8,800,000) (9,225,219)
TBA, 3.50%, 4/25/2050 (10,150,000) (10,726,739)
TOTAL TBA SALE COMMITMENTS
(Proceeds $(37,785,465)) (37,753,191)
TOTAL INVESTMENTS NET OF TBA SALE
COMMITMENTS - 124.9%
(Cost $144,767,333) 147,369,992
LIABILITIES IN EXCESS OF OTHER
ASSETS - (24.9)%( i ) (29,389,130)
NET ASSETS - 100.0% $117,980,862
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 880,190 0.8%
Consumer Discretionary 2,362,934 2.0
Consumer Staples 992,322 0.8
Energy 1,801,428 1.5
Financials 7,262,022 6.3
Foreign Government Securities 17,883,543 15.2
Health Care 2,642,370 2.2
Industrials 4,547,617 3.9
Information Technology 3,234,619 2.8
Materials 1,226,766 1.0
Mortgage-Backed Securities 35,642,947 30.2
Real Estate 504,542 0.4
U.S. Treasury Obligations 44,916,681 38.1
Utilities 2,514,362 2.0
Short-Term Investments 20,894,887 17.7
Securities Lending Collateral 62,762 0.0(g)
Total Investments In Securities
At Value 147,369,992 124.9
Liabilities in Excess of Other
Assets( i ) (29,389,130) (24.9)
Net Assets
$ 117,980,862 100.0%
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2020.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2020 amounted to $4,655,694, which represents approximately 3.95% of net assets of the fund.
(c) The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 was $61,298.
(d) Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of March 31, 2020.
(e) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2020, the value of these securities amounted to $5,058,606 or 4.29% of net assets.
(f) Represents 7-day effective yield as of March 31, 2020.
(g) Represents less than 0.05% of net assets.
(h) Represents security purchased with the cash collateral received for securities on loan.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security (See Note 4).

6
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Credit default swap contracts outstanding - buy protection as of March 31, 2020:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX Emerging
Market Index Series 33.V1 1.00 % Quarterly 6/20/2025 3.44 % USD 6,870,000 $ 971,028 $ (193,105) $ 777,923
Republic of Chile,
3.88%, 8/5/2020 1.00 Quarterly 6/20/2025 1.25 USD 3,600,000 71,527 (27,506) 44,021
Republic of South Africa,
5.50%, 3/9/2020 1.00 Quarterly 12/20/2024 4.01 USD 3,300,000 113,817 305,583 419,400
Republic of Turkey,
11.88%, 1/15/2030 1.00 Quarterly 12/20/2024 5.37 USD 900,000 104,177 54,879 159,056
1,260,549 139,851 1,400,400
Republic of Korea,
2.75%, 1/19/2027 1.00 % Quarterly 12/20/2024 0.35 % USD 300,000 $ (9,158) $ (132) $ (9,290)
(9,158) (132) (9,290)
$ 1,251,391 $ 139,719 $ 1,391,110
Credit default swap contracts outstanding - sell protection as of March 31, 2020 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 34.V1 1.00 % Quarterly 6/20/2025 1.14 % USD 4,710,000 $ (89,852) $ 58,370 $ (31,482)
Penerbangan Malaysia
Bhd.,
5.63%, 3/15/2016 1.00 Quarterly 6/20/2025 1.32 USD 100,000 (246) 30 (216)
Republic of Colombia,
10.38%, 1/28/2033 1.00 Quarterly 6/20/2025 2.54 USD 600,000 (36,193) 165 (36,028)
Republic of Indonesia,
5.88%, 3/13/2020 1.00 Quarterly 12/20/2024 1.92 USD 2,100,000 15,206 (101,232) (86,026)
Russian Federation,
12.75%, 6/24/2028 1.00 Quarterly 6/20/2025 1.92 USD 900,000 (69,361) 28,578 (40,783)
United Mexican States,
4.15%, 3/28/2027 1.00 Quarterly 6/20/2025 2.31 USD 3,400,000 (244,178) 27,619 (216,559)
$ (424,624) $ 13,530 $ (411,094)
Forward Effective Interest rate swap contracts outstanding as of March 31, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 0.50% Quarterly 6/09/2022 AUD 3,100,000 $ (7,360) $ 12,767 $ 5,407
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 0.50% Quarterly 9/08/2022 AUD 4,200,000 644 6,363 7,007
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Semi-Annually 9/14/2022 NZD 8,700,000 14,320 34,189 48,509

7
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Semi-Annually 9/11/2030 NZD 1,700,000 $ (21,445) $ 23,770 $ 2,325
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.50% Semi-Annually 9/11/2030 NZD 1,300,000 18,923 20,458 39,381
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Semi-Annually 9/11/2030 NZD 900,000 (9,133) 10,364 1,231
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.50% Semi-Annually 9/11/2030 NZD 2,100,000 30,568 33,047 63,615
Pay 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 2.00% Semi-Annually 9/15/2025 CAD 7,500,000 235,611 32,442 268,053
Pay 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 2.00% Semi-Annually 9/16/2030 CAD 4,400,000 190,059 66,306 256,365
Pay 3 Month Johannesburg
Interbank Agreed Rate
Quarterly 7.00% Quarterly 6/15/2022 ZAR 9,800,000 2,036 15,526 17,562
Pay 3 Month Johannesburg
Interbank Agreed Rate
Quarterly 6.50% Quarterly 9/21/2022 ZAR 16,600,000 9,424 8,869 18,293
Pay 3 Month Johannesburg
Interbank Agreed Rate
Quarterly 6.00% Quarterly 9/21/2022 ZAR 36,500,000 (895) 22,001 21,106
Pay 3 Month Korean
Certificate of Deposit
Quarterly 1.00% Quarterly 9/21/2022 KRW 5,883,400,000 6,857 (4,881) 1,976
Pay 3 Month London
Interbank Offered Rate
Quarterly 1.50% Semi-Annually 9/16/2025 USD 5,400,000 189,647 80,278 269,925
Pay 3 Month London
Interbank Offered Rate
Quarterly 0.50% Semi-Annually 9/16/2025 USD 1,900,000 1,946 1 1,947
Pay 3 Month London
Interbank Offered Rate
Quarterly 1.75% Semi-Annually 9/16/2030 USD 1,000,000 89,047 12,945 101,992
Pay 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.00% Annually 9/17/2025 SEK 11,900,000 – 13,078 13,078
Pay 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.50% Annually 6/19/2030 SEK 700,000 (218) 917 699
Pay 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.50% Annually 9/18/2030 SEK 63,500,000 92,179 (40,616) 51,563
Pay 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.25% Annually 9/16/2022 EUR 20,000,000 14,422 18,724 33,146
Pay 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.25% Annually 9/16/2022 EUR 12,200,000 14,140 5,512 19,652
Pay 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.25% Annually 9/16/2030 EUR 3,900,000 76,392 30,449 106,841

8
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 6/15/2022 JPY 653,800,000 $ 1,724 $ 3,838 $ 5,562
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.75% Semi-Annually 9/16/2022 GBP 23,100,000 130,257 46,426 176,683
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 9/21/2022 JPY 1,984,400,000 46,488 (26,546) 19,942
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.50% Annually 9/21/2022 CHF 2,700,000 4,734 2,329 7,063
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 9/21/2022 JPY 2,898,800,000 19,511 9,621 29,132
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Semi-Annually 9/16/2025 GBP 7,300,000 110,261 107,795 218,056
Pay 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 1.50% Annually 9/21/2022 NOK 11,900,000 (2,626) 20,871 18,245
Pay 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 1.50% Annually 9/17/2025 NOK 1,900,000 3,346 2,713 6,059
Pay 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 1.00% Annually 9/17/2025 NOK 75,600,000 (16,211) 77,245 61,034
Pay 6 Month Singapore
Interbank Offered Rate
Semi-Annually 1.50% Semi-Annually 6/15/2022 SGD 2,900,000 (321) 31,936 31,615
Pay 6 Month Singapore
Interbank Offered Rate
Semi-Annually 1.00% Semi-Annually 9/21/2022 SGD 3,600,000 44 10,702 10,746
Pay 6 Month Singapore
Interbank Offered Rate
Semi-Annually 1.50% Semi-Annually 9/21/2022 SGD 2,000,000 15,464 4,649 20,113
Receive 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.00% Annually 6/15/2022 SEK 4,800,000 1,648 (544) 1,104
Receive 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.00% Annually 9/21/2022 SEK 310,000,000 56,953 16,481 73,434
Receive 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.50% Annually 9/18/2030 SEK 3,000,000 403 2,942 3,345
Receive 6 Month Australian
Bank-Bill Reference
Rate Semi-Annually 1.00% Semi-Annually 9/11/2025 AUD 800,000 6,611 2,055 8,666
Receive 6 Month Budapest
Interbank Offered Rate
Semi-Annually 0.50% Annually 6/15/2022 HUF 439,600,000 3,027 649 3,676
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Annually 9/21/2022 CHF 600,000 2,757 2,175 4,932
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.50% Annually 9/18/2030 CHF 100,000 3,515 367 3,882

9
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.50% Annually 9/18/2030 CHF 500,000 $ 1,074 $ 16,508 $ 17,582
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 9/18/2030 JPY 582,000,000 30,073 (7,681) 22,392
1,365,896 727,040 2,092,936
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 0.50% Quarterly 9/08/2022 AUD 1,000,000 (1,581) 24 (1,557)
Pay 3 Month Australian
Bank-Bill Reference
Rate Quarterly 0.50% Semi-Annually 9/14/2022 NZD 5,500,000 (6,407) 4,430 (1,977)
Pay 6 Month Australian
Bank-Bill Reference
Rate Semi-Annually 1.50% Semi-Annually 9/12/2030 AUD 200,000 (5,950) 397 (5,553)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Annually 9/21/2022 CHF 2,500,000 (8,292) (11,947) (20,239)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.50% Annually 9/17/2025 CHF 500,000 (4,695) 3,743 (952)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 6/19/2030 JPY 131,600,000 (12,046) 7,747 (4,299)
Pay 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 9/18/2030 JPY 399,700,000 8,199 (23,577) (15,378)
Pay 6 Month Warsaw
Interbank Offered Rate
Semi-Annually 0.50% Annually 9/21/2022 PLN 4,900,000 (3,273) (241) (3,514)
Receive 1 Month Mexico
Equilibrium Interbank
Interest Rate Monthly 6.00% Monthly 9/15/2022 MXN 21,100,000 (4,588) (5) (4,593)
Receive 1 Month Mexico
Equilibrium Interbank
Interest Rate Monthly 7.00% Monthly 9/15/2022 MXN 17,400,000 (4,295) (13,392) (17,687)
Receive 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Semi-Annually 9/14/2022 NZD 14,400,000 (35,322) (44,970) (80,292)
Receive 3 Month Australian
Bank-Bill Reference
Rate Quarterly 1.00% Semi-Annually 9/10/2025 NZD 11,500,000 (16,895) (98,586) (115,481)
Receive 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.75% Semi-Annually 9/14/2022 CAD 9,400,000 (131,490) (4,552) (136,042)
Receive 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 1.75% Semi-Annually 9/14/2022 CAD 21,800,000 (251,827) (66,215) (318,042)
Receive 3 Month Canadian
Bankers’ Acceptance
Rate Quarterly 2.00% Semi-Annually 9/16/2030 CAD 1,900,000 (108,442) (1,802) (110,244)
Receive 3 Month Hong Kong
Interbank Offered Rate
Quarterly 1.00% Quarterly 9/21/2022 HKD 30,800,000 (4,532) (3,009) (7,541)

10
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3 Month London
Interbank Offered Rate
Quarterly 1.50% Semi-Annually 9/16/2022 USD 6,800,000 $ (147,810) $ (12,282) $ (160,092)
Receive 3 Month London
Interbank Offered Rate
Quarterly 0.50% Semi-Annually 9/16/2022 USD 2,400,000 (7,734) (9) (7,743)
Receive 3 Month London
Interbank Offered Rate
Quarterly 1.50% Semi-Annually 9/16/2022 USD 5,000,000 (104,832) (12,882) (117,714)
Receive 3 Month London
Interbank Offered Rate
Quarterly 0.75% Semi-Annually 9/16/2030 USD 400,000 (2,036) (1) (2,037)
Receive 3 Month London
Interbank Offered Rate
Quarterly 1.75% Semi-Annually 9/16/2030 USD 1,400,000 (142,620) (169) (142,789)
Receive 3 Month Stockholm
Interbank Offered Rate
Quarterly 0.00% Annually 9/21/2022 SEK 14,700,000 (3,423) 55 (3,368)
Receive 6 Month Australian
Bank-Bill Reference
Rate Semi-Annually 1.50% Semi-Annually 6/13/2030 AUD 600,000 (7,885) (13,225) (21,110)
Receive 6 Month Australian
Bank-Bill Reference
Rate Semi-Annually 1.00% Semi-Annually 9/12/2030 AUD 400,000 383 (2,010) (1,627)
Receive 6 Month Australian
Bank-Bill Reference
Rate Semi-Annually 1.50% Semi-Annually 9/12/2030 AUD 500,000 (8,958) (7,911) (16,869)
Receive 6 Month Budapest
Interbank Offered Rate
Semi-Annually 1.00% Annually 9/21/2022 HUF 851,000,000 2,372 (20,186) (17,814)
Receive 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.00% Annually 9/16/2025 EUR 15,800,000 (127,247) (59,137) (186,384)
Receive 6 Month Euro
Interbank Offered Rate
Semi-Annually 0.25% Annually 9/16/2030 EUR 2,400,000 (32,889) (31,712) (64,601)
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.75% Semi-Annually 9/16/2022 GBP 9,100,000 (58,717) (10,886) (69,603)
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 6/18/2025 JPY 521,700,000 800 (12,773) (11,973)
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Semi-Annually 9/17/2025 JPY 1,589,800,000 (74,098) 37,438 (36,660)
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Semi-Annually 9/16/2030 GBP 1,900,000 (91,898) (3,733) (95,631)
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 1.00% Semi-Annually 9/16/2030 GBP 4,700,000 (290,350) 53,790 (236,560)
Receive 6 Month London
Interbank Offered Rate
Semi-Annually 0.00% Annually 9/18/2030 CHF 500,000 (4,197) (5,753) (9,950)
Receive 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 1.00% Annually 9/21/2022 NOK 89,100,000 (22,155) (28,438) (50,593)

11
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 1.50% Annually 9/21/2022 NOK 5,300,000 $ (4,197) $ (3,929) $ (8,126)
Receive 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 1.50% Annually 9/18/2030 NOK 19,800,000 (32,919) (45,415) (78,334)
Receive 6 Month Norwegian
Interbank Offered Rate
Semi-Annually 1.50% Annually 9/18/2030 NOK 2,500,000 2,309 (12,200) (9,891)
Receive 6 Month Prague
Interbank Offered Rate
Semi-Annually 1.00% Annually 9/21/2022 CZK 6,700,000 384 (2,299) (1,915)
Receive 6 Month Prague
Interbank Offered Rate
Semi-Annually 1.50% Annually 9/21/2022 CZK 1,300,000 (490) (409) (899)
(1,749,643) (446,031) (2,195,674)
$ (383,747) $ 281,009 $ (102,738)
(a) Floating rate indices at March 31, 2020 were as follows:
1 Month Mexico Equilibrium Interbank Interest Rate: 6.71%
3 Month Australian Bank-Bill Reference Rate: 0.37%
3 Month Canadian Bankers’ Acceptance Rate: 1.24%
3 Month Hong Kong Interbank Offered Rate: 1.93%
3 Month Johannesburg Interbank Agreed Rate: 5.61%
3 Month Korean Certificate of Deposit: 1.10%
3 Month London Interbank Offered Rate: 1.45%
3 Month Stockholm Interbank Offered Rate: 0.31%
6 Month Australian Bank-Bill Reference Rate: 0.54%
6 Month Budapest Interbank Offered Rate: 0.46%
6 Month Euro Interbank Offered Rate: (0.29)%
6 Month London Interbank Offered Rate: 1.18%
6 Month Norwegian Interbank Offered Rate: 1.00%
6 Month Prague Interbank Offered Rate: 1.06%
6 Month Singapore Interbank Offered Rate: 1.18%
6 Month Warsaw Interbank Offered Rate: 1.09%
Futures contracts outstanding as of March 31, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Japan 10 Year Bond 2 6/2020 JPY $ 2,837,852 $ (39,657)
U.S. Treasury 10 Year Note 26 6/2020 USD 3,605,875 45,048
U.S. Treasury 2 Year Note 54 6/2020 USD 11,900,672 176,623
U.S. Treasury 5 Year Note 13 6/2020 USD 1,629,672 15,814
197,828
Short Contracts
Canada 10 Year Bond (24) 6/2020 CAD (2,509,316) (120,924)
Euro-BTP (3) 6/2020 EUR (467,883) 2,635
Euro-Bund (28) 6/2020 EUR (5,327,316) 65,064
Euro-OAT (13) 6/2020 EUR (2,397,407) 49,592
Long Gilt (27) 6/2020 GBP (4,567,363) (71,222)
U.S. Treasury Ultra Bond (6) 6/2020 USD (1,331,250) 9,926
(64,929)
$ 132,899

12
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 180,000 USD 106,801 CITI 6/17/2020 $ 3,939
AUD 180,000 USD 106,801 JPMC 6/17/2020 3,939
CHF 82,500 USD 85,626 CITI 6/17/2020 403
CHF 82,500 USD 85,626 JPMC 6/17/2020 403
CLP 90,000,000 USD 104,597 CITI
**
6/17/2020 768
CLP 90,000,000 USD 104,597 JPMC
**
6/17/2020 768
CZK 400,000 USD 15,743 CITI 6/17/2020 368
CZK 400,000 USD 15,743 JPMC 6/17/2020 368
EUR 622,000 USD 670,735 CITI 6/17/2020 17,287
EUR 237,000 USD 257,634 JPMC 6/17/2020 4,523
GBP 172,000 USD 209,600 CITI 6/17/2020 4,329
GBP 172,000 USD 209,600 JPMC 6/17/2020 4,328
ILS 1,020,000 USD 277,803 CITI 6/17/2020 11,297
ILS 1,020,000 USD 277,803 JPMC 6/17/2020 11,296
JPY 219,521,000 USD 1,989,622 CITI 6/17/2020 58,666
JPY 55,558,000 USD 508,813 JPMC 6/17/2020 9,583
KRW 662,189,045 USD 538,178 CITI
**
6/17/2020 6,543
KRW 662,189,038 USD 538,179 JPMC
**
6/17/2020 6,540
MXN 1,700,000 USD 69,392 CITI 6/17/2020 1,459
MXN 1,700,000 USD 69,392 JPMC 6/17/2020 1,459
NOK 5,178,000 USD 462,298 CITI 6/17/2020 35,902
NOK 5,178,000 USD 462,299 JPMC 6/17/2020 35,901
NZD 333,500 USD 191,585 CITI 6/17/2020 7,293
NZD 333,500 USD 191,586 JPMC 6/17/2020 7,292
PHP 1,500,000 USD 28,750 CITI
**
6/17/2020 295
PHP 1,500,000 USD 28,750 JPMC
**
6/17/2020 295
PLN 55,000 USD 13,034 CITI 6/17/2020 257
PLN 55,000 USD 13,034 JPMC 6/17/2020 257
RUB 1,000,000 USD 12,571 CITI
**
6/17/2020 83
RUB 1,000,000 USD 12,571 JPMC
**
6/17/2020 83
SEK 1,898,500 USD 184,659 CITI 6/17/2020 7,578
SEK 1,898,500 USD 184,659 JPMC 6/17/2020 7,578
SGD 230,000 USD 159,373 CITI 6/17/2020 2,636
SGD 230,000 USD 159,373 JPMC 6/17/2020 2,636
TWD 762,500 USD 25,261 CITI
**
6/17/2020 242
TWD 762,500 USD 25,261 JPMC
**
6/17/2020 242
USD 2,927,223 AUD 4,422,262 CITI 6/17/2020 206,536
USD 2,927,221 AUD 4,422,264 JPMC 6/17/2020 206,532
USD 1,171,622 BRL 5,377,993 CITI
**
6/17/2020 141,634
USD 1,171,623 BRL 5,378,007 JPMC
**
6/17/2020 141,633
USD 230,303 CAD 320,493 CITI 6/17/2020 2,401
USD 230,313 CAD 320,507 JPMC 6/17/2020 2,400
USD 370,411 CHF 349,128 CITI 6/17/2020 6,350
USD 370,408 CHF 349,125 JPMC 6/17/2020 6,349
USD 766,924 CLP 624,999,988 CITI
**
6/17/2020 35,226
USD 766,923 CLP 625,000,012 JPMC
**
6/17/2020 35,225
USD 114,037 COP 455,000,000 CITI
**
6/17/2020 2,649
USD 114,037 COP 455,000,000 JPMC
**
6/17/2020 2,649
USD 181,725 CZK 4,250,000 CITI 6/17/2020 10,546
USD 181,725 CZK 4,250,000 JPMC 6/17/2020 10,546
USD 953,227 EUR 848,770 CITI 6/17/2020 14,363
USD 953,239 EUR 848,782 JPMC 6/17/2020 14,363
USD 981,510 GBP 756,504 CITI 6/17/2020 40,593
USD 981,499 GBP 756,496 JPMC 6/17/2020 40,592
USD 101,315 HUF 32,406,000 CITI 6/17/2020 2,056

13
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 101,315 HUF 32,406,000 JPMC 6/17/2020 $ 2,055
USD 102,979 IDR 1,550,000,000 CITI
**
6/17/2020 9,135
USD 102,979 IDR 1,550,000,000 JPMC
**
6/17/2020 9,135
USD 403,816 ILS 1,384,999 CITI 6/17/2020 11,264
USD 403,816 ILS 1,385,001 JPMC 6/17/2020 11,263
USD 243,999 INR 18,521,500 CITI
**
6/17/2020 3,203
USD 243,999 INR 18,521,500 JPMC
**
6/17/2020 3,203
USD 1,901,220 JPY 201,603,000 CITI 6/17/2020 20,121
USD 32,470 JPY 3,475,000 JPMC 6/17/2020 46
USD 1,195,596 KRW 1,436,121,159 CITI
**
6/17/2020 14,235
USD 1,195,595 KRW 1,436,121,174 JPMC
**
6/17/2020 14,234
USD 948,883 MXN 20,005,500 CITI 6/17/2020 115,114
USD 948,882 MXN 20,005,500 JPMC 6/17/2020 115,112
USD 890,633 NOK 8,294,004 CITI 6/17/2020 92,627
USD 890,631 NOK 8,293,996 JPMC 6/17/2020 92,626
USD 29,438 PHP 1,500,000 CITI
**
6/17/2020 394
USD 29,438 PHP 1,500,000 JPMC
**
6/17/2020 394
USD 165,314 PLN 651,500 CITI 6/17/2020 7,875
USD 165,313 PLN 651,500 JPMC 6/17/2020 7,875
USD 172,664 RUB 12,500,000 CITI
**
6/17/2020 14,482
USD 172,663 RUB 12,500,000 JPMC
**
6/17/2020 14,482
USD 281,413 SEK 2,711,500 CITI 6/17/2020 6,853
USD 281,413 SEK 2,711,500 JPMC 6/17/2020 6,853
USD 282,539 SGD 395,000 CITI 6/17/2020 4,306
USD 282,539 SGD 395,000 JPMC 6/17/2020 4,306
USD 296,501 ZAR 4,963,000 CITI 6/17/2020 21,818
USD 296,501 ZAR 4,963,000 JPMC 6/17/2020 21,817
Total unrealized appreciation 1,804,307
AUD 2,204,000 USD 1,393,819 CITI 6/17/2020 (37,862)
AUD 924,000 USD 606,148 JPMC 6/17/2020 (37,679)
BRL 2,763,000 USD 581,014 CITI
**
6/17/2020 (51,847)
BRL 2,763,000 USD 581,015 JPMC
**
6/17/2020 (51,848)
CAD 256,993 USD 192,659 CITI 6/17/2020 (9,911)
CAD 257,007 USD 192,670 JPMC 6/17/2020 (9,912)
CHF 681,000 USD 718,433 CITI 6/17/2020 (8,303)
CHF 681,000 USD 718,434 JPMC 6/17/2020 (8,304)
CLP 400,000,000 USD 483,353 CITI
**
6/17/2020 (15,067)
CLP 400,000,000 USD 483,354 JPMC
**
6/17/2020 (15,067)
COP 1,240,000,000 USD 352,258 CITI
**
6/17/2020 (48,694)
COP 1,240,000,000 USD 352,258 JPMC
**
6/17/2020 (48,694)
CZK 1,300,000 USD 55,123 CITI 6/17/2020 (2,763)
CZK 1,300,000 USD 55,123 JPMC 6/17/2020 (2,763)
EUR 3,358,492 USD 3,775,508 CITI 6/17/2020 (60,527)
EUR 1,459,508 USD 1,643,273 JPMC 6/17/2020 (28,845)
GBP 193,000 USD 250,866 CITI 6/17/2020 (10,819)
GBP 193,000 USD 250,867 JPMC 6/17/2020 (10,819)
HUF 37,796,000 USD 122,880 CITI 6/17/2020 (7,111)
HUF 37,796,000 USD 122,880 JPMC 6/17/2020 (7,111)
IDR 2,000,000,000 USD 139,031 CITI
**
6/17/2020 (17,943)
IDR 2,000,000,000 USD 139,031 JPMC
**
6/17/2020 (17,943)
ILS 10,000 USD 2,910 CITI 6/17/2020 (76)
ILS 10,000 USD 2,910 JPMC 6/17/2020 (76)
INR 40,736,507 USD 556,363 CITI
**
6/17/2020 (26,752)
INR 40,736,493 USD 556,363 JPMC
**
6/17/2020 (26,752)
JPY 30,545,500 USD 294,383 CITI 6/17/2020 (9,372)
JPY 30,545,500 USD 294,384 JPMC 6/17/2020 (9,373)
KRW 837,675,455 USD 699,604 CITI
**
6/17/2020 (10,530)
KRW 837,675,462 USD 699,605 JPMC
**
6/17/2020 (10,528)

14
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2020 (Unaudited)
** Non-deliverable forward.
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
MXN 30,687,999 USD 1,569,062 CITI 6/17/2020 $ (290,078)
MXN 30,688,001 USD 1,569,064 JPMC 6/17/2020 (290,080)
NOK 1,612,500 USD 161,595 CITI 6/17/2020 (6,449)
NOK 1,612,500 USD 161,595 JPMC 6/17/2020 (6,449)
NZD 964,500 USD 610,023 CITI 6/17/2020 (34,859)
NZD 964,500 USD 610,024 JPMC 6/17/2020 (34,859)
PHP 13,500,000 USD 264,150 CITI
**
6/17/2020 (2,754)
PHP 13,500,000 USD 264,147 JPMC
**
6/17/2020 (2,751)
PLN 2,049,004 USD 525,581 CITI 6/17/2020 (30,427)
PLN 2,048,996 USD 525,580 JPMC 6/17/2020 (30,428)
RUB 21,000,000 USD 315,418 CITI
**
6/17/2020 (49,672)
RUB 21,000,000 USD 315,418 JPMC
**
6/17/2020 (49,672)
SEK 3,433,500 USD 358,008 CITI 6/17/2020 (10,340)
SEK 3,433,500 USD 358,008 JPMC 6/17/2020 (10,340)
SGD 300,000 USD 214,904 CITI 6/17/2020 (3,588)
SGD 300,000 USD 214,905 JPMC 6/17/2020 (3,588)
TWD 6,487,500 USD 218,226 CITI
**
6/17/2020 (1,245)
TWD 6,487,500 USD 218,226 JPMC
**
6/17/2020 (1,245)
USD 285,740 AUD 464,500 CITI 6/17/2020 (32)
USD 285,740 AUD 464,500 JPMC 6/17/2020 (32)
USD 420,963 CAD 603,500 CITI 6/17/2020 (8,187)
USD 420,962 CAD 603,500 JPMC 6/17/2020 (8,187)
USD 599,464 CHF 581,876 CITI 6/17/2020 (7,303)
USD 599,458 CHF 581,871 JPMC 6/17/2020 (7,303)
USD 153,498 COP 635,000,000 CITI
**
6/17/2020 (1,956)
USD 153,498 COP 635,000,000 JPMC
**
6/17/2020 (1,956)
USD 68,373 CZK 1,750,000 CITI 6/17/2020 (2,112)
USD 68,373 CZK 1,750,000 JPMC 6/17/2020 (2,113)
USD 2,523,941 EUR 2,314,764 CITI 6/17/2020 (36,524)
USD 2,523,964 EUR 2,314,788 JPMC 6/17/2020 (36,528)
USD 146,882 GBP 119,000 CITI 6/17/2020 (1,127)
USD 146,882 GBP 119,000 JPMC 6/17/2020 (1,127)
USD 44,727 HUF 14,702,500 CITI 6/17/2020 (307)
USD 44,727 HUF 14,702,500 JPMC 6/17/2020 (307)
USD 17,259 IDR 300,000,000 CITI
**
6/17/2020 (904)
USD 17,259 IDR 300,000,000 JPMC
**
6/17/2020 (904)
USD 441,806 INR 34,364,508 CITI
**
6/17/2020 (4,963)
USD 441,805 INR 34,364,492 JPMC
**
6/17/2020 (4,964)
USD 4,851,186 JPY 538,073,948 CITI 6/17/2020 (169,428)
USD 4,851,180 JPY 538,073,949 JPMC 6/17/2020 (169,435)
USD 113,292 KRW 138,743,333 CITI
**
6/17/2020 (838)
USD 113,292 KRW 138,743,334 JPMC
**
6/17/2020 (838)
USD 200,340 MXN 4,982,492 CITI 6/17/2020 (7,316)
USD 200,340 MXN 4,982,508 JPMC 6/17/2020 (7,316)
USD 40,867 NOK 429,000 CITI 6/17/2020 (409)
USD 40,867 NOK 429,000 JPMC 6/17/2020 (409)
USD 67,347 PHP 3,500,000 CITI
**
6/17/2020 (423)
USD 67,347 PHP 3,500,000 JPMC
**
6/17/2020 (423)
USD 108,105 PLN 454,000 CITI 6/17/2020 (1,607)
USD 108,105 PLN 454,000 JPMC 6/17/2020 (1,607)
USD 12,200 RUB 1,000,000 CITI
**
6/17/2020 (455)
USD 12,200 RUB 1,000,000 JPMC
**
6/17/2020 (455)
ZAR 5,563,000 USD 351,242 CITI 6/17/2020 (43,351)
ZAR 5,563,000 USD 351,243 JPMC 6/17/2020 (43,351)
Total unrealized depreciation (2,036,612)
Net unrealized depreciation $ (232,305)

15
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
AQR CORE PLUS BOND FUND
Schedule of Investments
March 31, 2020 (Unaudited)
Collateral pledged to, or (received from), each counterparty at March 31, 2020 was as follows:
COUNTERPARTY OVER THE COUNTER
EXCHANGE TRADED/
EXCHANGE CLEARED TOTAL
CITG
Cash $ – $ 116,762 $ 116,762
CITI
Cash (60,431) – (60,431)
CRSU
Cash – 254,417 254,417
JPMC
Cash 726,099 – 726,099
JPMS
Cash – 2,402,862 2,402,862
MSCS
Cash (550,000) – (550,000)

16
Schedule of Investments
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
The accompanying notes are an integral part of these financial statements.
Abbreviations
TBA - To Be Announced; Security is subject to delayed delivery.
UMBS - Uniform Mortgage-Backed Securities
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
CRSU - Credit Suisse Securities (USA) LLC
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
MSCS - Morgan Stanley Capital Services LLC

Statement of Assets and Liabilities
17
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR CORE PLUS
BOND FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost ......................................................... $ 182,552,798
Investments in securities of unaffiliated issuers, at value* ........................................................ $ 185,123,183
Cash ............................................................................................... 72,938
Cash denominated in foreign currencies
‡
.................................................................... 165,803
Unrealized appreciation on forward foreign currency exchange contracts ............................................ 1,804,307
Due from broker ...................................................................................... 726,099
Deposits with brokers for centrally cleared swaps(unamortized upfront payments $443,020) ............................. 3,250,012
Deposits with brokers for futures contracts ................................................................... 434,620
Variation margin on centrally cleared swaps .................................................................. 31,854
Variation margin on futures contracts ....................................................................... 81,816
Receivables:
Securities sold ..................................................................................... 2,043,907
Securities sold—delayed delivery securities ................................................................ 37,785,465
Dividends and interest ................................................................................ 723,286
Capital shares sold .................................................................................. 202,074
Prepaid expenses ..................................................................................... 38,963
Total Assets 232,484,327
LIABILITIES:
TBA sale commitments, at value (proceeds  $37,785,465) ....................................................... 37,753,191
Due to broker ........................................................................................ 610,430
Unrealized depreciation on forward foreign currency exchange contracts ............................................ 2,036,612
Variation margin on centrally cleared swaps .................................................................. 14,084
Payables: –
Securities purchased ................................................................................. 1,007,326
Securities purchased—delayed delivery securities ........................................................... 72,947,932
Collateral received on securities loaned ................................................................... 62,762
Accrued investment advisory fees ....................................................................... 16,266
Accrued distribution fees—Class N ...................................................................... 210
Capital shares redeemed ............................................................................. 2,055
Other accrued expenses and liabilities ...................................................................... 52,597
Total Liabilities 114,503,465
Net Assets $ 117,980,862
NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares) ........................................ $ 112,670,224
Total distributable earnings (loss) ......................................................................... 5,310,638
Net Assets $ 117,980,862
NET ASSETS:
Class I ............................................................................................. $ 46,712,631
Class N ............................................................................................. 947,076
Class R6 ............................................................................................ 70,321,155
SHARES OUTSTANDING: –
Class I ............................................................................................. 4,450,524
Class N ............................................................................................. 90,269
Class R6 ............................................................................................ 6,702,008
NET ASSET VALUE: –
Class I ............................................................................................. $ 10.50
Class N ............................................................................................. $ 10.49
Class R6 ............................................................................................ $ 10.49
* Includes market value of securities out on loan .............................................................. $ 61,298
‡
Cash denominated in foreign currencies, at cost ............................................................. $ 175,023

Statement of Operations
18
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR CORE
PLUS BOND
FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers .................................................................................. $ 116,130
Interest income: —
Unaffiliated issuers
†
.................................................................................. 1,121,595
Securities lending income, net ............................................................................ 74
Total Income 1,237,799
EXPENSES:
Investment advisory fees ................................................................................ 185,983
Custody fees ......................................................................................... 10,444
Administration & accounting fees .......................................................................... 13,473
Legal fees ........................................................................................... 2,155
Audit & tax fees ....................................................................................... 34,595
Shareholder reporting fees .............................................................................. 11,135
Transfer agent fees .................................................................................... 19,226
Trustee fees ......................................................................................... 3,544
Distribution fees—Class N ............................................................................... 1,308
Interest expense ...................................................................................... 748
Registration fees ...................................................................................... 31,049
Pricing fee .......................................................................................... 11,353
Other expenses ...................................................................................... 996
Total Expenses 326,009
Less fee waivers and/or reimbursements .................................................................... (97,904)
Net Expenses 228,105
Net Investment Income (Loss) 1,009,694
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION): –
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers .................................................... 955,821
Settlement of foreign currency and foreign currency transactions ................................................ (17,854)
Settlement of forward foreign currency contracts ............................................................ 1,352,457
Expiration or closing of futures contracts .................................................................. (78,131)
TBA sale commitments ............................................................................... 608,949
Expiration or closing of swap contracts ................................................................... 423,525
Net realized gain (loss) 3,244,767
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers ............................................................... (795,752)
Foreign currency and foreign currency transactions .......................................................... (1,636)
Forward foreign currency exchange contracts .............................................................. (617,128)
Futures contracts ................................................................................... 119,622
TBA sale commitments ............................................................................... 32,485
Swap contracts ..................................................................................... 427,087
Net change in unrealized appreciation (depreciation) (835,322)
Net realized gain (loss) and net change in unrealized appreciation (depreciation) 2,409,445
Net increase (decrease) in net assets resulting from operations $ 3,419,139
________________
†
Net of foreign taxes withheld of .......................................................................... $ 403

Statement of Changes in Net Assets
(Continued)
19
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR CORE PLUS BOND FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
OPERATIONS:
Net investment income (loss) .......................................................... $ 1,009,694 $ 2,298,293
Net realized gain (loss) ............................................................... 3,244,767 2,063,615
Net change in unrealized appreciation (depreciation) ......................................... (835,322) 4,976,189
Net increase (decrease) in net assets resulting from operations 3,419,139 9,338,097
DISTRIBUTIONS TO SHAREHOLDERS:
Class I ........................................................................... (464,403) (235,959)
Class N ........................................................................... (20,245) (23,264)
Class R6 .......................................................................... (2,030,402) (3,576,976)
Total distributions (2,515,050) (3,836,199)
CAPITAL TRANSACTIONS:
CLASS I — —
Proceeds from shares sold ............................................................ 37,769,450 18,462,706
Reinvestment of distributions ........................................................... 430,545 183,838
Cost of shares redeemed ............................................................. (9,681,427) (5,192,864)
Net increase (decrease) from capital transactions 28,518,568 13,453,680
CLASS N — —
Proceeds from shares sold ............................................................ 124,214 1,024,659
Reinvestment of distributions ........................................................... 9,792 6,900
Cost of shares redeemed ............................................................. (255,366) (574,516)
Net increase (decrease) from capital transactions (121,360) 457,043
CLASS R6 — —
Proceeds from shares sold ............................................................ — 96,938,014
Reinvestment of distributions ........................................................... 222,915 189,377
Cost of shares redeemed ............................................................. (25,642,775) (103,668,674)
Net increase (decrease) from capital transactions (25,419,860) (6,541,283)
Net increase (decrease) in net assets resulting from capital transactions 2,977,348 7,369,440
Total increase (decrease) in net assets 3,881,437 12,871,338
NET ASSETS:
Beginning of period .................................................................. 114,099,425 101,228,087
End of period ..................................................................... $ 117,980,862 $ 114,099,425
$ — $ —

Statement of Changes in Net Assets
20
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
AQR CORE PLUS BOND FUND
FOR THE SIX
MONTHS ENDED
MARCH 31, 2020
FOR THE
YEAR ENDED
SEPTEMBER 30,
2019
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period .................................................. 1,696,267 375,031
Shares sold ....................................................................... 3,644,931 1,822,243
Shares issued on reinvestment of distributions ............................................. 41,499 18,261
Shares redeemed ................................................................... (932,173) (519,268)
Shares outstanding, end of period 4,450,524 1,696,267
CLASS N
Shares outstanding, beginning of period .................................................. 102,082 56,638
Shares sold ....................................................................... 11,903 102,615
Shares issued on reinvestment of distributions ............................................. 945 685
Shares redeemed ................................................................... (24,661) (57,856)
Shares outstanding, end of period 90,269 102,082
CLASS R6
Shares outstanding, beginning of period .................................................. 9,163,620 9,809,080
Shares sold ....................................................................... — 9,810,956
Shares issued on reinvestment of distributions ............................................. 21,506 19,359
Shares redeemed ................................................................... (2,483,118) (10,475,775)
Shares outstanding, end of period 6,702,008 9,163,620

22
Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
PERIOD/ YEAR ENDED
PORTFOLIO
TURNOVER
RATE
SIX MONTHS ENDED MARCH 31, 2020 .......................................
117%
FOR THE YEAR ENDED SEPTEMBER 30, 2019 .................................
262%
FOR THE PERIOD 4/05/18-9/30/18 ...........................................
110%
PER SHARE OPERATING PERFORMANCE
Change in Net Assets Resulting
from Operations
1
Less Dividends and Distributions
*,1
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain (Loss)
Net
Increase
(Decrease)
in Net
Asset
Value from
Operations
Distributions
from Net
Investment
Income
Distributions
from Net
Realized
Gains
Total
Distributions
AQR CORE PLUS BOND FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2020 $ 10.41 0.09 0.22 0.31 (0.11) (0.11) (0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.88 0.21 0.69 0.90 (0.37) — (0.37)
FOR THE PERIOD 4/05/18
8
-9/30/18 $ 10.00 0.11 (0.11) — (0.12) — (0.12)
AQR CORE PLUS BOND FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2020 $ 10.41 0.07 0.22 0.29 (0.10) (0.11) (0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.88 0.19 0.68 0.87 (0.34) — (0.34)
FOR THE PERIOD 4/05/18
8
-9/30/18 $ 10.00 0.10 (0.11) (0.01) (0.11) — (0.11)
AQR CORE PLUS BOND FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2020 $ 10.41 0.09 0.22 0.31 (0.12) (0.11) (0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2019 $ 9.88 0.22 0.68 0.90 (0.37) — (0.37)
FOR THE PERIOD 4/05/18
8
-9/30/18 $ 10.00 0.11 (0.11) — (0.12) — (0.12)
*
Annualized for periods less than one year.
1
Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
2
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
4
Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
5
Portfolio turnover is not annualized.
6
The following table represents what the portfolio turnover rate excluding TBAs would have been for each period or year ended:
7
Certain expenses incurred by the Fund were not annualized for the period.
8
Commencement of operations.

23
Financial Highlights
AQR Funds | Semi-Annual Report | March 2020
The accompanying notes are an integral part of these financial statements.
March 31, 2020 (Unaudited)
RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of:*
Net
Asset
Value,
End of
Period
Total
Return
2,3
Net Assets,
End of Period
(000’s)
Expenses, Before
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
4
Expenses, Net of
Reimbursements
and/or Waivers
(Excluding
Interest Expense)
4
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
5,6
$ 10.50 3.04% $ 46,713 0.63% 0.47% 0.47% 1.64% 515%
$ 10.41 9.31% $ 17,659 0.72%
7
0.43% 0.43% 2.04% 1004%
$ 9.88 (0.02)% $ 3,707 0.60%
7
0.42% 0.42% 2.26% 439%
$ 10.49 2.81% $ 947 0.88% 0.72% 0.72% 1.41% 515%
$ 10.41 9.09% $ 1,062 0.95%
7
0.66% 0.66% 1.88% 1004%
$ 9.88 (0.12)% $ 560 0.79%
7
0.62% 0.62% 2.04% 439%
$ 10.49 2.99% $ 70,321 0.54% 0.37% 0.37% 1.77% 515%
$ 10.41 9.38% $ 95,378 0.68%
7
0.37% 0.37% 2.21% 1004%
$ 9.88 0.00% $ 96,961 0.54%
7
0.37% 0.37% 2.29% 439%

24
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Organization
AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2020, the Trust consists of thirty-five active series; AQR Core Plus Bond Fund (the “Fund”) is presented in this book. The remaining active series are reported in separate books. AQR Capital
Management, LLC (the “Adviser”) serves as the investment adviser of each of the Funds.
The investment objective of the Fund is to seek total return. The Fund offers Class I, Class N and Class R6 shares.
Significant Accounting Policies
Basis of Preparation: The Fund is an investment company and applies specialized accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standard Codification Topic 946 Financial Services—Investment Companies . The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.
Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.
Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations.
Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Fund’s prime brokers and counterparties. The Fund is subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Fund.
Foreign Currency Translation: The books and records of the Fund are maintained in U.S. Dollars. Foreign denominated assets and liabilities are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into
U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.
The Fund does not separately disclose that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statement of Operations.
Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statement of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statement of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed).
Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is recorded on an accrual basis using the effective interest method, which results in coupon interest being adjusted for amortization of premiums and accretion of discounts, when applicable. Certain fixed-income investments may pay interest in-kind, which represents contractual interest accrued and increases the principal balance.
Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. For inflation-
linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.
Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Fund is charged for those expenses that are directly attributable to the Fund.
Trust level expenses are allocated among the Funds on the ratio of average net assets or other reasonable methodology.
The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain.
Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

25
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
The Fund may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The
Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Federal Income Taxes: The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.
The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Fund tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained if challenged by the applicable tax authority. Tax positions deemed to meet more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund is required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Fund has determined that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken for any of the Fund's open tax years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense/benefit will materially change in the next twelve months. The returns of the
Fund for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of March 31, 2020, the Fund had no examinations in progress.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distribution from net investment income are generally declared and paid monthly. Net realized capital gains, if any, are distributed by the Fund at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary.
Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.
Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and has been recorded to paid in capital.
Indemnification: In the normal course of business, the Fund may enter into various agreements that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Fund.
However, based on experience, the Fund expects the risk of loss to be remote.
Securities and Other Investments
Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Fund on the Schedule of Investments. Section
2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities.
Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.
Additionally, the Fund may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management
(Americas) Inc. The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in
Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the
LPCI Fund. The LPCI Fund may be considered an affiliated person of the Fund in the Trust. However, the Fund does not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedule of Investments, if applicable.
Inflation-Indexed Bonds: The Fund may invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.
Defaulted Securities and Distressed Investments: The Fund held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of Investments.
Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Fund may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.

26
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Futures Contracts: The Fund invests in futures contracts as part of its primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not receive the return of the entire margin owed to the Fund, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statement of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statement of Operations. The use of long futures contracts subjects the Fund to risk of loss in excess of the variation margin on the Statement of Assets and Liabilities. The use of short futures contracts subjects the Fund to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The Fund buys and sells forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risks may exceed the amounts recognized on the Statement of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after Schedule of Investments.
Swap Contracts: The Fund engages in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedule of Investments include the cumulative appreciation
(depreciation), while only the current day’s variation margin is reported within the Statement of Assets and Liabilities. For credit default and interest rate contracts, an upfront payment received by a Fund is recorded as a liability and an upfront payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Upfront payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statement of Operations. The Fund’s use of swap contracts create additional risks beyond those that would exist if the Fund invested in the underlying positions directly.
Credit Default Swap Contracts: The Fund enters into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer.
In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss on swap contracts in the Statement of Operations.
Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform
(i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statement of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after Schedule of Investments.

27
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Interest Rate Swaps: The Fund enters into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Fund are recorded as realized gains (losses) on derivatives in the Statement of Operations. Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statement of Operations. The
Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after Schedule of
Investments.
Delayed Delivery Securities: During the period, the Fund transacted in securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the Fund identified securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract terms.
To-Be-Announced Commitments: The Fund may invest in To-Be-Announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The term TBA is derived from the fact that the actual mortgage-backed securities that will be delivered to fulfill a TBA commitment are not designated at the time the trade is made and settlement of the securities often takes place after the customary settlement period for mortgage-backed securities. The price and specified terms, including issuer, rate and mortgage terms of the underlying securities, as well as the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The actual pool of mortgage-backed securities to be delivered is announced 48 hours prior to the established trade settlement date. Settlement of TBA commitments can occur in two ways: i ) taking or making delivery of mortgage pools/securities; or
ii) pairing-off with an offsetting trade for cash settlement. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery security.
Investing in TBA commitments, which are accounted for as purchases and sales transactions, involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. The Fund is subject to this risk whether or not the Fund takes delivery of the positions on the settlement date for a transaction. TBA commitments outstanding at period end, if any, are disclosed in the Fund’s Schedule of Investments.
Securities Lending: The Fund may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash or securities issued by the U.S. Treasury valued at 102% to 105% of the market value of the securities on loan. The
Fund may invest cash collateral in money market funds as indicated on the Schedule of Investments. The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. If, despite such efforts by the lending agent to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, the lending agent indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Fund and the lending agent. Securities lending income, net on the Statement of Operations represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statement of Assets and
Liabilities.
Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The balance of securities on loan at period end, if any, is disclosed in the footnotes to the Schedule of Investments. The fair value of the Fund’s investment securities on loan and a related liability for collateral received on securities loaned are both presented gross on the Statement of Assets and Liabilities.
Master Agreements: The Fund is party to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different
Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.
As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Fund counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

28
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between the Fund and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.
Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Fund is required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statement of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between the Fund and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.
Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.
Collateral pledged by the Fund for OTC derivatives pursuant to Master Agreements is segregated by the Fund’s custodian and identified as an asset in the Statement of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).
Master Securities Forward Transaction Agreements (each, an “MSFTA”) are entered into in order to govern TBA commitments. A MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event.
Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.
Collateral posted for the benefit of the Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund Schedule of Investments. Segregation of a fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statement of Assets and Liabilities. As governed by the relevant Master
Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.
The collateral requirements for TBA commitments are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Fund and the counterparty. Typically, the Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting agreements on the
Statement of Assets and Liabilities.
Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Net Asset Value (“NAV”) of the Fund’s shares are valued as of the close of regular trading on the New York Stock
Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within the Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Fund’s Board of Trustees (the “Board”).
The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Fund’s investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

29
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Fund’s Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Fund to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Techniques: The following inputs and techniques may be used by the Fund to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.
Investments in mutual funds are valued daily at their NAVs which are classified as Level 1.
Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-
grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in
60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Fund may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
The inputs used by the Fund in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the fair value of the investment.

30
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, the contracts will be valued at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.
OTC derivatives, including forward contracts and swap contracts, are valued by the Fund on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.
The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.
Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.
Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.
Quantitative Information
The following table represents the Fund’s valuations inputs as presented on the Schedule of Investments:
During the period ended March 31, 2020, there were no transfers to or from Level 3. There were no Level 3 securities held at period end.
AQR CORE PLUS BOND FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Corporate Bonds ................................ $ – $ 27,969,172 $ – $ 27,969,172
Foreign Government Securities ..................... – 17,883,543 – 17,883,543
Mortgage-Backed Securities ....................... – 73,396,138 – 73,396,138
U.S. Treasury Obligations ......................... – 44,916,681 – 44,916,681
Securities Lending Collateral ....................... 62,762 – – 62,762
Short-Term Investments ........................... 20,894,887 – – 20,894,887
Futures Contracts* ............................... 364,702 – – 364,702
Forward Foreign Currency Exchange Contracts* ........ – 1,804,307 – 1,804,307
Interest Rate Swap Contracts* ...................... – 2,092,936 – 2,092,936
Credit Default Swap Contracts* ..................... – 1,400,400 – 1,400,400
Total Assets $ 21,322,351 $ 169,463,177 $ – $ 190,785,528
LIABILITIES
TBA Sale Commitments (Sold Short) ................. $ – $ (37,753,191) $ – $ (37,753,191)
Futures Contracts* ............................... (231,803) – – (231,803)
Forward Foreign Currency Exchange Contracts* ........ – (2,036,612) – (2,036,612)
Interest Rate Swap Contracts* ...................... – (2,195,674) – (2,195,674)
Credit Default Swap Contracts* ..................... – (420,384) – (420,384)
Total Liabilities $ (231,803) $ (42,405,861) $ – $ (42,637,664)
*
Derivative instruments, including futures and forward foreign currency exchange, are reported at the cumulative unrealized appreciation/
(depreciation) of the instrument within the Fund’s Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value. Only current day’s variation margin is reported within the Statement of Assets and Liabilities for exchange-traded and cleared derivatives.

31
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Federal Income Tax Matters
At March 31, 2020, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions and derivative instruments for federal income tax purposes were as follows:
The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals. The
Fund’s tax basis capital gains and losses are determined only at the end of the year.
Investment Transactions
During the period ended March 31, 2020, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:
During the period ended March 31, 2020, the Fund had purchases and sales of long-term U.S. Government obligations as follows:
Derivative Instruments and Activities
The Fund uses derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Fund derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. All derivative instruments held by the Fund were subject to a master netting agreement or similar arrangement.
FUND
COST OF
INVESTMENTS
GROSS
UNREALIZED
APPRECIATION
GROSS
UNREALIZED
DEPRECIATION
NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
AQR Core Plus Bond Fund ................................ $ 146,188,746 $ 7,565,661 $ (5,606,543) $ 1,959,118
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Core Plus Bond Fund ................................ $ 428,697,789 $ 391,214,987 $ 314,238,939 $ 277,606,481
FUND PURCHASES SALES
SECURITIES
SOLD SHORT
COVERS ON
SECURITIES
SOLD SHORT
AQR Core Plus Bond Fund ................................ $ 88,035,302 $ 84,869,445 $ — $ —

32
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
The following table lists the fair value of derivatives instruments held by the Fund, by primary underlying risk and contract type, as included in the
Statement of Assets and Liabilities at March 31, 2020.
The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statement of Operations for the period ended March 31, 2020:
ASSETS LIABILITIES
FUND
UNREALIZED
APPRECIATION
ON
FUTURES
CONTRACTS
*
SWAPS
AT VALUE
**
UNREALIZED
APPRECIATION
ON FORWARD
CURRENCY
EXCHANGE
CONTRACTS
UNREALIZED
DEPRECIATION
ON
FUTURES
CONTRACTS
*
SWAPS
AT VALUE
**
UNREALIZED
DEPRECIATION
ON FORWARD
CURRENCY
EXCHANGE
CONTRACTS
Foreign Exchange Rate Risk Exposure:
AQR Core Plus Bond Fund ............... $ – $ – $ 1,804,307 $ – $ – $ 2,036,612
Interest Rate Risk Exposure:
AQR Core Plus Bond Fund ............... 364,702 2,092,936 – 231,803 2,195,674 –
Credit Risk Exposure:
AQR Core Plus Bond Fund ............... – 1,400,400 – – 420,384 –
Net Fair Value of Derivative Contracts:
AQR Core Plus Bond Fund ............... 132,899 877,278 – – – 232,305
*
Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**
Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
REALIZED GAIN (LOSS) ON
DERIVATIVES RECOGNIZED
AS A RESULT
FROM OPERATIONS
NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) ON
DERIVATIVES RECOGNIZED
AS A  RESULT FROM OPERATIONS
FUND
FUTURES
CONTRACTS
SWAPS
CONTRACTS
FORWARD
CURRENCY
EXCHANGE
CONTRACTS
FUTURES
CONTRACTS
SWAPS
CONTRACTS
FORWARD
CURRENCY
EXCHANGE
CONTRACTS
Foreign Exchange Rate Risk Exposure:
AQR Core Plus Bond Fund .................... $ – $ – $ 1,352,457 $ – $ – $ (617,128)
Interest Rate Risk Exposure:
AQR Core Plus Bond Fund .................... (78,131) 299,540 – 119,622 283,122 –
Credit Risk Exposure:
AQR Core Plus Bond Fund .................... – 123,985 – – 143,965 –

33
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
The following table presents the Fund’s gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of March 31, 2020:
AQR Core Plus Bond Fund
(a) In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $ 584,899.
GROSS AMO UNTS NOT OFF SET IN  THE
STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS AMOUNTS
OF RECOGNIZED
ASSETS
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS
OF ASSETS
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
(RECEIVED)/
PLEDGED (a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 943,126 $ (943,126) $ – $ – $ – $ –
JPMC .......... Forward Foreign
Currency Exchange
Contracts 861,181 (861,181) – – – –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 1,804,307 (1,804,307) – – – –
GROSS AMO UNTS NOT OFFSET IN  THE
STATEMENT OF ASSETS & LIABI LITIES
COUNTERPARTY
INVESTMENT
TYPE
GROSS
AMOUNTS OF
RECOGNIZED
LIABILITIES
PRESENTED
IN THE
STATEMENT  OF
ASSETS &
LIABILITIES
GROSS AMOUNTS
ELIGIBLE TO
OFFSET
NET AMOUNTS OF
LIABILITIES
FINANCIAL
INSTRUMENTS
CASH
COLLATERAL
RECEIVED/
(PLEDGED) (a)
NET
AMOUNT
CITI ........... Forward Foreign
Currency Exchange
Contracts $ 1,034,231 $ (943,126) $ 91,105 $ – $ – $ 91,105
JPMC .......... Forward Foreign
Currency Exchange
Contracts 1,002,381 (861,181) 141,200 – (141,200) –
Total financial instruments subject to
master netting arrangement or similar
arrangement .................... 2,036,612 (1,804,307) 232,305 – (141,200) 91,105

34
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
For the period ended March 31, 2020, the quarterly average notional values of the derivatives held by the Fund were as follows:
Derivatives Volume Disclosure*
Investment Advisory and Other Agreements
The Adviser serves as the investment adviser to the Fund, pursuant to the Investment Management Agreement II, dated November 13, 2015, as amended, entered into by the Trust, on behalf of the Fund (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for the Fund’s portfolio, makes day-to-day investment decisions for the Fund, and manages the Fund investments in accordance with the Fund stated policies. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions, subject to its obligation to seek best execution, and also provides certain other administrative services to the Fund. The Adviser provides persons satisfactory to the Fund’s Board to serve as officers of the Fund.
Pursuant to the Advisory Agreement, the Fund currently pays the Investment Advisory fee at an annual rate of 0.32% calculated on the average daily net assets.
The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of the Fund at least through January 28, 2021 for Class I, N, and R6 shares. Pursuant to the Expense Limitation Agreement, the Adviser has
agreed to reimburse the Fund in an amount sufficient to limit all Fund operating expenses other than management fees and 12b-1 fees, and exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:
For the period ended March 31, 2020, the Fund’s Adviser reimbursed expenses for the Fund as follows:
*
AQR CORE
PLUS BOND
FUND
Futures Contracts:
Average Notional Balance - Long $ 16,372,952
Average Notional Balance - Short 17,923,552
Ending Notional Balance - Long 19,974,071
Ending Notional Balance - Short 16,600,535
Forward Foreign Currency Exchange Contracts:
Average Settlement Value - Purchased 25,558,769
Average Settlement Value - Sold 41,355,278
Ending Value - Purchased 33,890,287
Ending Value - Sold 47,749,823
Credit Default Swaps:
Average Notional Balance - Buy Protection 14,010,000
Average Notional Balance - Sell Protection 10,346,667
Ending Notional Balance - Buy Protection 14,970,000
Ending Notional Balance - Sell Protection 11,810,000
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance - Pays Fixed Rate 201,837,462
Average Notional Balance - Receives Fixed Rate 259,715,910
Ending Notional Balance - Pays Fixed Rate 176,257,650
Ending Notional Balance - Receives Fixed Rate 206,997,864
*
Notional values as of each quarter end are used to calculate the average represented.
FUND CLASS I CLASS N CLASS R6
AQR Core Plus Bond Fund .......................................................... 0.15% 0.15% 0.05%
FUND
EXPENSE
REIMBURSEMENTS TOTAL
AQR Core Plus Bond Fund ............................................................ $ 97,904 $ 97,904

35
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
The Trust, in turn, agreed that the Fund will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to the Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
For the period ended March 31, 2020, the amounts reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the
Adviser and the expiration schedule at March 31, 2020 are as follows:
Distribution Plan
The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Fund. The
Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Fund.
Principal Risks and Concentrations
The Fund is non-diversified. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the
Fund’s performance.
The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.
In the normal course of business the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate and foreign currency risks.
Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).
EXPENSES
REIMBURSED FOR THE
PERIOD ENDED
TOTAL POTENTIAL
RECOUPMENT
AMOUNT
POTENTIAL
AMOUNTS EXP
RECOUPMENT
IRING MARCH 31 ,
MARCH 31, 2020 MARCH 31, 2020 20 20 20 21 20 22 20 23
AQR CORE PLUS BOND FUND
Class I ................ $ 16,829 $ 41,034 $ – $ 3,626 $ 20,579 $ 16,829
Class N ................ 849 3,359 – 602 1,908 849
Class R6 ............... 80,226 437,845 – 111,384 246,235 80,226
Totals $ 97,904 $ 482,238 $ – $ 115,612 $ 268,722 $ 97,904

36
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the
Fund.
Mortgage-related and other mortgage-backed securities are subject to certain risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Exposure to mortgage-backed securities offered by non-
governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.
Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures;
and higher transaction costs. To the extent a fund’s investment in a single country or a limited number of countries represent a higher percentage of the
Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and
non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.
The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt the U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Funds and their investments. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. Such events include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The Fund may invest in securities with positive momentum. This entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Investing in or having exposure to "value" securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security's true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

37
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
In addition, the Fund may be exposed to the risk that one or more securities in the Fund portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. The Fund may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such the Fund has credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund net asset value or dividends. The Fund minimizes credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Fund when deemed necessary.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Fund may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Fund’s exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statement of Assets and Liabilities. The counterparties to the
Fund’s derivative investments may include affiliates of the Fund’s clearing brokers and other major financial institutions. While the Fund uses multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Fund minimizes counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
In the normal course of business, the Fund may enter into agreements with the certain counterparties for derivative transactions. A Fund’s Master
Agreement contains provisions that require Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.
The Fund, at times, utilizes substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Fund borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Fund to post additional collateral or otherwise sell assets at a time when it may not be in the Fund’s best interest to do so.
Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
Periodically, the Fund may be a party to legal actions arising in the ordinary course of business. The Fund is currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.
Please refer to the Fund’s prospectuses for a more complete description of the principal risks of investing in the Fund.
Interfund Lending
Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Fund may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with Fund’s investment objective and investment policies. This program allows the Fund to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending
Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.
A lending Fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3%
of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.

38
Notes to Financial Statements
AQR Funds | Semi-Annual Report | March 2020
March 31, 2020 (Unaudited)
The Fund is not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in the Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending
Program. Interest expense paid, as a result of borrowing under this agreement is included in Interfund lending expense in the Statements of Operations.
During the reporting period, the Fund did not utilize the Interfund Lending Program.
Line of Credit
Effective March 20, 2020 and terminating on March 19, 2021, the Trust renewed a $350,000,000 committed syndicated line of credit (the “Agreement”)
with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The
Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full.
There were no open borrowings as of March 31, 2020 by any of the Funds in the Trust. The Fund did not have any borrowings for the period ended
March 31, 2020.
Principal Ownership
As of March 31, 2020, the Fund had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:
Significant shareholder transactions by these shareholders, if any, may impact the Fund's performance.
New Accounting Pronouncements and Regulations
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date.
The Fund has adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of October 1, 2019, the amortized cost basis of investments was reduced by $1,919 and unrealized appreciation of investments was increased by $1,919. The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.
Subsequent Events
The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events.
FUND
NUMBER OF INDIVIDUAL
SHAREHOLDERS
AND/OR OMNIBUS
ACCOUNTS
TOTAL
PERCENTAGE
INTEREST
HELD
AQR Core Plus Bond Fund* ............................................... 6 92.07%
*
The percentage held by the Adviser and/or affiliates is 48.16%.

39
Fund Expense Examples (Unaudited)
AQR Funds | Semi-Annual Report | March 2020
As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 3/31/2020” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests.
These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transactional costs were included, your costs would have been higher.
BEGINNING
  ACCOUNT
          DATE
        VALUE
    ENDING
ACCOUNT
      VALUE
  3/31/20
ANNUALIZED
      EXPENSE
RATIO FOR
THE PERIOD
      EXPENSES
PAID FOR THE
PERIOD
          ENDING
        3/31/20
AQR Core Plus Bond Fund
Class I
Actual Return $1,000.00 $1,030.40 0.47% $2.39
Hypothetical Return $1,000.00 $1,022.65 0.47% $2.38
Class N
Actual Return $1,000.00 $1,028.10 0.72% $3.65
Hypothetical Return $1,000.00 $1,021.40 0.72% $3.64
Class R6
Actual Return $1,000.00 $1,029.90 0.37% $1.88
Hypothetical Return $1,000.00 $1,023.15 0.37% $1.87
Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period unless stated otherwise).

Investment Adviser
AQR Capital Management, LLC
Two Greenwich Plaza, 4th Floor
Greenwich, CT 06830
Transfer Agent
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian
JPMorgan Chase Bank, N.A.
4 Metro Tech Center
Brooklyn, NY 11245
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Administrator
JPMorgan Chase Bank, N.A.
70 Fargo Street
Boston, MA 02210
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
300 Madison Avenue
New York, NY 10017
You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the
SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.
The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-PORT Part F. The
Form N-PORT Part F is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at
www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds
P.O. Box 2248, Denver, CO 80201-2248 | p: +1.866.290.2688 | w: https://funds.aqr.com

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments
(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b) The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.
Item 13. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
                Section 302
(a)(3)      Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.
(a)(4)      Any change in the Registrant’s independent public accountant – Not Applicable.
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.
                Section 906
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ William Cashel
-----------------------------------
William Cashel,
Principal Executive Officer
May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ William Cashel
----------------------------------
William Cashel,
Principal Executive Officer
May 26, 2020

By: /s/ Heather Bonner
---------------------------------
Heather Bonner,
Principal Financial Officer
May 26, 2020